As filed with the SEC on November 23, 2011.

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-04419
TRANSAMERICA SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
570 Carillon Parkway, St. Petersburg, Florida 33716
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (727) 299-1800
Dennis Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and Address of Agent for Service)
Date of fiscal year end: December 31
Date of reporting period: July 1, 2011 — September 30, 2011

Item 1. Schedule of Investments.
The unaudited Schedules of Investments of Registrant as of September 30, 2011 are attached.

Transamerica AEGON Active Asset Allocation — Conservative VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 99.0%
Capital Markets - 88.1%
Vanguard Extended Market ETF	1,950	$90
Vanguard Index Stock Market ETF	11,990	692
Vanguard Intermediate-Term Bond ETF	61,340	5,375
Vanguard Intermediate-Term Corporate Bond ETF	8,550	692
Vanguard Long-Term Bond ETF	17,160	1,575
Vanguard MSCI EAFE ETF	9,422	284
Vanguard S&P 500 ETF	11,586	600
Vanguard Short-Term Bond ETF	60,720	4,944
Vanguard Short-Term Government Bond ETF	8,450	517
Vanguard Total Bond Market ETF	95,502	7,996
Emerging Market - Equity - 1.2%
Vanguard MSCI Emerging Markets ETF	8,360	300
Growth - Large Cap - 3.4%
Vanguard Growth ETF	15,640	875
Growth - Small Cap - 0.9%
Vanguard Small-Capital ETF	3,699	227
Region Fund - Asian Pacific - 0.7%
Vanguard MSCI Pacific ETF	3,752	182
Region Fund - European - 1.2%
Vanguard MSCI European ETF	7,860	319
Value - Large Cap - 3.5%
Vanguard Value ETF	19,120	900

Total Investment Companies (cost $25,658)		25,568

	Principal	Value

REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $316 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, with a value of $324.	$316	$316
Total Repurchase Agreement (cost $316)

Total Investment Securities (cost $25,974) #		25,884
Other Assets and Liabilities - Net		(64)

Net Assets		$25,820

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $25,974. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $171 and $261, respectively. Net unrealized depreciation for tax purposes is $90.
DEFINITION:
ETF            Exchange-Traded Fund
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	09/30/2011
Investment Companies	$25,568	$—	$—	$25,568
Repurchase Agreement	—	316	—	316

Total	$25,568	$316	$—	$25,884

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AEGON Active Asset Allocation — Moderate VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 98.4%
Capital Markets - 77.8%
Vanguard Extended Market ETF	2,310	$106
Vanguard Index Stock Market ETF	10,480	604
Vanguard Intermediate-Term Bond ETF	25,390	2,225
Vanguard Intermediate-Term Corporate Bond ETF	3,410	276
Vanguard Long-Term Bond ETF	6,849	629
Vanguard MSCI EAFE ETF	9,440	285
Vanguard S&P 500 ETF	10,048	520
Vanguard Short-Term Bond ETF	25,245	2,055
Vanguard Short-Term Government Bond ETF	3,160	193
Vanguard Total Bond Market ETF	39,615	3,318
Emerging Market - Equity - 2.5%
Vanguard MSCI Emerging Markets ETF	9,240	332
Growth - Large Cap - 6.1%
Vanguard Growth ETF	14,285	799
Growth - Small Cap - 1.5%
Vanguard Small-Capital ETF	3,176	195
Region Fund - Asian Pacific - 1.4%
Vanguard MSCI Pacific ETF	3,750	182
Region Fund - European - 2.7%
Vanguard MSCI European ETF	8,610	350
Value - Large Cap - 6.4%
Vanguard Value ETF	17,730	834
Total Investment Companies (cost $13,304)		12,903

	Principal	Value

REPURCHASE AGREEMENT - 3.5%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $464 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, with a value of $475.	$464	$464
Total Repurchase Agreement (cost $464)

Total Investment Securities (cost $13,768) #		13,367
Other Assets and Liabilities - Net		(249)

Net Assets		$13,118

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $13,768. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $97 and $498, respectively. Net unrealized depreciation for tax purposes is $401.
DEFINITION:
ETF            Exchange-Traded Fund
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	09/30/2011
Investment Companies	$12,903	$—	$—	$12,903
Repurchase Agreement	—	464	—	464

Total	$12,903	$464	$—	$13,367

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AEGON Active Asset Allocation — Moderate Growth VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 98.5%
Capital Markets - 65.1%
Vanguard Extended Market ETF	2,960	$136
Vanguard Index Stock Market ETF	14,635	844
Vanguard Intermediate-Term Bond ETF	15,198	1,332
Vanguard Intermediate-Term Corporate Bond ETF	2,010	163
Vanguard Long-Term Bond ETF	4,290	394
Vanguard MSCI EAFE ETF	13,801	416
Vanguard S&P 500 ETF	13,627	705
Vanguard Short-Term Bond ETF	15,590	1,269
Vanguard Short-Term Government Bond ETF	1,320	81
Vanguard Total Bond Market ETF	24,024	2,012
Emerging Market - Equity - 4.3%
Vanguard MSCI Emerging Markets ETF	13,490	484
Growth - Large Cap - 10.0%
Vanguard Growth ETF	20,100	1,124
Growth - Small Cap - 2.5%
Vanguard Small-Capital ETF	4,675	287
Region Fund - Asian Pacific - 2.2%
Vanguard MSCI Pacific ETF	5,050	245
Region Fund - European - 4.3%
Vanguard MSCI European ETF	12,080	491
Value - Large Cap - 10.1%
Vanguard Value ETF	24,360	1,146

Total Investment Companies (cost $11,675)		11,129

	Principal	Value

REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $137 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, with a value of $142.	$137	$137
Total Repurchase Agreement (cost $137)

Total Investment Securities (cost $11,812) #		11,266
Other Assets and Liabilities - Net		30

Net Assets		$11,296

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $11,812. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $37 and $583, respectively. Net unrealized depreciation for tax purposes is $546.
DEFINITION:
ETF            Exchange-Traded Fund
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	09/30/2011
Investment Companies	$11,129	$—	$—	$11,129
Repurchase Agreement	—	137	—	137

Total	$11,129	$137	$—	$11,266

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AEGON High Yield Bond VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

PREFERRED CORPORATE DEBT SECURITIES - 1.8%
Diversified Financial Services - 1.0%
Bank of America Corp. - Series K
8.00%, 01/30/2018 * Ž ^	$1,135	$965
JPMorgan Chase & Co. - Series 1
7.90%, 04/30/2018 * Ž ^	630	649
Insurance - 0.8%
Lincoln National Corp.
7.00%, 05/17/2066 *	1,700	1,462

Total Preferred Corporate Debt Securities (cost $3,211)		3,076

CORPORATE DEBT SECURITIES - 91.4%
Aerospace & Defense - 2.0%
BE Aerospace, Inc.
8.50%, 07/01/2018	1,175	1,257
Bombardier, Inc.
7.50%, 03/15/2018 - 144A	140	148
7.75%, 03/15/2020 - 144A ^	400	426
Hexcel Corp.
6.75%, 02/01/2015	192	194
Spirit Aerosystems, Inc.
6.75%, 12/15/2020	330	329
7.50%, 10/01/2017	735	761
Triumph Group, Inc.
8.63%, 07/15/2018	450	479
Airlines - 0.3%
U.S. Airways Pass-Through Trust -Series
2010-1, Series 2010-1A
6.25%, 04/22/2023	600	540
Auto Components - 0.3%
Lear Corp.
7.88%, 03/15/2018	365	376
8.13%, 03/15/2020	140	147
Automobiles - 1.0%
Chrysler Group LLC
8.00%, 06/15/2019 - 144A	940	734
8.25%, 06/15/2021 - 144A ^	730	562
General Motors Corp. (Escrow Shares)
7.20%, 01/15/2049 Ə	805	♦
Jaguar Land Rover PLC
7.75%, 05/15/2018 - 144A ^	200	178
8.13%, 05/15/2021 - 144A ^	265	233
Beverages - 1.7%
Constellation Brands, Inc.
7.25%, 09/01/2016 - 05/15/2017	1,750	1,837
Cott Beverages, Inc.
8.13%, 09/01/2018	275	281
8.38%, 11/15/2017	800	816
Building Products - 2.4%
Dynacast International LLC
9.25%, 07/15/2019 - 144A	510	462
Euramax International, Inc.
9.50%, 04/01/2016 - 144A	975	778
Masco Corp.
7.75%, 08/01/2029	935	917
Ply Gem Industries, Inc.
8.25%, 02/15/2018 ^	2,507	2,042
Chemicals - 1.7%
Huntsman International LLC
5.50%, 06/30/2016 ^	710	662
8.63%, 03/15/2020 ^	350	340
Lyondell Chemical Co.
8.00%, 11/01/2017 - 144A	383	413
Nova Chemicals Corp.
3.54%, 11/15/2013 *	200	193
8.38%, 11/01/2016 ^	1,300	1,365
Commercial Banks - 2.4%
CIT Group, Inc.
7.00%, 05/04/2015 - 05/02/2017 - 144A	4,325	4,200
Commercial Services & Supplies - 2.5%
AE Escrow Corp.
9.75%, 03/15/2020 - 144A	420	403
Ceridian Corp.
12.25%, 11/15/2015 ^ Ώ	2,150	1,731
EnergySolutions, Inc.
10.75%, 08/15/2018	115	115
GCB Quebecor World (Escrow Shares)
6.13%, 11/15/2013 Ə	690	♦
International Lease Finance Corp.
8.63%, 09/15/2015	1,100	1,092
Iron Mountain, Inc.
7.75%, 10/01/2019 ^	250	248
Koppers, Inc.
7.88%, 12/01/2019	750	778
Computers & Peripherals - 1.2%
Seagate HDD Cayman
6.88%, 05/01/2020	1,240	1,140
7.75%, 12/15/2018 - 144A ^	1,025	1,005
Construction Materials - 0.9%
Vulcan Materials Co.
7.00%, 06/15/2018 ^	1,600	1,528
Consumer Finance - 2.0%
Ally Financial, Inc.
6.75%, 12/01/2014	900	861
8.00%, 03/15/2020 ^	650	602
Springleaf Finance Corp.
6.90%, 12/15/2017	2,840	2,044
Containers & Packaging - 2.1%
Ball Corp.
6.63%, 03/15/2018	500	503
Cascades, Inc.
7.75%, 12/15/2017	75	71
7.88%, 01/15/2020	750	705
Graphic Packaging International, Inc.
7.88%, 10/01/2018 ^	900	923
9.50%, 06/15/2017	200	214
Packaging Dynamics Corp.
8.75%, 02/01/2016 - 144A	1,100	1,077
Sealed Air Corp.
8.13%, 09/15/2019 - 144A	200	202
Diversified Consumer Services - 1.9%
Ford Holdings LLC
9.30%, 03/01/2030	1,625	2,078
Service Corp., International
7.00%, 06/15/2017	1,160	1,201

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AEGON High Yield Bond VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

Diversified Financial Services - 3.6%
Ford Motor Credit Co., LLC
5.00%, 05/15/2018	$475	$459
7.00%, 04/15/2015	925	971
International Lease Finance Corp.
8.25%, 12/15/2020 ^	900	882
Nuveen Investments, Inc.
10.50%, 11/15/2015 ^	1,232	1,137
Reynolds Group Issuer, Inc.
6.88%, 02/15/2021 - 144A ^	100	90
7.13%, 04/15/2019 - 144A	575	535
8.25%, 02/15/2021 - 144A	180	142
9.00%, 04/15/2019 - 144A	1,475	1,253
WMG Acquisition Corp.
11.50%, 10/01/2018 - 144A	840	773
Diversified Telecommunication Services - 5.8%
Cincinnati Bell, Inc.
8.38%, 10/15/2020	875	814
8.75%, 03/15/2018 ^	325	288
EH Holding Corp.
6.50%, 06/15/2019 - 144A	350	337
7.63%, 06/15/2021 - 144A	130	125
Frontier Communications Corp.
8.25%, 04/15/2017 ^	465	451
9.00%, 08/15/2031	1,640	1,398
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 - 144A ^	1,000	928
7.50%, 04/01/2021 - 144A	500	465
Intelsat Luxembourg SA
11.50%, 02/04/2017 - 144A Ώ	500	430
Level 3 Communications, Inc.
11.88%, 02/01/2019 - 144A	375	356
Level 3 Escrow, Inc.
8.13%, 07/01/2019 - 144A ^	675	597
PAETEC Holding Corp.
8.88%, 06/30/2017	177	186
Sprint Capital Corp.
8.75%, 03/15/2032	975	847
Sprint Nextel Corp.
8.38%, 08/15/2017	750	698
Windstream Corp.
7.50%, 04/01/2023	2,585	2,410
Electric Utilities - 6.3%
AES Red Oak LLC -Series B
9.20%, 11/30/2029	1,455	1,499
Dynegy Holdings LLC
7.50%, 06/01/2015 ^	1,495	957
7.75%, 06/01/2019	2,795	1,691
Elwood Energy LLC
8.16%, 07/05/2026	1,677	1,644
Homer City Funding LLC
8.14%, 10/01/2019	496	417
8.73%, 10/01/2026	2,379	1,998
Intergen NV
9.00%, 06/30/2017 - 144A	2,075	2,110
LSP Energy, LP
8.16%, 07/15/2025	1,250	902
Food & Staples Retailing - 1.8%
Rite Aid Corp.
7.50%, 03/01/2017	1,500	1,432
9.38%, 12/15/2015 ^	325	280
10.38%, 07/15/2016	75	77
SUPERVALU, Inc.
8.00%, 05/01/2016 ^	1,420	1,342
Food Products - 1.5%
Del Monte Foods Co.
7.63%, 02/15/2019 - 144A	810	684
Dole Food Co., Inc.
8.00%, 10/01/2016 - 144A	580	593
Harmony Foods Corp.
10.00%, 05/01/2016 - 144A	187	186
Pilgrim’s Pride Corp.
7.88%, 12/15/2018 - 144A ^	420	320
Simmons Foods, Inc.
10.50%, 11/01/2017 - 144A	990	857
Gas Utilities - 0.1%
Star Gas Partner, LP
8.88%, 12/01/2017	175	179
Health Care Providers & Services - 3.9%
Community Health Systems, Inc.
8.88%, 07/15/2015 ^	1,465	1,439
GCB U.S. Oncology, Inc. (Escrow Shares)
08/15/2017	1,650	12
HCA, Inc.
6.38%, 01/15/2015	1,500	1,459
6.50%, 02/15/2020	570	557
7.50%, 02/15/2022 ^	600	554
Healthsouth Corp.
7.75%, 09/15/2022	1,645	1,493
LifePoint Hospitals, Inc.
6.63%, 10/01/2020	1,275	1,256
Hotels, Restaurants & Leisure - 7.8%
Ameristar Casinos, Inc.
7.50%, 04/15/2021 - 144A ^	1,000	968
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/2018 ^	1,200	714
12.75%, 04/15/2018	1,910	1,294
Firekeepers Development Authority
13.88%, 05/01/2015 - 144A	1,260	1,424
GWR Operating Partnership LLP
10.88%, 04/01/2017	1,670	1,719
MGM Resorts International
7.50%, 06/01/2016 ^	1,010	876
10.00%, 11/01/2016 - 144A ^	505	478
10.38%, 05/15/2014	170	186
11.38%, 03/01/2018 ^	1,695	1,694
Royal Caribbean Cruises, Ltd.
7.00%, 06/15/2013	125	127
7.25%, 06/15/2016 ^	200	203
Seneca Gaming Corp.
8.25%, 12/01/2018 - 144A	600	578
Sheraton Holding Corp.
7.38%, 11/15/2015 ^	674	726
Starwood Hotels & Resorts Worldwide, Inc.
7.15%, 12/01/2019	500	538

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AEGON High Yield Bond VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

Hotels, Restaurants & Leisure (continued)
WMG Acquisition Corp.
9.50%, 06/15/2016	$1,425	$1,443
Wynn Las Vegas LLC
7.75%, 08/15/2020	935	982
Household Durables - 4.4%
Beazer Homes USA, Inc.
12.00%, 10/15/2017	1,000	1,013
Jarden Corp.
7.50%, 05/01/2017 ^	1,005	1,025
7.50%, 01/15/2020	590	597
K. Hovnanian Enterprises, Inc.
8.63%, 01/15/2017	500	176
10.63%, 10/15/2016 ^	870	653
11.88%, 10/15/2015	195	88
KB Home
9.10%, 09/15/2017	2,225	1,890
Meritage Homes Corp.
6.25%, 03/15/2015	355	341
7.15%, 04/15/2020	1,192	1,073
Standard Pacific Corp.
8.38%, 05/15/2018	225	191
8.38%, 01/15/2021 ^	825	679
Independent Power Producers & Energy Traders - 2.9%
Calpine Corp.
7.50%, 02/15/2021 - 144A	575	549
7.88%, 07/31/2020 - 144A ^	1,100	1,062
7.88%, 01/15/2023 - 144A	475	458
Edison Mission Energy
7.20%, 05/15/2019	850	485
NRG Energy, Inc.
7.63%, 01/15/2018 - 144A	1,175	1,092
7.63%, 05/15/2019 - 144A ^	590	537
7.88%, 05/15/2021 - 144A	725	663
8.25%, 09/01/2020 ^	300	284
Insurance - 1.0%
Genworth Financial, Inc.
6.15%, 11/15/2066 *	650	325
Liberty Mutual Group, Inc.
10.75%, 06/15/2058 - 144A *	1,275	1,517
IT Services - 0.9%
SunGard Data Systems, Inc.
7.38%, 11/15/2018 ^	850	791
7.63%, 11/15/2020 ^	850	790
Leisure Equipment & Products - 0.1%
Icon Health & Fitness
11.88%, 10/15/2016 - 144A	150	137
Machinery - 0.8%
Case New Holland, Inc.
7.88%, 12/01/2017	275	293
Navistar International Corp.
8.25%, 11/01/2021 ^	1,070	1,098
Media - 5.0%
CCO Holdings LLC
6.50%, 04/30/2021	1,000	945
7.00%, 01/15/2019	1,200	1,164
7.88%, 04/30/2018 ^	440	448
Cequel Communications Holdings I LLC and Cequel Capital Corp.
8.63%, 11/15/2017 - 144A	585	579
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/2017 ^	150	152
Clear Channel Worldwide Holdings, Inc. -Series B
9.25%, 12/15/2017 ^	1,425	1,457
DISH DBS Corp.
7.75%, 05/31/2015	1,550	1,589
7.88%, 09/01/2019	800	816
Univision Communications, Inc.
7.88%, 11/01/2020 - 144A	975	914
8.50%, 05/15/2021 - 144A ^	900	702
Metals & Mining - 0.9%
Thompson Creek Metals Co., Inc.
7.38%, 06/01/2018 - 144A	175	158
U.S. Steel Corp.
6.65%, 06/01/2037	950	731
7.00%, 02/01/2018 ^	775	698
Multiline Retail - 1.8%
Bon-Ton Department Stores, Inc.
10.25%, 03/15/2014 ^	1,875	1,499
JC Penney Corp., Inc.
7.13%, 11/15/2023	575	581
7.40%, 04/01/2037 ^	1,100	1,018
Multi-Utilities - 0.6%
Puget Energy, Inc.
6.00%, 09/01/2021	1,050	1,041
Oil, Gas & Consumable Fuels - 9.0%
Arch Coal, Inc.
7.00%, 06/15/2019 - 144A	200	190
7.25%, 06/15/2021 - 144A	340	327
8.75%, 08/01/2016	300	318
Chesapeake Energy Corp.
6.63%, 08/15/2020	901	928
9.50%, 02/15/2015	600	677
Connacher Oil and Gas, Ltd.
8.50%, 08/01/2019 - 144A	1,200	924
Consol Energy, Inc.
6.38%, 03/01/2021 - 144A	240	232
8.00%, 04/01/2017	225	235
8.25%, 04/01/2020	570	600
Continental Resources, Inc.
7.13%, 04/01/2021	400	404
8.25%, 10/01/2019	600	642
El Paso Corp.
7.25%, 06/01/2018	1,450	1,622
Energy Transfer Equity, LP
7.50%, 10/15/2020	1,670	1,716
GMX Resources, Inc.
11.38%, 02/15/2019 - 144A	760	547
Kinder Morgan Finance Co., ULC
5.70%, 01/05/2016 ^	1,000	1,003
Linn Energy LLC
7.75%, 02/01/2021	900	900
8.63%, 04/15/2020	720	742
Newfield Exploration Co.
5.75%, 01/30/2022	135	133
6.88%, 02/01/2020 ^	175	180
Pioneer Natural Resources Co.
6.65%, 03/15/2017	800	856
6.88%, 05/01/2018	585	628
Plains Exploration & Production Co.
7.00%, 03/15/2017	890	890
Stallion Oilfield Holdings, Ltd.
10.50%, 02/15/2015 ^	1,196	1,220

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AEGON High Yield Bond VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

Paper & Forest Products - 1.1%
Ainsworth Lumber Co., Ltd.
11.00%, 07/29/2015 - 144A Ώ	$260	$166
Smurfit Kappa Funding PLC
7.75%, 04/01/2015	280	269
Westvaco Corp.
8.20%, 01/15/2030	1,275	1,445
Pharmaceuticals - 1.5%
Mylan, Inc.
7.63%, 07/15/2017 - 144A	468	487
7.88%, 07/15/2020 - 144A	675	705
Valeant Pharmaceuticals International, Inc.
6.75%, 10/01/2017 - 08/15/2021 - 144A	700	617
6.88%, 12/01/2018 - 144A	550	498
7.00%, 10/01/2020 - 144A	300	266
Real Estate Investment Trusts - 1.5%
Host Hotels & Resorts, LP
5.88%, 06/15/2019 - 144A	400	382
9.00%, 05/15/2017 ^	340	367
Host Hotels & Resorts, LP -Series Q
6.75%, 06/01/2016	350	350
Weyerhaeuser Co.
7.38%, 03/15/2032	1,620	1,616
Road & Rail - 0.6%
Hertz Corp.
6.75%, 04/15/2019	350	318
7.50%, 10/15/2018	670	639
8.88%, 01/01/2014 ^	114	114
Semiconductors & Semiconductor Equipment - 1.6%
Freescale Semiconductor, Inc.
9.25%, 04/15/2018 - 144A	550	565
NXP BV
9.75%, 08/01/2018 - 144A	1,875	1,960
Sensata Technologies BV
6.50%, 05/15/2019 - 144A	275	261
Software - 0.8%
First Data Corp.
8.25%, 01/15/2021 - 144A	595	470
12.63%, 01/15/2021 - 144A ^	1,295	958
Specialty Retail - 0.9%
Academy, Ltd.
9.25%, 08/01/2019 - 144A ^	250	233
Brookstone Co., Inc.
13.00%, 10/15/2014 - 144A	272	192
Claire’s Stores, Inc.
8.88%, 03/15/2019	1,220	877
9.63%, 06/01/2015 Ώ	250	193
Textiles, Apparel & Luxury Goods - 1.2%
Jones Group, Inc.
6.13%, 11/15/2034	1,300	917
Levi Strauss & Co.
8.88%, 04/01/2016 ^	840	848
Pvh Corp.
7.38%, 05/15/2020	310	323
Wireless Telecommunication Services - 1.6%
Cricket Communications, Inc.
7.75%, 05/15/2016	660	662
7.75%, 10/15/2020 - 144A	935	804
Nextel Communications, Inc. -Series D
7.38%, 08/01/2015	450	426
Sprint Nextel Corp.
9.25%, 04/15/2022	917	927

Total Corporate Debt Securities (cost $170,387)		160,719

		Value
	Shares	(000’s)

PREFERRED STOCKS - 1.4%
Consumer Finance - 1.1%
Ally Financial, Inc., 7.00% - 144A	882	591
Ally Financial, Inc., 8.50% *	76,000	1,326
Diversified Financial Services - 0.3%
GMAC Capital Trust I, 8.13% *	25,000	456

Total Preferred Stocks (cost $2,907)		2,373

COMMON STOCKS - 0.0% ∞
Automobiles - 0.0% ∞
General Motors Co. ‡ ^	3,229	65
Total Common Stocks (cost $121)
WARRANTS - 0.0% ∞
Automobiles - 0.0% ∞
General Motors Co. ‡
Expiration: 07/10/2016
Exercise Price: $10.00	2,936	34
General Motors Co. ‡
Expiration: 07/10/2019
Exercise Price: $18.33	2,936	23

Total Warrants (cost $137)		57

SECURITIES LENDING COLLATERAL - 16.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	28,461,102	28,461
Total Securities Lending Collateral (cost $28,461)

	Principal	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENT - 3.0%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $5,277 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/15/2040, with a value of $5,383.	$5,277	5,277
Total Repurchase Agreement (cost $5,277)

Total Investment Securities (cost $210,501) #		200,028

Other Assets and Liabilities - Net		(24,287)

Net Assets		$175,741

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AEGON High Yield Bond VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

*	Floating or variable rate note. Rate is listed as of 09/30/2011.

Ž	The security has a perpetual maturity. The date shown is the next call date.

^	All or a portion of this security is on loan. The value of all securities on loan is $27,884.

Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of $0, or 0.00% of the fund’s net assets.

♦	Amount rounds to less than $1 or zero

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

∞	Percentage rounds to less than 0.1%.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $210,501. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,328 and $13,801, respectively. Net unrealized depreciation for tax purposes is $10,473.
DEFINITION (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2011, these securities aggregated $44,793, or 25.48%, of the fund’s net assets.
VALUATION SUMMARY (all amounts in thousands): Э

			Level 3 -
	Level 1-	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011
Common Stocks	$65	$—	$—	$65
Corporate Debt Securities	—	160,719	♦	160,719
Preferred Corporate Debt Securities	—	3,076	—	3,076
Preferred Stocks	2,373	—	—	2,373
Repurchase Agreement	—	5,277	—	5,277
Securities Lending Collateral	28,461	—	—	28,461
Warrants	57	—	—	57

Total	$30,956	$169,072	$ ♦	$200,028

Level 3 Rollforward — Investment
Securities

Net Change in
							Net Change in				Unrealized
	Beginning					Total	Unrealized	Transfers	Transfers	Ending	Appreciation/(Depreciation)
	Balance at				Accrued	Realized	Appreciation/	into	out of	Balance at	on Investments Held at
Securities	12/31/2010	Purchases		Sales	Discounts/(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	09/30/2011	09/30/2011
Corporate Debt Securities	$ ♦	$	♦	$—	$—	$—	$—	$—	$—	$ ♦	$—

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AEGON Money Market VP
(formerly, Transamerica Money Market VP)
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

COMMERCIAL PAPER - 51.0%
Beverages - 1.5%
Coca-Cola Co.
0.29%, 10/05/2011 - 144A	$11,000	$11,000
Capital Markets - 4.4%
State Street Corp.
0.38%, 11/16/2011	10,000	9,998
0.50%, 12/12/2011	23,000	22,988
Chemicals - 2.8%
E.I. du Pont de Nemours & Co.
0.25%, 10/03/2011 - 144A	21,100	21,100
Commercial Banks - 32.3%
Bank of Nova Scotia
0.33%, 10/19/2011	12,000	11,999
0.54%, 11/22/2011	5,300	5,298
0.55%, 12/02/2011	15,000	14,993
Barclays US Funding Corp.
0.13%, 10/03/2011	32,000	32,000
Commonwealth Bank of Australia
0.36%, 11/04/2011 - 144A	8,000	7,999
0.54%, 12/06/2011 - 144A	15,000	14,993
0.62%, 01/20/2012 - 144A	10,300	10,290
Credit Suisse
0.33%, 10/05/2011	20,000	20,000
0.48%, 11/16/2011	12,400	12,396
Deutsche Bank Financial LLC
0.64%, 11/18/2011	25,300	25,289
National Australia Funding Delaware, Inc.
0.52%, 11/01/2011 - 144A	3,600	3,599
0.62%, 01/09/2012 - 144A	18,800	18,784
Skandinaviska Enskilda Banken AB
0.59%, 11/02/2011 - 144A	21,000	20,994
Svenska Handelsbanken, Inc.
0.39%, 10/18/2011 - 144A	19,500	19,498
Swedbank AB
0.57%, 10/21/2011	15,000	14,998
0.58%, 11/03/2011	10,000	9,997
Consumer Finance - 3.0%
PACCAR Financial Corp.
0.27%, 10/05/2011	2,200	2,200
Toyota Motor Credit Corp.
0.52%, 12/13/2011	10,000	9,995
0.71%, 01/19/2012	10,700	10,688
Diversified Financial Services - 7.0%
American Honda Finance Corp.
0.18%, 11/17/2011	15,000	14,996
Nordea North America, Inc.
0.38%, 10/11/2011	9,300	9,299
0.56%, 12/09/2011	8,500	8,495
0.60%, 11/29/2011	10,000	9,995
Rabobank USA Financial Corp.
0.39%, 10/14/2011	2,730	2,730
0.64%, 12/19/2011	7,400	7,395

Total Commercial Paper (cost $384,006)		384,006

ASSET-BACKED COMMERCIAL PAPER - 34.0%
Diversified Financial Services - 34.0%
Alpine Securitization Corp.
0.35%, 10/13/2011 - 144A	5,000	5,000
0.37%, 10/11/2011 - 144A	8,000	8,000
Bryant Park Funding LLC
0.33%, 10/17/2011 - 144A	7,400	7,399
CAFCO LLC
0.28%, 10/03/2011 - 144A	15,000	14,999
0.42%, 10/28/2011 - 144A	15,000	14,998
Cancara Asset Securitisation LLC
0.35%, 10/03/2011 - 144A	15,000	15,000
Chariot Funding LLC
0.30%, 10/05/2011 - 144A	13,915	13,915
0.35%, 10/17/2011 - 144A	7,000	6,999
Falcon Asset Securitization Co. LLC
0.31%, 10/05/2011 - 144A	13,800	13,800
Grampian Funding LLC
0.41%, 10/07/2011 - 144A	8,100	8,100
Jupiter Securitization Co. LLC
0.28%, 10/28/2011 - 144A	10,000	9,999
0.30%, 10/24/2011 - 144A	5,000	5,000
Old Line Funding LLC
0.31%, 10/05/2011 - 144A	4,000	4,000
Regency Markets No.1 LLC
0.60%, 11/15/2011 - 144A	8,400	8,397
Salisbury Receivables Co. LLC
0.51%, 10/20/2011 - 144A	10,000	9,999
Sheffield Receivables Corp.
0.48%, 11/22/2011 - 144A	9,200	9,197
0.51%, 10/21/2011 - 144A	10,000	9,999
0.54%, 12/02/2011 - 144A	9,200	9,196
Solitaire Funding LLC
0.50%, 10/11/2011 - 144A	5,400	5,400
Straight-A Funding LLC
0.28%, 10/25/2011 - 144A	18,500	18,497
0.31%, 10/18/2011 - 144A	7,000	6,999
0.33%, 11/08/2011 - 144A	18,500	18,496
Victory Receivables Corp.
0.40%, 10/05/2011 - 144A	5,400	5,400
0.44%, 10/06/2011 - 144A	9,800	9,800
0.45%, 10/13/2011 - 144A	17,500	17,498

Total Asset-Backed Commercial Paper (cost $256,087)		256,087

CERTIFICATES OF DEPOSIT - 6.3%
Commercial Banks - 6.3%
Bank of America NA
0.19%, 10/04/2011	12,500	12,500
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.23%, 10/24/2011	6,600	6,600
Skandinaviska Enskilda Banken AB
0.30%, 11/09/2011	8,000	8,000
Svenska Handelsbanken AB
0.31%, 12/01/2011	12,000	12,000
Toronto-Dominion Bank
0.23%, 12/28/2011	8,700	8,700

Total Certificate of Deposits (cost $47,800)		47,800

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AEGON Money Market VP
(formerly, Transamerica Money Market VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENTS - 8.7%
JPMorgan Securities, Inc. 0.08% ▲, dated 09/30/2011, to be repurchased at $65,400 on 10/03/2011. Collateralized by U.S. Government Agency Obligations, 0.48% - 1.23%, due 04/15/2018 - 09/15/2041, with a total value of $65,402.	$65,400	$65,400
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $186 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/15/2040, with a value of $193.	186	186

Total Repurchase Agreements (cost $65,586)		65,586

Total Investment Securities (cost $753,479) #		753,479
Other Assets and Liabilities — Net		(307)

Net Assets		$753,172

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $753,479.
DEFINITION:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2011, these securities aggregated $384,344, or 51.03%, of the fund’s net assets.
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011
Asset-Backed Commercial Paper	$—	$256,087	$—	$256,087
Certificates of Deposit	—	47,800	—	47,800
Commercial Papers	—	384,006	—	384,006
Repurchase Agreement	—	65,586	—	65,586

Total	$—	$753,479	$—	$753,479

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AEGON U.S. Government Securities VP
(formerly, Transamerica U.S. Government Securities VP)
SCHEDULE OF INVESTMENTS
At September 30, 2011
(unaudited)

	Principal		Value
	(000’s)		(000’s)

U.S. GOVERNMENT OBLIGATIONS - 47.9%
U.S. Treasury Bond
2.13%, 08/15/2021 ^		$13,800	$14,044
3.75%, 08/15/2041 ^		34,985	40,730
7.63%, 02/15/2025 ^		20,000	32,213
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029		28,258	36,278
U.S. Treasury Note
0.13%, 08/31/2013 ^		66,000	65,838
0.50%, 08/15/2014 ^		73,000	73,188
0.63%, 04/30/2013 ^		5,000	5,030
0.75%, 12/15/2013 ^		25,500	25,741
1.00%, 08/31/2016 ^		29,300	29,373
1.50%, 08/31/2018 ^		82,000	82,396

Total U.S. Government Obligations (cost $392,595)			404,831

U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.6%
Fannie Mae
1.98%, 06/25/2021		5,097	5,188
3.22%, 02/01/2015		11,699	12,281
3.79%, 07/01/2013		1,322	1,367
3.83%, 10/09/2019 ▲		12,575	9,561
4.50%, 03/25/2021		1,775	1,818
5.00%, 06/25/2019 - 04/25/2034		5,736	6,150
Freddie Mac
1.00%, 07/30/2014		10,000	10,114
4.00%, 08/15/2028 - 02/15/2029		11,453	12,061
4.13%, 12/21/2012 - 09/27/2013		14,000	14,889
5.00%, 08/15/2012 - 11/15/2032		4,499	4,748
5.50%, 09/15/2031		1,211	1,222
Ginnie Mae
3.28%, 02/16/2035		7,672	7,974
3.95%, 07/15/2025		8,276	9,032
4.00%, 08/20/2037		7,205	7,569
4.65%, 10/20/2051 - 08/20/2061		31,012	33,825
4.66%, 09/20/2061		10,000	10,863
4.70%, 09/20/2051 - 07/20/2061		21,015	22,971
4.71%, 10/20/2051		40,000	43,549
4.85%, 04/20/2061		5,092	5,591
4.86%, 03/20/2061		10,200	11,188
Overseas Private Investment Corp.
3.74%, 04/15/2015		7,743	8,094
5.14%, 12/15/2023		1,668	1,955

Total U.S. Government Agency Obligations (cost $235,721)			242,010

MORTGAGE-BACKED SECURITIES — 1.4%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A *		7,000	7,069
BCAP LLC Trust
Series 2009-RR6, Class 2A1
5.19%, 08/26/2035 - 144A *		2,570	2,317
Jefferies & Co., Inc.
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A		2,184	2,170
Wells Fargo Mortgage Loan Trust
Series 2010-RR1, Class 2A1
0.46%, 08/27/2047 - 144A *		509	501

Total Mortgage-Backed Securities (cost $12,049)			12,057

ASSET-BACKED SECURITY - 0.4%
American Airlines Pass-Through Trust
Series 2001-2, Class A2
7.86%, 10/01/2011		3,000	2,999
Total Asset-Backed Security (cost $3,015)
PREFERRED CORPORATE DEBT SECURITIES - 1.2%
Capital Markets - 0.1%
State Street Capital Trust III
5.34%, 10/13/2011 * Ž ^		735	735
Commercial Banks - 0.8%
Fleet Capital Trust II
7.92%, 12/11/2026		4,500	4,050
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A * Ž ^		2,200	2,646
Diversified Financial Services - 0.3%
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A * ^		3,100	2,728

Total Preferred Corporate Debt Securities (cost $10,551)			10,159

CORPORATE DEBT SECURITIES - 19.0%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015 ^	BRL	5,000	2,686
Capital Markets - 2.1%
Macquarie Group, Ltd.
6.25%, 01/14/2021 - 144A ^		3,150	2,978
Raymond James Financial, Inc.
8.60%, 08/15/2019		3,000	3,581
State Street Corp.
2.15%, 04/30/2012 ^		11,000	11,123
Commercial Banks - 0.3%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A		2,240	2,370
Commercial Services & Supplies - 0.4%
Exelis, Inc.
5.55%, 10/01/2021 - 144A		3,000	2,971
Consumer Finance - 2.6%
Ally Financial, Inc.
2.20%, 12/19/2012		22,000	22,485
Diversified Financial Services - 11.3%
Aviation Capital Group Corp.
7.13%, 10/15/2020 - 144A		5,000	4,956
Cemex Finance LLC
9.50%, 12/14/2016 - 144A ^		2,145	1,555
General Electric Capital Corp.
2.20%, 06/08/2012		22,000	22,301
Irish Life & Permanent PLC
3.60%, 01/14/2013 - 144A ^		4,000	3,421
John Deere Capital Corp.
2.88%, 06/19/2012 ^		21,400	21,810
Premier Aircraft Leasing EXIM 1, Ltd.
3.55%, 04/10/2022		4,533	4,791
Private Export Funding Corp.
2.80%, 05/15/2022		15,000	14,967
3.05%, 10/15/2014		2,038	2,172

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AEGON U.S. Government Securities VP
(formerly, Transamerica U.S. Government Securities VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

Diversified Financial Services (continued)
Private Export Funding Corp.(continued)
4.55%, 05/15/2015 ^	$7,000	$7,869
Stone Street Trust
5.90%, 12/15/2015 - 144A	3,500	3,626
Unison Ground Lease Funding LLC
6.39%, 04/15/2020 - 144A	3,750	3,886
WCP Wireless Site Funding LLC
4.14%, 11/15/2015 - 144A	4,890	5,100
Diversified Telecommunication Services - 0.2%
Windstream Corp.
8.63%, 08/01/2016 ^	1,266	1,304
Insurance - 0.3%
HCC Insurance Holdings, Inc.
6.30%, 11/15/2019	762	851
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	1,000	1,342
Oil, Gas & Consumable Fuels - 0.4%
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	3,000	3,090
Real Estate Investment Trusts - 1.1%
Kilroy Realty, LP
5.00%, 11/03/2015 ^	4,000	4,152
Senior Housing Properties Trust
4.30%, 01/15/2016	2,000	1,996
Tanger Properties, LP
6.13%, 06/01/2020	3,010	3,374

Total Corporate Debt Securities (cost $159,489)		160,757

Asset-Backed Commercial Paper - 3.7%
Diversified Financial Services - 3.7%
Straight-A Funding LLC
0.19%, 11/14/2011 - 11/28/2011 ▲	31,000	30,991

Total Asset-Backed Commercial Paper (cost $30,991)		30,991

		Value
	Shares	(000’s)

SECURITIES LENDING COLLATERAL - 24.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	208,591,993	$208,592
Total Securities Lending Collateral (cost $208,592)

	Principal	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENT - 4.8%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $40,513 on 10/03/2011. Collateralized by U.S. Government Agency Obligations, 3.50% - 4.00%, due 11/25/2038 - 08/15/2039, with a total value of $41,325.	$40,513	40,513
Total Repurchase Agreement (cost $40,513)

Total Investment Securities (cost $1,093,516) #		1,112,909
Other Assets and Liabilities - Net		(267,928)

Net Assets		$844,981

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $204,338.

*	Floating or variable rate note. Rate is listed as of 09/30/2011.

Ž	The security has a perpetual maturity. The date shown is the next call date.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $1,093,516. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $22,024 and $2,631, respectively. Net unrealized appreciation for tax purposes is $19,393.
DEFINITION:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2011, these securities aggregated $52,726, or 6.24%, of the fund’s net assets.
CURRENCY ABBREVIATION:
BRL            Brazillian Real

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AEGON U.S. Government Securities VP
(formerly, Transamerica U.S. Government Securities VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)
VALUATION SUMMARY (all amounts in thousands): Э

			Level 3 -
	level 1 -	Level 2 -	Significant
	Quoted	Significant	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	9/30/2011
Asset-Backed Commercial Paper	$—	$30,991	$—	$30,991
Asset-Backed Security	—	2,998	—	2,998
Corporate Debt Securities	—	160,757	—	160,757
Mortgage-Backed Securities	—	12,057	—	12,057
Preferred Corporate Debt Securities	—	10,159	—	10,159
Repurchase Agreement	—	40,513	—	40,513
Securities Lending Collateral	208,592	—	—	208,592
U.S. Government Agency Obligations	—	242,010	—	242,010
U.S. Government Obligations	—	404,832	—	404,831

Total	$208,592	$904,317	$—	$1,112,909

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 21.4%
U.S. Treasury Bond
2.63%, 11/15/2020	$1,079	$1,154
3.63%, 02/15/2021	1,200	1,386
4.38%, 05/15/2040	5,080	6,539
5.38%, 02/15/2031	2,910	4,093
U.S. Treasury Note
0.75%, 08/15/2013 ^	1,530	1,543
1.00%, 07/15/2013	11,652	11,802
1.75%, 07/31/2015	7,986	8,322
2.13%, 12/31/2015	3,570	3,774
2.75%, 02/15/2019	1,113	1,210
3.13%, 10/31/2016	3,775	4,175
3.50%, 05/15/2020	1,687	1,931

Total U.S. Government Obligations (cost $42,861)		45,929

U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.4%
Fannie Mae
1.13%, 07/30/2012 ^	3,402	3,425
3.50%, 11/01/2025- 03/01/2041	2,550	2,642
4.00%, 03/01/2024- 02/01/2041	5,653	5,941
4.50%, 04/01/2025- 08/01/2040	4,450	4,734
5.00%, 01/01/2013- 08/01/2040	3,013	3,249
5.38%, 06/12/2017	855	1,037
5.50%, 12/01/2023- 06/01/2038	3,709	4,044
6.00%, 03/01/2038- 07/01/2039	1,923	2,117
6.50%, 11/01/2036- 11/01/2038	1,442	1,603
6.63%, 11/15/2030	414	615
Freddie Mac
0.75%, 03/28/2013	2,120	2,132
4.00%, 11/01/2025	292	308
4.50%, 05/01/2023- 04/01/2041	5,085	5,385
4.75%, 11/17/2015 ^	1,000	1,149
5.00%, 12/01/2038- 04/01/2040	5,198	5,586
5.50%, 04/01/2038- 10/01/2038	2,974	3,229
6.00%, 11/01/2037	281	309
6.75%, 03/15/2031	245	371
Ginnie Mae
4.50%, 06/15/2039	641	698
5.00%, 10/15/2039	562	618
5.50%, 04/15/2040	279	309
6.00%, 06/15/2037	294	328

Total U.S. Government Agency Obligations (cost $48,837)		49,829

FOREIGN GOVERNMENT OBLIGATIONS - .5%
Export Development Canada
3.50%, 05/16/2013	155	163
Republic of Brazil
8.88%, 10/14/2019	247	335
Republic of Israel
5.13%, 03/26/2019 ^	310	341
United Mexican States
5.95%, 03/19/2019	290	329

Total Foreign Government Obligations (cost $1,130)		1,168

MORTGAGE-BACKED SECURITIES - 0.7%
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.54%, 04/15/2040 *	185	197
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C1, Class A4
5.01%, 02/15/2038 *	185	198
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.81%, 06/12/2043 *	180	192
Series 2006-CB16, Class A4
5.55%, 05/12/2045	180	193
Series 2006-CB17, Class A4
5.43%, 12/12/2043	185	197
Series 2007-C1, Class A4
5.72%, 02/15/2051	130	137
Series 2007-LD11, Class A4
6.00%, 06/15/2049 *	105	110
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class A4
5.37%, 09/15/2039	334	362

Total Mortgage-Backed Securities (cost $1,596)		1,586

MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
State of California
7.60%, 11/01/2040	115	144
Total Municipal Government Obligation (cost $119)
PREFERRED CORPORATE DEBT SECURITY - 0.0% ∞
Commercial Banks - 0.0% ∞
Mellon Capital IV
6.24%, 06/20/2012 * Ž	115	99
Total Preferred Corporate Debt Security (cost $109)
CORPORATE DEBT SECURITIES - 12.5%
Aerospace & Defense - 0.2%
Boeing Co.
6.00%, 03/15/2019	180	218
Goodrich Corp.
3.60%, 02/01/2021	60	62
United Technologies Corp.
4.88%, 05/01/2015	85	95
Air Freight & Logistics - 0.0% ∞
United Parcel Service, Inc.
4.50%, 01/15/2013	50	53
Beverages - 0.2%
Anheuser-Busch Cos., Inc.
4.95%, 01/15/2014	90	98
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 02/15/2021 ^	110	122
5.38%, 01/15/2020	50	58
Bottling Group LLC
6.95%, 03/15/2014	85	97
Coca-Cola Co.
4.88%, 03/15/2019	50	58
PepsiCo, Inc.
3.00%, 08/25/2021 ^	180	182
Biotechnology - 0.0% ∞
Amgen, Inc.
5.70%, 02/01/2019	85	102
Capital Markets - 0.9%
BP Capital Markets PLC
3.88%, 03/10/2015	95	101
Credit Suisse USA, Inc.
5.50%, 08/15/2013	90	94
5.85%, 08/16/2016	95	104

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Capital Markets (continued)
Deutsche Bank AG
6.00%, 09/01/2017	$90	$99
Goldman Sachs Group, Inc.
5.25%, 10/15/2013	58	60
5.35%, 01/15/2016	95	98
6.00%, 06/15/2020	50	51
6.13%, 02/15/2033	95	95
7.50%, 02/15/2019	435	486
Jefferies Group, Inc.
6.88%, 04/15/2021	90	93
8.50%, 07/15/2019	20	22
Morgan Stanley
5.50%, 07/24/2020	200	182
Morgan Stanley
Series MTN
6.63%, 04/01/2018	420	418
UBS AG
5.88%, 07/15/2016	100	103
Chemicals - 0.1%
Dow Chemical Co.
8.55%, 05/15/2019	80	103
E.I. du Pont de Nemours & Co.
5.88%, 01/15/2014	14	15
Lubrizol Corp.
8.88%, 02/01/2019	15	20
Commercial Banks - 1.3%
Barclays Bank PLC
5.14%, 10/14/2020 ^	110	89
5.45%, 09/12/2012	100	103
Deutsche Bank Financial LLC
5.38%, 03/02/2015	50	51
Eksportfinans ASA
5.50%, 05/25/2016	95	111
European Investment Bank
1.75%, 09/14/2012	95	96
4.88%, 02/15/2036	90	105
5.13%, 05/30/2017	85	101
HSBC Bank USA NA
4.63%, 04/01/2014	100	102
4.88%, 08/24/2020	250	234
Kreditanstalt fuer Wiederaufbau
4.50%, 07/16/2018	310	365
Oesterreichische Kontrollbank AG
5.00%, 04/25/2017	300	353
PNC Funding Corp.
5.13%, 02/08/2020	105	116
5.63%, 02/01/2017	95	103
Royal Bank of Scotland Group PLC
5.00%, 10/01/2014	95	88
U.S. Bancorp
4.20%, 05/15/2014	50	54
Wachovia Corp.
5.25%, 08/01/2014	59	62
5.50%, 05/01/2013	90	96
Wells Fargo & Co.
3.68%, 06/15/2016	99	103
5.63%, 12/11/2017	85	96
Westpac Banking Corp.
4.88%, 11/19/2019	50	52
Commercial Services & Supplies - 0.1%
Republic Services, Inc.
3.80%, 05/15/2018	115	119
Waste Management, Inc.
7.10%, 08/01/2026	70	88
Communications Equipment - 0.3%
Cisco Systems, Inc.
2.90%, 11/17/2014	62	65
5.90%, 02/15/2039	160	192
Harris Corp.
6.38%, 06/15/2019	70	84
Motorola Solutions, Inc.
7.50%, 05/15/2025	15	18
Computers & Peripherals - 0.1%
Hewlett-Packard Co.
4.30%, 06/01/2021	80	81
HP Enterprise Services LLC
7.45%, 10/15/2029	75	93
IBM Corp.
5.70%, 09/14/2017	100	118
Construction Materials - 0.1%
CRH America, Inc.
8.13%, 07/15/2018	165	193
Consumer Finance - 0.3%
American Express Co.
5.50%, 09/12/2016	90	101
8.13%, 05/20/2019	75	95
Capital One Financial Corp.
6.75%, 09/15/2017	85	96
Caterpillar Financial Services Corp.
6.13%, 02/17/2014	59	66
HSBC Finance Corp.
7.00%, 05/15/2012	140	144
SLM Corp.
5.13%, 08/27/2012	170	170
5.38%, 05/15/2014	50	49
Diversified Financial Services - 1.9%
AngloGold Ashanti Holdings PLC
5.38%, 04/15/2020	155	152
Bank of America Corp.
4.88%, 01/15/2013	95	95
5.38%, 09/11/2012	90	90
5.63%, 07/01/2020	205	189
7.63%, 06/01/2019	445	467
Bank of America Corp.
Series MTNL
5.65%, 05/01/2018	90	85
Bear Stearns Cos., LLC
5.55%, 01/22/2017	90	94
5.70%, 11/15/2014	175	189
Bunge, Ltd. Finance Corp.
4.10%, 03/15/2016	55	56
5.10%, 07/15/2015	35	36
Citigroup, Inc.
5.50%, 04/11/2013	90	93
5.85%, 08/02/2016	100	107
6.50%, 08/19/2013	90	95
8.50%, 05/22/2019	405	489
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016	58	67
Diageo Capital PLC
7.38%, 01/15/2014	85	97

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Diversified Financial Services (continued)
General Electric Capital Corp.
2.95%, 05/09/2016 ^	$120	$120
4.38%, 11/21/2011	95	95
4.80%, 05/01/2013	190	200
5.63%, 09/15/2017 - 05/01/2018	345	378
John Deere Capital Corp.
5.25%, 10/01/2012	90	94
JPMorgan Chase & Co.
4.40%, 07/22/2020	540	547
4.63%, 05/10/2021	53	54
Rio Tinto Finance USA, Ltd.
6.50%, 07/15/2018	45	54
WPP Finance UK
5.88%, 06/15/2014	15	16
Diversified Telecommunication Services - 0.7%
AT&T, Inc.
4.45%, 05/15/2021	361	387
5.35%, 09/01/2040	95	99
5.80%, 02/15/2019	135	158
Deutsche Telekom International Finance BV
5.88%, 08/20/2013	100	107
6.00%, 07/08/2019	75	87
Telecom Italia Capital SA
5.25%, 10/01/2015	95	91
7.18%, 06/18/2019	60	60
Telefonica Emisiones SAU
5.13%, 04/27/2020	75	70
6.42%, 06/20/2016	75	77
U.S. Cellular Corp.
6.70%, 12/15/2033	10	10
Verizon Communications, Inc.
4.60%, 04/01/2021 ^	220	243
5.25%, 04/15/2013	148	157
Electric Utilities - 0.8%
AEP Texas Central Co.
6.65%, 02/15/2033	85	105
Carolina Power & Light Co.
6.50%, 07/15/2012	90	94
Commonwealth Edison Co.
5.80%, 03/15/2018	50	58
Consolidated Edison Co., of New York, Inc.
5.30%, 03/01/2035	90	103
Duke Energy Ohio, Inc.
5.70%, 09/15/2012	95	99
Enersis SA
7.40%, 12/01/2016 ^	50	59
Entergy Texas, Inc.
7.13%, 02/01/2019	100	121
FirstEnergy Corp.
Series C
7.38%, 11/15/2031	45	56
FirstEnergy Solutions Corp.
6.05%, 08/15/2021	95	105
Georgia Power Co.
Series 2008-B
5.40%, 06/01/2018	50	59
Midamerican Energy Holdings Co.
5.88%, 10/01/2012	135	142
NiSource Finance Corp.
6.80%, 01/15/2019	170	197
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018	100	122
Pacific Gas & Electric Co.
4.80%, 03/01/2014	90	97
Progress Energy, Inc.
4.40%, 01/15/2021	165	178
Energy Equipment & Services - 0.3%
Enterprise Products Operating LLC
3.20%, 02/01/2016	60	61
5.60%, 10/15/2014	30	33
Nabors Industries, Inc.
9.25%, 01/15/2019 ^	115	145
Spectra Energy Capital LLC
6.20%, 04/15/2018	70	79
TransCanada PipeLines, Ltd.
6.50%, 08/15/2018	50	61
Transocean, Inc.
6.80%, 03/15/2038	100	104
Weatherford International, Ltd.
9.63%, 03/01/2019	125	162
Food & Staples Retailing - 0.3%
CVS Caremark Corp.
4.75%, 05/18/2020	90	99
Delhaize Group SA
5.88%, 02/01/2014	15	16
6.50%, 06/15/2017	100	117
Wal-Mart Stores, Inc.
1.50%, 10/25/2015	105	106
2.88%, 04/01/2015	95	100
4.25%, 04/15/2021 ^	110	123
Food Products - 0.2%
ConAgra Foods, Inc.
5.88%, 04/15/2014	105	114
Kraft Foods, Inc.
4.13%, 02/09/2016	95	101
5.38%, 02/10/2020	150	170
6.25%, 06/01/2012	33	34
Health Care Providers & Services - 0.1%
Aetna, Inc.
6.00%, 06/15/2016	15	17
CIGNA Corp.
4.50%, 03/15/2021	75	78
Humana, Inc.
6.45%, 06/01/2016	50	57
UnitedHealth Group, Inc.
6.00%, 02/15/2018	30	36
WellPoint, Inc.
7.00%, 02/15/2019	80	98
Hotels, Restaurants & Leisure - 0.1%
Marriott International, Inc Class J
5.63%, 02/15/2013	15	16
McDonald’s Corp.
5.00%, 02/01/2019	85	99
Yum! Brands, Inc.
3.88%, 11/01/2020	60	61
Household Products - 0.1%
Kimberly-Clark Corp.
3.88%, 03/01/2021	115	126
Procter & Gamble Co.
4.70%, 02/15/2019	85	100

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Independent Power Producers & Energy Traders - 0.0% ∞
Constellation Energy Group, Inc.
5.15%, 12/01/2020	$90	$92
Insurance - 0.7%
Allstate Corp.
7.45%, 05/16/2019	60	73
American International Group, Inc.
5.05%, 10/01/2015	100	98
5.60%, 10/18/2016	75	74
6.40%, 12/15/2020	70	71
AON Corp.
5.00%, 09/30/2020	75	81
Berkshire Hathaway Finance Corp.
5.40%, 05/15/2018 ^	205	233
Berkshire Hathaway, Inc.
3.20%, 02/11/2015	95	100
Genworth Financial, Inc.
6.52%, 05/22/2018	45	40
Hartford Financial Services Group, Inc.
4.00%, 03/30/2015 ^	25	25
5.50%, 03/30/2020	15	15
6.30%, 03/15/2018	105	109
Lincoln National Corp.
8.75%, 07/01/2019	135	160
Marsh & McLennan Cos., Inc.
4.80%, 07/15/2021	55	58
5.75%, 09/15/2015	50	56
MetLife, Inc.
7.72%, 02/15/2019 ^	145	178
Principal Financial Group, Inc.
7.88%, 05/15/2014	30	34
Prudential Financial, Inc.
3.00%, 05/12/2016 ^	60	59
5.38%, 06/21/2020	90	94
IT Services - 0.1%
Computer Sciences Corp.
6.50%, 03/15/2018	75	81
International Business Machines Corp.
5.60%, 11/30/2039	85	105
Machinery - 0.1%
Caterpillar, Inc.
3.90%, 05/27/2021 ^	55	59
7.38%, 03/01/2097	55	82
Ingersoll-Rand Global Holding Co., Ltd.
6.88%, 08/15/2018	50	61
Media - 0.8%
CBS Corp.
5.75%, 04/15/2020 ^	55	61
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	225	324
Comcast Corp.
6.50%, 01/15/2017	85	100
DIRECTV Holdings LLC
4.60%, 02/15/2021	90	92
4.75%, 10/01/2014	95	103
Disney Walt Co.
5.50%, 03/15/2019	85	101
NBCUniversal Media LLC
5.15%, 04/30/2020	50	55
News America, Inc.
5.65%, 08/15/2020	85	94
6.55%, 03/15/2033	75	81
8.00%, 10/17/2016	100	120
Reed Elsevier Capital, Inc.
8.63%, 01/15/2019	39	50
Time Warner Cable, Inc.
5.00%, 02/01/2020	145	154
5.85%, 05/01/2017	100	111
Time Warner Entertainment Co., LP
8.38%, 03/15/2023	75	96
Time Warner, Inc.
4.70%, 01/15/2021	115	120
Turner Broadcasting System, Inc.
8.38%, 07/01/2013	85	94
Viacom, Inc.
3.50%, 04/01/2017	60	61
6.25%, 04/30/2016	60	69
Metals & Mining - 0.4%
Alcoa, Inc.
5.72%, 02/23/2019	100	100
ArcelorMittal
6.13%, 06/01/2018 ^	155	150
9.85%, 06/01/2019	100	113
BHP Billiton Finance USA, Ltd.
7.25%, 03/01/2016	90	109
Commercial Metals Co.
7.35%, 08/15/2018	225	230
Rio Tinto Finance USA, Ltd.
4.13%, 05/20/2021	80	82
Teck Resources, Ltd.
6.00%, 08/15/2040	115	118
Vale Overseas, Ltd.
6.25%, 01/23/2017	95	103
Multiline Retail - 0.1%
Kohl’s Corp.
6.25%, 12/15/2017	50	59
Nordstrom, Inc.
6.25%, 01/15/2018	30	36
Target Corp.
7.00%, 01/15/2038	100	137
Multi-Utilities - 0.0% ∞
Dominion Resources, Inc.
7.50%, 06/30/2066 *	95	98
Office Electronics - 0.0% ∞
Xerox Corp.
5.63%, 12/15/2019	25	27
8.25%, 05/15/2014	30	34
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	175	190
Apache Corp.
5.25%, 04/15/2013	60	64
ConocoPhillips Holding Co.
6.95%, 04/15/2029	75	100
Energy Transfer Partners, LP
6.13%, 02/15/2017	100	108
6.70%, 07/01/2018	90	101
Enterprise Products Operating LLC
5.20%, 09/01/2020 ^	50	55

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Hess Corp.
6.00%, 01/15/2040	$50	$57
8.13%, 02/15/2019	40	52
Husky Energy, Inc.
7.25%, 12/15/2019	50	61
Kinder Morgan Energy Partners, LP
5.95%, 02/15/2018	50	57
Marathon Petroleum Corp.
3.50%, 03/01/2016 - 144A	19	20
5.13%, 03/01/2021 - 144A	33	34
Noble Energy, Inc.
8.25%, 03/01/2019	25	33
Noble Holding International, Ltd.
4.90%, 08/01/2020	55	59
ONEOK Partners, LP
3.25%, 02/01/2016	60	61
Petrobras International Finance Co.
5.75%, 01/20/2020	50	52
6.13%, 10/06/2016	75	81
Petro-Canada
6.05%, 05/15/2018	90	105
Plains All American Pipeline, LP
8.75%, 05/01/2019	70	89
SeaRiver Maritime, Inc.
2.78%, 09/01/2012 ▲	105	103
Shell International Finance BV
1.88%, 03/25/2013	95	97
4.38%, 03/25/2020	55	62
Valero Energy Corp.
6.13%, 02/01/2020 ^	90	100
Williams Cos., Inc.
7.88%, 09/01/2021	30	36
Williams Partners, LP
5.25%, 03/15/2020	90	97
Paper & Forest Products - 0.1%
International Paper Co.
7.50%, 08/15/2021 ^	90	104
9.38%, 05/15/2019	85	104
Pharmaceuticals - 0.5%
Abbott Laboratories
4.13%, 05/27/2020 ^	305	337
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/2018	50	60
Merck & Co., Inc.
4.75%, 03/01/2015	90	101
Novartis Capital Corp.
2.90%, 04/24/2015	95	101
Pfizer, Inc.
5.35%, 03/15/2015	85	97
6.20%, 03/15/2019	100	125
Wyeth
5.50%, 02/15/2016	90	104
Real Estate Investment Trusts - 0.2%
HCP, Inc.
6.00%, 01/30/2017	90	95
6.70%, 01/30/2018	25	27
Health Care REIT, Inc.
4.95%, 01/15/2021	175	168
Simon Property Group, LP
5.75%, 12/01/2015 ^	90	99
Road & Rail - 0.1%
CSX Corp.
5.50%, 08/01/2013	90	97
Norfolk Southern Corp.
5.26%, 09/17/2014	90	99
Ryder System, Inc.
3.15%, 03/02/2015	20	20
3.50%, 06/01/2017	60	62
Software - 0.0% ∞
Oracle Corp.
5.25%, 01/15/2016	85	98
Specialty Retail - 0.1%
AutoZone, Inc.
5.50%, 11/15/2015	55	60
Home Depot, Inc.
5.40%, 03/01/2016	85	97
Tobacco - 0.2%
Altria Group, Inc.
9.25%, 08/06/2019	180	236
Philip Morris International, Inc.
5.65%, 05/16/2018	50	59
Reynolds American, Inc.
6.75%, 06/15/2017	100	115
Wireless Telecommunication Services - 0.1%
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/2014	85	93
8.50%, 11/15/2018	50	67

Total Corporate Debt Securities (cost $26,933)		26,773

	Shares	Value

PREFERRED STOCKS - 0.0% ∞
Automobiles - 0.0% ∞
Porsche AG
1.63% ▲	298	14
Volkswagen AG
2.25% ▲	299	39
Household Products - 0.0% ∞
Henkel AG & Co., KGaA
1.80%▲	144	8
Multi-Utilities - 0.0% ∞
RWE AG
13.42%▲	368	13

Total Preferred Stocks (cost $92)		74

COMMON STOCKS - 21.6%
Aerospace & Defense - 0.3%
BAE Systems PLC	9,535	39
Boeing Co. ^	1,500	90
Bombardier, Inc. — Class B	1,700	6
CAE, Inc. ^	1,000	9
European Aeronautic Defence and Space Co., NV	1,514	43
Finmeccanica SpA	1,000	7
General Dynamics Corp.	700	40
Goodrich Corp.	200	24
Honeywell International, Inc.	1,600	70
L-3 Communications Holdings, Inc. ^	300	19
Lockheed Martin Corp. ^	700	51
Northrop Grumman Corp. ^	600	31
Precision Castparts Corp. ^	300	47
Raytheon Co. ^	600	25
Rockwell Collins, Inc. ^	300	16

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Aerospace & Defense (continued)
Rolls-Royce Holdings PLC ‡	3,628	$33
Safran SA	348	11
Singapore Technologies Engineering, Ltd. ^	4,000	9
Thales SA	281	9
United Technologies Corp. ^	1,800	126
Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc. ^	300	21
Deutsche Post AG	1,560	20
Expeditors International of Washington, Inc.	400	16
FedEx Corp. ^	600	41
PostNL NV	1,022	4
TNT Express NV	1,022	7
United Parcel Service, Inc. — Class B	1,500	95
Yamato Holdings Co., Ltd. ^	900	16
Airlines - 0.0% ∞
Air France-KLM ‡ ^	731	5
All Nippon Airways Co., Ltd. ^	3,000	9
Cathay Pacific Airways, Ltd.	4,000	7
Delta Air Lines, Inc. ‡ ^	2,100	16
Deutsche Lufthansa AG	78	1
Qantas Airways, Ltd. ‡	3,293	4
Ryanair Holdings PLC ADR ‡	72	2
Singapore Airlines, Ltd.	1,000	9
Southwest Airlines Co. ^	2,200	18
United Continental Holdings, Inc. ‡ ^	1,300	25
Auto Components - 0.1%
Aisin Seiki Co., Ltd. ^	400	13
Autoliv, Inc. ^	300	15
BorgWarner, Inc. ‡ ^	200	12
Bridgestone Corp. ^	1,400	32
Cie Generale des Etablissements
Michelin — Class B	245	15
Continental AG ‡	185	11
Denso Corp. ^	1,100	35
GKN PLC	3,458	9
Goodyear Tire & Rubber Co. ‡ ^	1,100	11
Johnson Controls, Inc. ^	1,400	36
Koito Manufacturing Co., Ltd.	1,000	16
Magna International, Inc. — Class A	400	13
NGK Spark Plug Co., Ltd.	400	5
Nok Corp. ^	600	11
Nokian Renkaat OYJ	150	4
Stanley Electric Co., Ltd. ^	600	9
Sumitomo Rubber Industries, Ltd. ^	600	8
Toyoda Gosei Co., Ltd. ^	200	4
Toyota Boshoku Corp. ^	600	9
Toyota Industries Corp. ^	300	9
TRW Automotive Holdings Corp. ‡	200	7
Automobiles - 0.4%
Bayerische Motoren Werke AG	582	38
Daihatsu Motor Co., Ltd.	300	5
Daimler AG	2,003	89
Fiat SpA ^	1,584	9
Ford Motor Co. ‡ ^	7,800	75
Fuji Heavy Industries, Ltd.	1,000	6
General Motors Co. ‡ ^	1,663	34
Harley-Davidson, Inc. ^	300	10
Honda Motor Co., Ltd.	3,600	105
Isuzu Motors, Ltd. ^	2,000	9
Mazda Motor Corp. ‡ ^	2,000	4
Mitsubishi Motors Corp. ‡ ^	6,000	8
Nissan Motor Co., Ltd. ^	5,500	49
Peugeot SA	357	8
Renault SA	205	7
Suzuki Motor Corp. ^	600	13
Toyota Motor Corp. ^	6,100	209
Volkswagen AG	114	14
Yamaha Motor Co., Ltd. ‡ ^	500	7
Beverages - 0.5%
Anheuser-Busch InBev NV	1,775	94
Asahi Group Holdings, Ltd. ^	700	15
Brown-Forman Corp. — Class B ^	200	14
Carlsberg AS — Class B	249	15
Coca-Cola Amatil, Ltd.	1,530	18
Coca-Cola Co. ^	4,600	310
Coca-Cola Enterprises, Inc.	800	20
Coca-Cola Hellenic Bottling Co. SA ‡	380	7
Coca-Cola West Co., Ltd. ^	300	6
Constellation Brands, Inc. — Class A ‡ ^	1,200	22
Diageo PLC	5,537	106
Dr. Pepper Snapple Group, Inc. ^	500	19
Fortune Brands, Inc. ^	200	11
Foster’s Group, Ltd.	3,392	17
Hansen Natural Corp. ‡ ^	200	17
Heineken Holding NV	688	27
Heineken NV	512	23
Kirin Holdings Co., Ltd.	2,200	29
Molson Coors Brewing Co. — Class B ^	600	24
PepsiCo, Inc. ^	3,400	209
Pernod-Ricard SA	383	30
SABMiller PLC	1,836	60
Biotechnology - 0.2%
Actelion, Ltd. ‡	874	29
Alexion Pharmaceuticals, Inc. ‡ ^	608	39
Amgen, Inc. ^	1,900	104
Biogen Idec, Inc. ‡ ^	500	47
Celgene Corp. ‡	1,000	62
Cephalon, Inc. ‡ ^	300	24
CSL, Ltd.	963	27
Gilead Sciences, Inc. ‡ ^	1,600	62
Grifols SA ‡ ^	194	4
Human Genome Sciences, Inc. ‡ ^	500	6
Vertex Pharmaceuticals, Inc. ‡	600	27
Building Products - 0.1%
Asahi Glass Co., Ltd. ^	2,400	23
ASSA Abloy AB	769	16
Cie de St-Gobain	880	34
Daikin Industries, Ltd. ^	400	11
JS Group Corp. ^	600	17
Masco Corp. ^	800	6
Nippon Sheet Glass Co., Ltd. ^	2,000	4
Toto, Ltd.	1,000	9
Capital Markets - 0.4%
Ameriprise Financial, Inc.	500	20
Bank of New York Mellon Corp. ^	2,400	45
BlackRock, Inc. — Class A	200	30
Charles Schwab Corp. ^	2,000	23

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Capital Markets (continued)
CI Financial Corp.	600	$12
Credit Suisse Group AG ‡	2,076	54
Daiwa Securities Group, Inc. ^	3,000	11
Deutsche Bank AG	1,794	62
Eaton Vance Corp. ^	300	7
Franklin Resources, Inc. ^	300	29
Goldman Sachs Group, Inc. ^	1,100	103
ICAP PLC	1,375	9
IGM Financial, Inc. ^	600	26
Invesco, Ltd.	900	14
Jefferies Group, Inc. ^	400	5
Julius Baer Group, Ltd. ‡	858	29
Legg Mason, Inc. ^	300	8
Macquarie Group, Ltd.	472	10
Man Group PLC	5,085	13
Mediobanca SpA	1,088	9
Morgan Stanley	2,500	34
Nomura Holdings, Inc. ^	7,800	28
Northern Trust Corp. ^	400	14
Ratos AB — Class B	652	7
SBI Holdings, Inc. ^	24	2
Schroders PLC	817	16
State Street Corp. ^	1,100	35
T. Rowe Price Group, Inc. ^	400	19
TD Ameritrade Holding Corp.	1,500	22
UBS AG ‡	7,024	80
Chemicals - 0.6%
Agrium, Inc.	300	20
Air Liquide SA	628	73
Air Products & Chemicals, Inc. ^	400	31
Air Water, Inc.	400	5
Airgas, Inc. ^	300	19
Akzo Nobel NV	423	19
Arkema SA	120	7
Asahi Kasei Corp. ^	3,000	18
BASF SE	2,031	123
Celanese Corp. — Class A	300	10
CF Industries Holdings, Inc.	100	12
Daicel Corp.	1,000	6
Denki Kagaku Kogyo KK ^	1,500	6
Dow Chemical Co. ^	2,400	54
E.I. du Pont de Nemours & Co. ^	1,900	76
Eastman Chemical Co.	300	21
Ecolab, Inc.	400	20
FMC Corp. ^	300	21
Givaudan SA ‡	21	16
Incitec Pivot, Ltd.	2,463	8
International Flavors & Fragrances, Inc. ^	200	11
Israel Chemicals, Ltd.	856	10
Israel Corp, Ltd.	6	4
Johnson Matthey PLC	300	7
JSR Corp. ^	400	7
K & S AG	402	21
Kaneka Corp.	1,000	6
Koninklijke DSM NV	552	24
Kuraray Co., Ltd. ^	1,000	14
Lanxess AG	167	8
Linde AG	312	42
Lyondellbasell Industries NV — Class A	426	10
Makhteshim-Agan Industries, Ltd. ‡	1,126	6
Mitsubishi Chemical Holdings Corp. ^	2,500	17
Mitsubishi Gas Chemical Co., Inc.	1,000	6
Mitsui Chemicals, Inc.	1,000	3
Monsanto Co.	1,100	66
Mosaic Co.	600	29
Nitto Denko Corp. ^	300	12
Novozymes A/S	106	15
Orica, Ltd.	1,041	23
Potash Corp., of Saskatchewan, Inc.	1,800	78
PPG Industries, Inc. ^	300	21
Praxair, Inc. ^	600	56
Sherwin-Williams Co. ^	300	22
Shin-Etsu Chemical Co., Ltd. ^	900	44
Showa Denko KK ^	2,000	4
Sigma-Aldrich Corp. ^	300	19
Sika AG	8	14
Solvay SA — Class A	97	9
Sumitomo Chemical Co., Ltd. ^	3,000	12
Syngenta AG ‡	159	41
Taiyo Nippon Sanso Corp.	1,000	7
Teijin, Ltd. ^	2,000	7
Toray Industries, Inc. ^	3,000	21
Tosoh Corp. ^	2,000	6
UBE Industries, Ltd. ^	3,000	10
Umicore SA	293	11
Wacker Chemie AG ^	120	11
Yara International ASA	401	15
Commercial Banks - 1.6%
Alpha Bank A.E. ‡	1,228	2
Aozora Bank, Ltd. ^	2,000	5
Australia & New Zealand Banking Group, Ltd.	5,741	107
Banca Carige SpA ^	3,316	6
Banca Monte dei Paschi di Siena SpA	15,474	9
Banco Bilbao Vizcaya Argentaria SA	7,963	66
Banco Comercial Portugues SA ‡	4,839	1
Banco Espirito Santo SA	1,503	4
Banco Popolare SC ^	2,560	4
Banco Popular Espanol SA ^	3,318	15
Banco Santander SA	18,663	153
Bank Hapoalim Bm	1,671	6
Bank Leumi Le-Israel Bm	1,897	6
Bank of Cyprus PLC	1,499	2
Bank of East Asia, Ltd.	3,600	11
Bank of Kyoto, Ltd.	1,000	9
Bank of Montreal	1,399	78
Bank of Nova Scotia	2,400	121
Bank of Yokohama, Ltd. ^	2,000	10
Barclays PLC	20,327	50
BB&T Corp. ^	1,400	30
Bendigo and Adelaide Bank, Ltd.	1,073	9
BNP Paribas SA	1,945	77
BOC Hong Kong Holdings, Ltd.	5,500	12
Canadian Imperial Bank of Commerce	900	63
Chiba Bank, Ltd. ^	2,000	14
Chugoku Bank, Ltd.	500	7
CIT Group, Inc. ‡ ^	600	18

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Commercial Banks (continued)
Comerica, Inc. ^	400	$9
Commerzbank AG ‡	7,527	19
Commonwealth Bank of Australia	3,425	149
Credit Agricole SA	2,925	20
Danske Bank A/S — Class R ‡	1,442	20
DBS Group Holdings, Ltd.	4,000	36
Dexia SA ‡ ^	4,832	9
DnB NOR ASA	2,174	22
EFG Eurobank Ergasias SA ‡	969	1
Erste Group Bank AG	334	9
Fifth Third Bancorp ^	1,300	13
Fukuoka Financial Group, Inc.	1,000	4
Gunma Bank, Ltd.	1,000	6
Hachijuni Bank, Ltd.	1,000	6
Hang Seng Bank, Ltd.	1,600	19
Hiroshima Bank, Ltd.	1,000	5
Hokuhoku Financial Group, Inc.	2,000	4
HSBC Holdings PLC	37,583	287
Intesa Sanpaolo SpA	22,280	35
Israel Discount Bank, Ltd. — Class A ‡	2,538	4
Iyo Bank, Ltd.	1,000	10
Joyo Bank, Ltd.	1,000	5
KBC Groep NV	300	7
KeyCorp	2,500	15
Lloyds TSB Group PLC ‡	65,733	35
M&T Bank Corp. ^	300	21
Mitsubishi UFJ Financial Group, Inc. ^	28,200	129
Mizrahi Tefahot Bank, Ltd.	574	5
Mizuho Financial Group, Inc. ^	56,320	82
National Australia Bank, Ltd.	4,797	102
National Bank of Canada ^	300	20
National Bank of Greece SA ‡	2,114	8
Natixis	4,061	13
Nishi-Nippon City Bank, Ltd.	3,000	9
Nordea Bank AB	5,399	44
Oversea-Chinese Banking Corp. ^	5,000	31
PNC Financial Services Group, Inc.	1,000	48
Raiffeisen Bank International AG ^	162	5
Regions Financial Corp.	3,400	11
Resona Holdings, Inc.	3,400	16
Royal Bank of Canada ^	3,200	147
Royal Bank of Scotland Group PLC ‡	100,532	36
Seven Bank, Ltd. ^	2	4
Shinsei Bank, Ltd. ^	3,000	3
Shizuoka Bank, Ltd.	1,000	10
Skandinaviska Enskilda Banken AB — Class A	2,653	14
Societe Generale SA ^	1,282	34
Standard Chartered PLC	4,758	95
Sumitomo Mitsui Financial Group, Inc. ^	3,000	85
Sumitomo Mitsui Trust Holdings, Inc. ^	7,000	23
SunTrust Banks, Inc. ^	1,000	18
Suruga Bank, Ltd.	400	4
Svenska Handelsbanken AB — Class A	1,204	31
Swedbank AB — Class A	1,790	20
Toronto-Dominion Bank ^	2,000	142
U.S. Bancorp ^	4,200	99
UniCredit SpA	27,371	29
Unione di Banche Italiane SCpA	2,238	8
United Overseas Bank, Ltd.	3,000	39
Wells Fargo & Co.	11,100	267
Westpac Banking Corp. ^	6,353	123
Wing Hang Bank, Ltd.	1,500	12
Yamaguchi Financial Group, Inc.	500	5
Commercial Services & Supplies - 0.1%
Aggreko PLC	651	16
Avery Dennison Corp. ^	200	5
Brambles, Ltd.	3,048	19
Cintas Corp. ^	500	14
DAI Nippon Printing Co., Ltd.	1,000	10
Edenred	406	10
Group 4 Securicor PLC	5,088	21
Iron Mountain, Inc. ^	900	28
Pitney Bowes, Inc. ^	400	8
R.R. Donnelley & Sons Co. ^	900	13
Republic Services, Inc. — Class A ^	700	20
Ritchie Bros. Auctioneers, Inc. ^	500	10
Secom Co., Ltd. ^	400	19
Securitas AB — Class B	1,181	9
Stericycle, Inc. ‡ ^	200	16
Toppan Printing Co., Ltd.	1,000	7
Waste Management, Inc. ^	900	29
Communications Equipment - 0.3%
Alcatel-Lucent ‡	3,560	10
Cisco Systems, Inc. ^	11,800	184
F5 Networks, Inc. ‡ ^	300	21
Harris Corp. ^	600	21
Juniper Networks, Inc. ‡ ^	1,000	17
Motorola Mobility Holdings, Inc. ‡ ^	875	33
Motorola Solutions, Inc. ^	513	21
Nokia OYJ	7,381	42
QUALCOMM, Inc.	3,600	175
Research In Motion, Ltd. ‡	800	16
Telefonaktiebolaget LM Ericsson — Class B	6,476	62
Computers & Peripherals - 0.4%
Apple, Inc. ‡ ^	2,000	762
Dell, Inc. ‡ ^	3,200	45
EMC Corp. ‡ ^	4,600	97
Fujitsu, Ltd. ‡ ^	4,000	19
Hewlett-Packard Co. ^	4,600	103
NEC Corp. ‡ ^	4,000	8
NetApp, Inc. ‡ ^	600	20
SanDisk Corp. ‡	400	16
Seagate Technology PLC ^	700	7
Seiko Epson Corp. ^	200	3
Teradata Corp. ‡ ^	300	16
Toshiba Corp. ^	9,000	37
Western Digital Corp. ‡ ^	300	8
Construction & Engineering - 0.1%
ACS Actividades Co. ^	455	17
Bouygues SA ^	453	15
Chiyoda Corp.	1,000	10
Eiffage SA	208	6
Fluor Corp. ^	300	14
Foster Wheeler AG ‡ ^	600	11
Hochtief AG	195	12
Jacobs Engineering Group, Inc. ‡ ^	200	6
JGC Corp.	300	7
Kajima Corp. ^	3,000	10

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Construction & Engineering (continued)
KBR, Inc.	400	$9
Kinden Corp.	1,000	9
Leighton Holdings, Ltd. ^	287	5
Obayashi Corp.	1,000	5
Quanta Services, Inc. ‡ ^	600	11
Shimizu Corp.	1,000	4
Skanska AB — Class B	657	9
SNC-Lavalin Group, Inc.	200	8
Taisei Corp. ^	2,000	6
URS Corp. ‡	200	6
Vinci SA	896	39
Construction Materials - 0.1%
Boral, Ltd.	2,548	8
Cimpor Cimentos de Portugal SGPS SA	651	4
CRH PLC	1,721	27
Fletcher Building, Ltd.	1,730	10
HeidelbergCement AG	250	9
Holcim, Ltd. ‡	732	39
Imerys SA	111	6
Lafarge SA ^	352	12
Martin Marietta Materials, Inc. ^	300	19
Vulcan Materials Co. ^	500	14
Consumer Finance - 0.1%
AEON Credit Service Co., Ltd. ^	400	6
American Express Co.	2,200	98
Capital One Financial Corp. ^	800	32
Credit Saison Co., Ltd. ^	300	6
Discover Financial Services	900	21
ORIX Corp. ^	200	16
SLM Corp.	2,200	27
Containers & Packaging - 0.0% ∞
Amcor, Ltd.	2,810	20
Ball Corp. ^	400	12
Crown Holdings, Inc. ‡ ^	300	9
Owens-Illinois, Inc. ‡	400	6
Sealed Air Corp. ^	500	8
Distributors - 0.0% ∞
Genuine Parts Co. ^	200	10
Jardine Cycle & Carriage, Ltd.	180	6
Li & Fung, Ltd.	12,000	20
Diversified Consumer Services - 0.0% ∞
Apollo Group, Inc. — Class A ‡ ^	600	25
Benesse Holdings, Inc.	100	4
DeVry, Inc. ^	200	7
H&R Block, Inc. ^	700	9
Diversified Financial Services - 0.4%
ASX, Ltd.	511	15
Bank of America Corp.	21,400	131
CaixaBank	3,938	17
Citigroup, Inc.	6,211	158
CME Group, Inc. — Class A ^	100	25
Deutsche Boerse AG ‡	686	35
Eurazeo NPV	159	7
Exor SpA	335	7
Groupe Bruxelles Lambert SA	129	9
Hong Kong Exchanges & Clearing, Ltd.	2,100	31
Industrivarden AB — Class C	565	6
ING Groep NV ‡	7,060	50
Intercontinental Exchange, Inc. ‡ ^	100	12
Investor AB — Class B	691	12
JPMorgan Chase & Co.	8,800	264
Kinnevik Investment AB — Class B	599	11
Leucadia National Corp. ^	400	9
Mitsubishi UFJ Lease & Finance Co., Ltd.	250	10
Moody’s Corp. ^	1,000	30
NASDAQ OMX Group ‡ ^	400	9
NYSE Euronext	900	21
Onex Corp. ^	231	7
Pargesa Holding SA (Bearer Shares)	451	31
Pohjola Bank PLC — Class A	618	7
SEI Investments Co. ^	400	6
Singapore Exchange, Ltd. ^	1,000	5
TMX Group, Inc.	200	8
Diversified Telecommunication Services - 0.7%
AT&T, Inc. ^	13,100	373
BCE, Inc.	400	15
Belgacom SA	149	4
Bell Aliant, Inc.	150	4
Bezeq Israeli Telecommunication Corp., Ltd.	2,938	5
BT Group PLC — Class A	12,488	33
CenturyLink, Inc. ^	1,349	45
Deutsche Telekom AG	6,211	73
Elisa OYJ	464	9
France Telecom SA	4,100	67
Frontier Communications Corp. ^	1,400	9
Hellenic Telecommunications
Organization SA	655	3
Iliad SA ^	123	14
Inmarsat PLC	3,516	27
Koninklijke KPN NV	3,189	42
Nippon Telegraph & Telephone Corp.	1,100	53
PCCW, Ltd.	8,000	3
Portugal Telecom SGPS SA	1,205	9
Singapore Telecommunications, Ltd.	18,000	44
Swisscom AG	29	12
TDC A/S	724	6
Tele2 AB — Class B	910	16
Telecom Corp., of New Zealand, Ltd.	3,887	8
Telecom Italia SpA	14,523	16
Telecom Italia SpA — RSP	20,822	20
Telefonica SA	9,445	181
Telekom Austria AG	767	8
Telenor ASA	1,762	27
TeliaSonera AB	4,640	31
Telstra Corp., Ltd.	9,630	29
TELUS Corp. ‡	400	20
TELUS Corp. (Non-Voting Shares) — Class A	500	23
Verizon Communications, Inc. ^	6,000	221
Windstream Corp. ^	900	10
Electric Utilities - 0.4%
American Electric Power Co., Inc. ^	1,000	38
Cheung Kong Infrastructure Holdings, Ltd.	4,000	23
Chubu Electric Power Co., Inc. ^	1,500	28
Chugoku Electric Power Co., Inc. ^	500	9
CLP Holdings, Ltd.	3,500	31
Consolidated Edison, Inc. ^	500	29
Contact Energy, Ltd. ‡	665	3
Duke Energy Corp. ^	2,600	52

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Electric Utilities (continued)
E.ON AG	3,654	$80
EDF SA	416	12
Edison International ^	500	19
Enel SpA	12,705	57
Energias de Portugal SA	4,220	13
Entergy Corp.	300	20
Exelon Corp. ^	1,300	56
FirstEnergy Corp. ^	866	39
Fortis, Inc. ^	300	9
Fortum OYJ	987	23
Hokkaido Electric Power Co., Inc. ^	500	7
Hokuriku Electric Power Co. ^	400	7
Iberdrola SA	7,945	54
Kansai Electric Power Co., Inc. ^	1,700	29
Kyushu Electric Power Co., Inc.	900	14
Nextera Energy, Inc. ^	900	49
Northeast Utilities	300	10
Pepco Holdings, Inc. ^	600	11
Pinnacle West Capital Corp.	600	26
Power Assets Holdings, Ltd.	2,500	19
PPL Corp. ^	1,100	31
Progress Energy, Inc. ^	600	31
Public Power Corp. SA	214	2
Scottish & Southern Energy PLC	1,798	36
Shikoku Electric Power Co., Inc. ^	400	11
Southern Co.	1,800	77
SP AusNet	5,905	5
Terna Rete Elettrica Nazionale SpA	2,365	9
Tohoku Electric Power Co., Inc. ^	1,000	14
Tokyo Electric Power Co., Inc. ^	2,900	9
Verbund AG	155	4
Wisconsin Energy Corp. ^	400	13
Electrical Equipment - 0.2%
ABB, Ltd. ‡	3,849	67
Alstom SA	129	4
AMETEK, Inc.	300	10
Bekaert SA ^	102	4
Cooper Industries PLC — Class A ^	600	28
Emerson Electric Co.	1,500	62
First Solar, Inc. ‡ ^	300	19
Fuji Electric Co., Ltd. ^	2,000	5
Furukawa Electric Co., Ltd.	3,000	8
GS Yuasa Corp.	1,000	5
Legrand SA	271	8
Mitsubishi Electric Corp. ^	4,000	35
Prysmian SpA ^	496	7
Renewable Energy Corp., ASA ‡ ^	1,442	1
Rockwell Automation, Inc. ^	200	11
Roper Industries, Inc.	200	14
Schneider Electric SA	1,082	58
Sumitomo Electric Industries, Ltd. ^	1,400	16
Ushio, Inc. ^	400	6
Vestas Wind Systems A/S ‡ ^	324	5
Electronic Equipment & Instruments - 0.2%
Amphenol Corp. — Class A ^	200	8
Arrow Electronics, Inc. ‡	600	17
Avnet, Inc. ‡	600	16
Citizen Holdings Co., Ltd.	1,000	5
Corning, Inc. ^	2,900	36
Dolby Laboratories, Inc. — Class A ‡ ^	600	16
Flextronics International, Ltd. ‡	4,700	26
FLIR Systems, Inc. ^	300	8
Fujifilm Holdings Corp. ^	900	21
Hamamatsu Photonics KK	100	4
Hirose Electric Co., Ltd.	100	9
Hitachi Chemical Co., Ltd. ^	200	3
Hitachi High-Technologies Corp. ^	200	4
Hitachi, Ltd. ^	9,500	47
Hoya Corp. ^	900	21
Ibiden Co., Ltd. ^	200	4
Keyence Corp.	100	27
Kyocera Corp. ^	300	25
Murata Manufacturing Co., Ltd. ^	400	22
Nidec Corp. ^	200	16
Nippon Electric Glass Co., Ltd.	500	5
Omron Corp. ^	300	6
Shimadzu Corp.	1,000	8
TDK Corp. ^	200	7
TE Connectivity, Ltd.	700	20
Yaskawa Electric Corp.	400	3
Yokogawa Electric Corp. ‡ ^	900	9
Energy Equipment & Services - 0.3%
Aker Solutions ASA	290	3
AMEC PLC	1,384	17
Baker Hughes, Inc. ^	800	37
Cameron International Corp. ‡ ^	500	21
Cie Generale de Geophysique-Veritas ‡	638	11
Diamond Offshore Drilling, Inc. ^	200	11
FMC Technologies, Inc. ‡	400	15
Fugro NV	254	13
Halliburton Co. ^	1,800	55
Helmerich & Payne, Inc. ^	300	12
Nabors Industries, Ltd. ‡	1,500	18
National Oilwell Varco, Inc.	900	46
Noble Corp. ‡	400	12
Petrofac, Ltd.	791	15
Precision Drilling Corp. ‡	523	4
Rowan Cos., Inc. ‡ ^	300	9
Saipem SpA	538	19
Schlumberger, Ltd.	2,939	175
SeaDrill, Ltd.	686	19
Subsea 7 SA ‡ ^	663	13
Technip SA	131	10
Tenaris SA ^	845	11
Transocean, Ltd.	513	25
Weatherford International, Ltd. ‡	1,200	15
WorleyParsons, Ltd.	374	9
Food & Staples Retailing - 0.5%
AEON Co., Ltd. ^	1,100	15
Alimentation Couche Tard, Inc. — Class B	300	8
Carrefour SA	1,040	24
Casino Guichard Perrachon SA	408	32
Colruyt SA ^	232	10
Costco Wholesale Corp. ^	1,000	82
CVS Caremark Corp. ^	2,900	97
Delhaize Group SA	229	13
Distribuidora Internacional de Alimentacion SA ‡	1,040	4

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Food & Staples Retailing (continued)
FamilyMart Co., Ltd.	100	$4
George Weston, Ltd.	100	7
J. Sainsbury PLC	6,273	27
Jeronimo Martins SGPS SA	449	7
Kesko OYJ — Class B	221	7
Koninklijke Ahold NV	2,246	26
Kroger Co.	1,000	22
Lawson, Inc.	100	6
Loblaw Cos., Ltd. ^	400	15
Metcash, Ltd. ^	3,328	13
Metro AG	421	18
Metro, Inc. — Class A	200	9
Olam International, Ltd. ^	4,000	7
Safeway, Inc. ^	800	13
Seven & I Holdings Co., Ltd.	1,700	48
Shoppers Drug Mart Corp. ^	400	16
Sysco Corp. ^	1,200	31
Tesco PLC	17,188	101
Walgreen Co. ^	1,900	62
Wal-Mart Stores, Inc.	4,300	222
Wesfarmers, Ltd.	2,223	67
Wesfarmers, Ltd. — PPS	485	15
Whole Foods Market, Inc. ^	200	13
WM Morrison Supermarkets PLC	7,479	34
Woolworths, Ltd.	2,340	56
Food Products - 0.7%
Ajinomoto Co., Inc.	1,000	12
Archer-Daniels-Midland Co. ^	1,400	35
Associated British Foods PLC	1,919	33
Bunge, Ltd.	300	17
Campbell Soup Co. ^	400	13
ConAgra Foods, Inc.	800	19
General Mills, Inc. ^	1,200	46
Golden Agri-Resources, Ltd. ^	22,000	10
Green Mountain Coffee Roasters, Inc. ‡ ^	246	23
Groupe Danone SA	1,289	79
Hershey Co. ^	400	24
HJ Heinz Co. ^	600	30
Hormel Foods Corp. ^	400	11
JM Smucker Co.	300	22
Kellogg Co. ^	500	27
Kerry Group PLC	340	12
Kikkoman Corp.	500	6
Kraft Foods, Inc. — Class A ^	3,500	117
Lindt & Spruengli AG	1	35
McCormick & Co., Inc. (Non-Voting Shares) ^	500	23
Mead Johnson Nutrition Co. — Class A ^	500	34
MEIJI Holdings Co., Ltd.	100	5
Nestle SA	7,662	421
Nippon Meat Packers, Inc.	400	5
Nisshin Seifun Group, Inc.	500	7
Nissin Foods Holdings Co., Ltd.	100	4
Parmalat SpA	5,254	11
Ralcorp Holdings, Inc. ‡ ^	200	15
Saputo, Inc.	500	20
Sara Lee Corp. ^	1,400	23
Toyo Suisan Kaisha, Ltd.	300	8
Tyson Foods, Inc. — Class A ^	1,700	30
Unilever NV	3,602	114
Unilever PLC	2,838	89
Viterra, Inc.	600	6
Wilmar International, Ltd. ^	3,000	12
Yakult Honsha Co., Ltd. ^	300	9
Yamazaki Baking Co., Ltd.	500	8
Gas Utilities - 0.1%
Energen Corp. ^	200	8
EQT Corp.	600	32
Gas Natural SDG SA	2,460	42
Hong Kong & China Gas Co., Ltd.	7,700	17
Oneok, Inc.	200	13
Osaka Gas Co., Ltd. ^	5,000	21
Snam Rete Gas SpA	1,996	9
Toho Gas Co., Ltd.	1,000	7
Tokyo Gas Co., Ltd. ^	5,000	23
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc. ^	1,200	67
Becton, Dickinson and Co. ^	400	29
Boston Scientific Corp. ‡ ^	2,400	14
CareFusion Corp. ‡ ^	800	19
Cie Generale D’optique Essilor International SA	325	23
Cochlear, Ltd.	139	6
Coloplast A/S — Class B ^	50	7
Covidien PLC ^	1,000	44
CR Bard, Inc. ^	200	18
Dentsply International, Inc. ^	300	9
Edwards Lifesciences Corp. ‡ ^	300	21
Getinge AB — Class B	403	9
Hologic, Inc. ‡ ^	500	8
Hospira, Inc. ‡ ^	200	7
Intuitive Surgical, Inc. ‡ ^	100	36
Medtronic, Inc.	2,100	71
Olympus Corp. ^	400	12
Smith & Nephew PLC	5,534	50
Sonova Holding AG ‡	143	13
St. Jude Medical, Inc. ^	700	25
Stryker Corp. ^	500	24
Synthes, Inc. - 144A	188	30
Sysmex Corp. ^	200	7
Terumo Corp. ^	400	21
Varian Medical Systems, Inc. ‡ ^	300	16
William Demant Holding AS ‡ ^	74	6
Zimmer Holdings, Inc. ‡ ^	500	27
Health Care Providers & Services - 0.3%
Aetna, Inc. ^	900	33
Alfresa Holdings Corp. ^	300	13
AmerisourceBergen Corp. — Class A	600	22
Cardinal Health, Inc. ^	700	29
CIGNA Corp. ^	700	29
Coventry Health Care, Inc. ‡ ^	400	12
DaVita, Inc. ‡ ^	300	19
Express Scripts, Inc. ‡ ^	900	33
Fresenius Medical Care AG & Co., KGaA	768	52
Fresenius Se & Co. KGaA	248	22
HCA Holdings, Inc. ‡ ^	1,339	27
Henry Schein, Inc. ‡ ^	200	12
Humana, Inc. ^	300	22

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings ‡ ^	300	$24
McKesson Corp.	500	36
Medco Health Solutions, Inc. ‡	900	42
Medipal Holdings Corp. ^	600	6
Miraca Holdings, Inc.	100	4
Omnicare, Inc. ^	400	10
Patterson Cos., Inc. ^	500	14
Quest Diagnostics, Inc. ^	600	30
Ramsay Health Care, Ltd.	422	8
Sonic Healthcare, Ltd. ^	710	8
Suzuken Co., Ltd. ^	300	8
UnitedHealth Group, Inc.	2,300	107
WellPoint, Inc.	800	52
Health Care Technology - 0.0% ∞
Cerner Corp. ‡ ^	200	14
Hotels, Restaurants & Leisure - 0.4%
Accor SA	574	15
Carnival Corp. ^	1,000	30
Carnival PLC	483	15
Chipotle Mexican Grill, Inc. ‡ ^	136	41
Compass Group PLC	4,224	34
Crown, Ltd.	998	8
Darden Restaurants, Inc. ^	200	9
Echo Entertainment Group, Ltd. ‡	1,466	5
Galaxy Entertainment Group, Ltd. ‡	5,400	8
Genting Singapore PLC ‡ ^	12,000	14
Intercontinental Hotels Group PLC	1,224	20
International Game Technology ^	1,000	15
Las Vegas Sands Corp. ‡ ^	600	23
Marriott International, Inc. — Class A ^	600	16
McDonald’s Corp. ^	2,200	193
McDonald’s Holdings Co., Japan, Ltd. ^	200	5
MGM Resorts International ‡	800	7
Opap SA	505	5
Oriental Land Co., Ltd.	100	11
Royal Caribbean Cruises, Ltd. ^	300	6
Sands China, Ltd. ‡	4,000	9
Shangri-La Asia, Ltd.	2,000	4
SJM Holdings, Ltd.	7,000	12
Sky City Entertainment Group, Ltd.	1,171	3
Sodexo	350	23
Starbucks Corp. ^	1,500	56
Starwood Hotels & Resorts Worldwide, Inc. ^	400	16
Tabcorp Holdings, Ltd.	1,466	4
Tim Hortons, Inc.	400	19
Wynn Macau, Ltd.	4,161	10
Wynn Resorts, Ltd. ^	200	23
Yum! Brands, Inc. ^	1,000	49
Household Durables - 0.1%
D.R. Horton, Inc. ^	1,500	14
Electrolux AB	677	10
Garmin, Ltd. ^	300	10
Husqvarna AB — Class B	1,031	4
Leggett & Platt, Inc. ^	700	14
Makita Corp. ^	200	7
Mohawk Industries, Inc. ‡ ^	200	9
Newell Rubbermaid, Inc. ^	500	6
Panasonic Corp. ^	4,900	47
Rinnai Corp.	100	8
Sekisui Chemical Co., Ltd.	1,000	8
Sekisui House, Ltd.	1,000	9
Sharp Corp. ^	2,400	20
Sony Corp. ^	2,200	42
Stanley Black & Decker, Inc.	200	10
Toll Brothers, Inc. ‡ ^	700	10
Whirlpool Corp. ^	300	15
Household Products - 0.3%
Church & Dwight Co., Inc. ^	400	18
Clorox Co. ^	200	13
Colgate-Palmolive Co.	1,000	88
Energizer Holdings, Inc. ‡ ^	300	20
Henkel AG & Co., KGaA	264	12
KAO Corp.	1,200	33
Kimberly-Clark Corp. ^	800	57
Procter & Gamble Co. ^	6,200	391
Reckitt Benckiser Group PLC	1,137	58
Uni-Charm Corp. ^	200	10
Independent Power Producers & Energy Traders - 0.1%
AES Corp. ‡ ^	2,100	20
Calpine Corp. ‡ ^	1,600	23
Constellation Energy Group, Inc.	300	11
EDP Renovaveis SA ‡	737	4
Electric Power Development Co., Ltd. ^	500	15
Enel Green Power SpA	5,283	12
International Power PLC ^	5,910	28
NRG Energy, Inc. ‡ ^	600	13
TransAlta Corp. ^	800	17
Industrial Conglomerates - 0.4%
3M Co. ^	1,400	100
Delek Group, Ltd.	30	5
Fraser and Neave, Ltd.	2,000	9
General Electric Co.	23,500	357
Hutchison Whampoa, Ltd.	4,000	30
Keppel Corp., Ltd.	3,200	19
Koninklijke Philips Electronics NV	1,732	31
NWS Holdings, Ltd.	8,000	11
Orkla ASA	1,687	13
SembCorp Industries, Ltd.	3,000	8
Siemens AG	1,819	163
Smiths Group PLC	880	14
Textron, Inc. ^	400	7
Tyco International, Ltd. ^	1,000	41
Wendel SA	69	4
Insurance - 0.8%
ACE, Ltd. ^	700	42
Admiral Group PLC	716	14
Aflac, Inc. ^	1,000	35
Ageas	4,315	7
AIA Group, Ltd.	15,600	44
Allianz SE	1,004	95
Allstate Corp.	1,000	24
American International Group, Inc. ‡ ^	1,000	22
AMP, Ltd.	4,533	17
AON Corp.	500	21
Arch Capital Group, Ltd. ‡ ^	300	10
Assicurazioni Generali SpA	2,481	39
Assurant, Inc. ^	200	7
Aviva PLC	5,197	24

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Insurance (continued)
Axis Capital Holdings, Ltd.	300	$8
Baloise Holding AG	142	10
Berkshire Hathaway, Inc. — Class B ‡ ^	2,000	143
Chubb Corp. ^	600	36
Cincinnati Financial Corp. ^	300	8
CNP Assurances	1,101	16
Delta Lloyd NV	707	11
Everest RE Group, Ltd.	100	8
Fairfax Financial Holdings, Ltd.	43	16
Fidelity National Financial, Inc. — Class A ^	1,500	23
Genworth Financial, Inc. — Class A ‡ ^	1,800	10
Gjensidige Forsikring ASA	440	5
Great-West Lifeco, Inc. ^	500	10
Hannover Rueckversicherung AG	288	13
Hartford Financial Services Group, Inc. ^	700	11
Industrial Alliance Insurance & Financial
Services, Inc. ^	200	6
Insurance Australia Group, Ltd.	4,701	14
Intact Financial Corp. ^	200	11
Legal & General Group PLC	11,162	17
Lincoln National Corp. ^	900	14
Loews Corp. ^	500	17
Manulife Financial Corp. ^	3,900	44
Mapfre SA ^	5,180	16
Marsh & McLennan Cos., Inc.	1,200	32
MetLife, Inc. ^	2,100	59
MS&AD Insurance Group Holdings ^	1,300	28
Muenchener Rueckversicherungs AG	331	41
NKSJ Holdings, Inc. ^	750	17
Old Mutual PLC	10,502	17
Old Republic International Corp. ^	700	6
PartnerRe, Ltd. ^	300	16
Power Corp. of Canada ^	900	20
Principal Financial Group, Inc.	600	14
Progressive Corp. ^	1,000	18
Prudential Financial, Inc. ^	1,000	47
Prudential PLC	5,409	46
QBE Insurance Group, Ltd.	1,772	22
RenaissanceRe Holdings, Ltd. ^	200	13
Resolution, Ltd.	6,347	24
Royal & Sun Alliance Insurance Group PLC	17,619	30
Sampo OYJ — Class A	811	20
SCOR SE	874	19
Sony Financial Holdings, Inc.	416	6
Standard Life PLC	11,752	36
Sun Life Financial, Inc.	1,000	24
Suncorp Group, Ltd.	2,251	17
Swiss Life Holding AG ‡	188	21
Swiss Re AG ‡	563	26
T&D Holdings, Inc. ^	1,000	9
Tokio Marine Holdings, Inc. ^	1,500	38
Torchmark Corp. ^	450	16
Travelers Cos., Inc. ^	900	44
Tryg A/S	92	5
Unum Group	1,200	25
Vienna Insurance Group AG	130	5
Willis Group Holdings PLC ^	300	10
WR Berkley Corp. ^	300	9
XL Group PLC — Class A	1,200	23
Zurich Financial Services AG ‡	209	44
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. ‡ ^	800	174
DeNA Co., Ltd. ^	217	9
Expedia, Inc. ^	700	18
Liberty Interactive Corp. ‡	700	10
NetFlix, Inc. ‡ ^	100	11
priceline.com, Inc. ‡ ^	100	45
Rakuten, Inc. ^	14	16
Internet Software & Services - 0.2%
Akamai Technologies, Inc. ‡ ^	500	10
eBay, Inc. ‡	2,600	77
Google, Inc. — Class A ‡ ^	600	308
Gree, Inc. ^	300	9
Open Text Corp. ‡	100	5
United Internet AG	731	12
VeriSign, Inc. ^	300	9
Yahoo! Inc. ‡ ^	2,100	28
Yahoo! Japan Corp. ^	22	7
IT Services - 0.5%
Accenture PLC — Class A ^	1,400	74
Alliance Data Systems Corp. ‡ ^	200	19
Amadeus IT Holding SA — Class A	607	10
AtoS	313	14
Automatic Data Processing, Inc. ^	1,000	47
Capital Gemini SA	192	6
CGI Group, Inc. — Class A ‡	600	11
Cognizant Technology Solutions Corp. — Class A ‡	500	31
Computer Sciences Corp. ^	700	19
Computershare, Ltd.	1,070	8
Fidelity National Information Services, Inc. ^	600	15
Fiserv, Inc. ‡	200	10
International Business Machines Corp. ^	2,700	472
ITOCHU Techno-Solutions Corp. ^	300	13
Mastercard, Inc. — Class A ^	200	63
Nomura Research Institute, Ltd. ^	200	5
NTT Data Corp. ^	3	9
Paychex, Inc. ^	600	16
SAIC, Inc. ‡ ^	1,500	18
Total System Services, Inc. ^	700	12
Visa, Inc. — Class A ^	1,000	85
Western Union Co. ^	900	14
Leisure Equipment & Products - 0.0% ∞
Hasbro, Inc. ^	200	7
Mattel, Inc. ^	800	21
Namco Bandai Holdings, Inc. ^	500	7
Nikon Corp. ^	600	14
Sankyo Co., Ltd.	100	5
Sega Sammy Holdings, Inc. ^	600	14
Shimano, Inc.	100	5
Yamaha Corp. ^	400	4
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc. ‡	600	19
Covance, Inc. ‡ ^	200	9
Illumina, Inc. ‡ ^	200	8
Life Technologies Corp. ‡	200	8
Pharmaceutical Product Development, Inc. ^	400	10
Qiagen NV ‡	625	9

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc. ‡	800	$40
Waters Corp. ‡ ^	300	23
Machinery - 0.5%
AGCO Corp. ‡ ^	200	7
Alfa Laval AB	776	12
Amada Co., Ltd.	1,000	7
Atlas Copco AB — Class A	1,427	25
Atlas Copco AB — Class B	898	14
Caterpillar, Inc. ^	1,300	97
Cummins, Inc. ^	400	33
Danaher Corp. ^	1,100	47
Deere & Co. ^	800	53
Dover Corp. ^	300	14
Eaton Corp. ^	600	21
Fanuc Corp. ^	400	56
Fiat Industrial SpA ‡	1,546	12
Flowserve Corp. ^	100	7
GEA Group AG	1,022	24
Hexagon AB — Class B	418	5
Hino Motors, Ltd.	1,000	6
Hitachi Construction Machinery Co., Ltd. ^	400	7
IHI Corp. ^	2,000	4
Illinois Tool Works, Inc. ^	900	38
Ingersoll-Rand PLC ^	600	17
ITT Corp. ^	600	25
Japan Steel Works, Ltd.	1,000	6
Joy Global, Inc. ^	200	12
JTEKT Corp. ^	600	7
Kawasaki Heavy Industries, Ltd. ^	3,000	8
Komatsu, Ltd. ^	2,100	46
Kone OYJ — Class B	344	16
Kubota Corp. ^	3,000	24
Kurita Water Industries, Ltd. ^	200	6
MAN SE	121	9
Metso OYJ	255	7
Minebea Co., Ltd.	1,000	3
Mitsubishi Heavy Industries, Ltd. ^	6,000	25
Mitsui Engineering & Shipbuilding Co., Ltd. ^	3,000	5
Nabtesco Corp. ^	1,000	19
NGK Insulators, Ltd.	400	6
NSK, Ltd.	1,000	7
NTN Corp.	1,000	5
PACCAR, Inc. ^	600	20
Pall Corp.	600	25
Parker Hannifin Corp.	300	19
Pentair, Inc. ^	600	19
Sandvik AB	2,123	24
Scania AB — Class B	570	8
SembCorp Marine, Ltd. ^	2,000	5
SKF AB — Class B	1,061	20
SMC Corp.	100	15
SPX Corp. ^	200	9
Sulzer AG	49	5
Sumitomo Heavy Industries, Ltd.	1,000	5
THK Co., Ltd. ^	200	3
Vallourec SA ^	194	11
Volvo AB — Class B	2,796	27
Wartsila OYJ	387	9
Weir Group PLC	819	20
Yangzijiang Shipbuilding Holdings, Ltd. ^	11,000	7
Marine - 0.0% ∞
A.P. Moller — Maersk A/S — Class A	1	6
A.P. Moller — Maersk A/S — Class B	3	18
Kawasaki Kisen Kaisha, Ltd. ^	3,000	6
Keuhne & Nagel International AG	443	49
Mitsui O.S.K. Lines, Ltd. ^	2,000	8
Neptune Orient Lines, Ltd. ^	2,000	2
Nippon Yusen KK ^	3,000	8
Orient Overseas International, Ltd.	500	2
Media - 0.6%
Axel Springer AG	351	12
British Sky Broadcasting Group PLC	3,895	40
Cablevision Systems Corp. — Class A ^	300	5
CBS Corp. — Class B ^	1,000	20
Comcast Corp. — Class A	4,400	92
Comcast Corp. — Special Shares — Class A ^	1,500	31
Dentsu, Inc. ^	300	10
DIRECTV — Class A ‡ ^	1,800	76
Discovery Communications, Inc. — Class A ‡ ^	600	23
Discovery Communications, Inc. — Class C ‡	300	11
DISH Network Corp. — Class A ‡	1,300	33
Eutelsat Communications SA	578	23
Interpublic Group of Cos., Inc. ^	900	6
JC Decaux SA ‡	415	10
Jupiter Telecommunications Co., Ltd.	7	8
Kabel Deutschland Holding AG ‡	464	25
Lagardere SCA	324	8
Liberty Global, Inc. — Class A ‡ ^	300	11
Liberty Global, Inc. — Class C ‡ ^	300	10
McGraw-Hill Cos., Inc.	500	21
Mediaset Espana Comunicacion SA	1,199	7
Mediaset SpA	2,626	8
Modern Times Group AB — Class B	176	7
News Corp. — Class A	3,900	60
News Corp. — Class B ^	1,500	23
Nielsen Holdings NV ‡ ^	890	23
Omnicom Group, Inc. ^	500	18
Pearson PLC	1,030	18
Publicis Groupe SA ^	201	8
Reed Elsevier NV	2,306	25
Reed Elsevier PLC	3,893	30
Sanoma OYJ ^	211	2
Scripps Networks Interactive, Inc. — Class A ^	600	22
SES SA	372	9
Shaw Communications, Inc. — Class B	900	18
Singapore Press Holdings, Ltd. ^	2,000	6
Sirius XM Radio, Inc. ‡ ^	7,574	11
Societe Television Francaise 1 ^	440	5
Thomson Reuters Corp.	600	16
Time Warner Cable, Inc. ^	800	50
Time Warner, Inc. ^	2,100	63
Toho Co., Ltd. ^	400	7
Viacom, Inc. — Class B ^	1,000	39
Virgin Media, Inc. ^	400	10
Vivendi SA	2,387	49
Walt Disney Co. ^	3,800	116
WPP PLC	1,510	14

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Metals & Mining - 0.9%
Agnico-Eagle Mines, Ltd.	400	$24
Alcoa, Inc. ^	2,100	20
Allegheny Technologies, Inc. ^	600	22
Alumina, Ltd.	4,729	7
Anglo American PLC	2,433	83
Antofagasta PLC	1,115	16
ArcelorMittal	1,457	23
Barrick Gold Corp. ^	2,100	97
BHP Billiton PLC	4,679	124
BHP Billiton, Ltd.	7,101	234
BlueScope Steel, Ltd. ^	9,133	6
Boliden AB	492	5
Centerra Gold, Inc.	700	13
Cliffs Natural Resources, Inc. ^	200	10
Daido Steel Co., Ltd.	1,000	6
Eldorado Gold Corp.	1,500	26
Eramet ^	35	5
Eurasian Natural Resources Corp., PLC	3,362	30
First Quantum Minerals, Ltd.	1,400	19
Fortescue Metals Group, Ltd. ^	1,869	8
Franco-Nevada Corp.	300	11
Freeport-McMoRan Copper & Gold, Inc.	1,900	58
Fresnillo PLC	1,101	27
Glencore International PLC ^	4,780	30
Goldcorp, Inc.	1,700	77
Hitachi Metals, Ltd.	400	5
Iluka Resources, Ltd.	815	10
Inmet Mining Corp.	300	13
Ivanhoe Mines, Ltd. ‡	845	12
JFE Holdings, Inc. ^	900	18
Kazakhmys PLC	804	10
Kinross Gold Corp.	2,533	38
Kobe Steel, Ltd. ^	4,000	7
Lynas Corp., Ltd. ‡ ^	3,309	3
Macarthur Coal, Ltd.	913	14
Maruichi Steel Tube, Ltd.	200	5
Mitsubishi Materials Corp. ^	2,000	5
New Gold, Inc. ‡	950	10
Newcrest Mining, Ltd.	1,552	51
Newmont Mining Corp.	1,100	69
Nippon Steel Corp. ^	11,000	32
Norsk Hydro ASA	1,692	8
Nucor Corp. ^	500	16
OneSteel, Ltd.	1,619	2
Osisko Mining Corp. ‡	600	8
Outokumpu OYJ ^	385	3
OZ Minerals, Ltd.	634	6
Pan American Silver Corp. ^	300	8
Randgold Resources, Ltd.	100	10
Rautaruukki OYJ ^	471	5
Rio Tinto PLC	2,942	129
Rio Tinto, Ltd.	926	54
Salzgitter AG	111	5
Silver Wheaton Corp. ^	800	24
Sims Metal Management, Ltd. ^	662	8
SSAB AB	1,198	9
Sumitomo Metal Industries, Ltd. ^	7,000	15
Sumitomo Metal Mining Co., Ltd.	1,000	13
Teck Resources, Ltd. — Class B	1,300	38
ThyssenKrupp AG	949	23
U.S. Steel Corp. ^	600	13
Vedanta Resources PLC ^	669	11
Voestalpine AG	263	8
Walter Energy, Inc. ^	128	8
Xstrata PLC	3,645	46
Yamana Gold, Inc. ^	2,600	36
Yamato Kogyo Co., Ltd. ^	300	8
Multiline Retail - 0.1%
Canadian Tire Corp., Ltd. — Class A	200	11
Dollar General Corp. ‡ ^	900	34
Dollar Tree, Inc. ‡ ^	200	15
Family Dollar Stores, Inc. ^	200	10
Harvey Norman Holdings, Ltd. ^	3,984	8
Isetan Mitsukoshi Holdings, Ltd. ^	800	8
J. Front Retailing Co., Ltd.	1,000	5
JC Penney Co., Inc. ^	300	8
Kohl’s Corp. ^	600	29
Macy’s, Inc. ^	800	21
Marks & Spencer Group PLC	3,057	15
Marui Group Co., Ltd. ^	1,200	9
Next PLC	475	19
Nordstrom, Inc. ^	600	27
PPR SA	140	18
Takashimaya Co., Ltd.	1,000	7
Target Corp.	1,400	70
Multi-Utilities - 0.3%
A2A SpA	6,274	8
AGL Energy, Ltd.	1,130	15
Alliant Energy Corp.	200	8
Ameren Corp. ^	800	24
CenterPoint Energy, Inc.	1,000	20
Centrica PLC	7,815	36
Dominion Resources, Inc. ^	1,200	61
DTE Energy Co.	300	15
GDF Suez	2,510	75
Integrys Energy Group, Inc. ^	300	15
MDU Resources Group, Inc. ^	700	13
National Grid PLC	7,093	70
NiSource, Inc. ^	1,000	21
NSTAR	200	9
PG&E Corp.	900	38
Public Service Enterprise Group, Inc. ^	1,000	33
RWE AG	736	27
Scana Corp. ^	300	12
Sempra Energy ^	400	21
Suez Environnement Co.	1,067	15
United Utilities Group PLC	1,408	14
Veolia Environnement SA	582	8
Xcel Energy, Inc. ^	700	17
Office Electronics - 0.1%
Brother Industries, Ltd. ^	300	4
Canon, Inc.	2,500	113
Konica Minolta Holdings, Inc. ^	1,000	7
Ricoh Co., Ltd.	1,000	8
Xerox Corp. ^	2,100	15
Oil, Gas & Consumable Fuels - 2.0%
Alpha Natural Resources, Inc. ‡	600	11
Anadarko Petroleum Corp.	1,000	63

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Apache Corp.	800	$64
ARC Resources, Ltd. ^	800	17
Arch Coal, Inc. ^	800	12
Athabasca Oil Sands Corp. ‡ ^	800	8
Baytex Energy Corp. ^	500	21
BG Group PLC	6,869	131
Bonavista Energy Corp. ^	300	7
BP PLC	41,568	249
Cabot Oil & Gas Corp.	300	19
Cairn Energy PLC ‡	2,163	9
Caltex Australia, Ltd.	798	8
Cameco Corp. ^	600	11
Canadian Natural Resources, Ltd. ^	2,400	70
Canadian Oil Sands, Ltd.	700	14
Cenovus Energy, Inc.	1,400	43
Chesapeake Energy Corp. ^	1,400	36
Chevron Corp. ^	4,400	406
Cimarex Energy Co. ^	300	17
Concho Resources, Inc. ‡ ^	301	21
ConocoPhillips ^	3,000	190
Consol Energy, Inc.	400	14
Continental Resources, Inc. ‡ ^	482	23
Cosmo Oil Co., Ltd.	1,000	2
Crescent Point Energy Corp. ^	400	15
Denbury Resources, Inc. ‡ ^	1,100	13
Devon Energy Corp.	800	44
El Paso Corp. ^	1,600	28
Enbridge, Inc.	1,600	51
EnCana Corp.	1,600	31
Enerplus Corp. ^	400	10
ENI SpA	5,308	93
EOG Resources, Inc. ^	500	36
Essar Energy PLC ‡	3,243	13
Exxon Mobil Corp. ^	10,915	792
Galp Energia SGPS SA — Class B	535	10
Hess Corp. ^	600	31
HollyFrontier Corp. ^	454	12
Husky Energy, Inc.	900	19
Imperial Oil, Ltd. ^	500	18
INPEX Corp. ^	5	31
Japan Petroleum Exploration Co.	100	4
JX Holdings, Inc. ^	5,000	28
Kinder Morgan Management LLC ‡ ^	210	12
Kinder Morgan, Inc. ^	1,025	27
Marathon Oil Corp.	1,600	35
Marathon Petroleum Corp. ^	800	22
MEG Energy Corp. ‡	300	11
Murphy Oil Corp. ^	300	13
Neste Oil OYJ	597	5
Newfield Exploration Co. ‡ ^	200	8
Nexen, Inc. ^	800	12
Niko Resources, Ltd.	300	12
Noble Energy, Inc. ^	300	21
Occidental Petroleum Corp.	1,700	122
OMV AG	397	12
Origin Energy, Ltd.	2,154	28
Pacific Rubiales Energy Corp.	600	13
Paladin Energy, Ltd. ‡ ^	5,578	6
Peabody Energy Corp. ^	400	14
Pengrowth Energy Corp. ^	600	5
Penn West Petroleum, Ltd. ^	700	10
PetroBakken Energy, Ltd. — Class A ^	400	3
Pioneer Natural Resources Co. ^	200	13
Plains Exploration & Production Co. ‡	600	14
Progress Energy Resources Corp. ^	2,000	25
QEP Resources, Inc. ^	300	8
Range Resources Corp. ^	600	35
Repsol YPF SA	2,028	54
Royal Dutch Shell PLC — Class A	7,881	243
Royal Dutch Shell PLC — Class B	5,729	178
Santos, Ltd.	1,344	15
Showa Shell Sekiyu KK	300	2
Southwestern Energy Co. ‡ ^	600	20
Spectra Energy Corp. ^	1,100	27
Statoil ASA	2,435	52
Suncor Energy, Inc. ^	3,200	82
Sunoco, Inc. ^	600	19
Talisman Energy, Inc.	1,700	21
TonenGeneral Sekiyu KK	1,000	11
Total SA	4,676	206
Tourmaline Oil Corp. ‡	224	7
TransCanada Corp. ^	1,500	61
Tullow Oil PLC	1,714	35
Ultra Petroleum Corp. ‡ ^	400	11
Valero Energy Corp.	800	14
Vermilion Energy, Inc. ^	300	13
Whiting Petroleum Corp. ‡ ^	236	8
Williams Cos., Inc. ^	1,300	32
Woodside Petroleum, Ltd.	1,150	36
Paper & Forest Products - 0.0% ∞
Holmen AB — Class B	121	3
International Paper Co. ^	700	16
MeadWestvaco Corp. ^	900	23
Nippon Paper Group, Inc. ^	300	8
OJI Paper Co., Ltd. ^	3,000	16
Sino-Forest Corp. — Class A ‡ Ə ^	600	1
Stora Enso OYJ — Class R	1,563	9
Svenska Cellulosa AB — Class B	923	11
UPM-Kymmene OYJ	788	9
Personal Products - 0.1%
Avon Products, Inc. ^	700	14
Beiersdorf AG	386	21
Estee Lauder Cos., Inc. — Class A ^	300	26
L’Oreal SA	486	47
Shiseido Co., Ltd. ^	600	12
Pharmaceuticals - 1.4%
Abbott Laboratories ^	3,300	169
Allergan, Inc. ^	700	58
Astellas Pharma, Inc. ^	900	34
AstraZeneca PLC	2,730	121
Bayer AG	1,829	101
Bristol-Myers Squibb Co. ^	3,500	110
Chugai Pharmaceutical Co., Ltd. ^	500	8
Daiichi Sankyo Co., Ltd. ^	1,500	31
Dainippon Sumitomo Pharma Co., Ltd. ^	400	4
Eisai Co., Ltd. ^	500	20
Elan Corp. PLC ‡	1,067	11
Eli Lilly & Co. ^	2,300	85

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Pharmaceuticals (continued)
Forest Laboratories, Inc. ‡ ^	900	$28
GlaxoSmithKline PLC	11,469	237
Hisamitsu Pharmaceutical Co., Inc.	100	5
Johnson & Johnson ^	6,000	383
Kyowa Hakko Kirin Co., Ltd.	1,000	11
Merck & Co., Inc.	6,800	222
Merck KGaA	157	13
Mylan, Inc. ‡	800	14
Novartis AG	4,828	270
Novo Nordisk A/S — Class B	926	92
Ono Pharmaceutical Co., Ltd. ^	200	12
Orion OYJ — Class B	152	3
Otsuka Holdings Co., Ltd. ^	600	16
Perrigo Co. ^	200	19
Pfizer, Inc.	17,700	313
Roche Holding AG	1,425	230
Sanofi	2,464	162
Santen Pharmaceutical Co., Ltd.	100	4
Shionogi & Co., Ltd. ^	500	7
Shire PLC	702	22
Taisho Pharmaceutical Co., Ltd. Ə	6	♦
Takeda Pharmaceutical Co., Ltd. ^	1,700	81
Teva Pharmaceutical Industries, Ltd.	1,989	74
Tsumura & Co. ^	300	10
UCB SA ^	205	9
Valeant Pharmaceuticals International, Inc.	600	22
Warner Chilcott PLC — Class A ‡ ^	600	9
Watson Pharmaceuticals, Inc. ‡ ^	200	14
Professional Services - 0.1%
Adecco SA ‡	594	23
Bureau Veritas SA	196	14
Capital Group PLC	1,452	16
Dun & Bradstreet Corp.	200	12
Equifax, Inc. ^	300	9
Experian Group, Ltd.	1,640	18
IHS, Inc. — Class A ‡ ^	100	7
Intertek Group PLC	997	30
Manpower, Inc. ^	200	7
Randstad Holding NV	325	10
Robert Half International, Inc. ^	300	6
SGS SA	16	25
Verisk Analytics, Inc. — Class A ‡	400	14
Real Estate Investment Trusts - 0.4%
Annaly Capital Management, Inc. ^	1,600	27
Ascendas Real Estate Investment Trust	6,000	9
AvalonBay Communities, Inc. ^	200	23
Boston Properties, Inc. ^	300	27
British Land Co., PLC	2,324	17
CapitaMall Trust	7,000	10
CFS Retail Property Trust	6,093	10
Corio NV	498	23
Dexus Property Group	11,082	9
Duke Realty Corp. ^	900	9
Equity Residential ^	500	26
Federal Realty Investment Trust ^	300	25
Fonciere Des Regions	147	10
Gecina SA	91	8
General Growth Properties, Inc. ^	2,214	27
Goodman Group	41,177	23
GPT Group	8,780	26
HCP, Inc.	800	28
Health Care REIT, Inc. ^	400	19
Host Hotels & Resorts, Inc. ^	1,100	12
ICADE	93	7
Japan Prime Realty Investment Corp. ^	2	5
Japan Real Estate Investment Corp.	1	10
Japan Retail Fund Investment Corp. ^	2	3
Kimco Realty Corp. ^	1,500	23
Klepierre	583	16
Land Securities Group PLC	1,692	17
Liberty Property Trust ^	400	12
Link Real Estate Investment Trust	4,500	14
Macerich Co. ^	500	21
Mirvac Group	11,910	13
Nippon Building Fund, Inc.	1	10
Nomura Real Estate Office Fund, Inc.	1	6
Plum Creek Timber Co., Inc. ^	200	7
ProLogis, Inc. ^	956	23
Public Storage	300	33
Rayonier, Inc. ^	300	11
Regency Centers Corp. ^	200	7
RioCan Real Estate Investment Trust	500	12
Simon Property Group, Inc. ^	600	67
Stockland	4,571	13
Unibail-Rodamco Se	169	30
Ventas, Inc. ^	600	30
Vornado Realty Trust ^	300	22
Westfield Group	4,448	33
Westfield Retail Trust	4,825	11
Weyerhaeuser Co. ^	800	12
Real Estate Management & Development - 0.2%
AEON Mall Co., Ltd. ^	300	7
Brookfield Asset Management, Inc. — Class A	1,000	28
Brookfield Office Properties, Inc.	1,500	21
Capitaland, Ltd.	3,000	6
CapitaMalls Asia, Ltd. ^	5,000	5
CB Richard Ellis Group, Inc. — Class A ‡ ^	1,200	16
Cheung Kong Holdings, Ltd.	3,000	32
City Developments, Ltd. ^	1,362	10
Daito Trust Construction Co., Ltd. ^	200	18
Daiwa House Industry Co., Ltd.	1,000	13
Global Logistic Properties, Ltd. — Class L ‡	5,000	6
Hang Lung Group, Ltd.	2,000	10
Hang Lung Properties, Ltd.	5,000	15
Henderson Land Development Co., Ltd.	2,000	9
Hopewell Holdings, Ltd.	3,000	9
Hysan Development Co., Ltd.	389	1
Immofinanz AG ‡	1,096	3
Keppel Land, Ltd. ^	2,000	4
Kerry Properties, Ltd.	2,500	8
Lend Lease Corp., Ltd.	1,266	9
Mitsubishi Estate Co., Ltd. ^	2,700	43
Mitsui Fudosan Co., Ltd. ^	2,200	34
New World Development, Ltd.	8,000	8
Nomura Real Estate Holdings, Inc.	600	9
NTT Urban Development Corp. ^	12	9
Sino Land Co., Ltd.	12,000	16

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Real Estate Management & Development (continued)
Sumitomo Realty & Development Co., Ltd.	500	$10
Sun Hung Kai Properties, Ltd.	3,000	33
Swire Pacific, Ltd.	1,500	16
Tokyu Land Corp.	1,000	4
Wharf Holdings, Ltd.	3,000	15
Wheelock & Co., Ltd.	2,000	6
Road & Rail - 0.2%
Asciano, Ltd.	3,144	4
Canadian National Railway Co.	900	61
Canadian Pacific Railway, Ltd. ^	500	24
Central Japan Railway Co. ^	3	26
CSX Corp.	2,400	45
DSV A/S	515	9
East Japan Railway Co.	700	42
Groupe Eurotunnel SA	1,447	12
Hertz Global Holdings, Inc. ‡ ^	573	5
JB Hunt Transport Services, Inc. ^	200	7
Keikyu Corp.	1,000	9
KEIO Corp.	1,000	7
Keisei Electric Railway Co., Ltd.	1,000	7
Kintetsu Corp. ^	3,000	11
MTR Corp.	3,500	10
Nippon Express Co., Ltd. ^	2,000	9
Norfolk Southern Corp. ^	800	49
Odakyu Electric Railway Co., Ltd.	1,000	10
QR National, Ltd.	4,114	12
Tobu Railway Co., Ltd. ^	2,000	9
Tokyu Corp. ^	2,000	10
Union Pacific Corp.	1,000	83
West Japan Railway Co. ^	300	13
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc. ‡ ^	3,600	18
Advantest Corp. ^	200	2
Altera Corp. ^	500	16
Analog Devices, Inc. ^	800	25
Applied Materials, Inc. ^	2,300	24
ARM Holdings PLC	3,242	28
ASM Pacific Technology, Ltd.	478	5
ASML Holding NV	1,085	38
Avago Technologies, Ltd.	400	13
Broadcom Corp. — Class A ‡	1,100	37
Cree, Inc. ‡ ^	500	13
Elpida Memory, Inc. ‡ ^	700	4
Infineon Technologies AG	1,249	9
Intel Corp. ^	11,900	254
KLA-Tencor Corp. ^	300	11
LAM Research Corp. ‡ ^	700	27
Linear Technology Corp. ^	900	25
LSI Corp. ‡ ^	1,800	9
Marvell Technology Group, Ltd. ‡	1,500	22
Maxim Integrated Products, Inc. ^	500	12
Microchip Technology, Inc. ^	300	9
Micron Technology, Inc. ‡ ^	1,100	6
NVIDIA Corp. ‡	800	10
ROHM Co., Ltd. ^	200	10
STMicroelectronics NV ^	1,895	12
Sumco Corp. ‡ ^	800	7
Texas Instruments, Inc. ^	2,300	61
Tokyo Electron, Ltd. ^	400	18
Xilinx, Inc. ^	900	25
Software - 0.5%
Activision Blizzard, Inc. ^	1,800	21
Adobe Systems, Inc. ‡ ^	1,000	24
Autodesk, Inc. ‡ ^	300	8
Autonomy Corp. PLC ‡	638	25
BMC Software, Inc. ‡	600	23
CA, Inc. ^	1,200	23
Citrix Systems, Inc. ‡ ^	300	16
Dassault Systemes SA	142	10
Electronic Arts, Inc. ‡ ^	500	10
Intuit, Inc. ‡ ^	500	24
Konami Corp.	200	7
Microsoft Corp.	16,400	409
NICE Systems, Ltd. ‡	171	5
Nintendo Co., Ltd. ^	200	29
Nuance Communications, Inc. ‡ ^	500	10
Oracle Corp. ^	8,900	257
Oracle Corp. Japan ^	400	14
Red Hat, Inc. ‡ ^	600	25
Salesforce.com, Inc. ‡ ^	200	23
SAP AG	2,035	104
Square Enix Holdings Co., Ltd. ^	200	4
Symantec Corp. ‡ ^	1,200	20
Synopsys, Inc. ‡	400	10
Trend Micro, Inc. ^	300	9
VMware, Inc. — Class A ‡ ^	300	24
Specialty Retail - 0.3%
ABC-Mart, Inc.	100	4
Abercrombie & Fitch Co. — Class A ^	200	12
Advance Auto Parts, Inc. ^	300	17
AutoZone, Inc. ‡ ^	100	32
Bed Bath & Beyond, Inc. ‡ ^	500	29
Best Buy Co., Inc. ^	600	14
CarMax, Inc. ‡ ^	700	17
Esprit Holdings, Ltd.	1,100	1
Fast Retailing Co., Ltd.	100	18
GameStop Corp. — Class A ‡ ^	500	12
Gap, Inc. ^	1,700	28
Hennes & Mauritz AB — Class B	2,074	62
Home Depot, Inc. ^	3,500	115
Inditex SA	536	46
Kingfisher PLC	7,933	30
Limited Brands, Inc. ^	600	23
Lowe’s Cos., Inc.	2,800	54
Nitori Holdings Co., Ltd.	50	5
O’Reilly Automotive, Inc. ‡ ^	200	13
PetSmart, Inc. ^	200	9
Ross Stores, Inc. ^	200	16
Shimamura Co., Ltd.	100	10
Staples, Inc. ^	1,000	13
Tiffany & Co. ^	200	12
TJX Cos., Inc.	700	39
Urban Outfitters, Inc. ‡ ^	400	9
USS Co., Ltd. ^	80	7
Yamada Denki Co., Ltd. ^	180	13
Textiles, Apparel & Luxury Goods - 0.2%
Adidas AG	424	26

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Burberry Group PLC	1,218	$22
Christian Dior SA	82	9
Cie Financiere Richemont SA	1,008	45
Coach, Inc.	600	31
Fossil, Inc. ‡ ^	120	10
Gildan Activewear, Inc. — Class A	400	10
Lululemon Athletica, Inc. ‡ ^	234	11
Luxottica Group SpA	371	9
LVMH Moet Hennessy Louis Vuitton SA	561	75
Nike, Inc. — Class B ^	700	60
Pandora A/S ^	130	1
Ralph Lauren Corp. — Class A ^	100	13
Swatch Group AG — BR	68	22
Swatch Group AG — Reg	278	17
V.F. Corp. ^	300	36
Yue Yuen Industrial Holdings	1,000	3
Thrifts & Mortgage Finance - 0.0% ∞
Hudson City Bancorp, Inc. ^	1,600	9
New York Community Bancorp, Inc. ^	1,400	17
People’s United Financial, Inc. ^	1,800	20
Tobacco - 0.3%
Altria Group, Inc. ^	4,600	123
British American Tobacco PLC	4,243	179
Imperial Tobacco Group PLC	1,981	67
Japan Tobacco, Inc.	10	47
Lorillard, Inc. ^	300	33
Philip Morris International, Inc.	4,000	250
Reynolds American, Inc. ^	700	26
Swedish Match AB	571	19
Trading Companies & Distributors - 0.1%
Fastenal Co. ^	400	13
Finning International, Inc. ^	500	9
ITOCHU Corp. ^	3,000	29
Marubeni Corp. ^	3,400	19
Mitsubishi Corp.	3,000	60
Mitsui & Co., Ltd. ^	3,800	55
Noble Group, Ltd. ^	6,000	6
Sojitz Corp. ^	2,100	4
Sumitomo Corp. ^	2,500	31
Toyota Tsusho Corp. ^	500	9
Wolseley PLC	829	21
WW Grainger, Inc. ^	100	15
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA ^	1,717	27
Aeroports de Paris	124	9
Atlantia SpA	509	7
Auckland International Airport, Ltd.	1,874	3
Fraport AG Frankfurt Airport Services Worldwide	206	12
Hutchison Port Holdings Trust ^	11,000	7
Kamigumi Co., Ltd.	1,000	9
Koninklijke Vopak NV	177	8
MAp Group	4,864	15
Transurban Group	4,071	22
Water Utilities - 0.0% ∞
American Water Works Co., Inc.	1,000	30
Severn Trent PLC	970	23
Wireless Telecommunication Services - 0.3%
American Tower Corp. — Class A ‡	700	38
Cellcom Israel, Ltd.	95	2
Crown Castle International Corp. ‡	500	20
KDDI Corp. ^	6	41
MetroPCS Communications, Inc. ‡ ^	2,200	19
Millicom International Cellular SA	129	13
Mobistar SA	113	6
NII Holdings, Inc. ‡	600	16
NTT DoCoMo, Inc. ^	34	62
Partner Communications Co., Ltd.	258	2
Rogers Communications, Inc. — Class B ^	900	31
SBA Communications Corp. — Class A ‡ ^	500	17
Softbank Corp. ^	1,900	56
Sprint Nextel Corp. ‡	5,100	16
Starhub, Ltd.	4,000	9
Vodafone Group PLC	114,494	295

Total Common Stocks (cost $51,432)		46,357

INVESTMENT COMPANY - 0.5%
Emerging Market — Equity - 0.5%
Vanguard MSCI Emerging Markets ETF	31,900	1,145
Total Investment Company (cost $1,178)
RIGHTS - 0.0% ∞
Commercial Banks - 0.0% ∞
Banco Bilbao Vizcaya Argentaria SA ‡ ^	7,963	1
CaixaBank ‡	3,938	♦

Total Rights (cost $1)		1

WARRANT - 0.0% ∞
Metals & Mining - 0.0% ∞
Kinross Gold Corp.
Expiration: 09/17/2014
Exercise Price: $21.30	33	♦
Total Warrant (cost $♦)
SECURITIES LENDING COLLATERAL - 9.9%
State Street Navigator Securities Lending Trust — Prime Portfolio,0.19%▲	21,104,091	21,104
Total Securities Lending Collateral (cost $21,104)

	Principal	Value

REPURCHASE AGREEMENT - 21.0%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $44,898 on 10/03/2011. Collateralized by U.S. Government Agency Obligations, 2.35% - 4.00%, due 08/01/2026 - 11/25/2038, with a total value of $45,799.	$44,898	44,898
Total Repurchase Agreement (cost $44,898)

Total Investment Securities (cost $240,290) #		239,107
Other Assets and Liabilities — Net		(24,947)

Net Assets		$214,160

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)
FUTURES CONTRACTS: ε

				Net Unrealized
				Appreciation
Description	Type	Contracts Γ	Expiration Date	(Depreciation)

10-Year Australian Treasury Bond	Long	1	12/15/2011	$(1)
10-Year Government of Canada Bond	Long	4	12/19/2011	8
10-Year Japan Governement Bond Mini	Long	20	12/08/2011	(12)
10-Year U.S. Treasury Note	Long	20	12/20/2011	10
2-Year U.S. Treasury Note	Long	14	12/30/2011	(2)
30-Year U.S. Treasury Bond	Long	12	12/20/2011	59
5-Year U.S. Treasury Note	Long	24	12/30/2011	(5)
ASX SPI 200 Index	Long	3	12/15/2011	(4)
CAC 40 Index	Long	14	10/21/2011	25
DAX Index	Long	3	12/16/2011	36
FTSE 100 Index	Long	9	12/16/2011	(3)
German Euro BOBL	Long	10	12/08/2011	13
German Euro Bund	Long	6	12/08/2011	22
German Euro Buxl	Long	2	12/08/2011	21
German Euro Schatz	Long	8	12/08/2011	2
Hang Seng Index	Long	1	10/28/2011	(3)
MSCI EAFE E-Mini Index	Long	30	12/16/2011	(43)
MSCI Emerging Markets E-Mini	Long	47	12/16/2011	(272)
S&P 500 E-Mini Index	Long	98	12/16/2011	(137)
S&P TSE 60 Index	Long	5	12/15/2011	(10)
TOPIX Index	Long	9	12/09/2011	22
U.K. Long Gilt Bond	Long	5	12/28/2011	21
Ultra Long U.S. Treasury Bond	Long	5	12/20/2011	54

				$(199)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Australian Dollar	(2,074)	12/15/2011	(2,085)	96
Canadian Dollar	(2,786)	12/15/2011	(2,821)	168
Euro	(282)	12/15/2011	(384)	6
Euro	(138)	12/15/2011	(200)	15
Euro	(789)	12/15/2011	(1,079)	22
Euro	(2,348)	12/15/2011	(3,286)	141
Euro	(1,322)	12/15/2011	(1,783)	13
Japanese Yen	(410,048)	12/15/2011	(5,309)	(14)
Japanese Yen	268,921	12/15/2011	3,521	(31)
Pound Sterling	(2,822)	12/15/2011	(4,383)	(14)
Pound Sterling	(363)	12/15/2011	(572)	7
Pound Sterling	(123)	12/15/2011	(194)	2
Pound Sterling	123	12/15/2011	200	(8)
Swedish Krona	177	12/15/2011	28	(2)
Swedish Krona	(177)	12/15/2011	(26)	♦
Swedish Krona	(4,194)	12/15/2011	(612)	3
Swiss Franc	124	12/15/2011	143	(6)
Swiss Franc	(1,683)	12/15/2011	(1,918)	58
Swiss Franc	(124)	12/15/2011	(141)	4

				$460

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY COUNTRY (unaudited):	Total Investments		Value
United States	60.3%		$144,078
United Kingdom	2.0		4,829
Japan	2.0		4,665
Canada	1.3		3,037
Germany	0.9		2,045
Australia	0.8		1,991
Switzerland	0.8		1,947
France	0.7		1,737
Netherlands	0.4		945
Spain	0.4		865
Sweden	0.2		562
Luxembourg	0.2		483
Israel	0.2		475
Italy	0.2		459
Hong Kong	0.2		450
Bermuda	0.2		446
Cayman Islands	0.2		423
Austria	0.2		407
Singapore	0.2		359
Brazil	0.1		335
Mexico	0.1		329
Belgium	0.1		325
Supranational	0.1		302
Ireland	0.1		264
Norway	0.1		257
Denmark	0.1		205
Finland	0.1		180
Netherland Antilles	0.1		175
Isle of Man	0.1		166
Jersey, Channel Islands	0.0	∞	130
Chile	0.0	∞	59
Portugal	0.0	∞	48
Panama	0.0	∞	30
Greece	0.0	∞	28
New Zealand	0.0	∞	27
Guernsey, Channel Islands	0.0	∞	24
Mauritius	0.0	∞	10
Liberia	0.0	∞	6
Cyprus	0.0	∞	2

Investment Securities, at Value	72.4		173,105
Short-Term Investments	27.6		66,002

Total Investments	100.0%		$239,107

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $20,516.

*	Floating or variable rate note. Rate is listed as of 09/30/2011.

Ž	The security has a perpetual maturity. The date shown is the next call date.

∞	Percentage rounds to less than 0.1%.

‡	Non-income producing security.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $1, or 0.00% of the fund’s net assets.

♦	Value is less than $1 or zero.

ε	Cash in the amount of $1,971 is segregated as collateral with the broker to cover margin requirements for open futures contracts.

▲	Rate shown reflects the yield at 09/30/2011.

Γ	Contract amounts are not in thousands.

#	Aggregate cost for federal income tax purposes is $240,290. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6,205 and $7,388, respectively. Net unrealized depreciation for tax purposes is $1,183.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2011, these securities aggregated $84, or 0.04%, of the fund’s net assets.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PPS	Price Protected Shares
RSP	Refers to Risparmio shares, which are savings shares on the Italian Stock Exchange
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011
Common Stocks	$25,899	$20,458	$—	$46,357
Corporate Debt Securities	—	26,773	—	26,773
Foreign Government Obligations	—	1,168	—	1,168
Investment Companies	1,145	—	—	1,145
Mortgage-Backed Securities	—	1,586	—	1,586
Municipal Government Obligations	—	144	—	144
Preferred Corporate Debt Securities	—	99	—	99
Preferred Stocks	—	74	—	74
Repurchase Agreement	—	44,898	—	44,898
Rights	—	1	—	1
Securities Lending Collateral	21,104	—	—	21,104
U.S. Government Agency Obligations	—	49,829	—	49,829
U.S. Government Obligations	—	45,929	—	45,929
Warrants	♦	—	—	♦

Total	$48,148	$190,959	$—	$239,107

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments Ғ	Prices	Inputs	Inputs	09/30/2011
Futures Contracts — Appreciation	$293	$—	$—	$293
Futures Contracts — Depreciation	(492)	—	—	(492)
Forward Foreign Currency Contracts - Appreciation	—	535	—	535
Forward Foreign Currency Contracts - Depreciation	—	(75)	—	(75)

Total	$(199)	$460	$—	$261

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

Ғ	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Asset Allocation — Conservative VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES -100.0%
Bonds - 68.6%
Transamerica AEGON Flexible Income €	892,622	$7,748
Transamerica AEGON High Yield Bond €	1,637,724	13,970
Transamerica AEGON Short-Term Bond €	21,184,110	213,536
Transamerica AEGON U.S. Government Securities VP Җ	2,103,340	27,322
Transamerica JPMorgan Core Bond €	36,349,379	386,030
Transamerica JPMorgan International Bond €	3,234,353	36,289
Transamerica Morgan Stanley Emerging Markets Debt €	3,412,193	34,941
Transamerica PIMCO Total Return VP Җ	33,951,224	394,174
Capital Markets - 4.8%
Transamerica ICAP Select Equity €	2,600,077	23,921
Transamerica Logan Circle Emerging Markets Debt €	820,364	7,670
Transamerica Morgan Stanley Capital Growth € ‡	410,000	4,100
Transamerica WMC Quality Value €	4,592,973	42,807
Global/International Stocks - 3.5%
Transamerica Hansberger International Value €	239,121	1,463
Transamerica MFS International Equity €	1,648,887	12,350
Transamerica Neuberger Berman International €	1,164,658	9,236
Transamerica Oppenheimer Developing Markets €	689,145	7,594
Transamerica Schroders International Small Cap €	993,588	8,247
Transamerica Thornburg International Value €	1,339,624	12,378
Transamerica WMC Emerging Markets €	566,370	5,868
Inflation-Protected Securities - 10.6%
Transamerica PIMCO Real Return TIPS €	14,438,088	162,429
Transamerica PIMCO Real Return TIPS VP Җ ‡	993,828	10,445
Tactical and Specialty - 2.6%
Transamerica BlackRock Global Allocation €	974,523	9,979
Transamerica Clarion Global Real Estate Securities VP Җ	209,943	1,931
Transamerica Loomis Sayles Bond €	3,002,335	30,504
U.S. Stocks - 9.9%
Transamerica BlackRock Large Cap Value VP Җ	3,061,180	37,010
Transamerica Jennison Growth €	5,939	69
Transamerica Jennison Growth VP Җ	6,868,872	50,899
Transamerica JPMorgan Mid Cap Value VP Җ	478,421	5,698
Transamerica Morgan Stanley Growth Opportunities VP Җ	69,417	875
Transamerica Morgan Stanley Mid-Cap Growth €	236,785	2,796
Transamerica Morgan Stanley Small Company Growth €	624,129	6,391
Transamerica Oppenheimer Small- & Mid-Cap Value €	488,307	4,151
Transamerica Third Avenue Value €	394,057	7,329
Transamerica WMC Diversified Equity VP Җ	755,735	12,591
Transamerica WMC Diversified Growth VP Җ	1,723,461	33,745

Total Investment Companies (cost $1,599,035) #		1,626,486
Other Assets and Liabilities — Net		(46)

Net Assets		$1,626,440

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

Җ	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $1,599,035. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $44,017 and $16,566, respectively. Net unrealized appreciation for tax purposes is $27,451.
VALUATION SUMMARY: Э

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	09/30/2011

Investment Companies	$1,626,486	$—	$—	$1,626,486

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Asset Allocation — Growth VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.0%
Capital Markets - 18.8%
Transamerica ICAP Select Equity €	5,727,312	$52,691
Transamerica Morgan Stanley Capital Growth ‡ €	724,900	7,249
Transamerica WMC Quality Value €	10,942,220	101,982
Capital Preservation - 0.1%
Transamerica AEGON Money Market VP Җ	586,395	586
Global/International Stocks - 18.4%
Transamerica Hansberger International Value €	1,142,275	6,991
Transamerica MFS International Equity €	2,179,017	16,321
Transamerica Neuberger Berman International €	3,365,289	26,687
Transamerica Oppenheimer Developing Markets €	4,204,006	46,328
Transamerica Schroders International Small Cap €	2,552,932	21,189
Transamerica Thornburg International Value €	3,264,453	30,164
Transamerica WMC Emerging Markets €	1,037,200	10,745
Tactical and Specialty - 10.7%
Transamerica AQR Managed Futures Strategy €	1,850,868	18,157
Transamerica BlackRock Global Allocation €	1,668,800	17,089
Transamerica Clarion Global Real Estate Securities VP Җ	3,215,396	29,582
Transamerica First Quadrant Global Macro ‡ €	1,737,442	10,077
Transamerica Goldman Sachs Commodity Strategy €	1,195,507	12,110
Transamerica JPMorgan Long/Short Strategy ‡ €	744,904	5,624
U.S. Stocks - 52.0%
Transamerica BlackRock Large Cap Value VP Җ	6,786,893	82,054
Transamerica Jennison Growth €	345,597	4,037
Transamerica Jennison Growth VP Җ	19,331,158	143,244
Transamerica JPMorgan Mid Cap Value VP Җ	2,303,063	27,429
Transamerica Morgan Stanley Growth Opportunities VP Җ	1,303,126	16,419
Transamerica Morgan Stanley Mid-Cap Growth €	1,722,795	20,346
Transamerica Morgan Stanley Small Company Growth €	1,423,063	14,572
Transamerica Oppenheimer Small- & Mid-Cap Value €	2,534,162	21,540
Transamerica Third Avenue Value €	965,316	17,955
Transamerica WMC Diversified Equity VP Җ	787,065	13,112
Transamerica WMC Diversified Growth VP Җ	4,484,867	87,814

Total Investment Companies (cost $940,442) #		862,094
Other Assets and Liabilities — Net		(163)

Net Assets		$861,931

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

‡	Non-income producing security.

Җ	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

#	Aggregate cost for federal income tax purposes is $940,442. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $17,200 and $95,548, respectively. Net unrealized depreciation for tax purposes is $78,348.
VALUATION SUMMARY: Э

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	09/30/2011

Investment Companies	$862,094	$—	$—	$862,094

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Asset Allocation — Moderate VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.0%
Bonds - 54.2%
Transamerica AEGON Flexible Income €	2,676,779	$23,234
Transamerica AEGON High Yield Bond €	3,910,099	33,353
Transamerica AEGON Short-Term Bond €	26,484,508	266,964
Transamerica AEGON U.S. Government Securities VP Җ	1,991,148	25,865
Transamerica JPMorgan Core Bond €	58,196,327	618,045
Transamerica JPMorgan International Bond €	8,401,248	94,262
Transamerica Morgan Stanley Emerging Markets Debt €	7,000,012	71,680
Transamerica PIMCO Total Return VP Җ	61,958,981	719,343
Capital Markets - 6.9%
Transamerica ICAP Select Equity €	7,977,228	73,390
Transamerica Logan Circle Emerging Markets Debt €	1,740,773	16,276
Transamerica Morgan Stanley Capital Growth € ‡	1,003,500	10,035
Transamerica WMC Quality Value €	14,525,565	135,379
Global/International Stocks - 8.5%
Transamerica Hansberger International Value €	3,181,358	19,470
Transamerica MFS International Equity €	8,617,401	64,544
Transamerica Neuberger Berman International €	5,313,105	42,133
Transamerica Oppenheimer Developing Markets €	3,742,767	41,245
Transamerica Schroders International Small Cap €	3,827,048	31,765
Transamerica Thornburg International Value €	7,208,713	66,609
Transamerica WMC Emerging Markets €	2,307,655	23,907
Inflation-Protected Securities - 9.1%
Transamerica PIMCO Real Return TIPS €	27,579,335	310,268
Tactical and Specialty - 4.5%
Transamerica BlackRock Global Allocation €	4,115,411	42,142
Transamerica Clarion Global Real Estate Securities VP Җ	2,603,661	23,954
Transamerica Loomis Sayles Bond €	8,545,622	86,823
U.S. Stocks - 16.8%
Transamerica BlackRock Large Cap Value VP Җ	10,198,813	123,304
Transamerica Jennison Growth €	9,549	112
Transamerica Jennison Growth VP Җ	25,125,711	186,181
Transamerica JPMorgan Mid Cap Value VP Җ	1,668,740	19,875
Transamerica Morgan Stanley Growth Opportunities VP Җ	827,090	10,421
Transamerica Morgan Stanley Mid-Cap Growth €	1,788,325	21,120
Transamerica Morgan Stanley Small Company Growth €	2,693,025	27,577
Transamerica Oppenheimer Small- & Mid-Cap Value €	3,161,399	26,872
Transamerica Third Avenue Value €	1,322,645	24,601
Transamerica WMC Diversified Equity VP Җ	1,385,521	23,083
Transamerica WMC Diversified Growth VP Җ	5,650,530	110,637

Total Investment Companies (cost $3,408,268) #		3,414,469
Other Assets and Liabilities — Net		(427)

Net Assets		$3,414,042

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

Җ	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $3,408,268. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $91,751 and $85,550, respectively. Net unrealized appreciation for tax purposes is $6,201.
VALUATION SUMMARY: Э

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	09/30/2011

Investment Companies	$3,414,469	$—	$—	$3,414,469

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Asset Allocation — Moderate Growth VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.0%
Bonds - 39.7%
Transamerica AEGON Flexible Income €	1,889,314	$16,399
Transamerica AEGON High Yield Bond €	2,718,277	23,187
Transamerica AEGON Short-Term Bond €	19,286,498	194,408
Transamerica AEGON U.S. Government Securities VP Җ	3,607,784	46,865
Transamerica JPMorgan Core Bond €	61,525,774	653,403
Transamerica JPMorgan International Bond €	16,311,905	183,020
Transamerica Morgan Stanley Emerging Markets Debt €	8,066,383	82,600
Transamerica PIMCO Total Return VP Җ	50,361,573	584,698
Capital Markets - 9.6%
Transamerica ICAP Select Equity €	15,791,984	145,286
Transamerica Logan Circle Emerging Markets Debt €	1,910,848	17,866
Transamerica Morgan Stanley Capital Growth € ‡	1,937,900	19,379
Transamerica WMC Quality Value €	26,865,181	250,384
Global/International Stocks - 12.4%
Transamerica Hansberger International Value €	5,342,974	32,699
Transamerica MFS International Equity €	8,580,067	64,265
Transamerica Neuberger Berman International €	10,183,951	80,759
Transamerica Oppenheimer Developing Markets €	10,461,716	115,288
Transamerica Schroders International Small Cap €	9,959,731	82,666
Transamerica Thornburg International Value €	14,939,440	138,040
Transamerica WMC Emerging Markets €	4,499,723	46,617
Inflation-Protected Securities - 4.2%
Transamerica PIMCO Real Return TIPS €	16,993,980	191,182
Tactical and Specialty - 5.3%
Transamerica BlackRock Global Allocation €	10,529,321	107,821
Transamerica Clarion Global Real Estate Securities VP Җ	8,788,199	80,851
Transamerica Loomis Sayles Bond €	4,754,864	48,309
U.S. Stocks - 28.8%
Transamerica BlackRock Large Cap Value VP Җ	20,427,868	246,973
Transamerica Jennison Growth €	13,859	162
Transamerica Jennison Growth VP Җ	61,665,796	456,944
Transamerica JPMorgan Mid Cap Value VP Җ	6,482,822	77,210
Transamerica Morgan Stanley Growth Opportunities VP Җ	1,723,734	21,719
Transamerica Morgan Stanley Mid-Cap Growth €	6,938,585	81,945
Transamerica Morgan Stanley Small Company Growth €	4,195,416	42,961
Transamerica Oppenheimer Small- & Mid-Cap Value €	7,959,312	67,654
Transamerica Third Avenue Value €	3,551,289	66,054
Transamerica WMC Diversified Equity VP Җ	2,024,649	33,731
Transamerica WMC Diversified Growth VP Җ	10,402,270	203,676

Total Investment Companies (cost $4,681,738) #		4,505,021
Other Assets and Liabilities — Net		(895)

Net Assets		$4,504,126

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

Җ	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $4,681,738. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $76,765 and $253,482, respectively. Net unrealized depreciation for tax purposes is $176,717.
VALUATION SUMMARY: Э

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	09/30/2011

Investment Companies	$4,505,021	$—	$—	$4,505,021

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica BlackRock Large Cap Value VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 100.9%
Aerospace & Defense - 3.4%
General Dynamics Corp.	110,000	$6,258
L-3 Communications Holdings, Inc.	80,000	4,958
Lockheed Martin Corp. ^	160,000	11,621
Raytheon Co. ^	350,000	14,304
Auto Components - 1.1%
Autoliv, Inc. ^	110,000	5,335
TRW Automotive Holdings Corp. ‡	210,000	6,873
Beverages - 0.4%
Constellation Brands, Inc. — Class A ‡	260,000	4,680
Biotechnology - 3.0%
Amgen, Inc.	400,000	21,980
Biogen Idec, Inc. ‡	120,000	11,178
Capital Markets - 1.8%
Ameriprise Financial, Inc.	150,000	5,904
State Street Corp.	440,000	14,150
Chemicals - 4.3%
Cabot Corp.	307,000	7,607
CF Industries Holdings, Inc.	80,000	9,872
Cytec Industries, Inc. ^	141,000	4,955
Huntsman Corp.	800,000	7,736
Lyondellbasell Industries NV — Class A	200,000	4,886
Rockwood Holdings, Inc. ‡	120,000	4,043
RPM International, Inc. ^	492,700	9,213
Commercial Banks - 1.6%
East-West Bancorp, Inc. ^	140,000	2,087
KeyCorp	2,010,000	11,920
Regions Financial Corp.	970,000	3,230
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	210,000	5,267
Communications Equipment - 1.3%
Motorola Solutions, Inc.	350,000	14,665
Computers & Peripherals - 3.6%
Dell, Inc. ‡	920,000	13,017
Lexmark International, Inc. — Class A ‡	158,000	4,271
NCR Corp. ‡	20,000	338
Seagate Technology PLC ^	950,000	9,766
Western Digital Corp. ‡	480,000	12,346
Consumer Finance - 3.6%
Capital One Financial Corp.	380,000	15,059
Discover Financial Services	570,000	13,076
SLM Corp.	970,000	12,077
Containers & Packaging - 0.6%
Sealed Air Corp.	369,000	6,162
Diversified Financial Services - 0.0% ∞
JPMorgan Chase & Co.	10,000	301
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	360,000	10,267
Electric Utilities - 0.5%
NV Energy, Inc. ^	350,000	5,149
Electronic Equipment & Instruments - 1.4%
Corning, Inc.	1,140,000	14,091
Tech Data Corp. ‡ ^	40,000	1,729
Energy Equipment & Services - 1.8%
Diamond Offshore Drilling, Inc.	100,000	5,474
Nabors Industries, Ltd. ‡	610,000	7,478
SEACOR Holdings, Inc. ^	80,000	6,417
Food & Staples Retailing - 3.2%
Kroger Co.	550,000	12,078
Safeway, Inc. ^	770,000	12,805
Walgreen Co.	330,000	10,854
Food Products - 1.0%
Tyson Foods, Inc. — Class A	620,000	10,763
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	220,000	12,350
Cooper Cos., Inc. ^	10,000	792
Health Care Providers & Services - 10.8%
Aetna, Inc.	380,000	13,813
AmerisourceBergen Corp. — Class A	300,000	11,181
Cardinal Health, Inc.	300,000	12,564
CIGNA Corp.	320,000	13,421
Coventry Health Care, Inc. ‡	210,000	6,050
Health Net, Inc. ‡	210,000	4,979
Humana, Inc.	180,000	13,091
Lincare Holdings, Inc. ^	294,750	6,632
UnitedHealth Group, Inc.	450,000	20,754
WellPoint, Inc.	250,000	16,320
Household Products - 0.8%
Procter & Gamble Co.	140,000	8,845
Independent Power Producers & Energy Traders - 1.4%
AES Corp. ‡	520,000	5,075
NRG Energy, Inc. ‡	528,600	11,211
Industrial Conglomerates - 0.8%
General Electric Co.	590,000	8,992
Insurance - 7.9%
ACE, Ltd.	140,000	8,484
American Financial Group, Inc. ^	304,400	9,458
Assurant, Inc.	331,200	11,857
HCC Insurance Holdings, Inc. ^	388,400	10,506
Kemper Corp.	90,000	2,156
Lincoln National Corp.	500,000	7,815
Principal Financial Group, Inc.	270,000	6,121
Prudential Financial, Inc.	280,000	13,121
Reinsurance Group of America, Inc. — Class A ^	50,000	2,298
Torchmark Corp.	80,000	2,789
Unum Group	590,000	12,366
IT Services - 0.3%
Total System Services, Inc. ^	210,000	3,555
Machinery - 1.1%
AGCO Corp. ‡	90,000	3,111
Manitowoc Co., Inc. ^	340,000	2,281
Timken Co.	223,000	7,320
Media - 1.9%
CBS Corp. — Class B	650,000	13,247
DISH Network Corp. — Class A ‡	300,000	7,518
Metals & Mining - 1.2%
Alcoa, Inc.	1,330,000	12,728
Multiline Retail - 1.2%
Macy’s, Inc.	510,000	13,423
Multi-Utilities - 1.0%
CMS Energy Corp. ^	240,500	4,759
NiSource, Inc. ^	270,000	5,773
Oil, Gas & Consumable Fuels - 12.3%
Chevron Corp.	480,000	44,410
ConocoPhillips	460,000	29,127
Hess Corp.	280,000	14,689

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica BlackRock Large Cap Value VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp.	650,000	$14,027
Murphy Oil Corp.	240,000	10,598
Tesoro Corp. ‡ ^	540,000	10,514
Valero Energy Corp.	720,000	12,802
Paper & Forest Products - 2.1%
International Paper Co.	510,000	11,858
MeadWestvaco Corp.	490,000	12,034
Pharmaceuticals - 8.5%
Bristol-Myers Squibb Co. ^	700,000	21,966
Eli Lilly & Co. ^	460,000	17,006
Forest Laboratories, Inc. ‡	430,000	13,240
Johnson & Johnson	60,000	3,823
Pfizer, Inc.	2,180,000	38,542
Semiconductors & Semiconductor Equipment - 5.3%
Applied Materials, Inc.	1,350,000	13,973
Intel Corp.	1,070,000	22,822
KLA-Tencor Corp. ^	120,000	4,594
Marvell Technology Group, Ltd. ‡	750,000	10,898
Novellus Systems, Inc. ‡ ^	220,000	5,997
Software - 4.0%
Activision Blizzard, Inc.	1,040,000	12,376
CA, Inc.	385,100	7,475
Microsoft Corp.	450,000	11,201
Symantec Corp. ‡	720,000	11,736
Synopsys, Inc. ‡	40,000	974
Specialty Retail - 2.3%
DSW, Inc. - Class A	70,000	3,233
GameStop Corp. - Class A ‡ ^	520,000	12,012
Limited Brands, Inc.	280,000	10,783
Tobacco - 1.4%
Lorillard, Inc.	20,000	2,214
Philip Morris International, Inc.	210,000	13,100
Wireless Telecommunication Services - 1.4%
Sprint Nextel Corp. ‡	3,910,000	11,887
Telephone & Data Systems, Inc. ^	140,000	2,975

Total Common Stocks (cost $1,208,475)		1,115,882

SHORT-TERM INVESTMENT COMPANY - 0.0% ∞
Capital Markets 0.0% ∞
BlackRock Provident TempFund 24 ◊	380,054	380
Total Short-Term Investment Company (cost $380)
SECURITIES LENDING COLLATERAL - 4.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	54,639,395	54,639
Total Securities Lending Collateral (cost $54,639)

Total Investment Securities (cost $1,263,494) #		1,170,901
Other Assets and Liabilities - Net		(64,667)

Net Assets		$1,106,234

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $53,286.

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 09/30/2011.

◊	The investment issuer is affiliated with the sub-adviser of the fund.

#	Aggregate cost for federal income tax purposes is $1,263,494. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $54,216 and $146,809, respectively. Net unrealized depreciation for tax purposes is $92,593.
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011
Common Stocks	$1,092,746	$23,136	$—	$1,115,882
Securities Lending Collateral	54,639	—	—	54,639
Short-Term Investment Company	380	—	—	380

Total	$1,147,765	$23,136	$—	$1,170,901

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica BlackRock Tactical Allocation VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.0%
Bonds - 55.3%
Transamerica JPMorgan Core Bond VP Җ	7,293,445	$93,647
Transamerica PIMCO Total Return VP Җ	7,623,262	88,506
Global/International Stocks - 1.9%
Transamerica MFS International Equity VP Җ	1,044,760	6,133
Tactical and Specialty - 9.3%
Transamerica BlackRock Global Allocation €	2,415,341	24,733
Transamerica Loomis Sayles Bond €	592,419	6,019
U.S. Stocks - 33.5%
Transamerica BlackRock Large Cap Value VP Җ	2,899,680	35,058
Transamerica Jennison Growth VP Җ	3,669,829	27,193
Transamerica JPMorgan Mid Cap Value VP Җ	692,163	8,244
Transamerica Morgan Stanley Mid-Cap Growth VP Җ	461,849	12,082
Transamerica WMC Diversified Growth VP Җ	1,406,505	27,539

Total Investment Companies (cost $348,769) #		329,154
Other Assets and Liabilities — Net		(105)

Net Assets		$329,049

NOTES TO SCHEDULE OF INVESTMENTS:

Җ	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

#	Aggregate cost for federal income tax purposes is $348,769. Aggregate gross/net unrealized depreciation for all securities in which there is an excess of value over tax cost was $19,615.
VALUATION SUMMARY: Э

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	09/30/2011
Investment Companies	$329,154	$—	$—	$329,154

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Clarion Global Real Estate Securities VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Australia - 9.5%
Dexus Property Group REIT ^	4,220,660	$3,327
Goodman Group REIT	5,402,006	2,960
GPT Group REIT	1,561,213	4,696
Investa Office Fund REIT	4,244,500	2,475
Lend Lease Corp., Ltd.	87,428	587
Mirvac Group REIT	1,938,544	2,131
Stockland REIT	713,320	1,986
Westfield Group REIT	1,086,788	8,058
Westfield Retail Trust REIT	1,867,257	4,346
Bermuda - 1.4%
Great Eagle Holdings, Ltd.	507,900	1,097
Hongkong Land Holdings, Ltd.	517,139	2,292
Kerry Properties, Ltd.	334,000	1,066
Brazil - 0.5%
BR Malls Participacoes SA	99,600	1,017
Sonae Sierra Brasil SA	51,500	609
Canada - 3.7%
Brookfield Asset Management, Inc. — Class A	38,700	1,066
Brookfield Office Properties, Inc.	240,701	3,315
Calloway Real Estate Investment Trust	72,700	1,785
Canadian Real Estate Investment Trust	21,600	735
Primaris Retail Real Estate Investment Trust	53,500	1,047
RioCan Real Estate Investment Trust	163,500	4,056
Cayman Islands - 0.4%
Longfor Properties Co., Ltd.	719,000	717
Soho China, Ltd.	888,900	561
France - 5.1%
ICADE REIT	22,640	1,769
Klepierre REIT	66,380	1,861
Mercialys SA REIT	44,853	1,598
Societe Immobiliere de Location pour
I’Industrie et le Commerce REIT ^	9,916	957
Unibail-Rodamco Se REIT	56,298	10,046
Germany - 0.5%
GSW Immobilien AG ‡	60,260	1,716
Hong Kong - 8.7%
Cheung Kong Holdings, Ltd.	703,843	7,652
Hang Lung Group, Ltd.	372,652	1,901
Hang Lung Properties, Ltd.	1,167,794	3,512
Link Real Estate Investment Trust	1,619,200	5,105
Sun Hung Kai Properties, Ltd.	684,255	7,850
Wharf Holdings, Ltd.	383,837	1,899
Japan - 14.0%
Advance Residence Investment Corp. - Class A REIT	727	1,317
Daito Trust Construction Co., Ltd. ^	29,100	2,668
Daiwa House Industry Co., Ltd. ^	182,300	2,334
Frontier Real Estate Investment Corp. REIT	207	1,832
Japan Real Estate Investment Corp. REIT ^	380	3,715
Japan Retail Fund Investment Corp. REIT ^	1,272	2,045
Kenedix Realty Investment Corp. REIT ^	328	1,069
Mitsubishi Estate Co., Ltd. ^	793,590	12,873
Mitsui Fudosan Co., Ltd.	588,010	9,289
Nippon Accommodations Fund, Inc. REIT	181	1,282
Nippon Building Fund, Inc. REIT	384	3,975
Nomura Real Estate Holdings, Inc.	90,800	1,374
United Urban Investment Corp. - Class A REIT	929	973
Netherlands - 0.6%
Corio NV REIT	39,210	1,807
Singapore - 4.7%
Ascendas Real Estate Investment Trust ^	1,396,000	2,153
Capitacommercial Trust REIT ^	3,202,000	2,446
Capitaland, Ltd.	2,115,800	3,947
CapitaMall Trust REIT ^	1,513,769	2,099
Frasers Centrepoint Trust REIT	309,300	339
Global Logistic Properties, Ltd. — Class L ‡ ^	2,685,600	3,368
Keppel Land, Ltd. ^	409,000	799
Sweden - 0.5%
Castellum AB	79,563	969
Hufvudstaden AB — Class A	67,092	648
Switzerland - 0.8%
PSP Swiss Property AG ‡	8,070	724
Swiss Prime Site AG ‡	24,165	1,947
United Kingdom - 4.6%
British Land Co., PLC REIT	489,232	3,603
Derwent London PLC REIT ^	121,179	2,700
Grainger PLC	306,195	411
Great Portland Estates PLC REIT	348,680	1,837
Hammerson PLC REIT	429,027	2,512
Land Securities Group PLC REIT	245,987	2,445
Safestore Holdings PLC	461,205	733
Segro PLC REIT	180,512	616
United States - 43.2%
Alexandria Real Estate Equities, Inc. REIT	41,600	2,554
Apartment Investment & Management Co. - Class A REIT ^	145,200	3,212
AvalonBay Communities, Inc. REIT ^	66,749	7,613
Boston Properties, Inc. REIT ^	101,100	9,008
BRE Properties, Inc. REIT	83,600	3,540
DDR Corp. REIT ^	235,900	2,571
Equity Residential REIT	199,900	10,369
Federal Realty Investment Trust REIT ^	43,300	3,568
General Growth Properties, Inc. REIT ^	390,906	4,730
HCP, Inc. REIT	131,000	4,593
Health Care REIT, Inc. REIT ^	106,745	4,996
Highwoods Properties, Inc. REIT ^	34,500	975
Host Hotels & Resorts, Inc. REIT	419,805	4,593
Kimco Realty Corp. REIT ^	152,400	2,291
Liberty Property Trust REIT ^	139,725	4,067
Macerich Co. REIT ^	146,092	6,228
Pebblebrook Hotel Trust REIT ^	68,000	1,064
ProLogis, Inc. REIT	331,219	8,032
Public Storage REIT ^	62,180	6,924
Simon Property Group, Inc. REIT	162,059	17,822
SL Green Realty Corp. REIT ^	76,500	4,448
Starwood Hotels & Resorts Worldwide, Inc.	49,200	1,910
Tanger Factory Outlet Centers REIT ^	57,900	1,506
Taubman Centers, Inc. REIT ^	54,071	2,720
UDR, Inc. REIT ^	216,584	4,795
Ventas, Inc. REIT ^	124,213	6,136
Vornado Realty Trust REIT	104,885	7,827

Total Common Stocks (cost $325,614)		314,736

WARRANT - 0.1%
Australia - 0.1%
Unitech, Ltd. ‡
Expiration: 05/29/2013
Exercise Price: $0.00	355,200	188
Total Warrant (cost $2,188)

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Clarion Global Real Estate Securities VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

SECURITIES LENDING COLLATERAL - 17.9%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.19% ▲	57,358,731	$57,359
Total Securities Lending Collateral (cost $57,359)

	Principal	Value

REPURCHASE AGREEMENT - 1.5%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $4,863 on 10/03/2011. Collateralized by U.S. Government Agency Obligations, 3.50% - 4.00%, due 11/25/2038 - 12/25/2038, with a total value of $4,962.	$4,863	4,863
Total Repurchase Agreement (cost $4,863)

Total Investment Securities (cost $390,024) #		377,146
Other Assets and Liabilities — Net		(56,750)

Net Assets		$320,396

	Percentage of
INVESTMENTS BY INDUSTRY :	Total Investments	Value
Real Estate Investment Trusts	62.0%	$233,885
Real Estate Management & Development	21.0	79,129
Hotels, Restaurants & Leisure	0.5	1,910

Investment Securities, at Value	83.5	314,924
Short-Term Investments	16.5	62,222

Total Investments	100.0%	$377,146

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $55,412.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $390,024. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $21,999 and $34,877, respectively. Net unrealized depreciation for tax purposes is $12,878.
DEFINITION:
REIT      Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011
Common Stocks	$157,455	$157,281	$—	$314,736
Repurchase Agreement	—	4,863	—	4,863
Securities Lending Collateral	57,359	—	—	57,359
Warrant	—	188	—	188

Total	$214,814	$162,332	$—	$377,146

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Efficient Markets VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.1%
Capital Markets - 100.1%
DFA Emerging Markets Value Portfolio	110,454	$2,833
DFA International Small Capital Value Portfolio	162,656	2,245
DFA International Value Portfolio	705,117	10,182
DFA Large Capital International Portfolio	617,633	10,086
DFA U.S. Large Company Portfolio	2,701,537	24,098
DFA U.S. Targeted Value Portfolio	1,202,963	15,927
Vanguard Intermediate-Term Bond ETF	133,222	11,674
Vanguard Long-Term Bond ETF	26,135	2,398
Vanguard Short-Term Bond ETF	153,970	12,536
Vanguard Total Bond Market ETF	110,385	9,244

Total Investment Companies (cost $109,523) #		101,223
Other Assets and Liabilities — Net		(58)

Net Assets		$101,165

NOTES TO SCHEDULE OF INVESTMENTS:

#	Aggregate cost for federal income tax purposes is $109,523. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,064 and $9,364, respectively. Net unrealized depreciation for tax purposes is $8,300.
DEFINITION:
ETF	Exchange-Traded Fund
VALUATION SUMMARY: Э

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	09/30/2011
Investment Companies	$101,223	$—	$—	$101,223

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Emerging Markets/Pacific Rim VP
(formerly, Transamerica Foxhall Emerging Markets/Pacific Rim VP)
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 94.5%
Capital Markets - 36.7%
iShares MSCI Emerging Markets Index Fund ^	209,220	$7,337
iShares MSCI Pacific Ex-Japan Index Fund	200,065	7,357
Vanguard MSCI EAFE ETF	87,338	2,635
Vanguard Short-Term Bond ETF	29,114	2,370
Emerging Market - Equity - 29.2%
Vanguard MSCI Emerging Markets ETF	437,197	15,691
Growth - Large Cap - 4.2%
Vanguard Growth ETF ^	39,979	2,236
Region Fund - Asian Pacific - 20.0%
Vanguard MSCI Pacific ETF	221,023	10,711
Value - Large Cap - 4.4%
Vanguard Value ETF ^	50,227	2,363

Total Investment Companies (cost $56,814)		50,700

SECURITIES LENDING COLLATERAL - 11.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19%▲	6,209,713	6,210
Total Securities Lending Collateral (cost $6,210)

	Principal	Value

REPURCHASE AGREEMENT - 6.2%
State Street Bank & Trust Co. 0.03%▲, dated 09/30/2011, to be repurchased at $3,353 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, with a value of $3,421.	$3,353	3,353
Total Repurchase Agreement (cost $3,353)

Total Investment Securities (cost $66,377) #		60,263
Other Assets and Liabilities - Net		(6,590)

Net Assets		$53,673

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $6,056.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $66,377. Aggregate gross/net unrealized depreciation for all securities in which there is an excess of value over tax cost was $6,114.
DEFINITION:
ETF	Exchange-Traded Fund
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	09/30/2011
Investment Companies	$50,700	$—	$—	$50,700
Repurchase Agreement	—	3,353	—	3,353
Securities Lending Collateral	6,210	—	—	6,210

Total	$56,910	$3,353	$—	$60,263

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Global Commodities & Hard Assets VP
(formerly, Transamerica Foxhall Global Commodities & Hard Assets VP)

SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 83.3%
Capital Markets - 83.3%
Greenhaven Continuous Commodity Index Fund	168,251	$5,105
Jefferies TR/J CRB Global Commodity Equity Index Fund	65,968	2,586
Market Vectors — Gold Miners ETF	160,079	8,835
Market Vectors RVE Hard Assets Producers ETF	656,952	20,431
PowerShares DB Commodity Index Tracking Fund ^	147,813	3,803
PowerShares DB Precious Metals Fund ^	70,991	4,010

Total Investment Companies (cost $51,918)		44,770

SECURITIES LENDING COLLATERAL - 7.3%
State Street Navigator Securities Lending Trust -Prime Portfolio, 0.19%▲	3,894,490	3,894
Total Securities Lending Collateral (cost $3,894)

	Principal	Value

REPURCHASE AGREEMENT - 17.9%
State Street Bank & Trust Co. 0.03%▲, dated 09/30/2011, to be repurchased at $9,586 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, with a value of $9,778.	$9,586	9,586
Total Repurchase Agreement (cost $9,586)

Total Investment Securities (cost $65,398) #		58,250
Other Assets and Liabilities — Net		(4,563)

Net Assets		$53,687

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $3,799.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $65,398. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $43 and $7,191, respectively. Net unrealized depreciation for tax purposes is $7,148.
DEFINITION:
ETF	Exchange- Traded Fund
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	09/30/2011

Investment Companies	$44,770	$—	$—	$44,770
Repurchase Agreement	—	9,586	—	9,586
Securities Lending Collateral	3,894	—	—	3,894

Total	$48,664	$9,586	$—	$58,250

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form-N-Q

Transamerica Global Conservative VP
(formerly, Transamerica Foxhall Global Conservative VP)

SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 83.5%
Capital Markets - 78.2%
Greenhaven Continuous Commodity Index Fund	8,200	$249
iShares Barclays 3-7 Year Treasury Bond Fund	43,055	5,230
iShares Barclays Intermediate Government/Credit Bond Fund	46,118	5,127
iShares Russell 3000 Index Fund ^	18,914	1,262
Market Vectors RVE Hard Assets Producers ETF	13,009	405
PowerShares DB Commodity Index Tracking Fund ^	9,517	245
Vanguard Index Stock Market ETF ^	175,819	10,142
Vanguard Intermediate-Term Bond ETF	27,604	2,419
Vanguard Intermediate-Term Corporate Bond ETF	72,157	5,842
Vanguard MSCI EAFE ETF	45,558	1,374
Vanguard S&P 500 ETF	7,587	393
Vanguard Short-Term Bond ETF	32,037	2,608
Vanguard Total Bond Market ETF ^	87,962	7,366
Emerging Market — Equity - 2.0%
Vanguard MSCI Emerging Markets ETF	29,990	1,076
Growth — Large Cap - 1.2%
Vanguard Growth ETF ^	11,614	650
Growth — Small Cap - 0.3%
Vanguard Small-Capital ETF	2,726	167
Region Fund — Asian Pacific - 0.5%
Vanguard MSCI Pacific ETF	5,790	281
Value — Large Cap - 1.3%
Vanguard Value ETF ^	14,886	700

Total Investment Companies (cost $46,536)		45,536

	Shares	Value

SECURITIES LENDING COLLATERAL - 19.0%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.19%▲	10,359,968	$10,360
Total Securities Lending Collateral (cost $10,360)

	Principal	Value

REPURCHASE AGREEMENT - 17.2%
State Street Bank & Trust Co. 0.03%▲, dated 09/30/2011, to be repurchased at $9,406 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, with a value of $9,597.	$9,406	9,406
Total Repurchase Agreement (cost $9,406)
Total Investment Securities (cost $66,302) #		65,302
Other Assets and Liabilities — Net		(10,768)

Net Assets		$54,534

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $10,139.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $66,302. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $475 and $1,475 respectively. Net unrealized depreciation for tax purposes is $1,000.
DEFINITIONS:
ETF	Exchange- Traded Fund
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	09/30/2011

Investment Companies	$45,536	$—	$—	$45,536
Repurchase Agreement	—	9,406	—	9,406
Securities Lending Collateral	10,360	—	—	10,360

Total	$55,896	$9,406	$—	$65,302

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Global Growth VP
(formerly, Transamerica Foxhall Global Growth VP)

SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 82.9%
Capital Markets - 53.6%
Greenhaven Continuous Commodity Index Fund	77,627	$2,355
iShares Russell 3000 Index Fund ^	33,983	2,268
Market Vectors RVE Hard Assets Producers ETF	17,662	549
PowerShares DB Commodity Index Tracking Fund ^	89,608	2,306
Vanguard Index Stock Market ETF ^	61,400	3,542
Vanguard Intermediate-Term Bond ETF	37,399	3,277
Vanguard MSCI EAFE ETF	179,965	5,429
Vanguard S&P 500 ETF	41,787	2,163
Vanguard Short-Term Bond ETF	49,271	4,011
Vanguard Total Bond Market ETF ^	21,919	1,835
Emerging Market — Equity - 9.9%
Vanguard MSCI Emerging Markets ETF	143,121	5,137
Growth — Large Cap - 7.2%
Vanguard Growth ETF ^	66,285	3,708
Growth — Small Cap - 1.9%
Vanguard Small-Capital ETF	15,761	967
Region Fund — Asian Pacific - 2.9%
Vanguard MSCI Pacific ETF	30,856	1,495
Value — Large Cap - 7.4%
Vanguard Value ETF ^	81,966	3,857

Total Investment Companies (cost $46,549)		42,899

	Shares	Value

SECURITIES LENDING COLLATERAL - 12.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19%▲	6,693,552	$6,694
Total Securities Lending Collateral (cost $6,694)

	Principal	Value

REPURCHASE AGREEMENT - 17.4%
State Street Bank & Trust Co. 0.03%▲, dated 09/30/2011, to be repurchased at $9,033 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/15/2039, with a value of $9,214.	$9,033	9,033
Total Repurchase Agreement (cost $9,033)

Total Investment Securities (cost $62,276) #		58,626
Other Assets and Liabilities — Net		(6,854)

Net Assets		$51,772

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $6,536.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $62,276. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1 and $3,651, respectively. Net unrealized depreciation for tax purposes is $3,650.
DEFINITION:
ETF Exchange- Traded Fund
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	09/30/2011

Investment Companies	$42,899	$—	$—	$42,899
Repurchase Agreement	—	9,033	—	9,033
Securities Lending Collateral	6,694	—	—	6,694

Total	$49,593	$9,033	$—	$58,626

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form-N-Q

Transamerica Hanlon Balanced VP
SCHEDULE OF INVESTMENTS

At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 96.6%
Capital Markets - 96.6%
CurrencyShares Japanese Yen Trust	24,216	$3,095
First Trust Dow Jones Internet Index Fund	47,999	1,408
First Trust NASDAQ-100 Technology Index Fund	65,243	1,417
iShares Barclays 3-7 Year Treasury Bond Fund	25,031	3,041
iShares Barclays 7-10 Year Treasury Bond Fund ^	30,131	3,166
iShares Barclays Intermediate Credit Bond Fund	14,391	1,538
iShares Barclays MBS Bond Fund	28,603	3,095
iShares Barclays TIPS Bond Fund ^	26,601	3,040
iShares Dow Jones U.S. Technology Sector Index Fund ^	24,750	1,464
iShares iBoxx Investment Grade Corporate Bond Fund	13,477	1,514
iShares PHLX SOX Semiconductor Sector Index Fund ^	29,928	1,374
iShares S&P National Municipal Bond Fund ^	42,607	4,544
iShares S&P U.S. Preferred Stock Index Fund	42,243	1,504
PIMCO 1-5 Year U.S. TIPS Index Fund	58,510	3,102
PowerShares Build America Bond Portfolio	162,768	4,691
PowerShares DB U.S. Dollar Index Bullish Fund ^	68,737	1,534
PowerShares Insured National Municipal Bond Portfolio	125,083	3,033
PowerShares Preferred Portfolio	111,213	1,510
Powershares QQQ Trust Series 1	69,647	3,658
Retail HOLDRs Trust ^	14,453	1,479
Semiconductor HOLDRs Trust ^	50,160	1,427
SPDR Nuveen Barclays Capital Municipal Bond ETF	193,522	4,530
SSC Government Money Market Fund	2,632,510	2,633
SSgA Money Market Fund	2,632,510	2,633
SSgA Prime Money Market Fund	2,632,510	2,633
State Street Institutional Liquid Reserves Fund	2,632,510	2,633
Technology Select Sector SPDR Fund ^	62,494	1,473
Utilities Select Sector SPDR Fund	158,949	5,346

Total Investment Companies (cost $72,774)		72,515

SECURITIES LENDING COLLATERAL - 11.6%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.19%▲	8,701,192	8,701
Total Securities Lending Collateral (cost $8,701)

	Principal	Value

REPURCHASE AGREEMENT - 3.5%
State Street Bank & Trust Co. 0.03%▲, dated 09/30/2011, to be repurchased at $2,633 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $2,686.	$2,633	2,633
Total Repurchase Agreement (cost $2,633)

Total Investment Securities (cost $84,108) #		83,849
Other Assets and Liabilities — Net		(8,758)

Net Assets		$75,091

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $8,488.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $84,108. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $864 and $1,123, respectively. Net unrealized depreciation for tax purposes is $259.
DEFINITION:
ETF	Exchange- Traded Fund
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	09/30/2011

Investment Companies	$72,515	$—	$—	$72,515
Repurchase Agreement	—	2,633	—	2,633
Securities Lending Collateral	8,701	—	—	8,701

Total	$81,216	$2,633	$—	$83,849

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Hanlon Growth VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 96.3%
Capital Markets - 96.3%
First Trust Dow Jones Internet Index Fund	61,196	$1,795
First Trust NASDAQ-100 Technology Index Fund	82,548	1,793
iShares Barclays MBS Bond Fund	18,843	2,039
iShares Dow Jones U.S. Technology Sector Index Fund ^	31,314	1,852
iShares iBoxx Investment Grade Corporate Bond Fund	16,866	1,895
iShares PHLX SOX Semiconductor Sector Index Fund ^	37,867	1,739
iShares S&P National Municipal Bond Fund ^	17,679	1,885
iShares S&P U.S. Preferred Stock Index Fund	53,019	1,888
PowerShares Build America Bond Portfolio	70,034	2,018
PowerShares DB U.S. Dollar Index Bullish Fund ^	86,232	1,924
PowerShares Preferred Portfolio	140,839	1,913
Powershares QQQ Trust Series 1	87,381	4,588
Retail HOLDRs Trust ^	18,427	1,887
Semiconductor HOLDRs Trust ^	63,465	1,805
SPDR Nuveen Barclays Capital Municipal Bond ETF	80,426	1,883
SSC Government Money Market Fund	1,486,931	1,487
SSgA Money Market Fund	1,486,931	1,487
SSgA Prime Money Market Fund	1,486,931	1,487
State Street Institutional Liquid Reserves Fund	1,486,931	1,487
Technology Select Sector SPDR Fund ^	79,070	1,864
Utilities Select Sector SPDR Fund ^	198,073	6,662

Total Investment Companies (cost $46,663)		45,378

SECURITIES LENDING COLLATERAL - 23.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	11,275,672	11,276
Total Securities Lending Collateral (cost $11,276)

	Principal	Value

REPURCHASE AGREEMENT - 3.2%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $1,487 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $1,519.	$1,487	1,487
Total Repurchase Agreement (cost $1,487)

Total Investment Securities (cost $59,426) #		58,141
Other Assets and Liabilities — Net		(11,040)

Net Assets		$47,101

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $10,998.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $59,426. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $87 and $1,372, respectively. Net unrealized depreciation for tax purposes is $1,285.
DEFINITION:

ETF	Exchange-Traded Fund
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	09/30/2011
Investment Companies	$45,378	$—	$—	$45,378
Repurchase Agreement	—	1,487	—	1,487
Securities Lending Collateral	11,276	—	—	11,276
Total	$56,654	$1,487	$—	$58,141

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Hanlon Growth and Income VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 96.3%
Capital Markets - 96.3%
CurrencyShares Japanese Yen Trust	8,005	$1,023
First Trust Dow Jones Internet Index Fund	47,555	1,395
First Trust NASDAQ-100 Technology Index Fund	64,741	1,406
iShares Barclays 3-7 Year Treasury Bond Fund	8,143	989
iShares Barclays 7-10 Year Treasury Bond Fund	9,948	1,045
iShares Barclays Intermediate Credit Bond Fund	5,099	545
iShares Barclays MBS Bond Fund	19,012	2,057
iShares Barclays TIPS Bond Fund	8,792	1,005
iShares Dow Jones U.S. Technology Sector Index Fund ^	24,559	1,452
iShares iBoxx Investment Grade Corporate Bond Fund	13,194	1,482
iShares PHLX SOX Semiconductor Sector Index Fund ^	29,698	1,364
iShares S&P National Municipal Bond Fund ^	23,101	2,464
iShares S&P U.S. Preferred Stock Index Fund	41,421	1,475
PIMCO 1-5 Year U.S. TIPS Index Fund	19,495	1,034
PowerShares Build America Bond Portfolio	90,246	2,600
PowerShares DB U.S. Dollar Index Bullish Fund ^	67,441	1,505
PowerShares Insured National Municipal Bond Portfolio	40,663	986
PowerShares Preferred Portfolio	110,772	1,504
Powershares QQQ Trust Series 1	68,260	3,584
Retail HOLDRs Trust ^	14,320	1,466
Semiconductor HOLDRs Trust ^	49,775	1,416
SPDR Nuveen Barclays Capital Municipal Bond ETF	105,019	2,458
SSC Government Money Market Fund	1,593,514	1,594
SSgA Money Market Fund	1,593,514	1,594
SSgA Prime Money Market Fund	1,593,514	1,594
State Street Institutional Liquid Reserves Fund	1,593,514	1,594
Technology Select Sector SPDR Fund ^	62,013	1,462
Utilities Select Sector SPDR Fund	155,140	5,218

Total Investment Companies (cost $48,071)		47,311

SECURITIES LENDING COLLATERAL - 15.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	7,674,521	7,675
Total Securities Lending Collateral (cost $7,675)

	Principal	Value

REPURCHASE AGREEMENT - 3.2%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $1,594 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $1,626.	$1,594	1,594
Total Repurchase Agreement (cost $1,594)

Total Investment Securities (cost $57,340) #		56,580
Other Assets and Liabilities — Net		(7,417)

Net Assets		$49,163

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $7,490.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $57,340. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $322 and $1,082, respectively. Net unrealized depreciation for tax purposes is $760.

DEFINITION:

ETF	Exchange-Traded Fund
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	09/30/2011
Investment Companies	$47,311	$—	$—	$47,311
Repurchase Agreement	—	1,594	—	1,594
Securities Lending Collateral	7,675	—	—	7,675

Total	$54,986	$1,594	$—	$56,580

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Hanlon Income VP
(formerly, Transamerica Hanlon Managed Income VP)
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 95.1%
Capital Markets - 95.1%
CurrencyShares Japanese Yen Trust	159,828	$20,426
iShares Barclays 3-7 Year Treasury Bond Fund	170,887	20,759
iShares Barclays 7-10 Year Treasury Bond Fund ^	201,156	21,136
iShares Barclays Intermediate Credit Bond Fund	97,895	10,465
iShares Barclays MBS Bond Fund	93,200	10,083
iShares Barclays TIPS Bond Fund	177,617	20,302
iShares S&P National Municipal Bond Fund ^	192,670	20,548
PIMCO 1-5 Year U.S. TIPS Index Fund	219,542	11,640
PowerShares Build America Bond Portfolio	734,573	21,171
PowerShares Insured National Municipal Bond Portfolio	863,712	20,946
SPDR Nuveen Barclays Capital Municipal Bond ETF	878,518	20,566
SSC Government Money Market Fund	13,120,414	13,120
SSgA Money Market Fund	13,120,414	13,120
SSgA Prime Money Market Fund	13,120,414	13,120
State Street Institutional Liquid Reserves Fund	13,120,414	13,120

Total Investment Companies (cost $245,172)		250,522

SECURITIES LENDING COLLATERAL - 1.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	3,124,692	3,125
Total Securities Lending Collateral (cost $3,125)

	Principal	Value

REPURCHASE AGREEMENT - 5.0%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $13,120 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $13,384.	$13,120	13,120
Total Repurchase Agreement (cost $13,120)

Total Investment Securities (cost $261,417) #		266,767
Other Assets and Liabilities — Net		(3,313)

Net Assets		$263,454

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $3,058.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $261,417. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $5,525 and $175, respectively. Net unrealized appreciation for tax purposes is $5,350.

DEFINITION:

ETF	Exchange-Traded Fund
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	09/30/2011
Investment Companies	$250,522	$—	$—	$250,522
Repurchase Agreement	—	13,120	—	13,120
Securities Lending Collateral	3,125	—	—	3,125

Total	$253,647	$13,120	$—	$266,767

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Index 35 VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 99.6%
Capital Markets - 94.1%
Vanguard Extended Market ETF	46,380	$2,138
Vanguard Index Stock Market ETF	163,650	9,439
Vanguard Intermediate-Term Bond ETF	556,176	48,738
Vanguard Long-Term Bond ETF	99,258	9,109
Vanguard MSCI EAFE ETF	77,643	2,342
Vanguard S&P 500 ETF	160,087	8,286
Vanguard Short-Term Bond ETF	633,406	51,573
Vanguard Total Bond Market ETF	429,483	35,965
Emerging Market — Equity - 1.6%
Vanguard MSCI Emerging Markets ETF	76,967	2,763
Growth — Large Cap - 1.3%
Vanguard Growth ETF	12,691	710
Vanguard Large-Capital ETF	30,032	1,551
Growth — Small Cap - 0.1%
Vanguard Small-Capital ETF	3,712	228
Region Fund — Asian Pacific - 0.8%
Vanguard MSCI Pacific ETF	27,941	1,354
Region Fund — European - 1.3%
Vanguard MSCI European ETF ^	55,190	2,242
Value — Large Cap - 0.4%
Vanguard Value ETF	16,967	798

Total Investment Companies (cost $178,838)		177,236

SECURITIES LENDING COLLATERAL - 1.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	1,826,000	1,826
Total Securities Lending Collateral (cost $1,826)

	Principal	Value

REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $365 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/15/2039, with a value of $375.	$365	365
Total Repurchase Agreement (cost $365)

Total Investment Securities (cost $181,029) #		179,427
Other Assets and Liabilities — Net		(1,379)

Net Assets		$178,048

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $1,789.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $181,029. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,501 and $5,103, respectively. Net unrealized depreciation for tax purposes is $1,602.

DEFINITION:

ETF	Exchange-Traded Fund
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011
Investment Companies	$177,236	$—	$—	$177,236
Repurchase Agreement	—	365	—	365
Securities Lending Collateral	1,826	—	—	1,826

Total	$179,062	$365	$—	$179,427

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Index 50 VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.0%
Capital Markets - 88.4%
Vanguard Extended Market ETF	321,688	$14,830
Vanguard Index Stock Market ETF ^	1,003,588	57,886
Vanguard Intermediate-Term Bond ETF	427,920	37,499
Vanguard Long-Term Bond ETF	55,460	5,090
Vanguard MSCI EAFE ETF	525,710	15,861
Vanguard S&P 500 ETF	1,000,053	51,763
Vanguard Short-Term Bond ETF	418,490	34,073
Vanguard Total Bond Market ETF	4,062,581	340,200
Emerging Market — Equity - 3.1%
Vanguard MSCI Emerging Markets ETF	546,118	19,600
Growth — Large Cap - 2.9%
Vanguard Growth ETF	118,604	6,635
Vanguard Large-Capital ETF	223,386	11,538
Growth — Small Cap - 0.3%
Vanguard Small-Capital ETF ^	29,486	1,810
Region Fund — Asian Pacific - 1.7%
Vanguard MSCI Pacific ETF	217,674	10,548
Region Fund — European - 2.6%
Vanguard MSCI European ETF ^	406,387	16,512
Value — Large Cap - 1.0%
Vanguard Value ETF	138,681	6,525

Total Investment Companies (cost $654,285)		630,370

SECURITIES LENDING COLLATERAL - 2.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	16,067,359	16,067
Total Securities Lending Collateral (cost $16,067)

	Principal	Value

REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $2,519 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, with a value of $2,571.	$2,519	2,519
Total Repurchase Agreement (cost $2,519)

Total Investment Securities (cost $672,871) #		648,956
Other Assets and Liabilities — Net		(18,039)

Net Assets		$630,917

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $15,738.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $672,871. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,770 and $31,685, respectively. Net unrealized depreciation for tax purposes is $23,915.

DEFINITION:

ETF	Exchange-Traded Fund
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	09/30/2011
Investment Companies	$630,370	$—	$—	$630,370
Repurchase Agreement	—	2,519	—	2,519
Securities Lending Collateral	16,067	—	—	16,067

Total	$646,437	$2,519	$—	$648,956

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Index 75 VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.0%
Capital Markets - 81.8%
Vanguard Extended Market ETF	689,348	$31,779
Vanguard Index Stock Market ETF ^	2,261,760	130,458
Vanguard Intermediate-Term Bond ETF	203,210	17,807
Vanguard Long-Term Bond ETF	26,600	2,441
Vanguard MSCI EAFE ETF	1,076,770	32,486
Vanguard S&P 500 ETF	2,309,149	119,522
Vanguard Short-Term Bond ETF	199,530	16,246
Vanguard Total Bond Market ETF ^	3,416,677	286,113
Emerging Market — Equity - 5.4%
Vanguard MSCI Emerging Markets ETF	1,169,973	41,990
Growth — Large Cap - 4.5%
Vanguard Growth ETF ^	163,024	9,120
Vanguard Large-Capital ETF ^	497,172	25,678
Growth — Small Cap - 0.3%
Vanguard Small-Capital ETF ^	39,234	2,408
Region Fund — Asian Pacific - 2.7%
Vanguard MSCI Pacific ETF	434,580	21,060
Region Fund — European - 4.1%
Vanguard MSCI European ETF ^	788,570	32,040
Value — Large Cap - 1.2%
Vanguard Value ETF	190,531	8,964

Total Investment Companies (cost $825,995)		778,112

SECURITIES LENDING COLLATERAL - 4.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	38,181,345	38,181
Total Securities Lending Collateral (cost $38,181)

	Principal	Value

REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $1,943 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/01/2026, with a value of $1,986.	$1,943	1,943
Total Repurchase Agreement (cost $1,943)

Total Investment Securities (cost $866,119) #		818,236
Other Assets and Liabilities — Net		(39,724)

Net Assets		$778,512

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $37,394.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $866,119. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $5,918 and $53,801, respectively. Net unrealized depreciation for tax purposes is $47,883.

DEFINITION:

ETF	Exchange-Traded Fund
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	09/30/2011
Investment Companies	$778,112	$—	$—	$778,112
Repurchase Agreement	—	1,943	—	1,943
Securities Lending Collateral	38,181	—	—	38,181

Total	$816,293	$1,943	$—	$818,236

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Index 100 VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 99.7%
Capital Markets - 67.5%
Vanguard Extended Market ETF	56,953	$2,626
Vanguard Index Stock Market ETF	186,705	10,768
Vanguard MSCI EAFE ETF	76,995	2,323
Vanguard S&P 500 ETF	187,283	9,694
Emerging Market — Equity - 8.0%
Vanguard MSCI Emerging Markets ETF	84,510	3,033
Growth — Large Cap - 9.3%
Vanguard Growth ETF	26,829	1,501
Vanguard Large-Capital ETF	38,745	2,001
Growth — Small Cap - 1.0%
Vanguard Small-Capital ETF	6,293	386
Region Fund — Asian Pacific - 3.9%
Vanguard MSCI Pacific ETF	30,419	1,474
Region Fund — European - 6.1%
Vanguard MSCI European ETF ^	56,750	2,306
Value — Large Cap - 3.9%
Vanguard Value ETF	31,181	1,467

Total Investment Companies (cost $43,535)		37,579

SECURITIES LENDING COLLATERAL - 5.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	1,876,796	1,877
Total Securities Lending Collateral (cost $1,877)

	Principal	Value

REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $281 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/15/2039, with a value of $287.	$281	281
Total Repurchase Agreement (cost $281)

Total Investment Securities (cost $45,693) #		39,737
Other Assets and Liabilities — Net		(2,038)

Net Assets		$37,699

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $1,839.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $45,693. Aggregate gross/net unrealized depreciation for all securities in which there is an excess of value over tax cost was $5,956.

DEFINITION:

ETF	Exchange-Traded Fund
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011
Investment Companies	$37,579	$—	$—	$37,579
Repurchase Agreement	—	281	—	281
Securities Lending Collateral	1,877	—	—	1,877

Total	$39,456	$281	$—	$39,737

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica International Moderate Growth VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.0%
Bonds - 32.7%
Transamerica AEGON Short-Term Bond €	1,133,200	$11,423
Transamerica AEGON U.S. Government Securities VP Ж	4,625,271	60,082
Transamerica JPMorgan Core Bond €	4,950,078	52,570
Transamerica PIMCO Total Return VP Ж	2,126,214	24,685
Capital Markets - 20.5%
Transamerica Morgan Stanley Active International Allocation VP Ж	5,399,320	51,024
Transamerica TS&W International Equity € ‡	3,429,203	42,282
Global/International Stocks - 40.4%
Transamerica Hansberger International Value €	3,023,117	18,501
Transamerica MFS International Equity €	8,977,123	67,239
Transamerica Neuberger Berman International €	4,675,286	37,075
Transamerica Schroders International Small Cap €	4,291,965	35,623
Transamerica Thornburg International Value €	2,843,825	26,277
Inflation-Protected Securities - 2.7%
Transamerica PIMCO Real Return TIPS €	1,082,094	12,174
Tactical and Specialty - 3.7%
Transamerica Clarion Global Real Estate Securities VP Ж	1,822,590	16,768

Total Investment Companies (cost $490,963) #		455,723
Other Assets and Liabilities — Net		(139)

Net Assets		$455,584

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

Ж	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $490,963. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,457 and $38,697, respectively. Net unrealized depreciation for tax purposes is $35,240.
VALUATION SUMMARY: Э

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	09/30/2011
Investment Companies	$455,723	$—	$—	$455,723

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Jennison Growth VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.6%
Aerospace & Defense - 5.3%
Boeing Co.	256,078	$15,495
Precision Castparts Corp.	166,121	25,826
United Technologies Corp.	245,728	17,289
Auto Components - 1.0%
BorgWarner, Inc. ‡ ^	189,932	11,497
Automobiles - 1.3%
Bayerische Motoren Werke AG	109,180	7,213
Harley-Davidson, Inc. ^	193,423	6,640
Biotechnology - 3.4%
Alexion Pharmaceuticals, Inc. ‡	104,505	6,695
Celgene Corp. ‡	350,809	21,722
Vertex Pharmaceuticals, Inc. ‡	192,014	8,552
Capital Markets - 0.8%
Goldman Sachs Group, Inc.	88,787	8,395
Chemicals - 2.9%
E.I. du Pont de Nemours & Co.	222,002	8,873
Monsanto Co.	382,155	22,945
Communications Equipment - 2.2%
Juniper Networks, Inc. ‡	419,699	7,244
QUALCOMM, Inc.	355,327	17,280
Computers & Peripherals - 8.8%
Apple, Inc. ‡	167,033	63,671
EMC Corp. ‡	1,014,000	21,284
NetApp, Inc. ‡	322,199	10,935
Consumer Finance - 1.8%
American Express Co.	456,316	20,488
Energy Equipment & Services - 2.9%
National Oilwell Varco, Inc.	204,757	10,488
Schlumberger, Ltd.	364,358	21,763
Food & Staples Retailing - 3.7%
Costco Wholesale Corp.	280,130	23,005
Whole Foods Market, Inc.	261,004	17,046
Food Products - 2.3%
Green Mountain Coffee Roasters, Inc. ‡ ^	119,827	11,137
Mead Johnson Nutrition Co. — Class A	212,270	14,610
Health Care Providers & Services - 1.5%
Express Scripts, Inc. ‡	439,208	16,281
Hotels, Restaurants & Leisure - 5.5%
Chipotle Mexican Grill, Inc. ‡	63,418	19,212
McDonald’s Corp.	212,026	18,620
Starbucks Corp.	602,922	22,484
Internet & Catalog Retail - 6.2%
Amazon.com, Inc. ‡	262,176	56,690
priceline.com, Inc. ‡	24,415	10,974
Internet Software & Services - 5.1%
Baidu, Inc. ADR ‡	165,658	17,710
Google, Inc. — Class A ‡	56,102	28,858
Tencent Holdings, Ltd.	378,683	7,836
Youku.com, Inc. ADR ‡ ^	67,450	1,103
IT Services - 6.9%
Cognizant Technology Solutions Corp. -Class A ‡	139,487	8,746
International Business Machines Corp.	200,301	35,058
Mastercard, Inc. — Class A	101,034	32,044
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc. ‡	405,285	12,665
Illumina, Inc. ‡ ^	206,281	8,441
Machinery - 0.8%
Deere & Co.	134,874	8,709
Media - 1.2%
Walt Disney Co.	446,961	13,480
Oil, Gas & Consumable Fuels - 3.0%
Anadarko Petroleum Corp.	157,650	9,940
Concho Resources, Inc. ‡	90,695	6,452
EOG Resources, Inc.	87,619	6,222
Occidental Petroleum Corp.	139,789	9,994
Personal Products - 1.4%
Estee Lauder Cos., Inc. — Class A	173,941	15,279
Pharmaceuticals - 6.7%
Allergan, Inc.	238,438	19,643
Johnson & Johnson	252,756	16,103
Novo Nordisk A/S ADR	167,821	16,702
Shire PLC ADR	230,145	21,617
Road & Rail - 1.0%
Union Pacific Corp.	135,207	11,042
Semiconductors & Semiconductor Equipment - 2.6%
Altera Corp.	156,492	4,934
ARM Holdings PLC ADR ^	253,802	6,472
Avago Technologies, Ltd.	334,489	10,962
Broadcom Corp. — Class A ‡	194,305	6,468
Software - 7.7%
Oracle Corp.	1,115,891	32,071
Red Hat, Inc. ‡	336,562	14,223
Salesforce.com, Inc. ‡	187,782	21,460
VMware, Inc. — Class A ‡ ^	212,219	17,058
Specialty Retail - 1.8%
Bed Bath & Beyond, Inc. ‡	204,263	11,707
Tiffany & Co.	132,627	8,066
Textiles, Apparel & Luxury Goods - 7.5%
Burberry Group PLC	532,843	9,676
Coach, Inc.	206,041	10,679
Lululemon Athletica, Inc. ‡ ^	217,954	10,603
LVMH Moet Hennessy Louis Vuitton SA ADR	324,252	8,602
Nike, Inc. — Class B	258,374	22,093
Ralph Lauren Corp. — Class A ^	159,928	20,743
Wireless Telecommunication Services - 1.4%
American Tower Corp. — Class A ‡	280,492	15,090

Total Common Stocks (cost $993,597)		1,082,905

SECURITIES LENDING COLLATERAL - 6.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	65,883,967	65,884
Total Securities Lending Collateral (cost $65,884)

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Jennison Growth VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $13,007 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, with a value of $13,268.	$13,007	$13,007
Total Repurchase Agreement (cost $13,007)

Total Investment Securities (cost $1,072,488) #		1,161,796
Other Assets and Liabilities — Net		(63,888)

Net Assets		$1,097,908

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $64,491.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $1,072,488. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $169,431 and $80,123, respectively. Net unrealized appreciation for tax purposes is $89,308.

DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011
Common Stocks	$1,001,662	$81,243	$—	$1,082,905
Repurchase Agreement	—	13,007	—	13,007
Securities Lending Collateral	65,884	—	—	65,884

Total	$1,067,546	$94,250	$—	$1,161,796

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

U.S. GOVERNMENT OBLIGATIONS - 20.1%
U.S. Treasury Bond
5.38%, 02/15/2031	$150	$211
6.25%, 05/15/2030	425	650
7.50%, 11/15/2016	2,550	3,381
8.00%, 11/15/2021	500	781
8.13%, 08/15/2019	537	800
8.50%, 02/15/2020	815	1,256
8.75%, 05/15/2020 - 08/15/2020	2,700	4,258
11.25%, 02/15/2015	250	339
U.S. Treasury Inflation Indexed Bond
2.13%, 02/15/2041	155	198
2.50%, 01/15/2029	105	135
U.S. Treasury Note
2.25%, 07/31/2018	500	528
2.63%, 02/29/2016	50	54
2.75%, 05/31/2017 - 12/31/2017	545	593
2.88%, 03/31/2018	700	768
3.13%, 10/31/2016 - 05/15/2019	1,455	1,619
3.25%, 12/31/2016 - 03/31/2017	5,250	5,851
3.50%, 02/15/2018	100	114
4.75%, 08/15/2017	535	644
U.S. Treasury STRIPS
0.16%, 08/15/2012 ▲	250	250
0.36%, 02/15/2014 ▲	300	297
0.39%, 05/15/2014 ▲	270	267
0.50%, 11/15/2014 ▲	100	98
0.92%, 05/15/2016 ▲	2,200	2,108
0.99%, 08/15/2016 ▲	2,850	2,713
1.07%, 11/15/2016 ▲	500	473
1.14%, 02/15/2017 ▲	10,850	10,199
1.26%, 08/15/2017 ▲	500	464
1.31%, 11/15/2017 ▲	250	231
1.39%, 02/15/2018 ▲	50	46
1.49%, 08/15/2018 ▲	100	90
1.61%, 02/15/2019 ▲	155	138
1.66%, 05/15/2019 ▲	150	132
1.72%, 08/15/2019 ▲	850	742
1.81%, 02/15/2020 - 05/15/2020 ▲	300	257
1.90%, 05/15/2020 ▲	5,902	5,009
1.95%, 08/15/2020 ▲	3,850	3,236
1.98%, 11/15/2020 ▲	200	167
2.12%, 08/15/2021 ▲	300	243
2.16%, 11/15/2021 ▲	750	602
2.21%, 02/15/2022 ▲	350	278
2.38%, 02/15/2023 ▲	750	572
2.56%, 05/15/2024 ▲	200	145
2.60%, 08/15/2024 ▲	100	72
2.62%, 11/15/2024 ▲	200	142
2.76%, 02/15/2026 ▲	100	67
2.84%, 11/15/2026 ▲	150	98
2.87%, 05/15/2027 ▲	300	192
2.89%, 08/15/2027 ▲	200	127
2.92%, 02/15/2028 ▲	200	124
2.93%, 05/15/2028 ▲	50	31
2.94%, 08/15/2028 ▲	250	153
2.96%, 02/15/2029 ▲	750	448
2.98%, 05/15/2029 ▲	150	89
2.99%, 08/15/2029 ▲	250	147
3.00%, 11/15/2029 ▲	100	58
3.01%, 02/15/2030 - 08/15/2030 ▲	1,675	961
3.03%, 11/15/2030 ▲	275	154
3.04%, 05/15/2031 ▲	50	28
3.05%, 08/15/2031 ▲	350	191
3.06%, 02/15/2032 - 08/15/2032 ▲	250	133
3.08%, 11/15/2032 - 05/15/2033 ▲	300	155
3.09%, 08/15/2033 - 11/15/2033 ▲	600	305
3.10%, 02/15/2034 ▲	200	100
3.11%, 05/15/2034 ▲	100	50
3.13%, 02/15/2035 ▲	50	24

Total U.S. Government Obligations (cost $48,274)		54,786

U.S. GOVERNMENT AGENCY OBLIGATIONS - 46.1%
Fannie Mae
Zero Coupon, 06/01/2017	300	273
0.48%, 06/27/2036 *	410	406
0.49%, 11/25/2046 *	714	715
0.58%, 04/25/2035 - 08/25/2036 *	324	323
2.48%, 01/01/2036 *	165	173
2.97%, 11/01/2018	493	508
3.38%, 01/01/2018	500	526
3.54%, 01/01/2018	496	526
3.59%, 10/01/2020	100	105
3.64%, 10/01/2020	1,432	1,510
3.65%, 07/25/2021	866	910
3.73%, 06/25/2021	500	527
3.74%, 06/01/2018	1,498	1,605
3.76%, 06/25/2021 - 07/25/2021	2,000	2,137
3.77%, 08/01/2021	700	742
3.86%, 07/01/2021	998	1,065
3.92%, 08/01/2021	1,500	1,606
3.97%, 06/01/2021 - 07/01/2021	999	1,073
3.98%, 08/01/2021	1,000	1,073
3.99%, 07/01/2021	499	537
4.00%, 07/01/2018 - 04/25/2033	1,533	1,646
4.02%, 08/01/2021	1,347	1,453
4.05%, 08/01/2021	1,000	1,079
4.06%, 07/01/2021	1,000	1,081
4.16%, 03/01/2021	497	540
4.23%, 03/01/2020	973	1,063
4.24%, 06/01/2021	1,000	1,093
4.25%, 04/01/2021	500	546
4.32%, 06/01/2021	798	876
4.38%, 04/01/2021	400	441
4.39%, 05/01/2021	250	276
4.45%, 07/01/2026	500	546
4.50%, 08/01/2018 - 08/25/2033	2,761	2,967

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
4.65%, 06/01/2021	$997	$1,118
5.00%, 12/01/2016 - 10/01/2025	6,430	7,053
5.23%, 01/01/2038 *	168	180
5.50%, 03/01/2017 - 07/25/2038	8,794	9,736
5.75%, 06/25/2033	750	867
6.00%, 08/01/2014 - 11/25/2039	5,780	6,364
6.32%, 12/25/2042 *	270	323
6.50%, 03/01/2017 - 05/25/2044 *	2,047	2,286
6.79%, 07/25/2023 *	512	579
7.00%, 09/01/2017 - 11/25/2031	912	1,062
7.17%, 08/25/2033 - 12/25/2042 *	325	344
8.00%, 05/25/2022 - 06/01/2039	177	209
8.72%, 03/25/2034 *	78	80
9.00%, 10/01/2019 - 06/01/2025	59	66
9.50%, 06/25/2018	94	106
10.00%, 03/25/2032 *	23	25
10.84%, 07/25/2035 *	179	205
12.11%, 09/25/2033 *	68	80
13.20%, 07/25/2033 *	184	216
13.53%, 03/25/2038 *	54	64
14.05%, 12/25/2032 *	51	61
14.24%, 12/25/2031 *	22	23
15.04%, 11/25/2031 *	121	162
15.86%, 05/25/2034 *	125	159
16.79%, 07/25/2035 *	238	298
18.88%, 04/25/2034 - 05/25/2034 *	609	826
19.16%, 08/25/2032 *	135	173
23.06%, 05/25/2034 *	46	66
23.71%, 03/25/2036 *	132	181
24.43%, 02/25/2032 *	31	49
25.26%, 10/25/2036 *	56	79
25.62%, 12/25/2036 *	75	113
Fannie Mae, IO
0.99%, 08/25/2042 *	1,303	25
4.00%, 10/25/2014	493	34
4.83%, 04/25/2041 *	843	68
5.00%, 03/25/2023	360	30
5.50%, 05/25/2033	22	1
5.62%, 09/25/2038 *	1,050	125
5.68%, 02/25/2038 *	881	106
5.87%, 06/25/2037 *	548	69
5.95%, 12/25/2039 *	262	33
5.97%, 03/25/2038 *	244	30
6.19%, 04/25/2040 *	360	38
6.27%, 06/25/2023 *	195	22
6.31%, 09/25/2037 *	211	36
6.32%, 02/25/2039 *	271	42
6.35%, 06/25/2036 *	259	35
6.41%, 01/25/2038 *	177	14
6.50%, 05/25/2033	147	27
6.92%, 07/25/2037 *	480	79
7.00%, 06/25/2033	140	23
Fannie Mae, PO
01/25/2019 - 11/25/2036	2,843	2,690
Fannie Mae STRIPS
3.02%, 11/15/2021 ▲	400	303
Fannie Mae STRIPS, PO
08/01/2032	275	253
Freddie Mac
0.58%, 07/15/2034 *	579	578
0.67%, 02/15/2037 *	101	101
2.11%, 07/01/2036 *	139	146
2.14%, 08/01/2036 *	161	169
2.50%, 10/01/2036 *	113	118
2.58%, 09/01/2034 *	138	145
2.61%, 11/01/2036 *	141	149
3.29%, 03/01/2037 *	143	151
4.00%, 05/01/2019 - 03/15/2032	517	543
4.05%, 10/01/2036 *	102	106
4.50%, 12/15/2018 - 05/01/2041	2,450	2,568
4.72%, 09/20/2012	182	189
4.80%, 01/15/2035 *	1	1
4.91%, 02/01/2036 *	768	820
5.00%, 10/01/2017 - 01/01/2035 *	3,040	3,339
5.50%, 09/15/2013 - 05/15/2038	7,499	8,325
5.57%, 05/01/2036 *	205	219
6.00%, 12/15/2013 - 09/15/2036	4,504	5,123
6.01%, 06/01/2036 *	466	501
6.30%, 02/01/2037 *	309	325
6.38%, 03/15/2032	370	409
6.40%, 11/15/2023	137	145
6.45%, 12/01/2036 *	64	69
6.50%, 10/15/2013 - 02/25/2043	3,748	4,205
7.00%, 10/15/2015 - 02/25/2043 *	3,891	4,454
7.06%, 07/25/2032 *	316	360
7.25%, 09/15/2030 - 12/15/2030	654	781
7.50%, 02/15/2023 - 08/25/2042 *	517	601
8.00%, 01/15/2030	470	570
8.50%, 09/15/2020	74	83
8.66%, 10/15/2033 - 11/15/2033 *	157	159
8.73%, 01/15/2034 - 04/15/2034 *	648	658
8.81%, 10/15/2033 *	47	48
9.84%, 07/15/2032 *	196	229
11.54%, 11/15/2033 *	29	29
12.83%, 07/15/2033 *	286	309
13.74%, 05/15/2030 *	111	124
14.34%, 09/15/2033 *	60	72
16.74%, 02/15/2040 *	100	144
23.65%, 06/15/2034 *	248	335
Freddie Mac, IO
1.42%, 09/15/2012	354	4
4.50%, 07/15/2037	468	65
4.60%, 01/15/2040 *	861	57
5.00%, 09/15/2035	389	56
5.50%, 07/15/2024	105	8
5.77%, 11/15/2037 - 02/15/2039 *	1,019	110
5.97%, 06/15/2038 *	1,104	162
6.19%, 11/15/2037 *	393	50
6.57%, 04/15/2038 *	294	48

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac, IO (continued)
6.77%, 02/15/2033 *	$42	$2
6.87%, 03/13/2033 - 07/15/2036 *	567	67
7.32%, 02/15/2033 *	34	2
7.47%, 07/15/2017 *	257	24
7.77%, 03/15/2032 *	133	27
Freddie Mac, PO
03/15/2019 - 01/15/2040	2,518	2,409
Ginnie Mae
1.00%, 10/01/2041 Ə	1,000	1,123
5.00%, 04/16/2023 - 07/16/2033	1,601	1,881
5.50%, 12/20/2013 - 08/20/2038	2,691	3,106
6.00%, 08/20/2016 - 08/20/2039	1,208	1,347
6.50%, 03/15/2023 - 06/20/2033	5,068	5,875
7.00%, 07/15/2017	45	50
7.33%, 11/20/2030	40	46
7.50%, 11/20/2029 - 09/20/2030	266	295
8.00%, 01/15/2016 - 06/20/2030	175	199
8.50%, 02/16/2030	458	573
9.00%, 05/16/2027	30	35
12.94%, 10/20/2037 *	160	180
15.88%, 06/17/2035 *	110	142
16.21%, 05/18/2034 *	92	115
19.03%, 04/16/2034 *	104	148
19.51%, 09/20/2037 *	91	122
28.33%, 09/20/2034 *	113	171
31.50%, 04/20/2031 *	28	49
Ginnie Mae, IO
5.47%, 12/20/2038 *	265	30
5.50%, 01/20/2032 - 10/16/2037	887	101
5.60%, 02/20/2038 *	450	54
5.77%, 11/20/2037 *	440	54
5.85%, 06/20/2039 *	416	52
5.87%, 10/20/2034 - 08/20/2039 *	1,188	158
5.97%, 03/20/2037 - 06/20/2038 *	829	112
6.04%, 04/20/2039 *	471	60
6.07%, 09/20/2035 - 03/20/2039 *	1,230	182
6.12%, 03/20/2039 *	477	61
6.17%, 05/16/2038 - 06/16/2039 *	1,710	247
6.24%, 06/16/2037 *	370	48
6.27%, 03/16/2034 - 10/20/2037 *	1,185	145
6.32%, 11/20/2037 - 12/20/2037 *	436	58
6.47%, 07/20/2036 *	312	33
6.50%, 03/20/2039	208	35
6.52%, 11/20/2033 - 07/20/2037 *	818	122
6.54%, 08/20/2037 *	678	109
6.58%, 04/16/2037 *	198	33
6.67%, 03/20/2038 *	230	34
6.72%, 10/20/2032 *	500	77
7.72%, 04/16/2032 *	230	56
Ginnie Mae, PO
02/17/2033 - 11/16/2037	871	757
Residual Funding Corp. STRIPS, PO
2.32%, 07/15/2020 ▲	200	166
Tennessee Valley Authority
4.63%, 09/15/2060	22	27
Tennessee Valley Authority Generic STRIPS
2.13%, 05/01/2019 ▲	200	168

Total U.S. Government Agency Obligations (cost $119,247)		126,110

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Israel Government AID Bond
2.41%, 03/15/2019 ▲	1,000	862
3.41%, 02/15/2025 ▲	500	330
Province of Ontario Canada
2.70%, 06/16/2015 ^	100	105
United Mexican States
6.38%, 01/16/2013	75	79
7.50%, 04/08/2033	300	397

Total Foreign Government Obligations (cost $1,630)		1,773

MORTGAGE-BACKED SECURITIES - 9.3%
American General Mortgage Loan Trust
Series 2009-1, Class A4
5.75%, 09/25/2048 - 144A *	250	251
Series 2009-1, Class A5
5.75%, 09/25/2048 - 144A *	200	202
Series 2009-1, Class A7
5.75%, 09/25/2048 - 144A *	200	203
Series 2010-1A, Class A1
5.15%, 03/25/2058 - 144A *	131	134
ASG Resecuritization Trust
Series 2009-1, Class A60
5.17%, 06/26/2037 - 144A *	259	258
Series 2009-2, Class A55
5.31%, 05/24/2036 - 144A *	120	119
Series 2009-3, Class A65
5.23%, 03/26/2037 - 144A *	290	286
Series 2009-4, Class A60
6.00%, 06/28/2037 - 144A	304	317
Series 2010-3, Class 2A22
0.40%, 10/28/2036 - 144A *	163	161
Banc of America Alternative Loan Trust
Series 2003-7, Class 2A4
5.00%, 09/25/2018	55	56
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Class ASB
5.19%, 09/10/2047 *	130	136
Banc of America Funding Corp.
Series 2010-R11A, Class 1A6
5.40%, 08/26/2035 - 144A *	180	188
Banc of America Funding Corp., PO
Series 2004-1
03/25/2034	85	63
Series 2005-7, Class 30
11/25/2035	130	95
Series 2005-8, Class 30
01/25/2036	49	34

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

MORTGAGE-BACKED SECURITIES (continued)
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3, Class AM
4.73%, 07/10/2043	$50	$48
Banc of America Mortgage Securities, Inc.
Series 2004-3, Class 1A26
5.50%, 04/25/2034	400	409
BCAP LLC Trust
Series 2010-RR7, Class 2A1
4.97%, 07/26/2045 - 144A *	315	297
Bear Stearns Adjustable Rate Mortgage Trust
Series 2006-1, Class A1
2.52%, 02/25/2036 *	267	223
Chase Mortgage Finance Corp.
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	233	243
Series 2007-A1, Class 1A3
2.88%, 02/25/2037 *	430	414
Series 2007-A2, Class 2A1
2.86%, 07/25/2037 *	183	173
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5
5.25%, 10/25/2033	230	234
Series 2011-3, Class 1A1
0.31%, 02/25/2047 - 144A *	160	158
Commercial Mortgage Pass-Through Certificates
Series 2001-J2A, Class B
6.30%, 07/16/2034 - 144A	4,000	3,989
Countrywide Alternative Loan Trust
Series 2004-2CB, Class 1A9
5.75%, 03/25/2034	388	368
Series 2004-18CB, Class 2A4
5.70%, 09/25/2034	148	152
Series 2005-26CB, Class A10
12.62%, 07/25/2035 *	13	13
Series 2005-28CB, Class 1A4
5.50%, 08/25/2035	481	422
Series 2005-54CB, Class 1A11
5.50%, 11/25/2035	200	156
Countrywide Alternative Loan Trust, IO
Series 2005-20CB, Class 3A8
4.52%, 07/25/2035 *	873	92
Series 2005-22T1, Class A2
4.84%, 06/25/2035 *	1,741	184
Series 2005-J1, Class 1A4
4.87%, 02/25/2035 *	929	95
Countrywide Alternative Loan Trust, PO
Series 2003-J1
10/25/2033	77	57
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-3, Class A4
5.75%, 04/25/2034	231	238
Series 2004-7, Class 2A1
2.28%, 06/25/2034 *	75	64
Series 2004-8, Class 2A1
4.50%, 06/25/2019	131	133
Series 2004-HYB1, Class 2A
2.86%, 05/20/2034 *	71	59
Series 2005-22, Class 2A1
2.98%, 11/25/2035 *	406	253
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	192	195
Series 2003-27, Class 5A4
5.25%, 11/25/2033	231	239
Series 2004-5, Class 3A1
5.25%, 08/25/2019	90	92
Credit Suisse First Boston Mortgage Securities Corp., PO
Series 2002-34, Class 3P
01/25/2033	45	30
Credit Suisse Mortgage Capital Certificates
Series 2010-11R, Class A1
1.22%, 06/28/2047 - 144A *	146	145
Series 2010-12R, Class 14A1
2.67%, 09/26/2046 - 144A *	128	123
Series 2011-6R, Class 3A1
2.87%, 07/28/2036 - 144A *	166	156
Series 2011-7R, Class A1
1.47%, 08/28/2047 - 144A *	449	449
Series 2011-9R, Class A1
2.22%, 03/27/2046 - 144A *	569	565
Deutsche Mortgage Securities, Inc.
Series 2010-RS2, Class A1
1.47%, 06/28/2047 - 144A *	214	213
First Horizon Asset Securities, Inc.
Series 2004-AR7, Class 2A1
2.74%, 02/25/2035 *	45	42
GMAC Mortgage Corp., Loan Trust
Series 2003-J7, Class A10
5.50%, 11/25/2033	104	108
Series 2004-J5, Class A7
6.50%, 01/25/2035	122	129
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF
0.58%, 03/25/2035 - 144A *	353	285
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4
5.50%, 05/25/2034	523	546
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	262	270
Series 2005-7F, Class 3A9
6.00%, 09/25/2035	380	368
Series 2006-1F, Class 2A4
6.00%, 02/25/2036	235	187
Series 2007-1F, Class 2A4
5.50%, 01/25/2037	500	469
Impac Secured Assets CMN Owner Trust
Series 2006-1, Class 2A1
0.58%, 05/25/2036 *	114	102
Series 2006-2, Class 2A1
0.58%, 08/25/2036 *	130	112

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

MORTGAGE-BACKED SECURITIES (continued)
IndyMac Index Mortgage Loan Trust, IO
Series 2005-AR11, Class A7
0.20%, 08/25/2035 *	$1,628	$7
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2003-PM1A, Class A4
5.33%, 08/12/2040 *	372	391
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3
2.90%, 11/25/2033 *	187	171
LVII Resecuritization Trust
Series 2009-2, Class A5
3.00%, 09/27/2037 - 144A *	200	200
MASTR Adjustable Rate Mortgages Trust
Series 2004-3, Class 4A2
2.25%, 04/25/2034 *	59	52
Series 2004-13, Class 2A1
2.72%, 04/21/2034 *	132	124
Series 2004-13, Class 3A7
2.72%, 11/21/2034 *	100	93
MASTR Alternative Loans Trust
Series 2004-5, Class 5A1
4.75%, 06/25/2019	139	143
Series 2004-10, Class 1A1
4.50%, 09/25/2019	158	161
MASTR Resecuritization Trust, PO
Series 2005, Class 3
05/28/2035 - 144A	303	212
Merrill Lynch Mortgage Trust
Series 2005-MCP1, Class ASB
4.67%, 06/12/2043 *	220	228
MLCC Mortgage Investors, Inc.
Series 2004-1, Class 2A1
2.10%, 12/25/2034 *	273	257
Morgan Stanley Capital I
Series 2004-HQ4, Class A7
4.97%, 04/14/2040	125	132
Series 2011-C3, Class A3
4.05%, 07/15/2049	100	101
Morgan Stanley Re-REMIC Trust
Series 2009-IO, Class A2
5.00%, 07/17/2056 - 144A	300	306
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	267	266
Mortgage IT Trust
Series 2005-1, Class 1A1
0.55%, 02/25/2035 *	85	65
Nomura Asset Acceptance Corp.
Series 2003-A1, Class A2
6.00%, 05/25/2033	18	19
Series 2003-A1, Class A5
7.00%, 04/25/2033	19	20
PHH Alternative Mortgage Trust, IO
Series 2007-2, Class 2X
6.00%, 05/25/2037	500	95
RBSSP Resecuritization Trust
Series 2010-9, Class 7A5
4.00%, 05/26/2037 - 144A *	250	247
Residential Accredit Loans, Inc.
Series 2002-QS16, Class A3
16.13%, 10/25/2017 *	33	37
Series 2003-QS3, Class A2
15.98%, 02/25/2018 *	32	36
Series 2003-QS19, Class A1
5.75%, 10/25/2033	187	194
Series 2004-QS3, Class CB
5.00%, 03/25/2019	226	229
Residential Funding Mortgage Securities I, PO
Series 2004-S6, Class 2A6
06/25/2034	62	55
Sequoia Mortgage Trust
Series 2003-1, Class 1A
0.61%, 04/20/2033 *	202	178
Springleaf Mortgage Loan Trust
Series 2011-1A, Class A1
4.05%, 01/25/2058 - 144A *	290	290
Station Place Securitization Trust
Series 2010-1, Class A
1.21%, 12/20/2042 - 144A *	500	499
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 1A1
0.89%, 10/19/2034 *	108	89
Structured Asset Securities Corp.
Series 2003-21, Class 1A3
5.50%, 07/25/2033	23	24
Series 2003-29, Class 1A1
4.75%, 09/25/2018	455	466
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	208	211
Series 2005-6, Class 4A1
5.00%, 05/25/2035	53	52
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A3
5.95%, 08/15/2039 *	50	54
Vendee Mortgage Trust
Series 1997-1, Class 2Z
7.50%, 02/15/2027	829	990
Vericrest Opportunity Loan Transferee
Series 2011-NL1A, Class A1
5.93%, 12/26/2050 - 144A	174	175
Series 2011-NL2A, Class A1
5.68%, 06/25/2051 - 144A Ə	150	150
Series 2011-NL2A, Class A2
9.32%, 06/25/2051 - 144A Ə	150	150
Wachovia Bank Commercial Mortgage Trust, IO
Series 2006-C24, Class XC
0.08%, 03/15/2045 - 144A *	15,361	68
WaMu Mortgage Pass-Through Certificates
Series 2003-AR6, Class A1
2.57%, 06/25/2033 *	135	126
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	228	233
Series 2003-S9, Class A8
5.25%, 10/25/2033	304	315

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates (continued)
Series 2003-S11, Class 2A5
16.41%, 11/25/2033 *	$47	$50
Series 2004-AR3, Class A2
2.58%, 06/25/2034 *	69	67
Series 2005-4, Class CB7
5.50%, 06/25/2035	467	385
WaMu Mortgage Pass-Through Certificates, IO
Series 2005-2, Class 1A4
4.82%, 04/25/2035 *	1,375	163
Series 2005-3, Class CX
5.50%, 05/25/2035	453	82
WaMu Mortgage Pass-Through Certificates, PO
Series 2003-MS7, Class P
03/25/2033	48	39
Wells Fargo Mortgage Backed Securities Trust
Series 2003-11, Class 1A10
4.75%, 10/25/2018	248	255
Series 2003-K, Class 1A1
4.44%, 11/25/2033 *	88	88
Series 2004-7, Class 2A2
5.00%, 07/25/2019	99	102
Series 2004-BB, Class A4
2.74%, 01/25/2035 *	148	140
Series 2004-EE, Class 3A1
2.79%, 12/25/2034 *	79	76
Series 2004-V, Class 1A1
2.72%, 10/25/2034 *	136	129
Series 2005-AR8, Class 2A1
2.74%, 06/25/2035 *	100	93

Total Mortgage-Backed Securities (cost $25,032)		25,382

ASSET-BACKED SECURITIES - 2.1%
AH Mortgage Advance Trust
Series SART-1, Class A1
2.63%, 05/10/2042 - 144A	117	117
Series SART-1, Class A2
3.37%, 05/10/2043 - 144A	604	602
Series SART-2, Class A1
3.40%, 09/15/2043 - 144A	240	240
Series SART-2, Class B1
6.90%, 09/15/2043 - 144A	100	100
American Airlines Pass-Through Trust
Series 2011-2, Class A
8.63%, 10/15/2021	70	70
AmeriCredit Automobile Receivables Trust
Series 2010-3, Class A3
1.14%, 04/08/2015	110	110
Series 2011-3, Class A2
0.84%, 11/10/2014	155	155
Series 2011-4, Class A2
0.92%, 03/09/2015	100	100
Series 2011-4, Class A3
1.17%, 05/09/2016	283	283
Bank of America Auto Trust
Series 2010-2, Class A4
1.94%, 06/15/2017	125	128
CarMax Auto Owner Trust
Series 2011-1, Class A3
1.29%, 09/15/2015	120	121
Series 2011-1, Class A4
2.16%, 09/15/2016	130	134
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-6, Class 1A7
4.28%, 11/25/2034 *	150	141
Chrysler Financial Auto Securitization Trust
Series 2010-A, Class A3
0.91%, 08/08/2013	200	200
Citigroup Mortgage Loan Trust, Inc.
Series 2011-5, Class 1A1
0.42%, 02/25/2046 - 144A *	138	131
Continental Airlines Pass-Through Trust
Series 2007-1A, Class A
5.98%, 04/19/2022 ^	47	48
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB1, Class AF2
5.23%, 01/25/2036 *	32	19
Delta Air Lines, Inc., Pass-Through Trust
Series 2011-1, Class A
5.30%, 04/15/2019	26	25
Ford Credit Auto Lease Trust
Series 2011-A, Class A2
0.74%, 09/15/2013	180	180
Ford Credit Auto Owner Trust
Series 2009-B, Class A3
2.79%, 08/15/2013	56	57
Series 2009-B, Class A4
4.50%, 07/15/2014	125	130
Series 2011-B, Class A2
0.68%, 01/15/2014	100	100
GE Capital Credit Card Master Note Trust
Series 2009-2, Class A
3.69%, 07/15/2015	200	205
Honda Auto Receivables Owner Trust
Series 2011-1, Class A4
1.80%, 04/17/2017	75	77
Huntington Auto Trust
Series 2011-1A, Class A2
0.76%, 04/15/2014 - 144A	240	240
Series 2011-1A, Class A3
1.01%, 01/15/2016 - 144A	200	200
Series 2011-1A, Class A4
1.31%, 11/15/2016 - 144A	200	200
Hyundai Auto Receivables Trust
Series 2010-B, Class A3
0.97%, 04/15/2015	60	60
Series 2010-B, Class A4
1.63%, 03/15/2017	65	66
John Deere Owner Trust
Series 2009-A, Class A3
2.59%, 10/15/2013	16	16

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

ASSET-BACKED SECURITIES (continued)
John Deere Owner Trust (continued)
Series 2011-A, Class A3
1.29%, 01/15/2016	$40	$40
LAI Vehicle Lease Securitization Trust
Series 2010-A, Class A
2.55%, 09/15/2016 - 144A	169	169
Lake Country Mortgage Loan Trust
Series 2006-HE1, Class A3
0.58%, 07/25/2034 - 144A *	158	151
Newcastle Investment Trust
Series 2011-MH1, Class A
2.45%, 12/10/2033 - 144A	47	47
Nissan Auto Receivables Owner Trust
Series 2010-A, Class A3
0.87%, 07/15/2014	95	95
Series 2010-A, Class A4
1.31%, 09/15/2016	60	60
Real Estate Asset Trust
Series 2011-3A, Class A1
5.44%, 06/25/2031 - 144A	64	64
Residential Credit Solutions Trust
Series 2011-1, Class A1
6.00%, 03/25/2041 - 144A	134	134
Santander Drive Auto Receivables Trust
Series 2010-A, Class A4
2.39%, 06/15/2017 - 144A	100	102
Series 2011-S2A, Class B
2.06%, 06/15/2017 - 144A	34	34
Saxon Asset Securities Trust
Series 2003-1, Class AF6
4.80%, 06/25/2033 *	88	88
Structured Asset Investment Loan Trust
Series 2005-5, Class A9
0.50%, 06/25/2035 *	100	92
Toyota Auto Receivables Owner Trust
Series 2010-C, Class A3
0.77%, 04/15/2014	150	150
USAA Auto Owner Trust
Series 2009-2, Class A3
1.54%, 10/15/2012	43	43
Series 2009-2, Class A4
2.53%, 06/17/2013	115	118

Total Asset-Backed Securities (cost $5,626)		5,642

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
Port Authority of New York & New Jersey
5.65%, 11/01/2040	100	117
State of Illinois
5.10%, 06/01/2033	200	184

Total Municipal Government Obligations (cost $300)		301

CORPORATE DEBT SECURITIES - 13.5%
Aerospace & Defense - 0.0% ∞
Lockheed Martin Corp.
5.72%, 06/01/2040 ^	51	58
Air Freight & Logistics — 0.0% ∞
United Parcel Service of America, Inc.
8.38%, 04/01/2020	35	49
Automobiles - 0.1%
Daimler Finance North America LLC
2.63%, 09/15/2016 - 144A	150	146
7.30%, 01/15/2012	50	51
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/2019	165	215
Coca-Cola Co.
3.63%, 03/15/2014 ^	50	53
4.88%, 03/15/2019 ^	65	76
Coca-Cola Refreshments USA, Inc.
8.50%, 02/01/2012	50	51
FBG Finance, Ltd.
5.13%, 06/15/2015 - 144A	75	81
PepsiCo, Inc.
0.80%, 08/25/2014 ^	10	10
3.00%, 08/25/2021 ^	20	20
7.90%, 11/01/2018	5	7
Biotechnology - 0.1%
Amgen, Inc.
4.50%, 03/15/2020 ^	12	13
5.65%, 06/15/2042	25	30
5.70%, 02/01/2019 ^	50	60
5.75%, 03/15/2040	41	50
Capital Markets - 1.5%
Bank of New York Mellon Corp.
2.95%, 06/18/2015 ^	60	62
3.55%, 09/23/2021 ^	60	60
4.60%, 01/15/2020	30	33
5.13%, 08/27/2013 ^	35	38
BlackRock, Inc.
6.25%, 09/15/2017	100	116
BP Capital Markets PLC
3.13%, 03/10/2012	50	50
4.74%, 03/11/2021 ^	50	55
5.25%, 11/07/2013 ^	150	162
Charles Schwab Corp.
4.95%, 06/01/2014	20	22
Credit Suisse USA, Inc.
4.88%, 01/15/2015 ^	300	315
5.13%, 08/15/2015 ^	125	132
Deutsche Bank AG
3.25%, 01/11/2016 ^	100	98
Goldman Sachs Group, Inc.
3.63%, 02/07/2016 ^	20	19
3.70%, 08/01/2015 ^	20	20
5.25%, 10/15/2013 - 07/27/2021 ^	73	75
5.95%, 01/18/2018 ^	70	72
6.00%, 06/15/2020 ^	238	245
6.15%, 04/01/2018 ^	100	104
6.25%, 09/01/2017 ^	175	182
7.50%, 02/15/2019	310	345
Jefferies Group, Inc.
6.45%, 06/08/2027	75	72
8.50%, 07/15/2019	180	200
Lehman Brothers Holdings, Inc.
7.88%, 08/15/2010 Џ ‡	1,000	236

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

Capital Markets (continued)
Macquarie Group, Ltd.
6.25%, 01/14/2021 - 144A	$100	$95
7.30%, 08/01/2014 - 144A	75	81
Morgan Stanley
4.75%, 04/01/2014 ^	145	138
5.30%, 03/01/2013 ^	250	251
5.50%, 07/24/2020 ^	138	125
5.63%, 09/23/2019	200	188
5.75%, 01/25/2021	100	92
7.30%, 05/13/2019	100	103
Nomura Holdings, Inc.
5.00%, 03/04/2015	75	79
Northern Trust Corp.
5.50%, 08/15/2013	23	25
UBS AG
5.75%, 04/25/2018 ^	200	206
Chemicals - 0.3%
Dow Chemical Co.
4.25%, 11/15/2020 ^	38	38
7.60%, 05/15/2014	50	57
E.I. du Pont de Nemours & Co.
1.95%, 01/15/2016 ^	58	59
4.90%, 01/15/2041	25	28
6.00%, 07/15/2018 ^	150	183
Monsanto Co.
7.38%, 08/15/2012	100	106
Potash Corp., of Saskatchewan, Inc.
4.88%, 03/01/2013 ^	40	42
PPG Industries, Inc.
5.75%, 03/15/2013 ^	35	37
6.65%, 03/15/2018	40	49
Praxair, Inc.
4.38%, 03/31/2014 ^	75	81
Union Carbide Corp.
7.50%, 06/01/2025	175	206
Commercial Banks - 1.4%
Australia & New Zealand Banking Group, Ltd.
4.88%, 01/12/2021 - 144A^	100	104
Bank of Nova Scotia
1.65%, 10/29/2015 - 144A^	100	101
Barclays Bank PLC
2.50%, 01/23/2013 ^	100	99
3.90%, 04/07/2015 ^	100	98
5.13%, 01/08/2020 ^	100	98
BB&T Corp.
3.85%, 07/27/2012	100	102
3.95%, 04/29/2016 ^	50	53
4.90%, 06/30/2017 ^	30	32
5.70%, 04/30/2014 ^	50	55
6.85%, 04/30/2019 ^	75	93
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/2021 ^	150	162
Corp Andina de Fomento
5.20%, 05/21/2013 ^	100	105
DnB NOR Boligkreditt
2.10%, 10/14/2015 - 144A	200	202
HSBC Bank PLC
1.63%, 07/07/2014 - 144A^	200	201
4.75%, 01/19/2021 - 144A^	225	233
KeyCorp
6.50%, 05/14/2013 ^	50	53
National Australia Bank, Ltd.
2.75%, 09/28/2015 - 144A	200	202
3.75%, 03/02/2015 - 144A	100	104
PNC Funding Corp.
4.38%, 08/11/2020	67	69
5.13%, 02/08/2020 ^	65	72
5.25%, 11/15/2015	25	27
5.63%, 02/01/2017 ^	25	27
6.70%, 06/10/2019	50	60
Rabobank Nederland NV
2.13%, 10/13/2015 ^	52	52
Stadshypotek AB
1.45%, 09/30/2013 - 144A	314	316
U.S. Bancorp
2.88%, 11/20/2014 ^	42	44
4.13%, 05/24/2021 ^	34	37
Wachovia Bank NA
6.00%, 11/15/2017	250	277
Wachovia Corp.
5.50%, 05/01/2013	295	313
5.75%, 02/01/2018 ^	325	367
Wells Fargo & Co.
3.68%, 06/15/2016 ^	100	104
4.60%, 04/01/2021 ^	50	53
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.
6.88%, 06/01/2017	50	53
Pitney Bowes, Inc.
4.88%, 08/15/2014	90	97
Waste Management, Inc.
7.38%, 03/11/2019 ^	35	44
Communications Equipment - 0.1%
Cisco Systems, Inc.
5.50%, 02/22/2016 ^	50	58
5.90%, 02/15/2039 ^	70	84
Computers & Peripherals - 0.3%
Dell, Inc.
4.63%, 04/01/2021 ^	65	69
7.10%, 04/15/2028 ^	25	31
Hewlett-Packard Co.
2.95%, 08/15/2012	40	41
4.38%, 09/15/2021 ^	39	40
4.75%, 06/02/2014 ^	50	54
5.40%, 03/01/2017 ^	50	56
6.00%, 09/15/2041 ^	275	289
6.13%, 03/01/2014 ^	100	108
HP Enterprise Services LLC -Series B
6.00%, 08/01/2013	50	54
Construction & Engineering - 0.0% ∞
Fluor Corp.
3.38%, 09/15/2021	70	70

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

Consumer Finance - 0.7%
American Express Co.
7.00%, 03/19/2018	$50	$59
American Express Credit Corp. -Series C
5.88%, 05/02/2013	145	154
Capital One Financial Corp.
6.75%, 09/15/2017 ^	110	125
7.38%, 05/23/2014	115	128
Caterpillar Financial Services Corp. -Series F
4.90%, 08/15/2013 ^	100	107
6.20%, 09/30/2013 ^	125	137
7.05%, 10/01/2018	125	160
HSBC Finance Corp.
5.25%, 01/15/2014 ^	100	105
6.38%, 10/15/2011	510	511
Springleaf Finance Corp.
5.38%, 10/01/2012 ^	60	55
Toyota Motor Credit Corp.
2.00%, 09/15/2016	225	224
3.20%, 06/17/2015	58	61
Diversified Financial Services - 2.9%
AGL Capital Corp.
5.88%, 03/15/2041	146	168
Allstate Life Global Funding Trust
5.38%, 04/30/2013 ^	70	74
American Honda Finance Corp.
2.60%, 09/20/2016 - 144A	205	206
ASIF Global Financing XIX
4.90%, 01/17/2013 - 144A	500	507
Bank of America Corp.
5.00%, 05/13/2021 ^	25	22
5.63%, 07/01/2020	45	41
5.75%, 12/01/2017	65	61
7.63%, 06/01/2019 ^	50	53
Bank of America Corp. -Series L
7.38%, 05/15/2014 ^	100	103
Bank of America Corp. -Series MTNL
5.65%, 05/01/2018 ^	20	19
Blackstone Holdings Finance Co., LLC
5.88%, 03/15/2021 - 144A	100	103
Capital One Bank USA NA
8.80%, 07/15/2019	250	295
Citigroup, Inc.
4.59%, 12/15/2015 ^	66	68
4.75%, 05/19/2015	70	72
5.00%, 09/15/2014	400	393
5.38%, 08/09/2020 ^	36	37
5.50%, 04/11/2013	50	51
6.00%, 08/15/2017	300	318
6.01%, 01/15/2015	50	53
8.13%, 07/15/2039	50	60
8.50%, 05/22/2019 ^	50	60
CME Group, Inc.
5.40%, 08/01/2013 ^	250	268
Conoco Funding Co.
7.25%, 10/15/2031	50	69
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016 ^	100	116
Countrywide Financial Corp.
6.25%, 05/15/2016 ^	75	66
Diageo Capital PLC
4.83%, 07/15/2020 ^	25	28
Diageo Finance BV
5.50%, 04/01/2013	75	80
ERAC USA Finance LLC
2.25%, 01/10/2014 - 144A	20	20
4.50%, 08/16/2021 - 144A^	36	36
FUEL Trust
3.98%, 06/15/2016 - 144A	200	196
General Electric Capital Corp.
2.25%, 11/09/2015 ^	225	222
4.38%, 09/16/2020 ^	50	51
4.63%, 01/07/2021 ^	50	52
5.30%, 02/11/2021	25	26
5.63%, 05/01/2018 ^	625	684
5.88%, 02/15/2012 ^	150	153
5.90%, 05/13/2014 ^	150	164
6.00%, 06/15/2012 ^	820	851
6.75%, 03/15/2032	60	68
GTP Acquisition Partners I LLC
4.35%, 06/15/2016 - 144A	102	103
John Deere Capital Corp.
5.25%, 10/01/2012 ^	75	78
MassMutual Global Funding II
3.63%, 07/16/2012 - 144A^	100	102
Merrill Lynch & Co., Inc.
5.45%, 07/15/2014 ^	235	230
6.15%, 04/25/2013 ^	170	170
6.88%, 04/25/2018	60	60
Merrill Lynch & Co., Inc. -Series C
6.40%, 08/28/2017	395	384
National Rural Utilities Cooperative Finance Corp.
4.75%, 03/01/2014 ^	75	81
Principal Life Global Funding I
5.05%, 03/15/2015 - 144A	100	108
6.25%, 02/15/2012 - 144A	350	357
Textron Financial Corp.
5.40%, 04/28/2013 ^	40	41
Tyco International Finance SA
8.50%, 01/15/2019	40	52
Diversified Telecommunication Services - 1.1%
AT&T Corp.
8.00%, 11/15/2031	4	6
AT&T, Inc.
4.45%, 05/15/2021 ^	50	54
4.85%, 02/15/2014 ^	150	161
4.95%, 01/15/2013 ^	210	220
5.10%, 09/15/2014 ^	45	49
5.35%, 09/01/2040 ^	113	118
5.50%, 02/01/2018	75	87
5.60%, 05/15/2018 ^	75	87

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

Diversified Telecommunication Services (continued)
BellSouth Corp.
5.20%, 09/15/2014	$5	$5
6.00%, 10/15/2011	250	250
6.88%, 10/15/2031	50	62
BellSouth Telecommunications, Inc.
6.30%, 12/15/2015	34	37
British Telecommunications PLC
9.88%, 12/15/2030 ^	150	217
Centel Capital Corp.
9.00%, 10/15/2019	40	45
CenturyLink, Inc.
6.45%, 06/15/2021	90	83
7.60%, 09/15/2039	60	54
Deutsche Telekom International Finance BV
4.88%, 07/08/2014 ^	75	80
8.75%, 06/15/2030	75	100
France Telecom SA
2.75%, 09/14/2016 ^	70	69
GTE Corp.
6.84%, 04/15/2018	200	241
Qwest Corp.
6.75%, 12/01/2021	148	145
Telecom Italia Capital SA
4.95%, 09/30/2014 ^	100	96
5.25%, 11/15/2013 ^	60	59
Telefonica Emisiones SAU
5.86%, 02/04/2013 ^	100	102
5.88%, 07/15/2019 ^	40	39
Verizon Global Funding Corp.
5.85%, 09/15/2035	25	29
Verizon Pennsylvania, Inc.
8.35%, 12/15/2030	400	547
Electric Utilities - 0.9%
Alabama Power Co.
6.13%, 05/15/2038 ^	11	14
Carolina Power & Light Co.
3.00%, 09/15/2021	55	55
5.30%, 01/15/2019	70	83
CenterPoint Energy Houston Electric LLC -Series M2
5.75%, 01/15/2014	60	66
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	50	63
Columbus Southern Power Co. -Series G
6.05%, 05/01/2018	30	35
Duke Energy Corp.
5.63%, 11/30/2012 ^	100	105
6.25%, 01/15/2012	100	101
Duke Energy Indiana, Inc.
6.35%, 08/15/2038	80	106
Exelon Generation Co., LLC
4.00%, 10/01/2020	60	60
Florida Power & Light Co.
5.95%, 02/01/2038	50	64
Florida Power Corp.
4.80%, 03/01/2013	50	53
Indiana Michigan Power Co.
7.00%, 03/15/2019	30	37
Jersey Central Power & Light Co.
7.35%, 02/01/2019 ^	15	19
Kansas City Power & Light Co.
5.30%, 10/01/2041	100	102
KCP&L Greater Missouri Operations Co.
11.88%, 07/01/2012 ^	90	97
Nevada Power Co.
5.38%, 09/15/2040	12	14
6.50%, 08/01/2018	50	60
Nextera Energy Capital Holdings, Inc.
6.00%, 03/01/2019	25	29
7.88%, 12/15/2015	30	36
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 - 144A	40	45
Ohio Power Co.
5.75%, 09/01/2013	100	106
Oncor Electric Delivery Co., LLC
5.95%, 09/01/2013 ^	20	22
6.80%, 09/01/2018	65	79
PacifiCorp
5.65%, 07/15/2018	25	30
PECO Energy Co.
5.35%, 03/01/2018 ^	50	59
Public Service Co., of Colorado
5.80%, 08/01/2018	20	24
6.50%, 08/01/2038	45	62
Public Service Co., of Oklahoma
4.40%, 02/01/2021 ^	30	32
Public Service Electric & Gas Co.
5.30%, 05/01/2018 ^	30	36
5.38%, 11/01/2039 ^	14	17
6.33%, 11/01/2013	60	66
Southern California Edison Co.
4.15%, 09/15/2014	25	27
5.50%, 08/15/2018	65	78
6.05%, 03/15/2039	60	79
Southern Co.
1.95%, 09/01/2016 ^	13	13
4.15%, 05/15/2014	85	91
Virginia Electric and Power Co.
5.40%, 04/30/2018 ^	100	117
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2	2
6.00%, 04/01/2014	35	39
Electronic Equipment & Instruments - 0.0% ∞
Arrow Electronics, Inc.
3.38%, 11/01/2015 ^	20	20
7.50%, 01/15/2027	100	115
Energy Equipment & Services - 0.2%
Halliburton Co.
7.45%, 09/15/2039 ^	100	143
7.60%, 08/15/2096 - 144A	50	67
Spectra Energy Capital LLC
5.50%, 03/01/2014 ^	125	135
8.00%, 10/01/2019	50	63

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

Energy Equipment & Services (continued)
TransCanada PipeLines, Ltd.
4.00%, 06/15/2013	$50	$52
7.13%, 01/15/2019	70	89
Transocean, Inc.
6.50%, 11/15/2020	75	82
Food & Staples Retailing - 0.1%
CVS Caremark Corp.
5.75%, 05/15/2041 ^	40	45
6.13%, 09/15/2039	20	23
Kroger Co.
5.40%, 07/15/2040 ^	12	13
6.15%, 01/15/2020 ^	50	60
Food Products - 0.2%
Bunge NA Finance, LP
5.90%, 04/01/2017	16	17
Bunge, Ltd. Finance Corp.
5.88%, 05/15/2013 ^	35	37
8.50%, 06/15/2019	55	69
Cargill, Inc.
6.00%, 11/27/2017 - 144A	100	118
General Mills, Inc.
6.00%, 02/15/2012	18	18
Kellogg Co.
4.25%, 03/06/2013	80	84
Kraft Foods, Inc.
6.13%, 02/01/2018	100	117
6.75%, 02/19/2014 ^	50	56
6.88%, 02/01/2038	50	63
7.00%, 08/11/2037	75	97
Gas Utilities - 0.1%
Atmos Energy Corp.
8.50%, 03/15/2019	35	47
Southern California Gas Co.
4.80%, 10/01/2012	100	104
Health Care Equipment & Supplies - 0.0% ∞
Baxter International, Inc.
4.00%, 03/01/2014	25	27
Health Care Providers & Services - 0.0% ∞
WellPoint, Inc.
5.88%, 06/15/2017	13	15
7.00%, 02/15/2019	9	11
Household Durables - 0.0% ∞
Newell Rubbermaid, Inc.
4.70%, 08/15/2020 ^	33	34
Household Products - 0.0% ∞
Kimberly-Clark Corp.
7.50%, 11/01/2018 ^	15	20
Independent Power Producers & Energy Traders - 0.0% ∞
PSEG Power LLC
4.15%, 09/15/2021 ^	33	33
5.13%, 04/15/2020 ^	92	100
Industrial Conglomerates - 0.1%
Eaton Corp.
7.63%, 04/01/2024	75	103
Koninklijke Philips Electronics NV
5.75%, 03/11/2018	14	16
7.20%, 06/01/2026	20	25
Tyco International, Ltd.
7.00%, 12/15/2019	20	25
Insurance - 0.7%
Aflac, Inc.
6.45%, 08/15/2040 ^	17	17
8.50%, 05/15/2019 ^	30	37
AON Corp.
3.50%, 09/30/2015 ^	23	24
6.25%, 09/30/2040 ^	18	21
Berkshire Hathaway Finance Corp.
2.45%, 12/15/2015 ^	33	34
4.00%, 04/15/2012 ^	100	102
4.60%, 05/15/2013 ^	100	105
5.40%, 05/15/2018 ^	50	57
Berkshire Hathaway, Inc.
3.75%, 08/15/2021 ^	134	136
CNA Financial Corp.
5.85%, 12/15/2014	50	53
5.88%, 08/15/2020	45	46
Jackson National Life Global Funding
5.38%, 05/08/2013 - 144A	100	106
Lincoln National Corp.
4.85%, 06/24/2021 ^	12	12
MetLife Institutional Funding II
1.15%, 04/04/2014 - 144A * ^	100	100
Metropolitan Life Global Funding I
3.65%, 06/14/2018 - 144A	125	127
5.13%, 04/10/2013 - 144A	100	105
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 - 144A	145	169
New York Life Global Funding
3.00%, 05/04/2015 - 144A^	200	207
Pricoa Global Funding I
5.45%, 06/11/2014 - 144A	150	163
Prudential Insurance Co. of America
8.30%, 07/01/2025 - 144A	150	196
Travelers Cos., Inc.
5.80%, 05/15/2018 ^	50	58
Travelers Life & Annunity Global Funding I
5.13%, 08/15/2014 - 144A	100	109
IT Services - 0.1%
International Business Machines Corp.
6.22%, 08/01/2027	250	320
Machinery - 0.0% ∞
Ingersoll-Rand Co. Ltd.
6.39%, 11/15/2027	25	32
PACCAR, Inc.
6.38%, 02/15/2012	15	15
Parker Hannifin Corp.
5.50%, 05/15/2018	20	24
Media - 0.9%
CBS Corp.
5.75%, 04/15/2020	17	19
7.88%, 07/30/2030	45	57
8.88%, 05/15/2019	20	26
Comcast Cable Holdings LLC
9.80%, 02/01/2012	300	307
Comcast Corp.
6.45%, 03/15/2037	50	58
6.50%, 01/15/2017 - 11/15/2035	100	117

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

Media (continued)
COX Communications, Inc.
8.38%, 03/01/2039 - 144A	$60	$83
DIRECTV Holdings LLC
4.60%, 02/15/2021 ^	125	127
5.00%, 03/01/2021 ^	33	35
Historic TW, Inc.
9.15%, 02/01/2023	500	685
NBCUniversal Media LLC
4.38%, 04/01/2021	50	51
News America, Inc.
6.65%, 11/15/2037	50	55
7.30%, 04/30/2028	50	58
8.88%, 04/26/2023	80	106
TCI Communications, Inc.
8.75%, 08/01/2015	100	122
Thomson Reuters Corp.
3.95%, 09/30/2021	123	123
4.70%, 10/15/2019 ^	15	16
5.95%, 07/15/2013 ^	35	38
Time Warner Cable, Inc.
5.50%, 09/01/2041	90	89
6.75%, 07/01/2018	60	70
7.30%, 07/01/2038	100	122
8.25%, 02/14/2014	50	57
8.75%, 02/14/2019 ^	50	64
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	25	33
Metals & Mining - 0.0% ∞
BHP Billiton Finance USA, Ltd.
5.50%, 04/01/2014 ^	50	55
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/2020 ^	12	12
3.75%, 09/20/2021 ^	80	80
8.95%, 05/01/2014 ^	35	41
Multiline Retail - 0.1%
Kohl’s Corp.
6.25%, 12/15/2017	15	18
Target Corp.
6.00%, 01/15/2018 ^	100	121
Multi-Utilities - 0.1%
Dominion Resources, Inc. -Series B
6.25%, 06/30/2012	144	148
PG&E Corp.
5.75%, 04/01/2014	100	110
Sempra Energy
6.50%, 06/01/2016	50	59
8.90%, 11/15/2013	50	57
Xcel Energy, Inc.
4.80%, 09/15/2041 ^	9	10
Office Electronics - 0.0% ∞
Xerox Corp.
5.63%, 12/15/2019 ^	50	54
6.75%, 02/01/2017	50	57
Oil, Gas & Consumable Fuels - 0.4%
AGL Capital Corp.
3.50%, 09/15/2021	75	74
Anadarko Petroleum Corp.
5.75%, 06/15/2014 ^	50	54
8.70%, 03/15/2019 ^	80	101
Canadian Natural Resources, Ltd.
5.90%, 02/01/2018	25	29
7.20%, 01/15/2032	20	25
ConocoPhillips
5.75%, 02/01/2019 ^	75	90
EnCana Corp.
6.50%, 05/15/2019 ^	40	45
6.50%, 08/15/2034	50	60
ENI SpA
5.70%, 10/01/2040 - 144A	125	126
Occidental Petroleum Corp.
1.75%, 02/15/2017	28	28
Petro-Canada
6.05%, 05/15/2018	40	46
6.80%, 05/15/2038 ^	50	60
Schlumberger Investment SA
3.30%, 09/14/2021 - 144A	41	41
Shell International Finance BV
6.38%, 12/15/2038 ^	150	204
Statoil ASA
3.13%, 08/17/2017 ^	33	35
Talisman Energy, Inc.
7.75%, 06/01/2019	60	74
Total Capital SA
2.30%, 03/15/2016 ^	100	103
4.13%, 01/28/2021 ^	29	32
Pharmaceuticals - 0.1%
AstraZeneca PLC
5.40%, 06/01/2014 ^	50	56
Eli Lilly & Co.
3.55%, 03/06/2012	50	51
GlaxoSmithKline Capital, Inc.
4.38%, 04/15/2014 ^	50	54
Real Estate Investment Trusts - 0.1%
Simon Property Group, LP
5.63%, 08/15/2014 ^	50	55
6.10%, 05/01/2016 ^	60	68
6.75%, 05/15/2014 ^	30	33
WEA Finance LLC
6.75%, 09/02/2019 - 144A	93	103
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC
3.45%, 09/15/2021 ^	22	22
3.60%, 09/01/2020	25	25
5.65%, 05/01/2017	50	58
6.70%, 08/01/2028	50	64
CSX Corp.
4.25%, 06/01/2021 ^	22	23
5.50%, 04/15/2041 ^	37	42
6.30%, 03/15/2012	25	26
7.90%, 05/01/2017	60	76
Norfolk Southern Corp.
6.00%, 03/15/2105 ^	40	48
6.00%, 05/23/2111	39	46
Ryder System, Inc.
3.60%, 03/01/2016 ^	25	26
Union Pacific Corp.
4.16%, 07/15/2022 - 144A^	7	7
5.65%, 05/01/2017	41	47

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

Road & Rail (continued)
Union Pacific Corp. -Series 2003-1
4.70%, 01/02/2024	$83	$92
Semiconductors & Semiconductor Equipment - 0.0% ∞
Intel Corp.
3.30%, 10/01/2021	86	88
Software - 0.1%
Intuit, Inc.
5.75%, 03/15/2017	15	17
Microsoft Corp.
1.63%, 09/25/2015 ^	60	61
Oracle Corp.
5.25%, 01/15/2016 ^	30	34
5.75%, 04/15/2018	100	120
6.50%, 04/15/2038	30	39
Specialty Retail - 0.1%
Gap, Inc.
5.95%, 04/12/2021	53	50
Home Depot, Inc.
5.40%, 03/01/2016 ^	85	96
Staples, Inc.
9.75%, 01/15/2014	45	52
Water Utilities - 0.1%
American Water Capital Corp.
6.09%, 10/15/2017 ^	125	147
Wireless Telecommunication Services - 0.1%
Crown Castle Towers LLC
3.21%, 08/15/2015 - 144A	30	30
Vodafone Group PLC
5.00%, 09/15/2015	115	128

Total Corporate Debt Securities (cost $35,402)		36,755

CONVERTIBLE BONDS - 0.2%
Diversified Financial Services - 0.2%
BA Covered Bond Issuer
5.50%, 06/14/2012 - 144A	400	412
Total Convertible Bonds (cost $400)

	Shares	Value

SECURITIES LENDING COLLATERAL - 4.0%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.19% ▲	10,922,388	10,922
Total Securities Lending Collateral (cost $10,922)

	Principal	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENT - 8.3%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $22,662 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, with a value of $23,116.	$22,662	22,662
Total Repurchase Agreement (cost $22,662)

Total Investment Securities (cost $269,495) #		284,745
Other Assets and Liabilities — Net		(11,861)

Net Assets		$272,884

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

▲	Rate shown reflects the yield at 09/30/2011.

*	Floating or variable rate note. Rate is listed as of 09/30/2011.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a market value of $1,423, or 0.52% of the fund’s net assets.

^	All or a portion of this security is on loan. The value of all securities on loan is $10,698.

∞	Percentage rounds to less than 0.1%.

Џ	In default.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $269,495. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $17,487 and $2,237, respectively. Net unrealized appreciation for tax purposes is $15,250.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2011, these securities aggregated $19,511, or 7.15%, of the fund’s net assets.

IO	Interest Only

PO	Principal Only

REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

STRIPS	Separate Trading of Registered Interest and Principal of Securities
VALUATION SUMMARY (all amounts in thousands): Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011
Asset-Backed Securities	$—	$5,642	$—	$5,642
Convertible Bonds	—	412	—	412
Corporate Debt Securities	—	36,755	—	36,755
Foreign Government Obligations	—	1,773	—	1,773
Mortgage-Backed Securities	—	25,382	—	25,382
Municipal Government Obligations	—	301	—	301
Repurchase Agreement	—	22,662	—	22,662
Securities Lending Collateral	10,922	—	—	10,922
U.S. Government Agency Obligations	—	126,110	—	126,110
U.S. Government Obligations	—	54,786	—	54,786

Total	$10,922	$273,823	$—	$284,745

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica JPMorgan Enhanced Index VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.3%
Aerospace & Defense - 2.2%
Honeywell International, Inc.	12,502	$549
L-3 Communications Holdings, Inc. ^	802	50
Northrop Grumman Corp. ^	2,180	114
Raytheon Co. ^	2,910	119
United Technologies Corp. ^	14,861	1,045
Airlines - 0.1%
Southwest Airlines Co. ^	13,230	106
Auto Components - 0.5%
Johnson Controls, Inc. ^	16,871	445
Automobiles - 0.4%
General Motors Co. ‡ ^	18,161	366
Beverages — 3.3%
Coca-Cola Co.	22,435	1,516
Constellation Brands, Inc. — Class A ‡ ^	3,390	61
Dr. Pepper Snapple Group, Inc. ^	5,860	227
PepsiCo, Inc.	16,999	1,052
Biotechnology - 1.7%
Biogen Idec, Inc. ‡	6,780	632
Celgene Corp. ‡	12,601	780
Dendreon Corp. ‡ ^	8,470	76
Capital Markets - 1.8%
Bank of New York Mellon Corp.	7,200	134
Goldman Sachs Group, Inc. ^	4,039	382
Invesco, Ltd.	19,320	300
Morgan Stanley	12,020	162
Northern Trust Corp. ^	1,950	68
State Street Corp. ^	13,966	449
Chemicals — 2.0%
Air Products & Chemicals, Inc. ^	6,924	529
Dow Chemical Co. ^	6,820	153
E.I. du Pont de Nemours & Co.	22,060	882
Georgia Gulf Corp. ‡ ^	3,770	52
Commercial Banks - 2.8%
First Republic Bank ‡ ^	4,970	115
SVB Financial Group ‡ ^	1,810	67
U.S. Bancorp ^	27,808	655
Wells Fargo & Co.	60,112	1,450
Zions Bancorporation ^	4,970	70
Communications Equipment - 2.0%
Cisco Systems, Inc.	62,565	969
QUALCOMM, Inc.	14,840	722
Computers & Peripherals - 5.0%
Apple, Inc. ‡	9,611	3,664
EMC Corp. ‡ ^	16,722	351
Hewlett-Packard Co.	12,400	278
Western Digital Corp. ‡	1,910	49
Construction & Engineering - 0.5%
Fluor Corp. ^	8,681	404
Consumer Finance - 1.7%
American Express Co. ^	16,760	752
Capital One Financial Corp. ^	18,190	721
Containers & Packaging - 0.4%
Ball Corp.	7,676	238
Sealed Air Corp. ^	8,610	144
Diversified Financial Services - 2.0%
Bank of America Corp. ^	85,993	526
Citigroup, Inc.	25,453	652
CME Group, Inc. — Class A	970	239
IntercontinentalExchange, Inc. ‡	2,629	311
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	41,380	1,180
Frontier Communications Corp. ^	8,166	50
Verizon Communications, Inc. ^	36,645	1,349
Electric Utilities - 1.9%
American Electric Power Co., Inc.	10,070	383
Exelon Corp. ^	5,240	223
Nextera Energy, Inc. ^	8,263	446
Northeast Utilities	15,590	525
Electrical Equipment - 0.8%
Emerson Electric Co.	17,218	711
Electronic Equipment & Instruments - 0.3%
TE Connectivity, Ltd.	8,551	241
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	7,664	354
Helmerich & Payne, Inc. ^	2,355	96
Nabors Industries, Ltd. ‡	2,210	27
National Oilwell Varco, Inc.	6,563	336
Schlumberger, Ltd.	14,269	852
Food & Staples Retailing - 2.4%
CVS Caremark Corp. ^	14,583	490
Kroger Co.	24,355	535
Sysco Corp.	10,040	260
Wal-Mart Stores, Inc.	14,170	735
Food Products - 2.3%
ConAgra Foods, Inc.	3,280	79
General Mills, Inc.	13,880	534
Kellogg Co. ^	3,440	183
Kraft Foods, Inc. — Class A ^	32,314	1,086
Tyson Foods, Inc. — Class A ^	2,310	40
Gas Utilities - 0.2%
AGL Resources, Inc. ^	4,970	202
Health Care Equipment & Supplies - 1.8%
Becton, Dickinson and Co.	6,420	471
Covidien PLC	17,000	749
St. Jude Medical, Inc.	9,106	330
Health Care Providers & Services - 2.3%
Aetna, Inc.	2,930	107
Express Scripts, Inc. ‡	3,930	146
Humana, Inc. ^	5,930	431
McKesson Corp.	6,657	484
Quest Diagnostics, Inc. ^	1,290	64
UnitedHealth Group, Inc.	15,560	717
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.	6,370	193
Marriott International, Inc. — Class A ^	8,170	223
McDonald’s Corp. ^	3,652	320
Wynn Resorts, Ltd. ^	1,770	204
Yum! Brands, Inc.	6,230	308

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica JPMorgan Enhanced Index VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Household Durables - 0.4%
D.R. Horton, Inc. ^	2,220	$20
Lennar Corp. — Class A ^	7,142	97
NVR, Inc. ‡ ^	240	145
Whirlpool Corp. ^	1,710	85
Household Products - 2.9%
Colgate-Palmolive Co.	2,430	215
Kimberly-Clark Corp. ^	3,170	225
Procter & Gamble Co. ^	32,390	2,047
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. ‡ ^	11,435	161
Industrial Conglomerates - 2.3%
3M Co.	6,369	457
General Electric Co.	60,285	919
Tyco International, Ltd. ^	14,178	578
Insurance - 3.1%
ACE, Ltd. ^	7,985	484
Aflac, Inc. ^	3,690	129
Axis Capital Holdings, Ltd.	7,452	193
Berkshire Hathaway, Inc. — Class B ‡ ^	10,590	752
Everest RE Group, Ltd.	2,422	192
Lincoln National Corp. ^	7,100	111
MetLife, Inc. ^	10,713	300
PartnerRe, Ltd.	680	36
Prudential Financial, Inc. ^	11,630	545
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. ‡^	4,934	1,067
Expedia, Inc. ^	1,470	38
Internet Software & Services - 0.9%
Google, Inc. — Class A ‡	1,424	732
IT Services - 3.9%
Accenture PLC — Class A	8,196	432
Cognizant Technology Solutions Corp. - Class A ‡	4,837	303
International Business Machines Corp. ^	12,460	2,180
Mastercard, Inc. — Class A ^	1,295	411
Western Union Co.	4,750	73
Machinery - 1.0%
Ingersoll-Rand PLC ^	2,590	73
ITT Corp. ^	1,507	63
Joy Global, Inc. ^	730	46
PACCAR, Inc. ^	18,950	640
Media - 3.2%
CBS Corp. — Class B ^	23,912	487
Comcast Corp. — Class A	22,363	467
DIRECTV — Class A ‡^	1,950	82
Time Warner, Inc. ^	29,230	877
Walt Disney Co. ^	27,583	832
Metals & Mining - 0.8%
Alcoa, Inc. ^	47,054	451
Freeport-McMoRan Copper & Gold, Inc.	730	22
Newmont Mining Corp.	3,965	249
Multiline Retail - 1.3%
Big Lots, Inc. ‡ ^	1,390	48
Family Dollar Stores, Inc. ^	5,760	293
Kohl’s Corp. ^	2,180	107
Macy’s, Inc.	10,030	264
Target Corp.	7,600	373
Multi-Utilities - 1.7%
CenterPoint Energy, Inc.	16,522	324
CMS Energy Corp. ^	6,550	130
Dominion Resources, Inc. ^	4,000	203
DTE Energy Co.	1,970	97
Public Service Enterprise Group,Inc. ^	9,170	306
Sempra Energy ^	7,400	381
Oil, Gas & Consumable Fuels - 9.4%
Chevron Corp.	22,330	2,066
ConocoPhillips	17,140	1,085
Consol Energy, Inc.	1,700	58
Devon Energy Corp.	3,333	185
Exxon Mobil Corp. ^	40,297	2,926
Marathon Oil Corp. ^	5,782	125
Marathon Petroleum Corp. ^	3,600	97
Occidental Petroleum Corp.	12,960	927
Southwestern Energy Co. ‡ ^	2,660	89
Williams Cos., Inc.	21,403	521
Pharmaceuticals - 6.0%
Abbott Laboratories ^	30,240	1,546
Johnson & Johnson	8,551	545
Merck & Co., Inc.	49,447	1,617
Mylan, Inc. ‡	9,510	162
Pfizer, Inc.	67,613	1,195
Teva Pharmaceutical Industries, Ltd. ADR	1,170	44
Real Estate Investment Trusts - 2.0%
Apartment Investment & Management Co. - Class A ^	7,040	156
Digital Realty Trust, Inc.	4,500	248
Duke Realty Corp. ^	12,770	134
Dupont Fabros Technology, Inc. ^	740	15
Equity Lifestyle Properties, Inc.	1,400	88
Lasalle Hotel Properties ^	2,410	46
Mack-Cali Realty Corp.	4,900	131
Realty Income Corp. ^	5,500	177
Regency Centers Corp.	4,100	145
Senior Housing Properties Trust ^	10,950	236
Ventas, Inc. ^	6,170	305
Road & Rail - 2.9%
CSX Corp.	46,819	875
Norfolk Southern Corp. ^	12,176	743
Union Pacific Corp.	10,330	844
Semiconductors & Semiconductor Equipment - 2.5%
Broadcom Corp. — Class A ‡	11,850	394
Freescale Semiconductor Holdings I, Ltd. ‡ ^	15,940	176
Intel Corp. ^	3,770	80
LAM Research Corp. ‡ ^	8,556	325
Novellus Systems, Inc. ‡ ^	2,927	80
NVIDIA Corp. ‡	10,730	134
Teradyne, Inc. ‡ ^	5,010	55
Texas Instruments, Inc. ^	12,800	341
Xilinx, Inc. ^	18,720	515
Software - 3.6%
Citrix Systems, Inc. ‡	1,573	86
Microsoft Corp.	76,417	1,902
Oracle Corp.	40,330	1,159

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica JPMorgan Enhanced Index VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Specialty Retail - 2.2%
AutoZone, Inc. ‡	2,463	$787
GameStop Corp. — Class A ‡ ^	1,060	24
Gap, Inc. ^	2,650	43
Home Depot, Inc.	11,050	364
Lowe’s Cos., Inc.	12,740	246
Staples, Inc. ^	3,787	50
TJX Cos., Inc.	6,097	338
Textiles, Apparel & Luxury Goods - 0.6%
Nike, Inc. — Class B	4,420	378
V.F. Corp. ^	1,243	151
Tobacco - 0.7%
Altria Group, Inc. ^	15,050	403
Philip Morris International, Inc.	3,110	194
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. ‡ ^	123,116	374

Total Common Stocks (cost $90,759)		83,962

	Principal	Value

U.S. GOVERNMENT OBLIGATION - 0.2%
U.S. Treasury Note
0.63% 06/30/2012 ф	$130	130
Total U.S. Government Obligation (cost $130)

	Shares	Value

SECURITIES LENDING COLLATERAL - 25.7%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.19% ▲	21,889,318	$21,889
Total Securities Lending Collateral (cost $21,889)

	Principal	Value

REPURCHASE AGREEMENT - 1.6%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $1,379 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, with a value of $1,409.	$1,379	1,379
Total Repurchase Agreement (cost $1,379)

Total Investment Securities (cost $114,157) #		107,360
Other Assets and Liabilities — Net		(22,029)

Net Assets		$85,331

FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
Description	Type	Contracts ┌	Expiration Date	(Depreciation)

S&P 500 E-Mini Index	Long	28	12/16/2011	$(46)
NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $21,052.

ф	This security, in the amount of $130, has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $114,157. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,648 and $9,445, respectively. Net unrealized depreciation for tax purposes is $6,797.

┌	Contract amounts are not in thousands.
DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica JPMorgan Enhanced Index VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY: Э

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011

Common Stocks	$81,362	$2,600	$—	$83,962
Repurchase Agreement	—	1,379	—	1,379
Securities Lending Collateral	21,889	—	—	21,889
U.S. Government Obligations	—	130	—	130

Total	$103,251	$4,109	$—	$107,360

Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments ₣	Prices	Inputs	Inputs	09/30/2011

Futures Contracts — Depreciation	$(46)	$—	$—	$(46)

Э	See the Notes to Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica JPMorgan Mid Cap Value VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.9%
Aerospace & Defense - 1.4%
Alliant Techsystems, Inc.	26,100	$1,423
L-3 Communications Holdings, Inc.	17,800	1,103
Beverages - 3.4%
Brown-Forman Corp. — Class B ^	13,674	959
Dr. Pepper Snapple Group, Inc.	42,100	1,633
Fortune Brands, Inc.	68,600	3,710
Building Products — 0.0%∞
Fortune Brands Home & Security, Inc. ‡	200	2
Capital Markets - 3.4%
Ameriprise Financial, Inc.	56,100	2,208
Invesco, Ltd.	88,600	1,374
Northern Trust Corp.	26,700	934
T. Rowe Price Group, Inc. ^	36,000	1,720
Chemicals - 4.1%
Airgas, Inc.	27,200	1,736
Albemarle Corp.	33,500	1,353
Sherwin-Williams Co.	30,800	2,290
Sigma-Aldrich Corp. ^	34,900	2,156
Commercial Banks - 5.6%
BancorpSouth, Inc. ^	34,100	299
City National Corp. ^	38,800	1,465
Cullen/Frost Bankers, Inc. ^	31,900	1,463
Fifth Third Bancorp	173,300	1,750
Huntington Bancshares, Inc.	128,600	617
M&T Bank Corp.	33,600	2,350
SunTrust Banks, Inc.	86,700	1,556
Zions Bancorporation ^	58,700	826
Commercial Services & Supplies - 2.4%
Republic Services, Inc. — Class A	156,250	4,384
Containers & Packaging - 3.5%
Ball Corp.	92,400	2,866
Rock-Tenn Co. — Class A	31,100	1,514
Silgan Holdings, Inc.	56,530	2,077
Distributors - 1.0%
Genuine Parts Co. ^	37,800	1,920
Diversified Telecommunication Services - 1.0%
CenturyLink, Inc.	55,700	1,845
Electric Utilities - 4.1%
Northeast Utilities	32,400	1,090
NV Energy, Inc.	95,700	1,408
Westar Energy, Inc. ^	98,400	2,599
Wisconsin Energy Corp.	78,800	2,466
Electrical Equipment - 2.9%
AMETEK, Inc.	54,049	1,782
Cooper Industries PLC — Class A ^	41,100	1,896
Regal Beloit Corp. ^	36,800	1,670
Electronic Equipment & Instruments - 3.3%
Amphenol Corp. — Class A	42,700	1,741
Arrow Electronics, Inc. ‡	57,300	1,592
TE Connectivity, Ltd.	96,500	2,715
Food Products - 3.1%
Hershey Co.	20,600	1,220
JM Smucker Co.	32,900	2,398
Ralcorp Holdings, Inc. ‡	26,800	2,056
Gas Utilities - 4.3%
Energen Corp.	77,800	3,182
EQT Corp.	31,000	1,654
Oneok, Inc.	45,600	3,011
Health Care Equipment & Supplies - 1.0%
Becton, Dickinson and Co.	25,800	1,892
Health Care Providers & Services - 4.8%
AmerisourceBergen Corp. — Class A	49,780	1,855
Coventry Health Care, Inc. ‡	49,950	1,439
HCA Holdings, Inc. ‡	41,900	845
Humana, Inc.	29,200	2,124
Lincare Holdings, Inc.	112,050	2,521
Hotels, Restaurants & Leisure - 3.6%
Darden Restaurants, Inc. ^	51,724	2,211
Marriott International, Inc. — Class A ^	88,719	2,417
Royal Caribbean Cruises, Ltd.	27,900	604
Yum! Brands, Inc.	27,900	1,378
Household Durables - 2.3%
Jarden Corp. ^	45,000	1,272
Mohawk Industries, Inc. ‡ ^	25,900	1,111
Snap-On, Inc.	41,700	1,852
Household Products - 0.9%
Energizer Holdings, Inc. ‡	24,200	1,608
Industrial Conglomerates - 0.8%
Carlisle Cos., Inc. ^	46,300	1,476
Insurance - 9.7%
AON Corp.	37,800	1,587
Arch Capital Group, Ltd. ‡	29,300	957
Chubb Corp.	27,800	1,668
Loews Corp.	100,700	3,478
Old Republic International Corp. ^	160,305	1,430
OneBeacon Insurance Group, Ltd. — Class A ^	71,211	971
Principal Financial Group, Inc.	39,100	886
Torchmark Corp.	23,150	807
Transatlantic Holdings, Inc.	28,700	1,393
WR Berkley Corp. ^	88,700	2,634
XL Group PLC — Class A	111,700	2,100
Internet & Catalog Retail - 0.9%
Expedia, Inc. ^	61,300	1,578
Media - 4.0%
AMC Networks, Inc. ‡	17,825	570
Cablevision Systems Corp. — Class A	82,600	1,299
CBS Corp. — Class B	80,700	1,645
Clear Channel Outdoor Holdings, Inc. -Class A ‡	74,901	701
DISH Network Corp. — Class A ‡	54,480	1,365
Gannett Co., Inc. ^	133,500	1,272
Washington Post Co. — Class B ^	1,325	433
Multiline Retail - 2.0%
Family Dollar Stores, Inc. ^	27,400	1,394
Kohl’s Corp.	45,400	2,229
Multi-Utilities - 6.3%
CenterPoint Energy, Inc.	46,900	920
CMS Energy Corp. ^	165,400	3,274
NSTAR	50,200	2,249
Sempra Energy	44,300	2,281
Xcel Energy, Inc. ^	120,500	2,976

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica JPMorgan Mid Cap Value VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Oil, Gas & Consumable Fuels - 4.2%
CVR Energy, Inc. ‡	29,900	$632
Devon Energy Corp.	42,900	2,378
Newfield Exploration Co. ‡	32,500	1,290
Teekay Corp. ^	36,500	825
Williams Cos., Inc.	103,700	2,525
Real Estate Investment Trusts - 2.5%
HCP, Inc.	40,600	1,423
Regency Centers Corp. ^	44,300	1,565
Vornado Realty Trust	21,760	1,624
Real Estate Management & Development - 0.6%
Brookfield Office Properties, Inc.	82,975	1,143
Semiconductors & Semiconductor Equipment - 0.8%
Analog Devices, Inc.	50,100	1,566
Software - 2.3%
Jack Henry & Associates, Inc. ^	75,600	2,191
Synopsys, Inc. ‡	81,533	1,986
Specialty Retail - 6.0%
AutoZone, Inc. ‡	6,750	2,155
Bed Bath & Beyond, Inc. ‡	36,600	2,098
Gap, Inc.	114,500	1,859
PetSmart, Inc.	26,400	1,126
Tiffany & Co.	24,400	1,484
TJX Cos., Inc.	46,100	2,556
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp. ^	25,700	1,497
Thrifts & Mortgage Finance - 1.2%
Capitol Federal Financial, Inc.	59,400	627
People’s United Financial, Inc. ^	140,970	1,607
Wireless Telecommunication Services - 0.7%
Telephone & Data Systems, Inc. (Special Shares) — Class L	66,432	1,313

Total Common Stocks (cost $179,105)		182,185

SECURITIES LENDING COLLATERAL - 13.0%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.19% ▲	23,949,934	23,950
Total Securities Lending Collateral (cost $23,950)

	Principal	Value

REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $1,848 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/15/2039, with a value of $1,887.	$1,848	1,848
Total Repurchase Agreement (cost $1,848)

Total Investment Securities (cost $204,903) #		207,983
Other Assets and Liabilities — Net		(23,746)

Net Assets		$184,237

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $23,348.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $204,903. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $17,311 and $14,231, respectively. Net unrealized appreciation for tax purposes is $3,080.
VALUATION SUMMARY: Э

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011

Common Stocks	$174,045	$8,140	$—	$182,185
Repurchase Agreement	—	1,848	—	1,848
Securities Lending Collateral	23,950	—	—	23,950

Total	$197,995	$9,988	$—	$207,983

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 23.1%
U.S. Treasury Bond
4.38%, 11/15/2039	$100	$129
4.50%, 02/15/2036	500	647
5.38%, 02/15/2031	50	70
8.75%, 05/15/2020 - 08/15/2020	1,500	2,363
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	53	68
U.S. Treasury Note
0.63%, 06/30/2012 γ	70	70
0.88%, 01/31/2012 γ	2,245	2,251
2.00%, 04/30/2016	4,000	4,208
2.38%, 10/31/2014	5,000	5,293
2.63%, 04/30/2018	1,000	1,081
3.13%, 04/30/2013 - 10/31/2016	5,900	6,337
3.25%, 12/31/2016	6,000	6,681
U.S. Treasury STRIPS
1.26%, 08/15/2017▲	1,500	1,392
1.39%, 02/15/2018▲	1,200	1,098
1.90%, 05/15/2020▲	5,550	4,711
1.95%, 08/15/2020▲	3,800	3,194
2.16%, 11/15/2021▲	500	402
2.99%, 08/15/2029▲	100	59
3.00%, 11/15/2029▲	50	29
3.01%, 02/15/2030 - 08/15/2030▲	1,300	746
3.03%, 11/15/2030▲	450	252
3.08%, 11/15/2032 - 05/15/2033▲	400	206
3.09%, 11/15/2033▲	150	76
3.10%, 02/15/2034▲	300	150
3.11%, 05/15/2034▲	50	25

Total U.S. Government Obligations (cost $38,921)		41,538

U.S. GOVERNMENT AGENCY OBLIGATIONS - 31.1%
Fannie Mae
0.45%, 03/25/2045 *	290	290
0.52%, 07/25/2036 *	503	502
0.83%, 04/25/2040 *	240	241
2.49%, 10/01/2017	984	1,000
2.69%, 10/01/2017	750	769
2.97%, 11/01/2018	986	1,016
3.23%, 11/01/2020	750	773
3.29%, 10/01/2020	1,000	1,034
3.38%, 01/01/2018	500	526
3.59%, 12/01/2020	1,483	1,559
3.65%, 07/25/2021	433	455
3.73%, 06/25/2021	250	263
3.74%, 06/01/2018	399	428
3.76%, 07/25/2021	500	529
4.00%, 05/25/2033	200	218
4.25%, 04/01/2021	1,050	1,147
4.30%, 04/01/2021	450	494
4.33%, 04/01/2021	398	450
4.36%, 03/01/2020	405	445
4.38%, 04/01/2021	500	551
4.39%, 05/01/2021	300	331
4.48%, 02/01/2021	497	552
4.53%, 12/01/2019	986	1,097
4.54%, 01/01/2020	713	794
4.78%, 12/01/2019	1,057	1,189
5.00%, 10/25/2025 - 06/01/2033	757	833
5.25%, 05/25/2039	510	553
5.50%, 03/25/2022 - 07/25/2038	6,303	6,991
6.00%, 08/01/2021 - 12/01/2032	6,267	6,898
Fannie Mae, PO
10/25/2024 - 05/25/2037	963	925
Fannie Mae STRIPS, PO
08/01/2032	165	152
Freddie Mac
3.50%, 05/15/2021	500	535
4.50%, 02/15/2020 - 05/01/2041	5,944	6,250
4.91%, 02/01/2036 *	384	410
5.00%, 07/15/2020 - 06/15/2025	1,900	2,134
5.30%, 01/15/2033	217	241
5.36%, 12/01/2031 *	70	75
5.50%, 11/15/2023 - 06/15/2035	4,834	5,397
5.70%, 10/15/2038 *	284	308
5.85%, 09/15/2035	777	874
6.00%, 01/01/2024 - 04/15/2036	765	877
6.50%, 07/01/2017 - 01/01/2035	2,011	2,240
23.42%, 06/15/2035 *	171	240
Freddie Mac, IO
5.00%, 10/15/2039	476	73
Freddie Mac, PO
09/15/2032 - 01/15/2040	1,590	1,515
Ginnie Mae
5.50%, 01/16/2033	257	304
Ginnie Mae, IO
6.37%, 05/20/2041 *	908	125
Ginnie Mae, PO
03/20/2031 - 02/17/2033	482	449
Residual Funding Corp. STRIPS, PO
2.32%, 07/15/2020▲	1,000	828

Total U.S. Government Agency Obligations (cost $54,671)		55,880

MORTGAGE-BACKED SECURITIES - 5.6%
ASG Resecuritization Trust
Series 2009-4, Class A60
6.00%, 06/28/2037 - 144A	127	132
Banc of America Mortgage Securities, Inc.
Series 2004-5, Class 2A2
5.50%, 06/25/2034	224	233
BCAP LLC Trust
Series 2010-RR4, Class 12A1
4.00%, 07/26/2036 - 144A *	141	125
Series 2011-RR5, Class 11A3
0.39%, 05/28/2036 - 144A *	143	133
Series 2011-RR5, Class 14A3
2.84%, 07/26/2036 - 144A *	212	203

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-4, Class 3A1
4.99%, 07/25/2033 *	$117	$112
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR4, Class A3
5.47%, 06/11/2041 *	100	107
Bear Stearns Commercial Mortgage Securities, IO
Series 2005-PWR8, Class X1
0.30%, 06/11/2041 - 144A *	2,614	40
Chase Mortgage Finance Corp.
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	166	173
Series 2006-C5, Class A4
5.43%, 10/15/2049	100	109
Series 2007-A1, Class 1A3
2.88%, 02/25/2037 *	215	207
Series 2007-A2, Class 2A1
2.86%, 07/25/2037 *	92	86
Citigroup Mortgage Loan Trust, Inc.
Series 2011-3, Class 1A1
0.31%, 02/25/2047 - 144A *	118	116
Citigroup/Deutsche Bank Commercial Mortgage Trust, IO
Series 2007-CD4, Class XC
0.17%, 12/11/2049 - 144A *	9,644	81
Countrywide Alternative Loan Trust
Series 2004-13CB, Class A1
5.25%, 07/25/2034	223	225
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-39, Class A6
5.00%, 10/25/2033	150	147
Series 2004-3, Class A4
5.75%, 04/25/2034	154	159
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	192	195
Credit Suisse Mortgage Capital Certificates
Series 2011-6R, Class 3A1
2.87%, 07/28/2036 - 144A *	110	104
Series 2011-7R, Class A1
1.47%, 08/28/2047 - 144A *	269	269
Series 2011-9R, Class A1
2.22%, 03/27/2046 - 144A *	284	283
Deutsche Mortgage Securities, Inc.
Series 2009-RS2, Class 4A1
0.35%, 04/26/2037 - 144A *	40	39
GMAC Commercial Mortgage Securities, Inc.
Series 2005-C1, Class AM
4.75%, 05/10/2043	100	101
GMAC Mortgage Corp., Loan Trust
Series 2004-J5, Class A7
6.50%, 01/25/2035	98	103
GSR Mortgage Loan Trust
Series 2003-10, Class 1A1
4.66%, 10/25/2033 *	142	141
Series 2004-6F, Class 2A4
5.50%, 05/25/2034	449	468
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	131	135
Impac CMB Trust
Series 2005-4, Class 2A1
0.53%, 05/25/2035 *	134	113
Impac Secured Assets CMN Owner Trust
Series 2006-1, Class 2A1
0.58%, 05/25/2036 *	71	63
Series 2006-2, Class 2A1
0.58%, 08/25/2036 *	97	84
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2003-PM1A, Class A4
5.33% *, 08/12/2040 *	150	158
Series 2004-CB8, Class A4
4.40%, 01/12/2039	125	131
Series 2004-CB9, Class A4
5.79%, 06/12/2041 *	100	108
Series 2006-CB16, Class A4
5.55%, 05/12/2045	125	134
Series 2006-LDP9, Class A3SF
0.38%, 05/15/2047 *	100	90
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1
4.72%, 02/25/2034 *	116	112
Series 2006-A2, Class 5A3
2.90%, 11/25/2033 *	163	150
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A4
4.37%, 03/15/2036	107	112
LVII Resecuritization Trust
Series 2009-2, Class A5
3.00%, 09/27/2037 - 144A *	146	146
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 3A7
2.72%, 11/21/2034 *	100	93
MASTR Alternative Loans Trust
Series 2004-5, Class 5A1
4.75%, 06/25/2019	139	143
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6
5.25%, 12/25/2033	226	234
Merrill Lynch/Countrywide Commercial Mortgage Trust, IO
Series 2006-4, Class XC
0.34%, 12/12/2049 - 144A *	2,817	35
Morgan Stanley Capital I
Series 2004-HQ4, Class A7
4.97%, 04/14/2040	125	132

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I, IO
Series 2006-IQ12, Class X1
0.20%, 12/15/2043 - 144A *	$3,574	$47
Series 2007-HQ11, Class X
0.40%, 02/12/2044 - 144A *	6,132	50
Morgan Stanley Re-REMIC Trust
Series 2009-IO, Class A2
5.00%, 07/17/2056 - 144A	200	204
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	267	266
Residential Accredit Loans, Inc.
Series 2004-QA4, Class NB3
2.36%, 09/25/2034 *	84	77
Sequoia Mortgage Trust
Series 2003-1, Class 1A
0.61%, 04/20/2033 *	119	105
Series 2004-11, Class A1
0.53%, 12/20/2034 *	150	123
Springleaf Mortgage Loan Trust
Series 2011-1A, Class A1
4.05%, 01/25/2058 - 144A *	96	96
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-4, Class 5A
5.47%, 04/25/2034 *	91	85
Series 2004-6, Class 5A4
4.93%, 06/25/2034 *	100	94
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 1A1
0.89%, 10/19/2034 *	94	77
Structured Asset Securities Corp.
Series 2003-15A, Class 2A1
2.50%, 04/25/2033 *	153	140
Series 2003-30, Class 1A5
5.50%, 10/25/2033	160	166
Series 2003-37A, Class 2A
5.02%, 12/25/2033 *	37	36
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1
0.87%, 09/25/2043 *	188	169
Vericrest Opportunity Loan Transferee
Series 2011-NL1A, Class A1
5.93%, 12/26/2050 - 144A	87	87
Series 2011-NL2A, Class A1
5.68%, 06/25/2051 - 144A Ə	100	100
Series 2011-NL2A, Class A2
9.32%, 06/25/2051 - 144A Ə	100	100
Wachovia Bank Commercial Mortgage Trust
Series 2003-C9, Class A4
5.01%, 12/15/2035 *	150	158
Series 2004-C11, Class A5
5.22%, 01/15/2041 *	116	123
Wachovia Bank Commercial Mortgage Trust, IO
Series 2006-C24, Class XC
0.08%, 03/15/2045 - 144A *	11,521	51
WaMu Mortgage Pass-Through Certificates
Series 2003-AR5, Class A7
2.58%, 06/25/2033 *	206	197
Series 2003-AR6, Class A1
2.57%, 06/25/2033 *	135	126
Series 2003-AR10, Class A7
2.53%, 10/25/2033 *	145	137
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	142	145
Series 2004-CB2, Class 7A
5.50%, 08/25/2019	124	130
Series 2004-CB3, Class 3A
5.50%, 10/25/2019	159	162
Wells Fargo Mortgage Backed Securities Trust
Series 2003-11, Class 2A1
4.75%, 10/25/2018	83	86
Series 2004-8, Class A1
5.00%, 08/25/2019	84	87
Series 2004-R, Class 2A1
2.62%, 09/25/2034 *	131	123
Series 2005-AR8, Class 2A1
2.74%, 06/25/2035 *	100	93
Series 2005-AR9, Class 2A1
2.70%, 05/25/2035 *	105	97
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class A4
4.38%, 03/15/2044 - 144A	100	101

Total Mortgage-Backed Securities (cost $10,215)		10,102

ASSET-BACKED SECURITIES — 1.2%
AH Mortgage Advance Trust
Series SART-1, Class A1
2.63%, 05/10/2042 - 144A	78	78
Series SART-1, Class A2
3.37%, 05/10/2043 - 144A	221	220
Series SART-2, Class A1
3.40%, 09/15/2043 - 144A	133	133
Series SART-2, Class B1
6.90%, 09/15/2043 - 144A	50	50
American Airlines Pass-Through Trust
Series 2011-2, Class A
8.63%, 10/15/2021	35	35
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class A2
0.84%, 11/10/2014	116	116
Series 2011-4, Class A2
0.92%, 03/09/2015	33	33
Series 2011-4, Class A3
1.17%, 05/09/2016	94	94
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-2, Class 2A2
0.79%, 02/25/2033 *	162	150
Chrysler Financial Auto Securitization Trust
Series 2010-A, Class B
1.65%, 11/08/2013	150	150

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES (continued)
CNH Equipment Trust
Series 2011-A, Class A3
1.20%, 05/16/2016	$50	$50
Series 2011-A, Class A4
2.04%, 10/17/2016	53	54
Ford Credit Auto Lease Trust
Series 2011-A, Class A2
0.74%, 09/15/2013	120	120
Ford Credit Auto Owner Trust
Series 2011-B, Class A2
0.68%, 01/15/2014	100	100
Hyundai Auto Receivables Trust
Series 2011-B, Class A3
1.04%, 09/15/2015	$51	51
Series 2011-B, Class A4
1.65%, 02/15/2017	57	58
Mercedes-Benz Auto Receivables Trust
Series 2011-1, Class A3
0.85%, 03/16/2015	99	99
Real Estate Asset Trust
Series 2011-3A, Class A1
5.44%, 06/25/2031 - 144A	47	47
Residential Asset Mortgage Products, Inc.
Series 2004-RZ1, Class M1
4.32%, 03/25/2034 *	201	126
Santander Drive Auto Receivables Trust
Series 2010-A, Class A4
2.39%, 06/15/2017 - 144A	100	102
Series 2011-S2A, Class B
2.06%, 06/15/2017 - 144A	25	25
Soundview Home Equity Loan Trust
Series 2003-2, Class M2
1.88%, 11/25/2033 *	265	215
Westlake Automobile Receivables Trust
Series 2011-1A, Class A2
1.08%, 07/15/2013 - 144A	33	33
Westlake Automobile Receivables Trust
Series 2011-1A, Class A3
1.49%, 06/16/2014 - 144A	47	47

Total Asset-Backed Securities (cost $2,167)		2,186

CORPORATE DEBT SECURITIES - 7.8%
Australia - 0.2%
National Australia Bank, Ltd.
3.00%, 07/27/2016 - 144A	200	200
Rio Tinto Finance USA, Ltd.
3.75%, 09/20/2021	20	20
4.13%, 05/20/2021	80	82
Canada - 0.1%
Canadian Natural Resources, Ltd.
7.20%, 01/15/2032	50	64
EnCana Corp.
6.50%, 08/15/2034	40	45
Petro-Canada
5.35%, 07/15/2033	50	50
Royal Bank of Canada
2.30%, 07/20/2016	55	56
Talisman Energy, Inc.
7.75%, 06/01/2019	40	49
Thomson Reuters Corp.
3.95%, 09/30/2021	45	45
Toronto-Dominion Bank
2.50%, 07/14/2016	57	59
France - 0.0%∞
France Telecom SA
2.75%, 09/14/2016	17	17
Luxembourg - 0.0%∞
Schlumberger Investment SA
3.30%, 09/14/2021 - 144A	23	23
Netherlands - 0.0%∞
Deutsche Telekom International Finance BV
8.75%, 06/15/2030	30	40
Shell International Finance BV
4.30%, 09/22/2019	50	56
Supranational - 0.0% ∞
Corp Andina de Fomento
3.75%, 01/15/2016	64	65
Sweden - 0.1%
Nordea Bank AB
4.88%, 05/13/2021 - 144A	200	171
Switzerland - 0.3%
Credit Suisse
6.00%, 02/15/2018	145	147
Tyco International, Ltd.
7.00%, 12/15/2019	45	57
UBS AG
5.75%, 04/25/2018	120	123
United Kingdom - 0.4%
Barclays Bank PLC
6.75%, 05/22/2019	100	108
HSBC Bank PLC
1.63%, 07/07/2014 - 144A	200	201
3.10%, 05/24/2016 - 144A	150	149
HSBC Holdings PLC
5.10%, 04/05/2021	70	72
SABMiller PLC
5.70%, 01/15/2014 - 144A	50	55
United States - 6.7%
AGL Capital Corp.
3.50%, 09/15/2021	52	51
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 - 144A	20	21
American Express Co.
7.00%, 03/19/2018	120	142
American Water Capital Corp.
6.09%, 10/15/2017	40	47
Amgen, Inc.
5.65%, 06/15/2042	31	37
Anheuser-Busch InBev Worldwide, Inc.
1.50%, 07/14/2014	18	18
8.20%, 01/15/2039	20	30
AON Corp.
3.13%, 05/27/2016	29	29
Apache Corp.
6.90%, 09/15/2018	50	63
Appalachian Power Co.
6.70%, 08/15/2037	25	32

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

United States (continued)
Arizona Public Service Co.
5.05%, 09/01/2041	$23	$25
Arrow Electronics, Inc.
7.50%, 01/15/2027	60	69
Associates Corp.
6.95%, 11/01/2018	200	221
AT&T, Inc.
4.45%, 05/15/2021	150	161
Bank of America Corp.
4.90%, 05/01/2013	50	50
5.00%, 05/13/2021	110	98
5.63%, 07/01/2020	100	92
7.63%, 06/01/2019	200	210
Bank of America Corp. — Series MTNL
5.65%, 05/01/2018	105	100
Bank of New York Mellon Corp.
3.55%, 09/23/2021	19	19
4.15%, 02/01/2021	55	58
BB&T Corp.
5.20%, 12/23/2015	100	107
BellSouth Corp.
6.88%, 10/15/2031	110	137
Berkshire Hathaway Finance Corp.
5.40%, 05/15/2018	200	228
Berkshire Hathaway, Inc.
3.75%, 08/15/2021	122	124
Bunge, Ltd. Finance Corp.
8.50%, 06/15/2019	80	99
Burlington Northern Santa Fe LLC
3.45%, 09/15/2021	40	41
5.40%, 06/01/2041	60	68
Capital One Bank USA NA
8.80%, 07/15/2019	250	294
Carolina Power & Light Co.
3.00%, 09/15/2021	67	67
Centel Capital Corp.
9.00%, 10/15/2019	25	28
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	100	103
6.13%, 11/01/2017	30	35
CenturyLink, Inc.
6.45%, 06/15/2021	60	56
7.60%, 09/15/2039	40	36
Citigroup, Inc.
4.59%, 12/15/2015	57	59
4.75%, 05/19/2015	25	26
8.50%, 05/22/2019	200	241
Cleveland Electric Illuminating Co.
8.88%, 11/15/2018	20	27
Comcast Cable Communications LLC
8.88%, 05/01/2017	100	128
ConocoPhillips
5.75%, 02/01/2019	90	108
CRH America, Inc.
6.00%, 09/30/2016	22	24
Crown Castle Towers LLC
3.21%, 08/15/2015 - 144A	60	61
CSX Corp.
4.25%, 06/01/2021	23	24
7.90%, 05/01/2017	55	69
CVS Caremark Corp.
4.13%, 05/15/2021	80	84
Daimler Finance North America LLC
2.63%, 09/15/2016 - 144A	150	146
Danaher Corp.
3.90%, 06/23/2021	33	35
DIRECTV Holdings LLC
6.38%, 03/01/2041	85	95
Discovery Communications LLC
4.38%, 06/15/2021	37	38
Dominion Resources, Inc.
4.90%, 08/01/2041	11	11
6.30%, 03/15/2033	50	60
Dow Chemical Co.
8.55%, 05/15/2019	90	114
Duke Energy Carolinas LLC
3.90%, 06/15/2021	100	107
E.I. du Pont de Nemours & Co.
5.60%, 12/15/2036	30	37
6.00%, 07/15/2018	30	37
ERAC USA Finance LLC
4.50%, 08/16/2021 - 144A	35	35
ERP Operating, LP
5.25%, 09/15/2014	60	65
Florida Power & Light Co.
5.13%, 06/01/2041	30	35
Fluor Corp.
3.38%, 09/15/2021	29	29
FUEL Trust
3.98%, 06/15/2016 - 144A	200	196
Gap, Inc.
5.95%, 04/12/2021	27	25
General Electric Capital Corp.
4.38%, 09/16/2020	110	112
4.63%, 01/07/2021	150	156
5.63%, 05/01/2018	200	219
6.00%, 08/07/2019	230	258
Goldman Sachs Group, Inc.
5.25%, 07/27/2021	46	45
6.00%, 06/15/2020	275	284
7.50%, 02/15/2019	200	223
Great Plains Energy, Inc.
4.85%, 06/01/2021	14	15
GTP Acquisition Partners I LLC
4.35%, 06/15/2016 - 144A	61	61
Hewlett-Packard Co.
4.30%, 06/01/2021	67	68
6.00%, 09/15/2041	70	73
Intel Corp.
3.30%, 10/01/2021	30	31
4.80%, 10/01/2041	33	35
International Business Machines Corp.
1.95%, 07/22/2016	100	101

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

United States (continued)
Intuit, Inc.
5.75%, 03/15/2017	$60	$67
Jefferies Group, Inc.
8.50%, 07/15/2019	145	161
Johnson Controls, Inc.
4.25%, 03/01/2021	40	42
Kansas City Power & Light Co.
5.30%, 10/01/2041	60	61
Kraft Foods, Inc.
6.50%, 08/11/2017	75	89
Kroger Co.
6.15%, 01/15/2020	30	36
8.00%, 09/15/2029	25	34
Lincoln National Corp.
4.85%, 06/24/2021	7	7
Lockheed Martin Corp.
2.13%, 09/15/2016	16	16
4.85%, 09/15/2041	12	13
Manufacturers & Traders Trust Co.
6.63%, 12/04/2017	250	291
Medco Health Solutions, Inc.
7.13%, 03/15/2018	60	73
Merrill Lynch & Co., Inc.
6.40%, 08/28/2017	100	97
Metropolitan Life Global Funding I
2.00%, 01/10/2014 - 144A	150	151
3.65%, 06/14/2018 - 144A	120	122
Morgan Stanley
5.50%, 07/28/2021	20	19
5.63%, 09/23/2019	300	281
7.30%, 05/13/2019	250	258
National City Corp.
4.90%, 01/15/2015	60	65
National Semiconductor Corp.
3.95%, 04/15/2015	40	43
6.60%, 06/15/2017	60	73
Nationwide Mutual Insurance Co.
6.60%, 04/15/2034 - 144A	15	14
9.38%, 08/15/2039 - 144A	30	35
NBCUniversal Media LLC
4.38%, 04/01/2021	150	155
Nevada Power Co.
6.50%, 08/01/2018	25	30
7.13%, 03/15/2019	50	62
News America, Inc.
6.65%, 11/15/2037	100	110
NiSource Finance Corp.
6.80%, 01/15/2019	80	93
Norfolk Southern Corp.
6.00%, 05/23/2111	95	112
Occidental Petroleum Corp.
1.75%, 02/15/2017	17	17
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018	50	61
PACCAR Financial Corp.
1.55%, 09/29/2014	28	28
Pacific Gas & Electric Co.
3.25%, 09/15/2021	11	11
Pennsylvania Electric Co.
6.05%, 09/01/2017	40	46
PepsiCo, Inc.
3.00%, 08/25/2021	17	17
PNC Funding Corp.
2.70%, 09/19/2016	48	48
PPG Industries, Inc.
3.60%, 11/15/2020	50	52
6.65%, 03/15/2018	50	62
Prudential Insurance Co. of America
8.30%, 07/01/2025 - 144A	150	196
PSEG Power LLC
4.15%, 09/15/2021	23	23
5.32%, 09/15/2016	50	55
Qwest Corp.
6.75%, 12/01/2021	67	65
Ryder System, Inc.
3.50%, 06/01/2017	43	45
Sempra Energy
9.80%, 02/15/2019	80	113
Simon Property Group, LP
4.38%, 03/01/2021	60	61
Southern California Edison Co.
3.88%, 06/01/2021	18	20
Southern Co.
1.95%, 09/01/2016	23	23
Southern Power Co.
5.15%, 09/15/2041	25	26
Southwestern Electric Power Co.
6.45%, 01/15/2019	50	60
Southwestern Public Service Co.
8.75%, 12/01/2018	80	109
Spectra Energy Capital LLC
7.50%, 09/15/2038	30	39
Time Warner Cable, Inc.
5.50%, 09/01/2041	14	14
6.55%, 05/01/2037	100	111
8.75%, 02/14/2019	105	134
Toyota Motor Credit Corp.
2.00%, 09/15/2016	90	90
U.S. Bancorp
4.13%, 05/24/2021	37	40
Union Carbide Corp.
7.50%, 06/01/2025	40	47
Union Pacific Corp.
4.16%, 07/15/2022 - 144A	87	92
United Technologies Corp.
6.13%, 02/01/2019	50	61
Verizon Communications, Inc.
8.75%, 11/01/2018	180	241
8.95%, 03/01/2039	30	46
Verizon Global Funding Corp.
7.75%, 12/01/2030	80	110

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

United States (continued)
Wachovia Bank NA
5.60%, 03/15/2016	$300	$327
Wachovia Corp.
5.75%, 02/01/2018	280	315
WEA Finance LLC
6.75%, 09/02/2019 - 144A	60	66
Wells Fargo & Co.
5.63%, 12/11/2017	50	57
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2	2
Xcel Energy, Inc.
4.80%, 09/15/2041	3	3
Xerox Corp.
4.50%, 05/15/2021	24	24

Total Corporate Debt Securities (cost $14,168)		14,114

	Shares	Value

COMMON STOCKS - 14.0%
Bermuda - 0.0%∞
Axis Capital Holdings, Ltd.	2,237	58
Everest RE Group, Ltd.	719	57
Freescale Semiconductor Holdings I, Ltd. ‡	4,797	53
Invesco, Ltd.	5,808	90
Nabors Industries, Ltd. ‡	666	8
PartnerRe, Ltd.	202	11
Ireland - 0.2%
Accenture PLC — Class A	2,458	129
Covidien PLC	5,128	226
Ingersoll-Rand PLC	762	21
Israel - 0.0%∞
Teva Pharmaceutical Industries, Ltd. ADR	350	13
Netherland Antilles - 0.1%
Schlumberger, Ltd.	4,297	257
Panama - 0.0%∞
Carnival Corp.	1,922	58
Switzerland - 0.2%
ACE, Ltd.	2,404	146
TE Connectivity, Ltd.	2,568	72
Tyco International, Ltd.	4,259	174
United States - 13.5%
3M Co.	1,945	140
Abbott Laboratories	9,120	466
Aetna, Inc.	867	32
Aflac, Inc.	1,120	39
AGL Resources, Inc.	1,509	61
Air Products & Chemicals, Inc.	2,084	159
Alcoa, Inc.	14,167	135
Altria Group, Inc.	4,530	121
Amazon.com, Inc. ‡	1,499	325
American Electric Power Co., Inc.	3,040	116
American Express Co.	5,061	228
Apartment Investment & Management Co. — Class A REIT	2,108	47
Apple, Inc. ‡	2,914	1,111
AT&T, Inc.	12,467	356
AutoZone, Inc. ‡	731	234
Baker Hughes, Inc.	2,302	106
Ball Corp.	2,307	71
Bank of America Corp.	25,919	159
Bank of New York Mellon Corp.	2,167	40
Becton, Dickinson and Co.	1,933	142
Berkshire Hathaway, Inc. — Class B ‡	3,188	225
Big Lots, Inc. ‡	414	14
Biogen Idec, Inc. ‡	2,044	190
Broadcom Corp. — Class A	3,570	118
Calpine Corp. ‡	3,458	49
Capital One Financial Corp.	5,483	217
CBS Corp. — Class B	7,213	147
Celgene Corp. ‡	3,798	236
CenterPoint Energy, Inc.	4,997	98
Chevron Corp.	6,749	624
Cisco Systems, Inc.	18,860	292
Citigroup, Inc.	7,688	196
Citrix Systems, Inc. ‡	472	26
CME Group, Inc. — Class A	291	72
CMS Energy Corp.	1,972	39
Coca-Cola Co.	6,776	457
Cognizant Technology Solutions Corp. - Class A ‡	1,462	92
Colgate-Palmolive Co.	718	64
Comcast Corp. — Class A	6,753	141
ConAgra Foods, Inc.	1,007	24
ConocoPhillips	5,164	327
Consol Energy, Inc.	506	17
Constellation Brands, Inc. — Class A ‡	1,031	19
CSX Corp.	14,086	264
CVS Caremark Corp.	4,385	147
D.R. Horton, Inc.	661	6
Dendreon Corp. ‡	2,560	23
Devon Energy Corp.	1,018	56
Digital Realty Trust, Inc. REIT	1,350	74
DIRECTV -Class A ‡	576	24
Dominion Resources, Inc.	1,530	78
Dow Chemical Co.	2,028	46
Dr. Pepper Snapple Group, Inc.	1,770	69
DTE Energy Co.	581	28
Duke Realty Corp. REIT	3,899	41
Dupont Fabros Technology, Inc. REIT	218	4
E.I. du Pont de Nemours & Co.	6,639	266
EMC Corp. ‡	5,049	106
Emerson Electric Co.	5,203	215
Equity Lifestyle Properties, Inc. REIT	410	26
Exelon Corp.	1,584	67
Expedia, Inc.	442	11
Express Scripts, Inc. ‡	1,198	44
Exxon Mobil Corp.	12,127	880
Family Dollar Stores, Inc.	1,829	93
First Republic Bank ‡	1,516	35
Fluor Corp.	2,606	121

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

United States (continued)
Freeport-McMoRan Copper & Gold, Inc.	216	$7
Frontier Communications Corp.	2,448	15
GameStop Corp. — Class A ‡	313	7
Gap, Inc.	792	13
General Electric Co.	18,175	276
General Mills, Inc.	4,179	161
General Motors Co. ‡	5,467	110
Georgia Gulf Corp. ‡	1,157	16
Goldman Sachs Group, Inc.	1,228	116
Google, Inc. — Class A ‡	421	217
Helmerich & Payne, Inc.	702	29
Hewlett-Packard Co.	3,750	84
Home Depot, Inc.	3,334	110
Honeywell International, Inc.	3,777	166
Humana, Inc.	1,787	130
Intel Corp.	1,154	25
IntercontinentalExchange, Inc. ‡	786	93
International Business Machines Corp.	3,750	657
ITT Corp.	455	19
Johnson & Johnson	2,571	164
Johnson Controls, Inc.	5,093	134
Joy Global, Inc.	215	13
Kellogg Co.	1,051	56
Kimberly-Clark Corp.	936	66
Kohl’s Corp.	651	32
Kraft Foods, Inc. — Class A	9,731	327
Kroger Co.	7,311	161
L-3 Communications Holdings, Inc.	234	15
LAM Research Corp. ‡	2,571	98
Lasalle Hotel Properties REIT	722	14
Lennar Corp. — Class A	2,143	29
Lincoln National Corp.	2,090	33
Lowe’s Cos., Inc.	3,841	74
Mack-Cali Realty Corp. REIT	1,460	39
Macy’s, Inc.	3,031	80
Marathon Oil Corp.	1,745	38
Marathon Petroleum Corp.	1,098	30
Marriott International, Inc. — Class A	2,452	67
Mastercard, Inc. — Class A	383	121
McDonald’s Corp.	1,074	94
McKesson Corp.	2,000	145
Merck & Co., Inc.	14,904	488
MetLife, Inc.	3,243	91
Microsoft Corp.	23,008	572
Morgan Stanley	3,620	49
Mylan, Inc. ‡	2,845	48
National Oilwell Varco, Inc.	1,974	101
Newmont Mining Corp.	1,209	76
Nextera Energy, Inc.	2,175	117
Nike, Inc. — Class B	1,346	115
Norfolk Southern Corp.	3,674	224
Northeast Utilities	4,684	158
Northern Trust Corp.	577	20
Northrop Grumman Corp.	651	34
Novellus Systems, Inc. ‡	866	24
NVIDIA Corp. ‡	3,247	41
NVR, Inc. ‡	68	41
Occidental Petroleum Corp.	3,900	279
Oracle Corp.	12,142	349
PACCAR, Inc.	5,715	194
PepsiCo, Inc.	5,128	317
Pfizer, Inc.	20,373	360
Philip Morris International, Inc.	923	58
Procter & Gamble Co.	9,759	617
Prudential Financial, Inc.	3,510	164
Public Service Enterprise Group, Inc.	2,747	92
QUALCOMM, Inc.	4,467	217
Quest Diagnostics, Inc.	383	19
Raytheon Co.	864	35
Realty Income Corp. REIT	1,667	54
Regency Centers Corp. REIT	1,220	43
Sealed Air Corp.	2,616	44
Sempra Energy	2,231	115
Senior Housing Properties Trust REIT	3,308	71
Southwest Airlines Co.	3,980	32
Southwestern Energy Co. ‡	796	27
Sprint Nextel Corp. ‡	37,082	113
St. Jude Medical, Inc.	2,736	99
Staples, Inc.	1,163	15
State Street Corp.	4,205	136
SVB Financial Group ‡	540	20
Sysco Corp.	3,031	79
Target Corp.	2,286	112
Teradyne, Inc. ‡	1,530	17
Texas Instruments, Inc.	3,852	102
Time Warner, Inc.	8,818	265
TJX Cos., Inc.	1,845	102
Tyson Foods, Inc. — Class A	693	12
U.S. Bancorp	8,369	197
Union Pacific Corp.	3,124	255
United Technologies Corp.	4,475	314
UnitedHealth Group, Inc.	4,676	216
V.F. Corp.	368	45
Ventas, Inc. REIT	1,868	92
Verizon Communications, Inc.	11,046	406
Wal-Mart Stores, Inc.	4,263	221
Walt Disney Co.	8,299	250
Wells Fargo & Co.	18,087	437
Western Digital Corp. ‡	566	15
Western Union Co.	1,458	22
Whirlpool Corp.	514	26
Williams Cos., Inc.	6,444	157
Wynn Resorts, Ltd.	526	61
Xilinx, Inc.	5,636	154
Yum! Brands, Inc.	1,878	93
Zions Bancorporation	1,516	21

Total Common Stocks (cost $28,122)		25,290

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 9.1%
United States - 9.1%
iShares MSCI Emerging Markets Index Fund	70,480	$2,472
JPMorgan Emerging Markets Debt Fund	194,476	1,523
JPMorgan High Yield Fund	387,265	2,901
JPMorgan International Equity Fund	733,687	8,400
JPMorgan Intrepid America Fund	54,809	1,132

Total Investment Companies (cost $19,845)		16,428

	Principal	Value

REPURCHASE AGREEMENT - 7.3%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $13,099 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/15/2039, with a value of $13,365.	$13,099	$13,099
Total Repurchase Agreement (cost $13,099)

Total Investment Securities (cost $181,208) #		178,637
Other Assets and Liabilities — Net		1,436

Net Assets		$180,073

FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
Description	Type	Contracts ┌	Expiration Date	(Depreciation)

10-Year Government of Canada Bond	Long	12	12/19/2011	$33
10-Year Japan Government Bond	Short	(1)	12/09/2011	(5)
10-Year U.S. Treasury Note	Long	6	12/20/2011	8
2-Year U.S. Treasury Note	Short	(24)	12/30/2011	7
ASX SPI 200 Index	Short	(16)	12/15/2011	38
DAX Index	Long	4	12/16/2011	35
FTSE 100 Index	Short	(8)	12/16/2011	12
German Euro Bund	Short	(9)	12/08/2011	(34)
Hang Seng Index	Short	(7)	10/28/2011	22
OMX 30 Index	Short	(27)	10/21/2011	(10)
S&P 500 E-Mini Index	Long	155	12/16/2011	(269)
S&P TSE 60 Index	Long	5	12/15/2011	(25)
U.K. Long Gilt Bond	Long	8	12/28/2011	38

				$(150)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

U.S. Government Agency Obligation	31.2%	$55,880
U.S. Government Obligation	23.2	41,538
Capital Markets	10.4	18,497
Mortgage-Backed Security	5.7	10,102
Diversified Financial Services	1.7	3,045
Commercial Banks	1.7	3,041
Oil, Gas & Consumable Fuels	1.6	2,961
Asset-Backed Security	1.2	2,186
Insurance	1.0	1,751
Diversified Telecommunication Services	1.0	1,714
Media	0.9	1,657
Pharmaceuticals	0.9	1,539

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (continued):	Total Investments		Value

Electric Utilities	0.8%		$1,459
Computers & Peripherals	0.8		1,457
Road & Rail	0.7		1,194
IT Services	0.6		1,122
Software	0.6		1,014
Beverages	0.5		982
Chemicals	0.5		836
Semiconductors & Semiconductor Equipment	0.5		814
Food Products	0.4		768
Food & Staples Retailing	0.4		762
Household Products	0.4		747
Consumer Finance	0.4		705
Real Estate Investment Trusts	0.4		697
Industrial Conglomerates	0.4		682
Health Care Providers & Services	0.4		659
Aerospace & Defense	0.4		654
Specialty Retail	0.3		580
Multi-Utilities	0.3		577
Energy Equipment & Services	0.3		540
Communications Equipment	0.3		509
Biotechnology	0.3		486
Health Care Equipment & Supplies	0.3		467
Hotels, Restaurants & Leisure	0.2		373
Internet & Catalog Retail	0.2		336
Multiline Retail	0.2		331
Metals & Mining	0.2		320
Automobiles	0.1		256
Machinery	0.1		247
Internet Software & Services	0.1		217
Electrical Equipment	0.1		215
Gas Utilities	0.1		199
Tobacco	0.1		179
Auto Components	0.1		176
Wireless Telecommunication Services	0.1		174
Textiles, Apparel & Luxury Goods	0.1		160
Construction & Engineering	0.1		150
Electronic Equipment & Instruments	0.1		141
Containers & Packaging	0.1		115
Household Durables	0.1		102
Independent Power Producers & Energy Traders	0.1		98
Water Utilities	0.0	∞	47
Airlines	0.0	∞	32
Office Electronics	0.0	∞	24
Construction Materials	0.0	∞	24

Investment Securities, at Value	92.7		165,538
Short-Term Investments	7.3		13,099

Total Investments	100.0%		$178,637

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

γ	A portion of these securities in the amount of $8,674 has been segregated as collateral with the fund to cover margin requirements for open futures contracts.

*	Floating or variable rate note. Rate is listed as of 09/30/2011.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $200, or 0.11% of the fund’s net assets.

∞	Percentage rounds to less than 0.01%.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $181,208. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,468 and $7,039, respectively. Net unrealized depreciation for tax purposes is $2,571.

┌	Contract amounts are not in thousands.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2011, these securities aggregated $5,538, or 3.08%, of the fund’s net assets.

ADR	American Depositary Receipt

IO	Interest Only

PO	Principal Only

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

STRIPS	Separate Trading of Registered Interest and Principal of Securities
VALUATION SUMMARY: Э

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011

Asset-Backed Securities	$—	$2,186	$—	$2,186
Common Stocks	24,508	782	—	25,290
Corporate Debt Securities	—	14,114	—	14,114
Investment Companies	16,428	—	—	16,428
Mortgage-Backed Securities	—	10,102	—	10,102
Repurchase Agreement	—	13,099	—	13,099
U.S. Government Agency Obligations	—	55,880	—	55,880
U.S. Government Obligations	—	41,538	—	41,538

Total	$40,936	$137,701	$—	$178,637

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments ₣	Prices	Inputs	Inputs	09/30/2011

Futures Contracts — Appreciation	$193	$—	$—	$193
Futures Contracts — Depreciation	(344)	—	—	(344)

Total	$(150)	$—	$—	$(150)

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Madison Balanced Allocation VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 96.0%
Capital Markets - 82.5%
Madison Mosaic Disciplined Equity Fund ◊	30,286	$351
Madison Mosaic Institutional Bond Fund ◊	130,004	1,445
MEMBERS Bond Fund	137,477	1,462
MEMBERS Equity Income Fund	17,139	150
MEMBERS International Stock Fund	11,896	110
MEMBERS Large Cap Growth Fund	9,990	145
MEMBERS Large Cap Value Fund	28,009	316
Transamerica JPMorgan Enhanced Index VP ж	30,937	325
Transamerica Systematic Small/Mid Cap Value VP ж	2,539	45
Global/International Stocks - 2.1%
Transamerica Thornburg International Value €	11,834	109
Tactical and Specialty - 11.4%
Transamerica Loomis Sayles Bond €	59,075	601

Total Investment Companies (cost $5,213)		5,059

	Principal	Value

REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $56 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/15/2039, with a value of $60.	$56	56
Total Repurchase Agreement (cost $56)

Total Investment Securities (cost $5,269) #		5,115
Other Assets and Liabilities — Net		152

Net Assets		$5,267

NOTES TO SCHEDULE OF INVESTMENTS:
◊	The fund is affiliated with the sub-adviser of the fund.

ж	The fund invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $5,269. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $13 and $167, respectively. Net unrealized depreciation for tax purposes is $154.
VALUATION SUMMARY: Э

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	09/30/2011

Investment Companies	$5,059	$—	$—	$5,059
Repurchase Agreement	—	56	—	56

Total	$5,059	$56	$—	$$5,115

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Madison Conservative Allocation VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 98.4%
Capital Markets - 74.7%
Madison Mosaic Disciplined Equity Fund ◊	11,994	$139
Madison Mosaic Institutional Bond Fund ◊	142,177	1,581
MEMBERS Bond Fund	151,058	1,607
MEMBERS Equity Income Fund	10,921	96
MEMBERS International Stock Fund	7,759	72
MEMBERS Large Cap Growth Fund	5,604	81
MEMBERS Large Cap Value Fund	9,777	110
Bonds - 13.2%
Transamerica PIMCO Total Return VP ж	56,537	656
Inflation-Protected Securities - 1.2%
Transamerica PIMCO Real Return TIPS VP ж ‡	5,578	59
Tactical and Specialty - 9.3%
Transamerica Loomis Sayles Bond €	44,964	457

Total Investment Companies (cost $4,926)		4,858

	Principal	Value

REPURCHASE AGREEMENT - 8.1%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $399 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/15/2039, with a value of $409.	$399	399
Total Repurchase Agreement (cost $399)

Total Investment Securities (cost $5,325) #		5,257
Other Assets and Liabilities — Net		(319)

Net Assets		$4,938

NOTES TO SCHEDULE OF INVESTMENTS:
◊	The fund is affiliated with the sub-adviser of the fund.

ж	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

‡	Non-income producing security.

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $5,325. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $25 and $93, respectively. Net unrealized depreciation for tax purposes is $68.
VALUATION SUMMARY: Э

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	09/30/2011

Investment Companies	$4,858	$—	$—	$4,858
Repurchase Agreement	—	399	—	399

Total	$4,858	$399	$—	$5,257

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Madison Diversified Income VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

U.S. GOVERNMENT OBLIGATIONS - 33.5%
U.S. Treasury Bond
3.13%, 05/15/2021	$325	$361
4.38%, 05/15/2041	100	129
U.S. Treasury Note
0.38%, 08/31/2012	100	100
1.13%, 12/15/2011	600	601
2.38%, 10/31/2014 - 06/30/2018	205	218
3.13%, 10/31/2016	515	570

Total U.S. Government Obligations (cost $1,924)		1,979

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.6%
Fannie Mae
4.00%, 02/01/2041	75	79
4.50%, 03/01/2041	50	53
5.00%, 07/01/2035	49	53
Freddie Mac
4.00%, 11/01/2040	75	79
4.50%, 11/01/2039	49	52
Ginnie Mae
4.00%, 12/15/2039	50	54
Ginnie Mae, TBA
4.50%	75	81

Total U.S. Government Agency Obligations (cost $446)		451

CORPORATE DEBT SECURITIES - 19.0%
Beverages - 0.7%
Coca-Cola Co.
5.35%, 11/15/2017	35	41
Commercial Banks - 0.5%
U.S. Bancorp
4.20%, 05/15/2014	25	27
Diversified Financial Services - 1.7%
American Express Co.
4.88%, 07/15/2013	50	52
General Electric Capital Corp.
4.80%, 05/01/2013	50	53
Electrical Equipment - 0.8%
Emerson Electric Co.
5.00%, 04/15/2019	40	47
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.
5.50%, 03/15/2017	65	77
Walgreen Co.
5.25%, 01/15/2019	40	47
Wal-Mart Stores, Inc.
3.25%, 10/25/2020	65	67
Industrial Conglomerates - 1.4%
3M Co.
4.38%, 08/15/2013	75	80
Media - 1.4%
Walt Disney Co.
4.50%, 12/15/2013	75	81
Oil, Gas & Consumable Fuels - 2.3%
ConocoPhillips
5.75%, 02/01/2019	50	60
Devon Energy Corp.
6.30%, 01/15/2019	60	73
Pharmaceuticals - 3.3%
Abbott Laboratories
5.60%, 11/30/2017	40	48
ELI Lilly & Co.
4.20%, 03/06/2014	65	70
Pfizer, Inc.
5.35%, 03/15/2015	65	74
Semiconductors & Semiconductor Equipment - 1.7%
Intel Corp.
1.95%, 10/01/2016	100	101
Software - 2.1%
Microsoft Corp.
3.00%, 10/01/2020	45	46
Oracle Corp.
4.95%, 04/15/2013	75	80

Total Corporate Debt Securities (cost $1,114)		1,124

		Value
	Shares	(000’s)

COMMON STOCKS - 35.9%
Aerospace & Defense - 1.0%
Boeing Co.	479	29
Lockheed Martin Corp.	499	37
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. — Class B	551	35
Beverages - 2.0%
Coca-Cola Co.	516	35
Diageo PLC ADR	340	26
PepsiCo, Inc.	1,007	61
Capital Markets - 1.1%
Bank of New York Mellon Corp.	1,205	22
BlackRock, Inc. — Class A	157	23
Northern Trust Corp.	624	22
Chemicals - 0.5%
Air Products & Chemicals, Inc.	445	34
Commercial Banks - 2.4%
M&T Bank Corp.	398	28
U.S. Bancorp	2,281	54
Wells Fargo & Co.	2,367	56
Commercial Services & Supplies - 0.6%
Waste Management, Inc.	1,014	33
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	2,793	80
Electric Utilities - 1.4%
Exelon Corp.	1,179	51
FirstEnergy Corp.	745	33
Electrical Equipment - 0.4%
Emerson Electric Co.	504	21
Energy Equipment & Services - 0.6%
Ensco PLC ADR	884	36
Food & Staples Retailing - 0.8%
Sysco Corp.	910	24
Wal-Mart Stores, Inc.	455	23
Food Products - 0.8%
Kraft Foods, Inc. — Class A	1,340	45
Health Care Equipment & Supplies - 0.8%
Medtronic, Inc.	1,438	48
Hotels, Restaurants & Leisure - 0.6%
McDonald’s Corp.	389	34
Household Products - 0.9%
Procter & Gamble Co.	821	52
Industrial Conglomerates - 0.9%
3M Co.	731	52
Insurance - 2.3%
Axis Capital Holdings, Ltd.	1,219	32

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Madison Diversified Income VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

		Value
	Shares	(000’s)

Insurance (continued)
PartnerRe, Ltd.	604	$32
Travelers Cos., Inc.	1,392	67
IT Services - 1.5%
Broadridge Financial Solutions, Inc.	1,603	32
International Business Machines Corp.	138	24
Paychex, Inc.	1,168	31
Machinery - 0.6%
Illinois Tool Works, Inc.	870	36
Media - 1.1%
Omnicom Group, Inc.	791	29
Time Warner, Inc.	1,168	35
Metals & Mining - 0.4%
Nucor Corp.	685	22
Multiline Retail - 0.6%
Target Corp.	745	37
Oil, Gas & Consumable Fuels - 3.6%
Chevron Corp.	1,045	97
ConocoPhillips	1,281	81
Spectra Energy Corp.	1,269	31
Pharmaceuticals - 4.8%
Johnson & Johnson	1,243	79
Merck & Co., Inc.	2,442	80
Novartis AG ADR	556	31
Pfizer, Inc.	4,964	87
Road & Rail - 0.4%
Norfolk Southern Corp.	410	25
Semiconductors & Semiconductor Equipment — 1.8%
Intel Corp.	3,797	81
Linear Technology Corp.	994	27
Software - 1.2%
Microsoft Corp.	2,927	73
Tobacco - 0.8%
Altria Group, Inc.	1,010	27
Philip Morris International, Inc.	349	22

Total Common Stocks (cost $2,247)		2,112

	Principal	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENT - 10.3%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $605 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, with a value of $617.	$605	605
Total Repurchase Agreement (cost $605)

Total Investment Securities (cost $6,336) #		6,271
Other Assets and Liabilities — Net		(369)

Net Assets		$5,902

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):
▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $6,336. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $74 and $139, respectively. Net unrealized depreciation for tax purposes is $65.
DEFINITIONS:

ADR	American Depositary Receipt

TBA	To Be Announced
VALUATION SUMMARY (all amounts in thousands): Э

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011

Common Stocks	$2,020	$92	$—	$2,112
Corporate Debt Securities	—	1,124	—	1,124
Repurchase Agreement	—	605	—	605
U.S. Government Agency Obligations	—	451	—	451
U.S. Government Obligations	—	1,979	—	1,979

Total	$2,020	$4,251	$—	$6,271

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Madison Large Cap Growth VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 94.7%
Aerospace & Defense - 2.7%
Boeing Co.	478	$29
Air Freight & Logistics - 2.3%
Expeditors International of Washington, Inc.	169	7
United Parcel Service, Inc. — Class B	294	18
Beverages - 4.5%
Diageo PLC ADR	184	14
PepsiCo, Inc.	559	35
Biotechnology - 4.7%
Celgene Corp. ‡	834	51
Capital Markets - 1.1%
T. Rowe Price Group, Inc.	252	12
Chemicals - 3.5%
Ecolab, Inc.	438	21
International Flavors & Fragrances, Inc.	296	17
Communications Equipment - 5.6%
Acme Packet, Inc. ‡	449	19
QUALCOMM, Inc.	637	31
Riverbed Technology, Inc. ‡	539	11
Computers & Peripherals - 11.1%
Apple, Inc. ‡	198	76
EMC Corp. ‡	523	11
SanDisk Corp. ‡	794	32
Diversified Financial Services - 2.5%
IntercontinentalExchange, Inc. ‡	230	27
Electrical Equipment - 3.8%
Emerson Electric Co.	395	16
Roper Industries, Inc.	278	20
Sensata Technologies Holding NV ‡	182	5
Electronic Equipment & Instruments - 0.6%
FLIR Systems, Inc.	230	6
Energy Equipment & Services - 4.5%
Ensco PLC ADR	357	14
Schlumberger, Ltd.	581	35
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	248	20
Food Products - 0.2%
Mead Johnson Nutrition Co. — Class A	35	2
Health Care Equipment & Supplies - 1.1%
CareFusion Corp. ‡	500	12
Health Care Technology - 4.3%
Allscripts Healthcare Solutions, Inc. ‡	1,088	20
Cerner Corp. ‡	382	26
Hotels, Restaurants & Leisure - 5.2%
Ctrip.com International, Ltd. ADR ‡	333	11
Panera Bread Co. — Class A ‡	112	12
Starbucks Corp.	369	14
Yum! Brands, Inc.	410	19
Internet & Catalog Retail - 3.5%
Amazon.com, Inc. ‡	128	28
priceline.com, Inc. ‡	22	10
Internet Software & Services - 6.8%
Google, Inc. — Class A ‡	128	66
Renren, Inc. ADR ‡	1,414	7
IT Services - 8.1%
Accenture PLC — Class A	478	25
Sapient Corp.	1,318	13
Visa, Inc. — Class A	577	50
Media - 2.9%
Comcast Corp. — Class A	826	18
Omnicom Group, Inc.	364	13
Oil, Gas & Consumable Fuels - 4.9%
Apache Corp.	118	9
Occidental Petroleum Corp.	318	23
Petroleo Brasileiro SA ADR	926	21
Pharmaceuticals - 1.0%
Allergan, Inc.	133	11
Real Estate Management & Development - 2.0%
Brookfield Asset Management, Inc. — Class A	794	22
Semiconductors & Semiconductor Equipment - 1. 8%
Cavium, Inc. ‡	446	12
Cree, Inc. ‡	278	7
Software - 3.2%
Ariba, Inc. ‡	214	6
Micros Systems, Inc. ‡	133	6
Oracle Corp.	728	20
Salesforce.com, Inc. ‡	23	3
Specialty Retail - 0.9%
CarMax, Inc. ‡	420	10

Total Common Stocks (cost $1,121)		1,023

	Principal	Value

REPURCHASE AGREEMENT - 6.2%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $67 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/15/2039, with a value of $72.	$67	67
Total Repurchase Agreement (cost $67)

Total Investment Securities (cost $1,188) #		1,090
Other Assets and Liabilities — Net		(10)

Net Assets		$1,080

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Madison Large Cap Growth VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:
‡	Non-income producing security.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $1,188. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $10 and $108, respectively. Net unrealized depreciation for tax purposes is $98.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011

Common Stocks	$965	$58	$—	$1,023
Repurchase Agreement	—	67	—	67

Total	$965	$125	$—	$1,090

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Madison Moderate Growth Allocation VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 103.9%
Capital Markets - 82.6%
Madison Mosaic Disciplined Equity Fund ◊	3,239	$38
Madison Mosaic Institutional Bond Fund ◊	6,465	71
MEMBERS Bond Fund	6,747	72
MEMBERS Equity Income Fund	1,585	14
MEMBERS Large Cap Growth Fund	1,604	23
MEMBERS Large Cap Value Fund	3,538	40
MEMBERS Mid Cap Fund	1,128	7
Transamerica JPMorgan Enhanced Index VP ж	3,231	34
Transamerica Systematic Small/Mid Cap Value VP ж	226	4
Vanguard FTSE All-World Ex-US ETF	311	12
Bonds - 8.9%
Transamerica PIMCO Total Return VP ж	2,954	34
Global/International Stocks - 3.4%
Transamerica Thornburg International Value €	1,398	13
Tactical and Specialty - 9.0%
Transamerica Loomis Sayles Bond €	3,340	34

Total Investment Companies (cost $419)		396

	Principal	Value

REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $3 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, with a value of $6.	$3	3
Total Repurchase Agreement (cost $3)

Total Investment Securities (cost $422) #		399
Other Assets and Liabilities — Net		(18)

Net Assets		$381

NOTES TO SCHEDULE OF INVESTMENTS:
◊	The fund is affiliated with the sub-adviser of the fund.

ж	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of TransamericaFunds.

▲	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

#	Rate shown reflects the yield at 09/30/2011. # Aggregate cost for federal income tax purposes is $422. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1 and $24, respectively. Net unrealized depreciation for tax purposes is $23.
DEFINITION:

ETF	Exchange-Traded Fund
VALUATION SUMMARY: Э

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	09/30/2011

Investment Companies	$396	$—	$—	$396
Repurchase Agreement	—	3	—	3

Total	$396	$3	$—	$399

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica MFS International Equity VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 99.2%
Australia - 2.5%
QBE Insurance Group, Ltd.	119,263	$1,465
Westpac Banking Corp. ^	143,010	2,769
Austria - 0.4%
Erste Group Bank AG	24,281	619
Bermuda - 1.1%
Li & Fung, Ltd.	1,148,000	1,924
Brazil - 0.6%
BM&FBOVESPA SA	185,900	869
Tim Participacoes SA ADR	7,510	177
Canada - 2.3%
Canadian National Railway Co.	58,150	3,872
Czech Republic - 0.9%
Komercni Banka AS	7,976	1,479
France - 11.7%
Air Liquide SA	29,370	3,430
Dassault Systemes SA	12,606	890
Groupe Danone SA	52,619	3,235
Legrand SA	61,529	1,918
LVMH Moet Hennessy Louis Vuitton SA	29,131	3,845
Pernod-Ricard SA	32,495	2,544
Schneider Electric SA	68,486	3,665
Germany - 10.8%
Bayer AG	43,423	2,396
Beiersdorf AG	60,288	3,226
Deutsche Boerse AG ‡	31,415	1,589
Linde AG	47,167	6,311
Merck KGaA	23,697	1,941
SAP AG	50,362	2,563
Hong Kong - 2.3%
AIA Group, Ltd.	429,000	1,220
China Unicom, Ltd.	874,000	1,779
CNOOC, Ltd.	515,000	826
India - 2.3%
ICICI Bank, Ltd. ADR ^	79,910	2,775
Infosys, Ltd. ADR ^	22,480	1,148
Japan - 14.3%
Canon, Inc.	76,600	3,479
Denso Corp. ^	74,500	2,395
Fanuc Corp. ^	15,400	2,121
Honda Motor Co., Ltd. ^	64,900	1,901
Hoya Corp. ^	125,600	2,912
INPEX Corp. ^	535	3,285
Lawson, Inc. ^	59,100	3,345
Nomura Holdings, Inc. ^	239,500	873
Shin-Etsu Chemical Co., Ltd. ^	75,300	3,695
Jersey, Channel Islands - 1.3%
WPP PLC	243,168	2,252
Korea, Republic of - 1.7%
Samsung Electronics Co., Ltd.	4,147	2,896
Netherlands - 8.1%
Akzo Nobel NV	55,897	2,467
Heineken NV	109,286	4,910
ING Groep NV ‡	424,962	2,998
Randstad Holding NV	70,729	2,255
Wolters Kluwer NV	57,738	937
Singapore - 0.8%
Keppel Corp., Ltd. ^	75,200	441
Singapore Telecommunications, Ltd. ^	338,700	816
South Africa - 0.9%
MTN Group, Ltd.	90,222	1,474
Spain - 2.7%
Amadeus IT Holding SA — Class A	116,198	1,856
Banco Santander SA	251,863	2,060
Red Electrica Corp. SA	13,581	619
Sweden - 1.1%
Hennes & Mauritz AB — Class B	44,280	1,326
Svenska Cellulosa AB — Class B	42,358	516
Switzerland - 11.3%
Cie Financiere Richemont SA	26,836	1,195
Givaudan SA ‡	1,554	1,212
Julius Baer Group, Ltd. ‡	93,216	3,116
Nestle SA	95,225	5,242
Roche Holding AG	22,635	3,656
Sonova Holding AG ‡	11,505	1,044
Swiss Re AG ‡	25,983	1,219
UBS AG ‡	196,482	2,247
Taiwan - 2.7%
High Tech Computer Corp.	38,550	846
Hon Hai Precision Industry Co., Ltd.	528,900	1,179
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	224,407	2,565
United Kingdom - 18.9%
Barclays PLC	279,036	684
BG Group PLC	61,124	1,170
Burberry Group PLC	54,232	985
Compass Group PLC	300,900	2,428
Diageo PLC	208,277	3,971
Hays PLC	655,467	702
HSBC Holdings PLC	693,015	5,307
Reckitt Benckiser Group PLC	74,027	3,751
Rio Tinto PLC	47,850	2,122
Royal Dutch Shell PLC — Class A	91,416	2,823
Smiths Group PLC	112,204	1,732
Standard Chartered PLC	145,489	2,903
Tesco PLC	512,428	3,002
United States - 0.5%
Synthes, Inc. -144A	5,543	897

Total Common Stocks (cost $181,122)		166,302

SECURITIES LENDING COLLATERAL - 14.1%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.19% ▲	23,578,878	23,579
Total Securities Lending Collateral (cost $23,579)

	Principal	Value

REPURCHASE AGREEMENT - 0.3%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $466 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2038, with a value of $477.	$466	466
Total Repurchase Agreement (cost $466)

Total Investment Securities (cost $205,167) #		190,347
Other Assets and Liabilities — Net		(22,763)

Net Assets		$167,584

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica MFS International Equity VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Commercial Banks	9.8%	$18,596
Chemicals	9.0	17,115
Beverages	6.0	11,425
Food Products	4.5	8,477
Oil, Gas & Consumable Fuels	4.3	8,104
Pharmaceuticals	4.2	7,993
Food & Staples Retailing	3.3	6,347
Capital Markets	3.3	6,236
Textiles, Apparel & Luxury Goods	3.2	6,025
Electrical Equipment	2.9	5,583
Semiconductors & Semiconductor Equipment	2.9	5,461
Diversified Financial Services	2.9	5,456
Electronic Equipment & Instruments	2.1	4,091
Insurance	2.1	3,904
Road & Rail	2.0	3,872
Household Products	2.0	3,751
Office Electronics	1.8	3,479
Software	1.8	3,453
Personal Products	1.7	3,226
Media	1.7	3,189
IT Services	1.6	3,004
Professional Services	1.6	2,957
Diversified Telecommunication Services	1.4	2,595
Hotels, Restaurants & Leisure	1.3	2,428
Auto Components	1.3	2,395
Industrial Conglomerates	1.1	2,173
Metals & Mining	1.1	2,122
Machinery	1.1	2,121
Health Care Equipment & Supplies	1.0	1,941
Distributors	1.0	1,924
Automobiles	1.0	1,901
Wireless Telecommunication Services	0.9	1,651
Specialty Retail	0.7	1,326
Communications Equipment	0.4	846
Electric Utilities	0.3	619
Paper & Forest Products	0.3	516

Investment Securities, at Value	87.4	166,302
Short-Term Investments	12.6	24,045

Total Investments	100.0%	$190,347

NOTES TO SCHEDULE OF INVESTMENTS:
^	All or a portion of this security is on loan. The value of all securities on loan is $22,510.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $205,167. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $11,259 and $26,079, respectively. Net unrealized depreciation for tax purposes is $14,820.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2011, this security had a market value of $897, or 0.54%, of the fund’s net assets.

ADR	American Depositary Receipt

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica MFS International Equity VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMLMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011

Common Stocks	$7,739	$158,563	$—	$166,302
Repurchase Agreement	—	466	—	466
Securities Lending Collateral	23,579	—	—	23,579

Total	$31,318	$159,029	$—	$190,347

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

CONVERTIBLE PREFERRED STOCK - 0.0% ∞
Mexico - 0.0% ∞
Cemex SAB de CV CPO, 4.00% ▲ ^	112,590	$36
Total Convertible Preferred Stock (cost $119)

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Henkel AG & Co., KGaA, 1.80% ▲	3,799	202
Porsche AG, 1.63% ▲	737	35
RWE AG, 13.42% ▲	172	6
Volkswagen AG, 2.25% ▲	2,221	293
Korea, Republic of - 0.0% ∞
Samsung Electronics Co., Ltd., 0.91% ▲	34	16

Total Preferred Stocks (cost $715)		552

COMMON STOCKS - 77.4%
Australia - 2.8%
AGL Energy, Ltd.	2,134	29
Alumina, Ltd.	22,198	31
Amcor, Ltd.	11,153	74
AMP, Ltd.	5,286	20
Australia & New Zealand Banking Group, Ltd.	28,138	522
BHP Billiton, Ltd.	46,591	1,542
BlueScope Steel, Ltd. ^	13,128	9
Boral, Ltd.	7,801	26
Brambles, Ltd.	4,207	26
Caltex Australia, Ltd.	1,871	19
Coca-Cola Amatil, Ltd. ^	2,399	27
Commonwealth Bank of Australia	1,130	49
CSL, Ltd.	898	25
CSR, Ltd.	3,390	8
DuluxGroup, Ltd. ^	4,923	12
Echo Entertainment Group, Ltd. ‡	1,690	6
Fortescue Metals Group, Ltd. ^	18,820	79
Foster’s Group, Ltd.	8,638	44
Incitec Pivot, Ltd.	23,486	73
Insurance Australia Group, Ltd.	7,404	21
Leighton Holdings, Ltd.	749	13
Lend Lease Corp., Ltd.	2,142	14
Macquarie Group, Ltd.	769	17
National Australia Bank, Ltd.	1,552	33
Newcrest Mining, Ltd. ^	20,038	660
OneSteel, Ltd.	11,776	14
Orica, Ltd.	4,909	110
Origin Energy, Ltd.	3,969	51
OZ Minerals, Ltd.	4,106	37
QBE Insurance Group, Ltd.	2,678	33
Rio Tinto, Ltd.	3,922	230
Santos, Ltd.	2,267	25
Sims Metal Management, Ltd.	2,253	27
Sonic Healthcare, Ltd. ^	595	7
Stockland REIT	281	1
Suncorp Group, Ltd.	2,605	20
Tabcorp Holdings, Ltd.	1,716	4
Telstra Corp., Ltd.	9,086	27
Transurban Group	3,429	18
Treasury Wine Estates, Ltd. ^	2,879	11
Wesfarmers, Ltd.	1,849	56
Wesfarmers, Ltd. — PPS	644	20
Westpac Banking Corp. ^	1,598	31
Woodside Petroleum, Ltd.	2,259	70
Woolworths, Ltd.	4,374	104
Austria - 0.3%
Erste Group Bank AG	2,253	57
OMV AG	1,739	52
Raiffeisen Bank International AG ^	303	9
Telekom Austria AG	12,814	130
Verbund AG	2,098	60
Vienna Insurance Group AG Wiener	1,049	40
Voestalpine AG	3,603	104
Belgium - 0.4%
Ageas	3,888	7
Anheuser-Busch InBev NV	6,347	337
Anheuser-Busch InBev NV — STRIP VVPR ‡	2,616	♦
Belgacom SA	1,345	40
Delhaize Group SA	752	44
Groupe Bruxelles Lambert SA	879	62
Solvay SA — Class A	457	43
UCB SA	1,027	44
Umicore SA	972	35
Bermuda - 0.2%
Esprit Holdings, Ltd.	3,902	5
GOME Electrical Appliances Holdings, Ltd.	4,000	1
Kerry Properties, Ltd.	7,591	24
Li & Fung, Ltd.	19,228	32
Noble Group, Ltd. ^	30,545	30
SeaDrill, Ltd. ^	4,638	128
Shangri-La Asia, Ltd.	7,218	14
Brazil - 0.1%
All America Latina Logistica SA	4,800	22
Banco do Brasil SA	3,900	52
Perdigao SA ‡	6,940	118
Canada - 1.4%
Agnico-Eagle Mines, Ltd.	2,300	138
Barrick Gold Corp.	13,200	619
Centerra Gold, Inc.	2,300	43
Eldorado Gold Corp.	7,400	127
Franco-Nevada Corp.	1,800	65
Goldcorp, Inc.	10,500	482
Iamgold Corp.	5,000	99
Kinross Gold Corp.	15,000	223
New Gold, Inc. ‡	6,000	62
Osisko Mining Corp. ‡	4,600	58
Yamana Gold, Inc.	10,200	140
Cayman Islands - 0.0% ∞
Chaoda Modern Agriculture Holdings, Ltd. Ə	4,000	1
Sands China, Ltd. ‡	11,600	27
Wynn Macau, Ltd.	6,800	16
China - 0.0% ∞
China Minsheng Banking Corp., Ltd.	2,500	2
Denmark - 0.5%
A.P. Moller — Maersk A/S — Series B	22	129
DSV A/S	3,219	58
Novo Nordisk A/S — Class B	4,354	435
Novozymes A/S	875	124
Vestas Wind Systems A/S ‡ ^	1,806	29
Finland - 0.9%
Fortum OYJ	7,830	184
Kesko OYJ — Class B	5,555	171
Kone OYJ — Class B	1,971	94
Metso OYJ	5,417	158
Neste Oil OYJ	1,567	14
Nokia OYJ	74,654	422
Outokumpu OYJ ^	2,393	16
Rautaruukki OYJ ^	1,573	15
Sampo OYJ — Class A	3,528	89
Stora Enso OYJ — Class R	8,720	51
UPM-Kymmene OYJ	7,591	86
Wartsila OYJ	1,553	37
France - 3.6%
Accor SA	1,359	36
Air Liquide SA	1,333	156

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

France (continued)
Alcatel-Lucent ‡	14,558	$42
Alstom SA	5,012	165
AtoS	183	8
AXA SA	8,524	111
BNP Paribas SA	6,422	253
Bouygues SA ^	3,960	131
Capital Gemini SA	956	32
Carrefour SA	4,799	109
Casino Guichard Perrachon SA	647	51
Cie de St-Gobain	933	36
Cie Generale de Geophysique-Veritas ‡	4,577	81
Cie Generale des Etablissements Michelin — Class B	723	43
Cie Generale D’optique Essilor International SA	1,217	88
CNP Assurances	1,891	28
Credit Agricole SA	3,520	24
Dassault Systemes SA	407	29
Edenred	1,359	32
EDF SA	842	24
Eurazeo NPV	260	11
Fonciere Des Regions REIT	293	20
France Telecom SA	9,730	159
GDF Suez	6,167	183
Gecina SA REIT ^	236	21
Groupe Danone SA	4,852	298
Hermes International	294	88
ICADE REIT	200	16
Imerys SA	281	14
Klepierre REIT	1,090	31
Lafarge SA ^	2,715	93
Lagardere SCA	1,281	31
L’Oreal SA	429	42
LVMH Moet Hennessy Louis Vuitton SA	1,035	137
Neopost SA ^	382	28
Pernod-Ricard SA	558	44
Peugeot SA	795	17
PPR SA	772	100
Publicis Groupe SA	938	39
Renault SA	686	23
Safran SA	590	18
Sanofi	6,726	442
Schneider Electric SA	4,004	214
SCOR SE	1,180	25
Societe BIC SA	377	32
Societe Generale SA	3,742	98
Societe Television Francaise 1 ^	2,263	28
Sodexo	778	51
Technip SA	2,270	181
Thales SA	520	16
Total SA	21,885	967
Unibail-Rodamco Se REIT	1,342	239
Vallourec SA	353	20
Veolia Environnement SA	2,669	39
Vinci SA	3,154	135
Vivendi SA	6,724	138
Germany - 7.9%
Adidas AG	5,356	326
Allianz SE	6,653	624
BASF SE	13,364	814
Bayer AG	18,949	1,045
Bayerische Motoren Werke AG	8,664	572
Beiersdorf AG	4,210	225
Celesio AG	1,188	16
Commerzbank AG ‡	4,437	11
Continental AG ‡	537	31
Daimler AG	12,865	572
Deutsche Bank AG	5,529	192
Deutsche Boerse AG ‡	4,625	234
Deutsche Lufthansa AG	1,636	21
Deutsche Post AG	21,945	281
Deutsche Telekom AG	58,190	683
E.ON AG	37,362	811
Fresenius Medical Care AG & Co., KGaA	4,443	301
Fresenius Se & Co. KGaA	2,788	248
GEA Group AG	660	15
HeidelbergCement AG	2,094	76
Henkel AG & Co., KGaA	4,143	182
Hochtief AG	1,030	64
Infineon Technologies AG	24,714	182
K+S AG	3,760	197
Lanxess AG	2,576	124
Linde AG	2,614	350
MAN SE	3,157	399
Merck KGaA	289	24
Metro AG	3,203	136
Muenchener Rueckversicherungs AG	2,870	356
Puma SE ^	58	17
RWE AG	8,589	317
SAP AG	15,831	806
Siemens AG	16,599	1,493
ThyssenKrupp AG	3,460	85
TUI AG ‡	1,642	8
Volkswagen AG	1,647	203
Hong Kong - 0.9%
AIA Group, Ltd.	31,400	89
Bank of East Asia, Ltd.	6,972	21
BOC Hong Kong Holdings, Ltd.	16,000	34
Cheung Kong Holdings, Ltd.	15,000	162
China Travel International Investment Hong Kong, Ltd.	24,000	3
CLP Holdings, Ltd.	9,503	85
Hang Lung Group, Ltd.	8,000	41
Hang Lung Properties, Ltd.	26,000	78
Hang Seng Bank, Ltd.	4,900	58
Henderson Land Development Co., Ltd.	11,454	51
Hong Kong & China Gas Co., Ltd.	17,320	39
Hong Kong Exchanges & Clearing, Ltd.	4,386	64
Hopewell Holdings, Ltd.	6,000	17
Hutchison Whampoa, Ltd.	17,920	133
Hysan Development Co., Ltd.	6,194	19
Link Real Estate Investment Trust	9,364	30
MTR Corp.	7,558	23
New World Development, Ltd.	26,732	26
Power Assets Holdings, Ltd.	6,500	50
Sino Land Co., Ltd.	26,798	36
Sun Hung Kai Properties, Ltd.	15,158	173
Swire Pacific, Ltd. — Series A	8,000	83
Wharf Holdings, Ltd.	16,917	84
Wheelock & Co., Ltd.	10,000	30
Indonesia - 0.2%
Adaro Energy PT	45,600	9
Astra International PT	8,500	61
Bank Central Asia PT	52,500	46
Bank Mandiri PT	40,000	28
Bank Negara Indonesia Persero PT	34,500	14
Bank Rakyat Indonesia Persero PT	48,500	32
Bumi Resources PT	79,000	17
Charoen Pokphand Indonesia PT	37,000	10
Gudang Garam	2,500	15
Indo Tambangraya Megah PT	1,900	8
Indocement Tunggal Prakarsa PT	6,500	10

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Indonesia (continued)
Indofood Sukses Makmur PT	20,000	$11
Kalbe Farma PT	22,500	8
Perusahaan Gas Negara PT	46,500	14
Semen Gresik Persero PT	15,500	15
Tambang Batubara Bukit Asam PT	3,500	7
Telekomunikasi Indonesia PT	42,000	36
Unilever Indonesia PT	6,500	12
United Tractors PT	7,621	19
Ireland - 0.0% ∞
James Hardie Industries SE ‡	5,837	32
Isle of Man - 0.1%
Genting Singapore PLC ‡ ^	103,000	120
Italy - 0.2%
ENI SpA ^	5,162	91
Saipem SpA	3,944	138
Japan - 20.5%
77 Bank Ltd.	6,000	27
Advantest Corp. ^	3,300	36
AEON Mall Co., Ltd.	4,800	110
Aisin Seiki Co., Ltd. ^	6,300	210
Amada Co., Ltd.	6,000	39
Asahi Glass Co., Ltd. ^	16,000	156
Asahi Group Holdings, Ltd. ^	10,400	220
Asahi Kasei Corp. ^	17,000	102
Bank of Kyoto, Ltd. ^	4,000	36
Bank of Yokohama, Ltd. ^	18,000	90
Benesse Holdings, Inc.	400	18
Bridgestone Corp.	25,300	574
Canon, Inc.	12,500	567
Casio Computer Co., Ltd. ^	6,400	41
Central Japan Railway Co. ^	19	166
Chiba Bank, Ltd. ^	8,000	55
Chubu Electric Power Co., Inc. ^	2,900	54
Citizen Holdings Co., Ltd.	6,000	30
Credit Saison Co., Ltd.	1,900	37
DAI Nippon Printing Co., Ltd. ^	5,000	52
Daicel Corp. ^	2,000	11
Daiichi Sankyo Co., Ltd. ^	14,500	303
Daikin Industries, Ltd. ^	8,700	249
Daito Trust Construction Co., Ltd.	1,300	119
Daiwa House Industry Co., Ltd.	8,000	102
Daiwa Securities Group, Inc. ^	24,000	90
Denki Kagaku Kogyo KK ^	6,000	23
Denso Corp.	23,300	749
DOWA Holdings Co., Ltd. ^	8,000	45
East Japan Railway Co.	4,300	261
FamilyMart Co., Ltd. ^	2,299	88
Fanuc Corp. ^	6,000	826
Fast Retailing Co., Ltd.	2,800	502
Fujifilm Holdings Corp. ^	17,100	397
Fujitsu, Ltd. ^	68,000	321
Fukuoka Financial Group, Inc. ^	11,000	46
Furukawa Electric Co., Ltd. ^	12,000	33
GS Yuasa Corp. ^	12,000	56
Hirose Electric Co., Ltd. ^	600	56
Hitachi Construction Machinery Co., Ltd. ^	8,100	136
Hitachi, Ltd. ^	43,000	213
Hokuhoku Financial Group, Inc.	18,000	39
Honda Motor Co., Ltd.	30,000	879
Hoya Corp. ^	5,200	121
Ibiden Co., Ltd. ^	5,300	112
IHI Corp.	19,000	42
INPEX Corp. ^	49	301
ITOCHU Corp. ^	27,600	264
ITOCHU Techno-Solutions Corp. ^	600	27
Japan Real Estate Investment Corp. REIT ^	8	78
Japan Retail Fund Investment Corp. REIT ^	27	43
Japan Tobacco, Inc. ^	120	561
JFE Holdings, Inc.	7,300	147
JGC Corp.	21,000	514
Joyo Bank, Ltd. ^	11,000	51
JS Group Corp. ^	3,300	92
JSR Corp. ^	2,400	41
JX Holdings, Inc. ^	30,700	172
Kajima Corp. ^	19,000	62
Kaneka Corp. ^	4,000	23
Kansai Electric Power Co., Inc. ^	5,200	90
Kawasaki Heavy Industries, Ltd. ^	19,000	48
Kawasaki Kisen Kaisha, Ltd. ^	87,000	182
Keikyu Corp. ^	4,000	37
KEIO Corp. ^	2,000	14
Keyence Corp. ^	1,720	471
Kintetsu Corp. ^	20,000	75
Kirin Holdings Co., Ltd.	17,000	223
Kobe Steel, Ltd. ^	32,000	53
Komatsu, Ltd. ^	31,900	688
Konami Corp. ^	2,300	77
Konica Minolta Holdings, Inc. ^	9,000	62
Kubota Corp. ^	48,000	391
Kuraray Co., Ltd. ^	5,000	68
Kurita Water Industries, Ltd. ^	1,100	31
Kyocera Corp. ^	5,800	484
Kyushu Electric Power Co., Inc. ^	1,700	27
Mabuchi Motor Co., Ltd. ^	2,100	98
Makita Corp. ^	3,200	114
Marubeni Corp. ^	27,000	151
Matsui Securities Co., Ltd. ^	4,700	21
Minebea Co., Ltd.	8,000	27
Mitsubishi Chemical Holdings Corp. ^	19,500	132
Mitsubishi Corp.	36,100	735
Mitsubishi Electric Corp.	68,000	603
Mitsubishi Estate Co., Ltd.	19,000	309
Mitsubishi Heavy Industries, Ltd. ^	43,000	181
Mitsubishi Materials Corp. ^	24,000	58
Mitsubishi UFJ Financial Group, Inc. ^	63,208	290
Mitsui & Co., Ltd. ^	19,900	288
Mitsui Chemicals, Inc. ^	7,000	23
Mitsui Fudosan Co., Ltd.	13,000	205
Mitsui Mining & Smelting Co., Ltd.	19,000	49
Mitsui O.S.K. Lines, Ltd. ^	31,000	119
Mizuho Financial Group, Inc. ^	206,340	303
MS&AD Insurance Group Holdings ^	6,200	135
Murata Manufacturing Co., Ltd. ^	2,600	141
Nabtesco Corp. ^	3,300	62
NEC Corp. ‡ ^	35,000	71
NGK Insulators, Ltd.	16,000	241
NGK Spark Plug Co., Ltd. ^	2,000	27
Nidec Corp. ^	1,700	137
Nikon Corp. ^	4,500	106
Nintendo Co., Ltd. ^	2,000	294
Nippon Building Fund, Inc. REIT	10	104
Nippon Electric Glass Co., Ltd.	16,000	145
Nippon Express Co., Ltd. ^	14,000	60
Nippon Paper Group, Inc. ^	3,300	88
Nippon Sheet Glass Co., Ltd. ^	7,000	16
Nippon Steel Corp. ^	155,000	445
Nippon Telegraph & Telephone Corp.	3,000	144
Nippon Yusen KK ^	16,000	43
Nishi-Nippon City Bank, Ltd.	6,000	18
Nissan Chemical Industries, Ltd.	3,000	28
Nissan Motor Co., Ltd. ^	31,500	279
Nitto Denko Corp. ^	3,100	122

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Japan (continued)
NKSJ Holdings, Inc. ^	2,500	$55
Nomura Holdings, Inc.	29,800	109
Nomura Research Institute, Ltd.	2,000	46
NSK, Ltd.	11,000	81
NTN Corp.	10,000	47
NTT Data Corp. ^	21	65
NTT DoCoMo, Inc. ^	47	86
Obayashi Corp.	16,000	79
Obic Co., Ltd.	170	33
OJI Paper Co., Ltd. ^	36,000	197
Olympus Corp. ^	1,900	59
Omron Corp.	6,700	132
Oracle Corp. Japan	1,000	35
Oriental Land Co., Ltd. ^	800	85
ORIX Corp. ^	270	21
Osaka Gas Co., Ltd.	13,000	54
Panasonic Corp.	50,600	489
Resona Holdings, Inc.	3,800	18
ROHM Co., Ltd.	1,900	99
Ryohin Keikaku Co., Ltd.	1,800	99
SBI Holdings, Inc.	199	17
Secom Co., Ltd. ^	1,800	87
Seiko Epson Corp. ^	6,600	84
Sekisui Chemical Co., Ltd. ^	5,000	42
Sekisui House, Ltd.	12,000	112
Seven & I Holdings Co., Ltd.	13,300	373
Sharp Corp. ^	11,000	92
Shimamura Co., Ltd.	200	21
Shimano, Inc. ^	3,100	164
Shimizu Corp. ^	16,000	70
Shin-Etsu Chemical Co., Ltd. ^	9,800	482
Shinsei Bank, Ltd. ^	15,000	17
Shiseido Co., Ltd. ^	8,900	173
Shizuoka Bank, Ltd. ^	8,000	84
Showa Denko KK ^	11,000	22
Showa Shell Sekiyu KK	1,400	10
SMC Corp. ^	2,500	365
Softbank Corp.	20,600	602
Sony Corp. ^	16,400	314
Stanley Electric Co., Ltd. ^	5,600	85
Sumitomo Chemical Co., Ltd. ^	19,000	73
Sumitomo Corp. ^	13,100	162
Sumitomo Electric Industries, Ltd.	8,200	96
Sumitomo Heavy Industries, Ltd.	8,000	41
Sumitomo Metal Industries, Ltd. ^	128,000	265
Sumitomo Metal Mining Co., Ltd. ^	23,000	305
Sumitomo Mitsui Financial Group, Inc. ^	12,100	342
Sumitomo Mitsui Trust Holdings, Inc. ^	81,000	268
Sumitomo Realty & Development Co., Ltd.	6,000	115
Suzuki Motor Corp. ^	11,000	242
Sysmex Corp. ^	2,500	90
T&D Holdings, Inc. ^	5,100	48
Taisei Corp. ^	19,000	52
Takeda Pharmaceutical Co., Ltd. ^	4,500	213
TDK Corp. ^	1,800	63
Teijin, Ltd. ^	14,000	50
Terumo Corp. ^	6,300	327
THK Co., Ltd. ^	700	12
Tobu Railway Co., Ltd. ^	13,000	61
Tohoku Electric Power Co., Inc. ^	2,500	35
Tokio Marine Holdings, Inc.	12,648	321
Tokyo Electron, Ltd. ^	4,900	222
Tokyo Gas Co., Ltd. ^	14,000	65
Tokyu Corp. ^	18,000	90
Tokyu Land Corp.	10,000	36
TonenGeneral Sekiyu KK ^	6,000	69
Toppan Printing Co., Ltd. ^	5,000	36
Toray Industries, Inc. ^	16,000	112
Toshiba Corp. ^	52,000	212
Tosoh Corp. ^	7,000	22
Toto, Ltd. ^	8,000	71
Toyo Seikan Kaisha, Ltd. ^	2,600	39
Toyota Boshoku Corp. ^	4,900	70
Toyota Industries Corp.	1,300	38
Toyota Motor Corp.	25,500	874
Trend Micro, Inc.	2,000	63
Uni-Charm Corp. ^	3,900	187
Ushio, Inc. ^	800	12
West Japan Railway Co. ^	300	13
Yahoo! Japan Corp. ^	241	75
Yakult Honsha Co., Ltd. ^	3,099	97
Yamada Denki Co., Ltd. ^	1,370	95
Yamaha Corp. ^	1,400	15
Yamato Holdings Co., Ltd. ^	3,700	67
Yokogawa Electric Corp. ‡ ^	4,100	39
Jersey, Channel Islands - 0.9%
Charter International PLC	16,219	218
Experian Group, Ltd.	9,979	112
Petrofac, Ltd.	3,907	72
Randgold Resources, Ltd.	3,708	360
Wolseley PLC	716	18
WPP PLC	66,896	620
Korea, Republic of - 0.7%
Cheil Industries, Inc.	133	9
Daewoo Securities Co., Ltd.	340	3
Doosan Heavy Industries and Construction Co., Ltd.	178	8
E-Mart Co., Ltd. ‡	44	12
GS Engineering & Construction Corp.	115	9
Hana Financial Group, Inc.	350	10
Hynix Semiconductor, Inc.	840	15
Hyundai Engineering & Construction Co., Ltd.	140	7
Hyundai Heavy Industries Co., Ltd.	78	18
Hyundai Mobis	109	31
Hyundai Motor Co.	262	45
Hyundai Steel Co.	140	10
Industrial Bank of Korea	570	7
KB Financial Group, Inc.	660	22
KIA Motors Corp.	390	23
Korea Electric Power Corp. ‡	470	8
Korea Exchange Bank	950	6
KT Corp.	390	12
KT&G Corp.	206	13
LG Chem, Ltd.	82	22
LG Corp.	317	16
LG Display Co., Ltd.	420	7
LG Electronics, Inc.	170	10
Lotte Shopping Co., Ltd.	24	8
NHN Corp. ‡	78	15
OCI Co., Ltd.	33	6
POSCO	110	34
Samsung C&T Corp.	272	16
Samsung Electro-Mechanics Co., Ltd.	108	7
Samsung Electronics Co., Ltd.	691	482
Samsung Engineering Co., Ltd.	66	13
Samsung Fire & Marine Insurance Co., Ltd.	71	13
Samsung Heavy Industries Co., Ltd.	420	10
Samsung SDI Co., Ltd.	67	6
Samsung Securities Co., Ltd.	133	6

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Korea, Republic of (continued)
Samsung Techwin Co., Ltd.	72	$3
Shinhan Financial Group Co., Ltd.	730	24
Shinsegae Co., Ltd.	15	3
SK Innovation Co., Ltd.	118	14
SK Telecom Co., Ltd.	92	12
S-Oil Corp.	130	11
Woori Finance Holdings Co., Ltd.	440	4
Luxembourg - 0.3%
ArcelorMittal ^	6,802	109
Oriflame Cosmetics SA	3,675	133
Subsea 7 SA ‡ ^	4,131	78
Tenaris SA ^	9,899	125
Mauritius - 0.0% ∞
Golden Agri-Resources, Ltd.	85,626	40
Mexico - 0.8%
America Movil SAB de CV — Series L ^	389,800	429
Fomento Economico Mexicano SAB de CV ^	22,000	143
Grupo Bimbo SAB de CV — Series A ^	16,800	31
Grupo Carso SA de CV — Series A1 ^	9,100	21
Grupo Elektra SA de CV ^	965	73
Grupo Financiero Banorte SAB de CV — Class O ^	16 247	48
Grupo Financiero Inbursa SA — Class O ^	20,800	35
Grupo Mexico SAB de CV — Series B	41,566	99
Grupo Modelo SAB de CV — Series C	7,100	40
Grupo Televisa SAB — Series CPO ^	22,000	81
Industrias Penoles SAB de CV	1,155	42
Inmuebles Carso SAB de CV — Class B1 ‡^	9,100	7
Kimberly-Clark de Mexico SAB de CV — Class A	5,600	29
Minera Frisco SAB de CV ‡	9,100	31
Telefonos de Mexico SAB de CV — Class L ^	61,100	46
Wal-Mart de Mexico SAB de CV — Series V	55,100	126
Netherlands - 1.9%
Akzo Nobel NV	2,786	123
ASML Holding NV	5,684	197
Corio NV REIT	665	31
European Aeronautic Defence and Space Co., NV	1,407	40
Fugro NV	995	50
Heineken NV	8,916	400
ING Groep NV ‡	46,549	328
Koninklijke Ahold NV	12,589	148
Koninklijke DSM NV	1,210	53
Koninklijke KPN NV	18,521	244
Koninklijke Philips Electronics NV	14,557	261
PostNL NV	12,112	53
Reed Elsevier NV	9,249	102
SBM Offshore NV	2,515	44
STMicroelectronics NV ^	5,267	34
TNT Express NV	12,112	85
Unilever NV	19,985	632
Wolters Kluwer NV	6,282	102
Norway - 1.0%
Aker Solutions ASA	2,440	23
DnB NOR ASA	12,414	124
Norsk Hydro ASA	13,042	59
Orkla ASA	9,700	74
Renewable Energy Corp., ASA ‡ ^	2,700	2
Statoil ASA	14,354	308
Telenor ASA	32,650	504
Yara International ASA	10,186	389
Philippines - 0.7%
Aboitiz Equity Ventures, Inc.	108,000	93
Aboitiz Power Corp.	93,300	60
Alliance Global Group, Inc.	206,100	44
Ayala Corp.	11,316	75
Ayala Land, Inc.	271,600	90
Bank of The Philippine Islands	91,800	116
Energy Development Corp.	395,000	51
Manila Electric Co.	14,550	77
Metropolitan Bank & Trust	54,100	81
Philippine Long Distance Telephone Co.	2,410	120
SM Investments Corp.	9,450	112
SM Prime Holdings, Inc.	273,000	76
Russian Federation - 1.0%
Gazprom OAO ADR	46,052	440
Lukoil OAO ADR	2,406	121
Lukoil OAO — London International Exchange ADR	2,416	122
MMC Norilsk Nickel OJSC ADR	5,811	126
MMC Norilsk Nickel OJSC — London International Exchange ADR^	5,836	126
Mobile Telesystems OJSC ADR^	4,550	56
Novatek OAO GDR	776	89
Rosneft Oil Co. GDR	15,273	89
Surgutneftegas ADR^	7,400	59
Surgutneftegas OJSC ADR	7,400	59
Tatneft ADR	3,712	92
VTB Bank OJSC GDR ^	26,301	108
Singapore - 1.3%
Ascendas Real Estate Investment Trust	16,000	25
Bank Danamon	13,500	7
Capitaland, Ltd.	35,000	65
CapitaMall Trust REIT	31,000	43
City Developments, Ltd. ^	8,000	58
ComfortDelgro Corp., Ltd. ^	25,000	25
DBS Group Holdings, Ltd.	30,000	269
Fraser and Neave, Ltd.	16,000	70
Keppel Corp., Ltd.	22,000	130
Olam International, Ltd.	7,000	12
Oversea-Chinese Banking Corp. ^	56,000	345
SembCorp Industries, Ltd.	16,000	41
SembCorp Marine, Ltd. ^	11,000	27
Singapore Airlines, Ltd. ^	10,003	87
Singapore Exchange, Ltd. ^	9,000	45
Singapore Press Holdings, Ltd. ^	11,000	31
Singapore Technologies Engineering, Ltd. ^	19,000	40
Singapore Telecommunications, Ltd.	111,000	268
United Overseas Bank, Ltd.	25,000	321
Wilmar International, Ltd. ^	16,000	64
Spain - 0.2%
Distribuidora Internacional de Alimentacion SA ‡	4,799	19
Inditex SA	878	75
Repsol YPF SA	2,380	63
Telefonica SA	6,725	129
Sweden - 2.4%
Alfa Laval AB	2,809	44
ASSA Abloy AB — Series B	3,247	67
Atlas Copco AB — Class A	7,796	137
Atlas Copco AB — Class B	5,031	79
Electrolux AB — Series B	2,761	41
Getinge AB — Class B	6,266	137
Hennes & Mauritz AB — Class B	15,656	469
Holmen AB — Class B	875	22
Husqvarna AB — Class B	2,761	11
Investor AB — Class B	9,506	167
Lundin Petroleum AB ‡	3,350	57
Nordea Bank AB	36,811	298
Sandvik AB	11,691	135
Skanska AB — Class B	13,862	192
SKF AB — Class B	2,575	49
SSAB AB — Series A	2,976	22
Svenska Cellulosa AB — Class B	7,749	94

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Sweden (continued)
Svenska Handelsbanken AB — Class A	10,392	$264
Swedish Match AB	5,828	192
Tele2 AB — Class B	2,078	38
Telefonaktiebolaget LM Ericsson — Class B	77,106	740
TeliaSonera AB	26,205	172
Volvo AB — Class A	4,921	49
Volvo AB — Class B	10,658	105
Switzerland - 8.8%
ABB, Ltd. ‡	42,794	732
Baloise Holding AG	583	43
Cie Financiere Richemont SA	13,404	597
Credit Suisse Group AG ‡	8,420	220
GAM Holding, Ltd. ‡	2,754	34
Geberit AG ‡	391	72
Givaudan SA ‡	77	60
Holcim, Ltd. ‡	2,848	151
Julius Baer Group, Ltd. ‡	3,217	108
Logitech International SA ‡ ^	4,646	36
Lonza Group AG	465	28
Nestle SA	95,923	5,282
Novartis AG	35,056	1,958
Pargesa Holding SA (Bearer Shares)	91	6
Roche Holding AG	9,459	1,528
Schindler Holding AG	1,085	115
Straumann Holding AG	646	101
Swatch Group AG	1,169	385
Swatch Group AG — Reg	860	51
Swiss Life Holding AG ‡	340	37
Swiss Re AG ‡	4,678	219
Swisscom AG	357	145
Syngenta AG ‡	2,703	702
Transocean, Ltd.	4,984	240
UBS AG ‡	28,434	325
Zurich Financial Services AG ‡	1,173	245
Thailand - 0.2%
Bangkok Bank PCL	8,300	37
Bangkok Bank PCL — Foreign Reg	15,000	71
Bank of Ayudhya PCL	33,300	21
Kasikornbank PCL	10,500	39
Kasikornbank PCL — Foreign	20,600	78
Krung Thai Bank PCL	46,200	23
Siam Commercial Bank PCL	26,900	93
Turkey - 1.1%
Akbank TAS	44,666	175
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,197	95
Bim Birlesik Magazalar AS	3,234	89
Coca-Cola Icecek AS	2,686	36
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	30,200	39
Eregli Demir ve Celik Fabrikalari TAS	22,633	39
Haci Omer Sabanci Holding AS	20,835	72
KOC Holding AS	24,243	90
Tupras Turkiye Petrol Rafinerileri AS	4,871	100
Turk Telekomunikasyon AS	20,770	89
Turkcell lletisim Hizmetleri As ‡	29,144	132
Turkiye Garanti Bankasi AS	74,821	290
Turkiye Halk Bankasi AS	12,585	90
Turkiye Is Bankasi — Class C	57,989	149
Turkiye Vakiflar Bankasi Tao — Class D	31,792	63
Yapi Ve Kredi Bankasi AS ‡	32,651	72
United Kingdom - 15.8%
3i Group PLC	7,285	21
Admiral Group PLC	1,611	32
Aggreko PLC	14,060	354
AMEC PLC	4,984	63
Anglo American PLC	20,361	701
ARM Holdings PLC	45,619	390
AstraZeneca PLC	20,867	926
Aviva PLC	21,024	99
BAE Systems PLC	28,672	118
Balfour Beatty PLC	24,763	98
Barclays PLC	61,621	151
BG Group PLC	51,323	982
BHP Billiton PLC	11,005	294
BP PLC	196,566	1,179
British American Tobacco PLC	26,019	1,099
British Land Co., PLC REIT	12,702	94
British Sky Broadcasting Group PLC	39,197	404
BT Group PLC — Class A	123,718	332
Bunzl PLC	3,756	45
Burberry Group PLC	4,882	89
Cairn Energy PLC ‡	3,967	17
Capital Group PLC	2,500	27
Capital Shopping Centres Group PLC REIT	7,089	36
Carnival PLC	2,888	90
Centrica PLC	35,098	162
Cobham PLC	10,046	27
Compass Group PLC	34,920	282
Diageo PLC	34,493	658
FirstGroup PLC	8,509	42
GlaxoSmithKline PLC	70,730	1,460
Group 4 Securicor PLC	3,563	15
Hammerson PLC REIT	10,178	60
Home Retail Group PLC	9,755	17
HSBC Holdings PLC	204,804	1,570
Imperial Tobacco Group PLC	9,941	335
Intercontinental Hotels Group PLC	6,239	101
International Power PLC ^	6,163	29
Invensys PLC	4,549	16
Investec PLC	2,084	11
J. Sainsbury PLC	13,931	59
Johnson Matthey PLC	2,068	51
Kingfisher PLC	15,104	58
Land Securities Group PLC REIT	11,181	110
Legal & General Group PLC	50,981	76
Lloyds TSB Group PLC ‡	86,604	46
Man Group PLC	24,062	62
Marks & Spencer Group PLC	18,809	92
National Grid PLC	44,652	442
Next PLC	3,188	125
Old Mutual PLC	48,289	78
Pearson PLC	15,074	266
Prudential PLC	18,679	160
Reckitt Benckiser Group PLC	8,433	427
Reed Elsevier PLC	20,630	158
Rexam PLC	5,630	27
Rio Tinto PLC	19,012	843
Rolls-Royce Holdings PLC ‡	16,700	154
Royal & Sun Alliance Insurance Group PLC	30,170	52
Royal Bank of Scotland Group PLC ‡	174,290	62
Royal Dutch Shell PLC — Class A	55,520	1,715
Royal Dutch Shell PLC — Class B	41,690	1,297
SABMiller PLC	10,465	341
Sage Group PLC	21,458	85
Schroders PLC	1,454	29
Scottish & Southern Energy PLC	19,557	392
Segro PLC REIT	11,057	38
Severn Trent PLC	6,393	153
Smith & Nephew PLC	19,976	180
Smiths Group PLC	3,595	55

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

United Kingdom (continued)
Standard Chartered PLC	26,969	$538
Standard Life PLC	16,102	50
Tesco PLC	79,896	468
Tullow Oil PLC	1,593	32
Unilever PLC	15,015	470
United Utilities Group PLC	1,614	16
Vodafone Group PLC	782,382	2,016
Whitbread PLC	3,537	87
Xstrata PLC	17,270	218
United States - 0.3%
Synthes, Inc. -144A	3,196	517

Total Common Stocks (cost $133,415)		117,653

RIGHTS - 0.0% ∞
Korea, Republic of - 0.0% ∞
Daewoo Securities Co., Ltd. Ə	190	♦
Total Rights (cost $♦)
SECURITIES LENDING COLLATERAL - 12.2%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.19% ▲	18,516,691	$18,517
Total Securities Lending Collateral (cost $18,517)

	Principal	Value

REPURCHASE AGREEMENT - 21.1%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $32,030 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2038, with a value of $32,673.	$32,030	32,030
Total Repurchase Agreement (cost $32,030)

Total Investment Securities (cost $184,796) #		168,788
Other Assets and Liabilities — Net		(16,904)

Net Assets		$151,884

FUTURES CONTRACTS: Y

				Net Unrealized
				Appreciation
Description	Type	Contracts ┌	Expiration Date	(Depreciation)

ASX SPI 200 Index	Long	22	12/15/2011	$(22)
DAX Index	Short	(17)	12/16/2011	(162)
EURO STOXX 50 Index	Long	164	12/16/2011	189
FTSE 100 Index	Long	41	12/16/2011	(126)
OMX 30 Index	Long	48	10/21/2011	12
SGX MSCI Singapore Index	Long	17	10/28/2011	(7)
TOPIX Index	Long	88	12/09/2011	46

				$(70)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Australian Dollar	(5,171)	10/20/2011	$(5,016)	$26
Australian Dollar	5,171	10/20/2011	5,307	(316)
Euro	498	10/20/2011	675	(9)
Euro	12,698	10/20/2011	17,496	(487)
Euro	(2,544)	10/20/2011	(3,433)	26
Euro	(2,553)	10/20/2011	(3,433)	14
Hong Kong Dollar	(12,988)	10/20/2011	(1,667)	(1)
Japanese Yen	280,502	10/20/2011	3,671	(33)
Japanese Yen	(222,484)	10/20/2011	(2,915)	30
Japanese Yen	(58,017)	10/20/2011	(759)	6
Japanese Yen	658,775	10/20/2011	8,628	(85)
Pound Sterling	3,658	10/20/2011	5,751	(48)
Pound Sterling	(643)	10/20/2011	(994)	(9)
Pound Sterling	1,531	10/20/2011	2,376	11
Pound Sterling	513	10/20/2011	794	6
Singapore Dollar	303	10/20/2011	241	(9)
Swedish Krona	2,094	10/20/2011	316	(11)

Swiss Franc	(1,407)	10/20/2011	(1,590)	37

				$(852)

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Metals & Mining	5.6%	$9,385
Oil, Gas & Consumable Fuels	5.2	8,728
Commercial Banks	5.2	8,716
Pharmaceuticals	5.0	8,386
Food Products	4.2	7,054
Machinery	3.0	5,002
Chemicals	2.8	4,787
Automobiles	2.4	4,118
Wireless Telecommunication Services	2.0	3,453
Diversified Telecommunication Services	1.9	3,198
Insurance	1.9	3,126
Electronic Equipment & Instruments	1.6	2,659
Beverages	1.6	2,619
Industrial Conglomerates	1.5	2,597
Tobacco	1.3	2,215
Food & Staples Retailing	1.3	2,132
Real Estate Management & Development	1.3	2,123
Media	1.2	2,000
Electrical Equipment	1.2	1,942
Electric Utilities	1.1	1,897
Auto Components	1.1	1,858
Trading Companies & Distributors	1.0	1,709
Textiles, Apparel & Luxury Goods	1.0	1,690
Semiconductors & Semiconductor Equipment	1.0	1,676
Health Care Equipment & Supplies	0.9	1,499
Construction & Engineering	0.9	1,447
Software	0.8	1,389
Specialty Retail	0.8	1,299
Household Durables	0.8	1,266
Capital Markets	0.7	1,251
Energy Equipment & Services	0.7	1,223
Communications Equipment	0.7	1,204
Multi-Utilities	0.7	1,194
Diversified Financial Services	0.6	1,084
Real Estate Investment Trusts	0.6	1,059
Household Products	0.6	1,039
Road & Rail	0.6	947
Hotels, Restaurants & Leisure	0.6	930
Building Products	0.4	759
Computers & Peripherals	0.4	724
Office Electronics	0.4	657
Commercial Services & Supplies	0.4	634
Personal Products	0.3	573
Health Care Providers & Services	0.3	572
Paper & Forest Products	0.3	538
Air Freight & Logistics	0.3	486
Marine	0.3	473
Construction Materials	0.3	453
Multiline Retail	0.3	424
Aerospace & Defense	0.2	413
Leisure Equipment & Products	0.2	285
IT Services	0.1	211
Gas Utilities	0.1	172

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (continued):	Total Investments		Value

Water Utilities	0.1%		$153
Independent Power Producers & Energy Traders	0.1		140
Containers & Packaging	0.1		140
Professional Services	0.1		139
Airlines	0.1		108
Internet Software & Services	0.1		90
Consumer Finance	0.0	∞	58
Distributors	0.0	∞	32
Life Sciences Tools & Services	0.0	∞	28
Biotechnology	0.0	∞	25
Transportation Infrastructure	0.0	∞	18
Diversified Consumer Services	0.0	∞	18
Internet & Catalog Retail	0.0	∞	17

Investment Securities, at Value	70.1		118,241
Short-Term Investments	29.9		50,547

Total Investments	100.0%		$168,788

NOTES TO SCHEDULE OF INVESTMENTS:

∞	Percentage rounds to less than 0.1%.
▲	Rate shown reflects the yield at 09/30/2011.
^	All or a portion of this security is on loan. The value of all securities on loan is $17,565.
Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a market value of $1 or less than 0.01% of the fund’s net assets.
‡	Non-income producing security.
♦	Value is less than $1.
#	Aggregate cost for federal income tax purposes is $184,796. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,179 and $23,187, respectively. Net unrealized depreciation for tax purposes is $16,008.
Y	Cash in the amount of $1,213, has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
┌	Contract amounts are not in thousands.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2011, these securities aggregated $517, or 0.34%, of the fund’s net assets.

ADR	American Depositary Receipt

CPO	Ordinary Participation Certificates

GDR	Global Depositary Receipt

OJSC	Open Joint Stock Company

PPS	Price Protected Share

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

STRIP VVPR	Is a coupon which, if presented along with the corresponding coupon of the share, allows to benefit from a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY: Э

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011

Common Stocks	$4,324	$113,329	$—	$117,653
Convertible Preferred Stocks	36	—	—	36
Preferred Stocks	—	552	—	552
Repurchase Agreement	—	32,030	—	32,030
Rights	—	♦	—	♦
Securities Lending Collateral	18,517	—	—	18,517

Total	$22,877	$145,911	$—	$168,788

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments ₣	Prices	Inputs	Inputs	09/30/2011

Futures Contracts — Appreciation	$247	$—	$—	$247
Futures Contracts — Depreciation	(317)	—	—	(317)
Forward Foreign Currency Contracts -Appreciation	—	156		156
Forward Foreign Currency Contracts -Depreciation	—	(1,008)	—	(1,008)

Total	$(70)	$(852)	$—	$(922)

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Morgan Stanley Capital Growth VP
(formerly, Transamerica Focus VP)

SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 97.0%
Air Freight & Logistics - 1.9%
Expeditors International of Washington, Inc.	77,790	$3,154
Beverages - 1.7%
Anheuser-Busch InBev NV ADR^	53,610	2,840
Capital Markets - 1.4%
Charles Schwab Corp. ^	166,324	1,874
Goldman Sachs Group, Inc.	4,537	429
Chemicals - 2.7%
Monsanto Co.	74,458	4,471
Commercial Services & Supplies - 3.5%
Edenred	239,748	5,712
Communications Equipment - 3.9%
Motorola Solutions, Inc. ^	153,291	6,423
Computers & Peripherals - 10.0%
Apple, Inc. ‡	43,339	16,519
Distributors - 1.9%
Li & Fung, Ltd.	1,912,000	3,205
Diversified Financial Services - 6.7%
Bank of America Corp.	68,430	419
BM&FBOVESPA SA	575,600	2,691
Citigroup, Inc.	17,286	443
CME Group, Inc. — Class A ^	9,327	2,298
Leucadia National Corp. ^	120,333	2,730
MSCI, Inc. — Class A ‡	84,742	2,570
Electrical Equipment - 1.2%
First Solar, Inc. ‡^	31,721	2,005
Food & Staples Retailing - 1.6%
Costco Wholesale Corp. ^	32,702	2,685
Food Products - 3.2%
Mead Johnson Nutrition Co. — Class A	76,137	5,241
Health Care Equipment & Supplies - 3.1%
Intuitive Surgical, Inc. ‡^	14,101	5,137
Hotels, Restaurants & Leisure - 4.5%
Las Vegas Sands Corp. ‡	58,316	2,236
Starbucks Corp.	71,420	2,663
Yum! Brands, Inc.	51,151	2,526
Insurance - 0.3%
American International Group, Inc. ‡	19,459	427
Internet & Catalog Retail - 13.5%
Amazon.com, Inc. ‡	79,011	17,085
NetFlix, Inc. ‡^	22,588	2,556
priceline.com, Inc. ‡^	5,987	2,691
Internet Software & Services - 10.8%
Baidu, Inc. ADR ‡	37,567	4,016
eBay, Inc. ‡	123,331	3,637
Google, Inc. — Class A ‡	16,544	8,510
Yandex NV — Class A ‡	86,543	1,766
Life Sciences Tools & Services - 2.0%
Illumina, Inc. ‡^	81,348	3,329
Media - 3.3%
McGraw-Hill Cos., Inc.	64,274	2,635
Naspers, Ltd. — Class N	66,449	2,870
Metals & Mining -1.6%
Molycorp, Inc. ‡^	80,173	2,635
Oil, Gas & Consumable Fuels - 3.1%
Range Resources Corp. ^	36,061	2,108
Ultra Petroleum Corp. ‡^	108,365	3,004
Pharmaceuticals - 3.2%
Allergan, Inc. ^	33,597	2,767
Valeant Pharmaceuticals International, Inc.	67,365	2,501
Professional Services - 1.4%
SGS SA	1,533	2,329
Real Estate Management & Development - 3.7%
Brookfield Asset Management, Inc. — Class A	225,011	6,199
Semiconductors & Semiconductor Equipment - 2.0%
ARM Holdings PLC ADR^	109,098	2,782
NVIDIA Corp. ‡^	40,876	511
Software - 3.3%
Salesforce.com, Inc. ‡	35,163	4,018
VMware, Inc. — Class A ‡^	18,632	1,498
Trading Companies & Distributors - 1.5%
Fastenal Co.	76,449	2,544

Total Common Stocks (cost $169,318)		160,689

SECURITIES LENDING COLLATERAL - 12.5%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.19% ▲	20,684,251	20,684
Total Securities Lending Collateral (cost $20,684)

	Principal	Value

REPURCHASE AGREEMENT - 3.0%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $4,945 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/15/2039, with a value of $5,044.	$4,945	4,945

Total Repurchase Agreement (cost $4,945)
Total Investment Securities (cost $194,947) #		186,318
Other Assets and Liabilities — Net		(20,721)

Net Assets		$165,597

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Morgan Stanley Capital Growth VP
(formerly, Transamerica Focus VP)

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $20,201.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $194,947. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $17,518 and $26,147, respectively. Net unrealized depreciation for tax purposes is $8,629.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011

Common Stocks	$142,391	$18,299	$—	$160,690
Repurchase Agreement	—	4,945	—	4,945
Securities Lending Collateral	20,684	—	—	20,684

Total	$163,075	$23,243	$—	$186,318

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Morgan Stanley Growth Opportunities VP
(formerly, Transamerica Growth Opportunities VP)

SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 97.4%
Air Freight & Logistics - 3.7%
CH Robinson Worldwide, Inc. ^	50,604	$3,465
Expeditors International of Washington, Inc.	129,276	5,242
Capital Markets - 0.6%
Greenhill & Co., Inc. ^	46,169	1,320
Chemicals - 2.7%
Intrepid Potash, Inc. ‡^	134,099	3,335
Rockwood Holdings, Inc. ‡	88,473	2,981
Commercial Services & Supplies - 6.6%
Covanta Holding Corp. ^	196,221	2,981
Edenred	363,995	8,671
Stericycle, Inc. ‡^	49,552	4,000
Communications Equipment - 4.3%
Motorola Solutions, Inc.	244,253	10,234
Construction Materials - 1.0%
Martin Marietta Materials, Inc. ^	38,215	2,416
Diversified Consumer Services - 2.2%
New Oriental Education & Technology Group ADR ‡	113,748	2,613
Weight Watchers International, Inc. ^	42,287	2,463
Diversified Financial Services - 5.7%
IntercontinentalExchange, Inc. ‡	31,204	3,690
Leucadia National Corp. ^	145,441	3,299
MSCI, Inc. — Class A ‡	218,027	6,613
Electric Utilities - 1.0%
Brookfield Infrastructure Partners, LP	98,498	2,397
Electrical Equipment - 1.2%
First Solar, Inc. ‡^	45,814	2,896
Food & Staples Retailing - 1.1%
Sun Art Retail Group, Ltd. ‡	2,409,000	2,506
Food Products - 2.8%
Mead Johnson Nutrition Co. — Class A	98,202	6,758
Health Care Equipment & Supplies - 6.6%
Gen-Probe, Inc. ‡^	74,472	4,264
IDEXX Laboratories, Inc. ‡^	51,483	3,551
Intuitive Surgical, Inc. ‡^	21,788	7,936
Health Care Technology - 1.1%
Athenahealth, Inc. ‡^	43,471	2,589
Hotels, Restaurants & Leisure - 4.3%
Chipotle Mexican Grill, Inc. ‡^	11,602	3,515
Ctrip.com International, Ltd. ADR ‡^	109,690	3,527
Dunkin’ Brands Group, Inc. ‡^	118,617	3,286
Internet & Catalog Retail - 1.8%
NetFlix, Inc. ‡^	36,904	4,176
Internet Software & Services - 6.6%
Akamai Technologies, Inc. ‡^	143,058	2,844
Alibaba.com, Ltd.	1,354,000	1,248
Linkedln Corp. — Class A ‡^	46,451	3,627
Renren, Inc. ADR ‡^	204,009	1,040
Yandex NV — Class A ‡	227,287	4,639
Youku.com, Inc. ADR ‡^	123,898	2,027
IT Services -1.6%
Gartner, Inc. ‡^	110,641	3,858
Life Sciences Tools & Services - 3.7%
Illumina, Inc. ‡^	126,441	5,174
Techne Corp. ^	50,844	3,458
Machinery - 1.8%
Schindler Holding AG	39,309	4,167
Media -1.6%
McGraw-Hill Cos., Inc.	92,807	3,805
Metals & Mining - 2.0%
Lynas Corp., Ltd. ‡^	1,000,009	1,023
Molycorp, Inc. ‡^	111,985	3,681
Multiline Retail - 1.7%
Dollar Tree, Inc. ‡	53,708	4,034
Oil, Gas & Consumable Fuels - 3.7%
Range Resources Corp. ^	88,079	5,149
Ultra Petroleum Corp. ‡	128,126	3,552
Personal Products - 0.9%
Natura Cosmeticos SA	125,537	2,137
Pharmaceuticals - 2.2%
Ironwood Pharmaceuticals, Inc. — Class A ‡^	147,244	1,590
Valeant Pharmaceuticals International, Inc.	94,578	3,511
Professional Services - 7.6%
IHS, Inc. — Class A ‡	50,118	3,749
Intertek Group PLC	150,195	4,320
Qualicorp SA ‡	465,045	3,463
Verisk Analytics, Inc. — Class A ‡	175,917	6,116
Semiconductors & Semiconductor Equipment - 2.1%
ARM Holdings PLC ADR^	167,035	4,260
NVIDIA Corp. ‡	59,373	742
Software - 9.7%
Citrix Systems, Inc. ‡	33,700	1,838
FactSet Research Systems, Inc. ^	44,228	3,935
Red Hat, Inc. ‡	139,888	5,911
Salesforce.com, Inc. ‡^	44,973	5,140
Solera Holdings, Inc.	116,485	5,882
Textiles, Apparel & Luxury Goods - 1.4%
Lululemon Athletica, Inc. ‡^	65,540	3,189
Trading Companies & Distributors - 2.8%
Fastenal Co. ^	200,963	6,688
Wireless Telecommunication Services - 1.3%
Millicom International Cellular SA	30,876	3,077

Total Common Stocks (cost $266,227)		229,598

SECURITIES LENDING COLLATERAL - 22.0%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.19% ▲	51,814,702	51,815
Total Securities Lending Collateral (cost $51,815)

	Principal	Value

REPURCHASE AGREEMENT - 2.0%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $4,824 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/15/2039, with a value of $4,923.	$4,824	4,824

Total Repurchase Agreement (cost $4,824)
Total Investment Securities (cost $322,866) #		286,237
Other Assets and Liabilities — Net		(50,542)

Net Assets		$235,695

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Morgan Stanley Growth Opportunities VP
(formerly, Transamerica Growth Opportunities VP)

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $50,599.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $322,866. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $10,512 and $47,141, respectively. Net unrealized depreciation for tax purposes is $36,629.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011

Common Stocks	$196,936	$32,662	$—	$229,598
Repurchase Agreement	—	4,824	—	4,824
Securities Lending Collateral	51,815	—	—	51,815

Total	$248,751	$37,486	$—	$286,237

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

CONVERTIBLE PREFERRED STOCK - 1.8%
Internet & Catalog Retail - 1.8%
Groupon, Inc. Ə § Δ ‡	134,718	$8,622
Total Convertible Preferred Stock (cost $4,256)

PREFERRED STOCKS - 1.4%
Automobiles - 0.5%
Better Place Ə § Δ ‡	860,386	2,581
Internet Software & Services - 0.9%
Zynga Series C Ə § Δ ‡	295,582	4,147

Total Preferred Stocks (cost $6,728)		6,728

COMMON STOCKS - 94.4%
Air Freight & Logistics - 3.5%
CH Robinson Worldwide, Inc. ^	101,844	6,973
Expeditors International of Washington, Inc.	255,303	10,353
Capital Markets - 0.6%
Greenhill & Co., Inc. ^	101,244	2,895
Chemicals - 2.5%
Intrepid Potash, Inc. ‡^	264,595	6,580
Rockwood Holdings, Inc. ‡	174,854	5,891
Commercial Services & Supplies - 6.5%
Covanta Holding Corp. ^	388,705	5,904
Edenred	747,644	17,811
Stericycle, Inc. ‡^	99,873	8,062
Communications Equipment - 4.2%
Motorola Solutions, Inc. ^	495,394	20,757
Construction Materials - 1.1%
Martin Marietta Materials, Inc. ^	83,802	5,298
Diversified Consumer Services - 2.1%
New Oriental Education & Technology Group ADR ‡	224,724	5,162
Weight Watchers International, Inc. ^	88,639	5,163
Diversified Financial Services - 5.6%
IntercontinentalExchange, Inc. ‡	63,100	7,462
Leucadia National Corp. ^	292,798	6,641
MSCI, Inc. — Class A ‡	439,266	13,322
Electric Utilities -1.0%
Brookfield Infrastructure Partners, LP	205,986	5,014
Electrical Equipment - 1.2%
First Solar, Inc. ‡^	95,678	6,048
Food & Staples Retailing - 1.1%
Sun Art Retail Group, Ltd. ‡	4,974,000	5,174
Food Products - 2.6%
Mead Johnson Nutrition Co. — Class A	194,538	13,390
Health Care Equipment & Supplies - 6.4%
Gen-Probe, Inc. ‡^	147,096	8,421
IDEXX Laboratories, Inc. ‡^	107,865	7,439
Intuitive Surgical, Inc. ‡^	43,194	15,735
Health Care Technology - 1.1%
Athenahealth, Inc. ‡^	90,881	5,412
Hotels, Restaurants & Leisure - 4.3%
Chipotle Mexican Grill, Inc. ‡^	24,297	7,361
Ctrip.com International, Ltd. ADR ‡^	218,872	7,039
Dunkin’ Brands Group, Inc. ‡^	244,782	6,780
Internet & Catalog Retail - 1.7%
NetFlix, Inc. ‡^	73,164	8,279
Internet Software & Services - 6.3%
Akamai Technologies, Inc. ‡	292,871	5,822
Alibaba.com, Ltd.	2,969,300	2,736
Linkedln Corp. — Class A ‡^	88,214	6,888
Renren, Inc. ADR ‡^	403,289	2,057
Yandex NV — Class A ‡	457,532	9,339
Youku.com, Inc. ADR ‡^	260,115	4,255
IT Services -1.6%
Gartner, Inc. ‡	218,884	7,632
Life Sciences Tools & Services - 3.5%
Illumina, Inc. ‡^	254,189	10,402
Techne Corp.	100,281	6,820
Machinery - 1.7%
Schindler Holding AG	77,659	8,232
Media - 1.6%
McGraw-Hill Cos., Inc.	194,022	7,955
Metals & Mining - 2.0%
Lynas Corp., Ltd. ‡^	2,192,943	2,244
Molycorp, Inc. ‡^	227,065	7,464
Multiline Retail - 1.7%
Dollar Tree, Inc. ‡	112,528	8,452
Oil, Gas & Consumable Fuels - 3.5%
Range Resources Corp. ^	174,594	10,207
Ultra Petroleum Corp. ‡	253,783	7,035
Personal Products - 0.9%
Natura Cosmeticos SA	248,014	4,221
Pharmaceuticals - 2.2%
Ironwood Pharmaceuticals, Inc. — Class A ‡ ^	320,092	3,457
Valeant Pharmaceuticals International, Inc.	198,473	7,367
Professional Services - 7.2%
IHS, Inc. — Class A ‡	98,977	7,404
Intertek Group PLC	296,731	8,535
Qualicorp SA ‡	949,835	7,072
Verisk Analytics, Inc. — Class A ‡	347,410	12,080
Semiconductors & Semiconductor Equipment - 2.0%
ARM Holdings PLC ADR^	329,688	8,407
NVIDIA Corp. ‡	123,473	1,543
Software - 9.3%
Citrix Systems, Inc. ‡	72,540	3,956
FactSet Research Systems, Inc. ^	87,254	7,763
Red Hat, Inc. ‡	293,090	12,387
Salesforce.com, Inc. ‡	88,871	10,156
Solera Holdings, Inc. ^	230,205	11,625
Textiles, Apparel & Luxury Goods - 1.4%
Lululemon Athletica, Inc. ‡^	137,185	6,674
Trading Companies & Distributors - 2.8%
Fastenal Co. ^	417,827	13,905
Wireless Telecommunication Services - 1.2%
Millicom International Cellular SA	61,000	6,079

Total Common Stocks (cost $463,090)		464,537

SECURITIES LENDING COLLATERAL - 18.3%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.19% ▲	89,885,830	89,886
Total Securities Lending Collateral (cost $89,886)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENT - 2.8%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $13,654 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/15/2039, with a value of $13,930.	$13,654	$13,654

Total Repurchase Agreement (cost $13,654)
Total Investment Securities (cost $577,614) #		583,427
Other Assets and Liabilities — Net		(91,888)

Net Assets		$491,539

NOTES TO SCHEDULE OF INVESTMENTS:

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had an aggregate market value of $15,350, or 3.12%, of the fund’s net assets.

§	Illiquid. These securities had an aggregate market value of $15,350, or 3.12%, of the fund’s net assets.

Δ	Restricted Security. At 09/30/2011, the fund owned the respective securities (representing 3.12% of the fund’s net assets) which were restricted as to public resale:

	Date of		Cost		Fair	Fair Value
Description	Acquisition	Shares	Per Share*	Cost	Value	Per Share*

Groupon, Inc.	12/17/2010	134,718	$31.59	$4,256	$8,622	$64.00
Better Place	01/25/2010	860,386	3.00	2,581	2,581	3.00
Zynga Series C	02/18/2011	295,582	14.03	4,147	4,147	14.03

*	Price not in thousands.

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $87,739.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $577,614. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $71,914 and $66,101, respectively. Net unrealized appreciation for tax purposes is $5,813.
DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011

Common Stocks	$398,717	$65,820	$—	$464,537
Convertible Preferred Stock	—	—	8,622	8,622
Preferred Stocks	—	—	6,728	6,728
Repurchase Agreement	—	13,654	—	13,654
Securities Lending Collateral	89,886	—	—	89,886

Total	$488,603	$79,474	$15,350	$583,427

Level 3 Rollforward — Investment Securities

										Net Change in
										Unrealized
										Appreciation/
						Net Change in				(Depreciation)
	Beginning			Accrued	Total	Unrealized	Transfers		Ending	on Investments
	Balance at			Discounts/	Realized	Appreciation	into Level 3	Transfers out	Balance at	Held at
Securities	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	/(Depreciation)ƒ	¥	of Level 3	09/30/2011	09/30/2011ƒ

Convertible Preferred Stock	$—	$—	$—	$—	$—	$—	$8,662	$—	$8,622	$4,366
Preferred Stock	2,581	4,147	—	—	—	—	—	—	6,728	—

Total	$2,581	$4,147	$—	$—	$—	$—	$8,662	$—	$15,350	$4,366

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 9/30/2011 may be due to an investment no longer held or categorized as Level 3 at period end.

¥	Transferred into Level 3 because of unavailability of observable inputs.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)

SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 4.3%
U.S. Treasury Bond
2.13%, 08/15/2021	$780	$794
3.75%, 08/15/2041 g	3,100	3,610
4.38%, 05/15/2040 g	500	644
4.38%, 05/15/2041	400	517
4.75%, 02/15/2041 g	730	997
U.S. Treasury Inflation Indexed Bond
0.63%, 07/15/2021	401	419
1.75%, 01/15/2028	1,229	1,424
2.50%, 01/15/2029	1,384	1,776
U.S. Treasury Note
0.25%, 09/15/2014	1,680	1,672
0.63%, 06/30/2012 g	1,005	1,008
1.00%, 09/30/2016	3,305	3,310
1.25%, 09/30/2018	550	547
2.25%, 07/31/2018	655	691

Total U.S. Government Obligations (cost $16,025)		17,409

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.2%
Fannie Mae
3.83%, 10/09/2019 ▲	495	376
4.00%, 05/01/2026 - 09/01/2041	6,859	7,219
4.50%, 10/01/2040 - 08/01/2041	9,050	9,657
5.00%, 05/01/2018 - 07/01/2035	3,296	3,563
5.50%, 04/01/2037 - 11/01/2038	1,360	1,489
6.00%, 08/01/2036 - 12/01/2037	2,881	3,203
6.50%, 07/01/2037 - 10/01/2039	2,086	2,313
Fannie Mae, TBA
3.50%	2,700	2,777
4.00%	200	211
4.50%	9,300	9,865
5.50%	5,500	5,968
6.00%	300	329
Freddie Mac
3.97%, 01/25/2021 *	460	503
4.00%, 06/01/2026	4,888	5,232
5.00%, 04/01/2018 - 02/01/2024	920	988
5.50%, 09/01/2018 - 07/01/2037	1,216	1,319
6.00%, 12/01/2037	494	552
Freddie Mac, TBA
4.00%	1,000	1,052
5.00%	500	536
Ginnie Mae, TBA
4.00%	1,600	1,711
4.50%	2,900	3,151
5.00%	3,100	3,404
5.50%	1,400	1,547
6.00%	1,300	1,450

Total U.S. Government Agency Obligations (cost $67,619)		68,415

FOREIGN GOVERNMENT OBLIGATIONS - 1.7%
Hydro Quebec
8.05%, 07/07/2024	2,560	3,807
9.40%, 02/01/2021	195	299
Indonesia Government International Bond
4.88%, 05/05/2021 Reg S	200	202
Poland Government International Bond
5.13%, 04/21/2021	400	399
Republic of Brazil
7.13%, 01/20/2037	100	128
Republic of Poland
6.38%, 07/15/2019	90	99
Republic of South Africa
5.50%, 03/09/2020	315	345
Republic of Turkey
5.63%, 03/30/2021	335	343
7.00%, 03/11/2019	110	123
Russian Federation
7.50%, 03/31/2030 Reg S	614	690
United Mexican States
5.13%, 01/15/2020	300	325

Total Foreign Government Obligations (cost $6,580)		6,760

MORTGAGE-BACKED SECURITIES - 6.1%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A *	1,145	1,157
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037 - 144A	485	518
Series 2007-1A, Class C
5.62%, 04/15/2037 - 144A	1,340	1,423
Banc of America Large Loan, Inc.
Series 2010-UB4, Class A4A
5.01%, 12/20/2041 - 144A *	370	392
BCAP LLC Trust
Series 2009-RR3, Class 2A1
5.46%, 05/26/2037 - 144A *	225	223
Series 2009-RR6, Class 2A1
5.19%, 08/26/2035 - 144A *	411	371
Series 2009-RR10, Class 2A1
2.82%, 08/26/2035 - 144A *	600	575
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A *	357	359
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A *	718	737
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A *	728	753
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022 - 144A *	384	390
Commercial Mortgage Pass-Through Certificates
Series 2006-C7, Class AM
5.97%, 06/10/2046 *	590	563
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5, Class A4
4.83%, 11/15/2037	470	501
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.47%, 09/15/2039	600	617
Series 2006-C5, Class AM
5.34%, 12/15/2039	410	364
Series 2007-C4, Class A3
5.99%, 09/15/2039 *	865	902
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 - 144A	366	374
Series 2010-15R, Class 2A1
3.50%, 05/26/2036 - 144A *	487	481
Series 2010-18R, Class 3A1
4.00%, 03/26/2037 - 144A	559	568
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 - 144A *	795	881

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Extended Stay America Trust
Series 2010-ESHA, Class B
4.22%, 11/05/2027 - 144A	$510	$490
Series 2010-ESHA, Class D
5.50%, 11/05/2027 - 144A	600	564
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.02%, 12/26/2037 - 144A *	382	383
Series 2009-R7, Class 1A1
5.23%, 02/26/2036 - 144A *	608	581
Series 2009-R7, Class 4A1
2.74%, 09/26/2034 - 144A *	653	605
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	309	307
Series 2009-R7, Class 12A1
5.18%, 08/26/2036 - 144A *	353	348
Series 2009-R9, Class 1A1
2.56%, 08/26/2046 - 144A *	383	373
Series 2010-R3, Class 1A1
3.00%, 03/21/2036 - 144A *	465	461
Series 2010-R6, Class 1A1
4.00%, 09/26/2037 - 144A	367	368
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 - 144A	796	818
Series 2010-C1, Class B
5.95%, 06/15/2043 - 144A	420	428
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-LN2, Class A2
5.12%, 07/15/2041	360	381
JPMorgan Re-REMIC
Series 2009-7, Class 8A1
5.50%, 01/27/2047 - 144A *	372	373
Series 2010-4, Class 7A1
4.28%, 08/26/2035 - 144A *	580	567
LB-UBS Commercial Mortgage Trust
Series 2004-C8, Class C
4.93%, 12/15/2039 *	685	662
Merrill Lynch Mortgage Trust
Series 2004-KEY2, Class A4
4.86%, 08/12/2039 *	225	238
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049	780	805
Morgan Stanley Capital I
Series 2007-HQ12, Class A2FL
0.46%, 04/12/2049 *	109	103
Series 2007-HQ12, Class A2FX
5.77%, 04/12/2049 *	209	215
Series 2007-IQ15, Class A4
6.08%, 06/11/2049 *	780	827
Series 2011-C1, Class B
5.42%, 09/15/2047 - 144A *	430	397
Morgan Stanley Re-REMIC Trust
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	169	168
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class A4
5.90%, 02/15/2051 *	190	200
WaMu Mortgage Pass-Through Certificates
Series 2003-S9, Class A6
5.25%, 10/25/2033	1,112	1,121
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *	445	437
Wells Fargo Mortgage Loan Trust
Series 2010-RR1, Class 2A1
0.46%, 08/27/2047 - 144A *	94	93

Total Mortgage-Backed Securities (cost $24,506)		24,462

ASSET-BACKED SECURITIES - 2.8%
AmeriCredit Automobile Receivables Trust
Series 2011-2, Class C
3.19%, 10/12/2016	450	451
Citibank Omni Master Trust
Series 2009-A13, Class A13
5.35%, 08/15/2018 - 144A	600	658
Series 2009-A17, Class A17
4.90%, 11/15/2018 - 144A	875	953
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2
5.26%, 04/25/2037 - 144A	800	808
Gazprom OAO Via GAZ Capital SA
8.13%, 07/31/2014 - 144A	925	983
Northwest Airlines Pass-Through Trust
Series 2002-1, Class G2
6.26%, 11/20/2021	1,253	1,234
Santander Consumer Acquired Receivables Trust
Series 2011-S1A, Class B
1.66%, 08/15/2016 - 144A	94	93
Santander Drive Auto Receivables Trust
Series 2010-B, Class C
3.02%, 10/17/2016 - 144A	830	828
Series 2011-S1A, Class B
1.48%, 07/15/2013 - 144A	758	753
Series 2011-S2A, Class C
2.86%, 06/15/2017 - 144A	561	561
Series 2011-1, Class C
3.11%, 05/16/2016	250	251
SLM Student Loan Trust
Series 2004-B, Class A2
0.55%, 06/15/2021 *	344	331
Series 2005-B, Class A2
0.53%, 03/15/2023 *	520	501
Series 2008-5, Class A4
1.95%, 07/25/2023 *	515	529
TAL Advantage LLC
Series 2011-1A, Class A
4.60%, 01/20/2026 - 144A	1,162	1,162
UAL Pass-Through Trust
Series 2009-1
10.40%, 11/01/2016	1,100	1,187

Total Asset-Backed Securities (cost $11,301)		11,283

PREFERRED CORPORATE DEBT SECURITIES - 0.3%
Capital Markets - 0.0% ∞
Credit Suisse
5.86%, 05/15/2017 *Ž	196	154

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

PREFERRED CORPORATE DEBT SECURITIES (continued)
Commercial Banks - 0.0% ∞
ABN Amro North American Holding Preferred Capital Repackage Trust I
6.52%, 11/08/2012 - 144A * Ž	$260	$192
Diversified Financial Services - 0.3%
JPMorgan Chase Capital XXV
Series Y
6.80%, 10/01/2037	900	904

Total Preferred Corporate Debt Securities (cost $1,351)		1,250

CORPORATE DEBT SECURITIES - 10.6%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015 BRL	1,000	537
Capital Markets - 0.5%
BP Capital Markets PLC
3.13%, 10/01/2015	$1,029	1,063
Credit Suisse
5.40%, 01/14/2020	125	120
Goldman Sachs Group, Inc.
3.63%, 02/07/2016	649	632
Chemicals - 0.1%
CF Industries Holdings, Inc.
7.13%, 05/01/2020	450	512
Commercial Banks - 0.5%
Barclays Bank PLC
5.93%, 09/29/2049 - 144A * Ž	100	74
Capital One Capital V
10.25%, 08/15/2039	90	91
CIT Group, Inc.
6.63%, 04/01/2018 - 144A	145	144
7.00%, 05/01/2017	225	218
Discover Bank
7.00%, 04/15/2020	475	504
Fifth Third Capital Trust IV
6.50%, 04/15/2037 *	180	171
HSBC Bank Brasil SA — Banco Multiplo
4.00%, 05/11/2016 -144A	690	675
HSBC Bank PLC
3.10%, 05/24/2016 - 144A	340	338
Construction Materials - 0.0% ∞
Lafarge SA
7.13%, 07/15/2036	80	69
Consumer Finance - 0.4%
Capital One Financial Corp.
3.15%, 07/15/2016	1,225	1,212
4.75%, 07/15/2021	335	336
Containers & Packaging - 0.3%
Rexam PLC
6.75%, 06/01/2013 - 144A	1,255	1,343
Diversified Financial Services - 2.3%
AngloGold Ashanti Holdings PLC
5.38%, 04/15/2020	160	157
CDP Financial, Inc.
3.00%, 11/25/2014 -144A	1,075	1,124
Citigroup, Inc.
4.59%, 12/15/2015	2,300	2,362
5.00%, 09/15/2014	140	137
6.00%, 08/15/2017	50	53
Ford Motor Credit Co., LLC
6.63%, 08/15/2017	200	208
General Electric Capital Corp.
5.50%, 01/08/2020	605	660
Irish Life & Permanent PLC
3.60%, 01/14/2013 - 144A	1,110	949
JPMorgan Chase & Co.
3.15%, 07/05/2016	103	102
JPMorgan Chase Bank NA
6.00%, 10/01/2017	1,135	1,193
Northern Rock Asset Management PLC
5.63%, 06/22/2017 -144A	200	211
QHP Royalty Sub LLC
10.25%, 03/15/2015 - 144A	280	285
Reynolds Group Issuer, Inc.
7.88%, 08/15/2019 -144A	340	328
Swiss Re Capital I LP
6.85%, 05/29/2049 - 144A * Ž	270	246
WCP Wireless Site Funding LLC
4.14%, 11/15/2015 -144A	1,164	1,214
WEA Finance LLC
4.63%, 05/10/2021 - 144A	150	143
Woodside Finance, Ltd.
4.60%, 05/10/2021 - 144A	100	103
Diversified Telecommunication Services - 0.6%
America Movil SAB de CV
2.38%, 09/08/2016	360	348
Level 3 Escrow, Inc.
8.13%, 07/01/2019 - 144A	59	52
Level 3 Financing, Inc.
8.75%, 02/15/2017	450	414
Qwest Communications International, Inc.
7.13%, 04/01/2018	24	24
8.00%, 10/01/2015	116	121
Qwest Corp.
6.50%, 06/01/2017	52	54
7.63%, 06/15/2015	96	103
8.38%, 05/01/2016	100	110
Sprint Capital Corp.
6.88%, 11/15/2028	450	336
Telefonica Emisiones SAU
4.95%, 01/15/2015	395	389
Verizon Communications, Inc.
6.40%, 02/15/2038	175	215
Electric Utilities - 0.5%
Alabama Power Co.
3.95%, 06/01/2021	225	244
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	107	112
8.88%, 11/15/2018	59	80
Energy Future Intermediate Holding Co., LLC
10.00%, 12/01/2020	560	546
Florida Power & Light Co.
5.95%, 02/01/2038	170	217
Georgia Power Co.
3.00%, 04/15/2016	395	414
Jersey Central Power & Light Co.
7.35%, 02/01/2019	120	153
Midamerican Energy Holdings Co.
5.95%, 05/15/2037	345	406
Energy Equipment & Services - 0.2%
El Paso Pipeline Partners Operating Co., LLC
6.50%, 04/01/2020	290	320

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Energy Equipment & Services (continued)
Ensco PLC
4.70%, 03/15/2021	$230	$234
Enterprise Products Operating LLC
6.13%, 10/15/2039	275	299
Food Products - 0.1%
Kraft Foods, Inc.
5.38%, 02/10/2020	325	368
Health Care Equipment & Supplies - 0.0% ∞
CareFusion Corp.
6.38%, 08/01/2019	145	173
Health Care Providers & Services - 0.3%
HCA, Inc.
6.50%, 02/15/2020	187	183
7.25%, 09/15/2020	175	177
Tenet Healthcare Corp.
8.88%, 07/01/2019	450	476
Hotels, Restaurants & Leisure - 0.4%
Caesars Entertainment Operating Co., Inc.
11.25%, 06/01/2017	450	454
International Game Technology
7.50%, 06/15/2019	500	598
MGM Resorts International
10.38%, 05/15/2014	180	196
Yum! Brands, Inc.
5.30%, 09/15/2019	86	97
6.25%, 04/15/2016	131	153
Insurance - 0.5%
American International Group, Inc.
5.45%, 05/18/2017	185	177
Fairfax Financial Holdings, Ltd.
5.80%, 05/15/2021 - 144A	300	286
Hartford Financial Services Group, Inc.
6.00%, 01/15/2019	150	151
Lincoln National Corp.
7.00%, 06/15/2040	130	134
MetLife Capital Trust IV
7.88%, 12/15/2037 - 144A	100	99
Prudential Financial, Inc.
4.75%, 09/17/2015	630	657
5.38%, 06/21/2020	270	283
XL Group PLC
6.50%, 12/29/2049 * Ž	190	149
Media - 0.8%
CBS Corp.
4.63%, 05/15/2018	80	86
8.88%, 05/15/2019	240	307
CCH II LLC
13.50%, 11/30/2016	300	342
Clear Channel Worldwide Holdings, Inc.
Series B
9.25%, 12/15/2017	275	281
COX Communications, Inc.
8.38%, 03/01/2039 - 144A	390	537
CSC Holdings LLC
8.50%, 04/15/2014	123	133
DIRECTV Holdings LLC
3.13%, 02/15/2016	685	696
NBCUniversal Media LLC
4.38%, 04/01/2021	35	36
Time Warner Cable, Inc.
5.50%, 09/01/2041	220	217
5.88%, 11/15/2040	290	297
Time Warner, Inc.
6.10%, 07/15/2040	100	110
Metals & Mining - 0.4%
Barrick Gold Corp.
2.90%, 05/30/2016	1,260	1,278
Barrick North America Finance LLC
4.40%, 05/30/2021	10	10
Cliffs Natural Resources, Inc.
4.88%, 04/01/2021	145	140
Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc.
5.90%, 12/01/2016	470	516
Multi-Utilities - 0.1%
Dominion Resources, Inc.
1.95%, 08/15/2016	280	279
Oil, Gas & Consumable Fuels - 1.6%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	577	631
6.38%, 09/15/2017	710	797
6.95%, 06/15/2019	98	114
Chesapeake Energy Corp.
6.63%, 08/15/2020	450	464
Consol Energy, Inc.
8.00%, 04/01/2017	450	470
El Paso Corp.
6.50%, 09/15/2020	170	182
Enterprise Products Operating LLC
5.20%, 09/01/2020	155	170
6.30%, 09/15/2017	75	87
KeySpan Gas East Corp.
5.82%, 04/01/2041 - 144A	185	225
Kinder Morgan Energy Partners, LP
5.95%, 02/15/2018	575	654
6.55%, 09/15/2040	55	61
Marathon Petroleum Corp.
6.50%, 03/01/2041 - 144A	370	399
MEG Energy Corp.
6.50%, 03/15/2021 - 144A	180	172
Nexen, Inc.
7.50%, 07/30/2039	425	498
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 - 144A	471	557
Plains Exploration & Production Co.
10.00%, 03/01/2016	50	54
Range Resources Corp.
5.75%, 06/01/2021	45	47
Weatherford International, Ltd.
6.75%, 09/15/2040	80	85
Western Gas Partners, LP
5.38%, 06/01/2021	355	356
Williams Partners, LP
4.13%, 11/15/2020	490	486
Real Estate Investment Trusts - 0.0% ∞
Ventas Realty, LP
4.75%, 06/01/2021	135	130

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Real Estate Management & Development - 0.1%
Realogy Corp.
7.88%, 02/15/2019 - 144A	$290	$219
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC
5.75%, 05/01/2040	395	465
Software - 0.1%
First Data Corp.
12.63%, 01/15/2021 - 144A	430	318
Oracle Corp.
5.38%, 07/15/2040 - 144A	45	52
Wireless Telecommunication Services - 0.5%
Crown Castle Towers LLC
6.11%, 01/15/2020 - 144A	615	691
MetroPCS Wireless, Inc.
7.88%, 09/01/2018	51	49
SBA Tower Trust
5.10%, 04/15/2017 - 144A	1,270	1,382

Total Corporate Debt Securities (cost $43,272)		42,596

PREFERRED STOCK - 0.0% ∞
Diversified Financial Services - 0.0% ∞
Citigroup Capital XIII, 7.88% *	5,174	137
Total Preferred Stock (cost $135)

	Shares	Value

COMMON STOCKS - 57.9%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	34,480	1,514
L-3 Communications Holdings, Inc.	2,191	136
Northrop Grumman Corp.	5,930	309
Raytheon Co.	7,900	323
United Technologies Corp.	40,870	2,876
Airlines - 0.1%
Southwest Airlines Co.	36,610	294
Auto Components - 0.3%
Johnson Controls, Inc.	46,597	1,229
Automobiles - 0.3%
General Motors Co. ‡	50,083	1,011
Beverages - 2.0%
Coca-Cola Co.	61,953	4,186
Constellation Brands, Inc. — Class A ‡	9,430	170
Dr. Pepper Snapple Group, Inc.	16,240	630
PepsiCo, Inc.	46,937	2,905
Biotechnology - 1.0%
Biogen Idec, Inc. ‡	18,675	1,740
Celgene Corp. ‡	34,718	2,149
Dendreon Corp. ‡	23,411	211
Capital Markets -1.0%
Bank of New York Mellon Corp.	19,840	369
Goldman Sachs Group, Inc.	11,222	1,061
Invesco, Ltd.	53,150	824
Morgan Stanley	33,190	448
Northern Trust Corp.	5,310	186
State Street Corp.	38,430	1,236
Chemicals - 1.1%
Air Products & Chemicals, Inc.	19,053	1,455
Dow Chemical Co.	18,460	415
E.I. du Pont de Nemours & Co.	60,700	2,426
Georgia Gulf Corp. ‡	10,530	146
Commercial Banks - 1.6%
First Republic Bank ‡	13,800	320
SVB Financial Group ‡	4,950	183
U.S. Bancorp	76,530	1,801
Wells Fargo & Co.	165,427	3,989
Zions Bancorporation	13,830	195
Communications Equipment - 1.2%
Cisco Systems, Inc.	172,505	2,672
QUALCOMM, Inc.	40,830	1,986
Computers & Peripherals - 3.1%
Apple, Inc. ‡	26,619	10,146
EMC Corp. ‡	46,229	970
Hewlett-Packard Co.	34,300	770
Western Digital Corp. ‡	5,200	134
Construction & Engineering - 0.3%
Fluor Corp.	23,808	1,108
Consumer Finance - 1.0%
American Express Co.	46,270	2,078
Capital One Financial Corp.	50,200	1,989
Containers & Packaging - 0.3%
Ball Corp.	21,130	655
Sealed Air Corp.	23,630	395
Diversified Financial Services - 1.2%
Bank of America Corp.	237,310	1,452
Citigroup, Inc.	70,401	1,804
CME Group, Inc. — Class A	2,630	648
IntercontinentalExchange, Inc. ‡	7,142	845
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	114,126	3,255
Frontier Communications Corp.	22,407	137
Verizon Communications, Inc.	101,049	3,719
Electric Utilities - 1.1%
American Electric Power Co., Inc.	27,860	1,059
Exelon Corp.	14,500	618
Nextera Energy, Inc.	22,969	1,241
Northeast Utilities	42,890	1,443
Electrical Equipment - 0.5%
Emerson Electric Co.	47,523	1,963
Electronic Equipment & Instruments - 0.2%
TE Connectivity, Ltd.	23,560	663
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	21,076	973
Helmerich & Payne, Inc.	6,399	260
Nabors Industries, Ltd. ‡	6,060	74
National Oilwell Varco, Inc.	18,090	927
Schlumberger, Ltd.	39,277	2,346
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	40,060	1,345
Kroger Co.	67,026	1,472
Sysco Corp.	27,730	718
Wal-Mart Stores, Inc.	39,000	2,024
Food Products - 1.3%
ConAgra Foods, Inc.	9,190	223
General Mills, Inc.	38,210	1,470
Kellogg Co.	9,601	511
Kraft Foods, Inc. — Class A	89,002	2,988
Tyson Foods, Inc. — Class A	6,290	109
Gas Utilities - 0.1%
AGL Resources, Inc.	13,756	560

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Health Care Equipment & Supplies - 1.1%
Becton, Dickinson and Co.	17,690	$1,297
Covidien PLC	46,960	2,071
St. Jude Medical, Inc.	24,970	904
Health Care Providers & Services - 1.3%
Aetna, Inc.	7,950	289
Express Scripts, Inc. ‡	10,940	406
Humana, Inc.	16,383	1,192
McKesson Corp.	18,350	1,334
Quest Diagnostics, Inc.	3,510	173
UnitedHealth Group, Inc.	42,763	1,972
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp.	17,570	532
Marriott International, Inc. — Class A	22,450	612
McDonald’s Corp.	9,811	861
Wynn Resorts, Ltd.	4,810	554
Yum! Brands, Inc.	17,190	849
Household Durables - 0.2%
D.R. Horton, Inc.	6,030	55
Lennar Corp. — Class A	19,678	266
NVR, Inc. ‡	660	399
Whirlpool Corp.	4,690	234
Household Products - 1.7%
Colgate-Palmolive Co.	6,600	585
Kimberly-Clark Corp.	8,580	609
Procter & Gamble Co.	89,250	5,640
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. ‡	31,589	445
Industrial Conglomerates - 1.3%
3M Co.	17,757	1,275
General Electric Co.	166,252	2,534
Tyco International, Ltd.	38,980	1,588
Insurance - 1.9%
ACE, Ltd.	21,962	1,331
Aflac, Inc.	10,270	359
Axis Capital Holdings, Ltd.	20,445	530
Berkshire Hathaway, Inc. — Class B ‡	29,080	2,065
Everest RE Group, Ltd.	6,592	523
Lincoln National Corp.	18,800	294
MetLife, Inc.	29,599	829
PartnerRe, Ltd.	1,860	97
Prudential Financial, Inc.	32,134	1,506
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. ‡	13,667	2,955
Expedia, Inc.	4,000	103
Internet Software & Services - 0.5%
Google, Inc. — Class A ‡	3,887	1,999
IT Services - 2.3%
Accenture PLC — Class A	22,493	1,185
Cognizant Technology Solutions Corp. — Class A ‡	13,396	840
International Business Machines Corp.	34,343	6,011
Mastercard, Inc. — Class A	3,512	1,114
Western Union Co.	13,170	201
Machinery - 0.6%
Ingersoll-Rand PLC	7,070	199
ITT Corp.	4,136	174
Joy Global, Inc.	1,990	124
Kennametal, Inc.	3,400	111
PACCAR, Inc.	52,247	1,767
Media - 1.8%
CBS Corp. — Class B	65,984	1,344
Comcast Corp. — Class A	61,802	1,292
DIRECTV — Class A ‡	5,290	224
Time Warner, Inc.	80,665	2,417
Walt Disney Co.	75,916	2,289
Metals & Mining - 0.5%
Alcoa, Inc.	129,570	1,239
Freeport-McMoRan Copper & Gold, Inc.	1,960	60
Newmont Mining Corp.	11,045	695
Multiline Retail - 0.8%
Big Lots, Inc. ‡	3,800	132
Family Dollar Stores, Inc.	16,620	845
Kohl’s Corp.	5,920	291
Macy’s, Inc.	27,790	731
Target Corp.	20,940	1,028
Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	45,607	895
CMS Energy Corp.	18,040	357
Dominion Resources, Inc.	10,700	543
DTE Energy Co.	5,340	262
Public Service Enterprise Group, Inc.	25,150	839
Sempra Energy	20,380	1,050
Oil, Gas & Consumable Fuels - 5.6%
Chevron Corp.	61,694	5,708
ConocoPhillips	47,240	2,991
Consol Energy, Inc.	4,620	157
Devon Energy Corp.	9,310	516
Exxon Mobil Corp.	110,970	8,059
Marathon Oil Corp.	15,940	344
Marathon Petroleum Corp.	10,040	272
Occidental Petroleum Corp.	35,730	2,555
Southwestern Energy Co. ‡	7,240	241
Williams Cos., Inc.	58,900	1,434
Pharmaceuticals - 3.5%
Abbott Laboratories	83,425	4,266
Johnson & Johnson	23,490	1,497
Merck & Co., Inc.	136,365	4,460
Mylan, Inc. ‡	26,004	442
Pfizer, Inc.	186,361	3,295
Teva Pharmaceutical Industries, Ltd. ADR	3,200	119
Real Estate Investment Trusts - 1.2%
Apartment Investment & Management Co. — Class A	19,290	427
Digital Realty Trust, Inc.	12,300	678
Duke Realty Corp.	35,200	370
Dupont Fabros Technology, Inc.	2,010	40
Equity Lifestyle Properties, Inc.	3,800	238
Lasalle Hotel Properties	6,610	127
Mack-Cali Realty Corp.	13,400	358
Realty Income Corp.	15,230	491
Regency Centers Corp.	11,200	396
Senior Housing Properties Trust	30,280	652
Ventas, Inc.	17,018	841

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Road & Rail - 1.7%
CSX Corp.	128,865	$2,406
Norfolk Southern Corp.	33,596	2,050
Union Pacific Corp.	28,560	2,332
Semiconductors & Semiconductor Equipment - 1.4%
Broadcom Corp. — Class A ‡	32,660	1,087
Freescale Semiconductor Holdings I, Ltd. ‡	43,950	485
Intel Corp.	10,510	224
LAM Research Corp. ‡	23,456	891
Novellus Systems, Inc. ‡	7,930	216
NVIDIA Corp. ‡	29,660	371
Teradyne, Inc. ‡	13,970	154
Texas Instruments, Inc.	35,270	940
Xilinx, Inc.	51,612	1,416
Software - 2.2%
Citrix Systems, Inc. ‡	4,315	235
Microsoft Corp.	210,571	5,241
Oracle Corp.	111,017	3,191
Specialty Retail - 1.2%
AutoZone, Inc. ‡	6,701	2,138
GameStop Corp. — Class A ‡	2,900	67
Gap, Inc.	7,200	117
Home Depot, Inc.	30,470	1,002
Lowe’s Cos., Inc.	35,150	680
Staples, Inc.	10,582	141
TJX Cos., Inc.	16,853	935
Textiles, Apparel & Luxury Goods - 0.4%
Nike, Inc. — Class B	12,270	1,049
V.F. Corp.	3,364	409
Tobacco - 0.4%
Altria Group, Inc.	41,440	1,111
Philip Morris International, Inc.	8,456	527
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. ‡	339,603	1,032

Total Common Stocks (cost $253,819)		231,434

	Notional
	Amount	Value

PURCHASED OPTIONS - 0.0% ∞
Call Options - 0.0% ∞
10-Year U.S. Treasury Note Futures	$28	27
Call Strike $131.00
Expires 11/25/2011
10-Year U.S. Treasury Note Futures	28	6
Call Strike $134.00
Expires 11/25/2011
Put Options 0.0% ∞
Eurodollar, Mid-Curve 1-Year Future	495	46
Put Strike $99.25
Expires 03/16/2012

Total Purchased Options (cost $85)		79

	Principal	Value

REPURCHASE AGREEMENT - 7.6%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $30,557 on 10/03/2011. Collateralized by U.S. Government Agency Obligations, 3.50% - 4.00%, due 08/15/2039 - 11/15/2040, with a total value of $31,170.	$30,557	$30,557

Total Repurchase Agreement (cost $30,557)
Total Investment Securities (cost $455,250) #		434,382
Other Assets and Liabilities — Net		(34,065)

Net Assets		$400,317

SECURITIES SOLD SHORT - (2.8%)
U.S. GOVERNMENT AGENCY OBLIGATIONS - (2.8%)
Fannie Mae, TBA
4.00%	(5,100)	(5,345)
Freddie Mac, TBA
4.00%	(5,600)	(5,889)

Total Securities Sold Short (proceeds $(11,231))		(11,234)

	Notional
	Amount	Value

WRITTEN-OPTIONS - (0.0%) ∞
Call Options - (0.0%) ∞
10-Year U.S. Treasury Note Future	$(28)	(17)
Call Strike $132.00
Expires 11/25/2011
10-Year U.S. Treasury Note Future	(28)	(10)
Call Strike $133.00
Expires 11/25/2011

Total Written Options (Premiums: $(26))		(27)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)
FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
Description	Type	Contracts┌	Expiration Date	(Depreciation)

10-Year U.S. Treasury Note	Long	131	12/20/2011	$(5)
2-Year U.S. Treasury Note	Long	15	12/30/2011	(1)
30-Year U.S. Treasury Bond	Short	(6)	12/20/2011	13
5-Year U.S. Treasury Note	Long	39	12/30/2011	♦
S&P 500 E-Mini Index	Long	59	12/16/2011	(116)
Ultra Long U.S. Treasury Bond	Long	19	12/20/2011	306

				$197

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 09/30/2011.

g	A portion of this security in the amount of $854 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

Ž	The security has a perpetual maturity. The date shown is the next call date.

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 09/30/2011.

♦	Value rounds to less than $(1).

#	Aggregate cost for federal income tax purposes is $455,250. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $11,174 and $32,042, respectively. Net unrealized depreciation for tax purposes is $20,868.

┌	Contract Amounts are not in thousands.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2011, these securities aggregated $35,683, or 8.91%, of the fund’s net assets.

ADR	American Depositary Receipt

BRL	Brazilian Real

OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)

REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

TBA	To Be Announced
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011

Asset-Backed Securities	$—	$11,283	$—	$11,283
Common Stocks	224,279	7,155	—	231,434
Corporate Debt Securities	—	42,596	—	42,596
Foreign Government Obligations	—	6,760	—	6,760
Mortgage-Backed Securities	—	24,462	—	24,462
Preferred Corporate Debt Securities	—	1,250	—	1,250
Preferred Stock	137	—	—	137
Purchased Options	79	—	—	79
Repurchase Agreement	—	30,557	—	30,557
U.S. Government Agency Obligations	—	68,415	—	68,415
U.S. Government Obligations	—	17,409	—	17,409

Total	$224,495	$209,887	$—	$434,382

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY (continued): Э

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Securities Sold Short	Prices	Inputs	Inputs	09/30/2011

U.S. Government Agency Obligations	$—	$(11,234)	$—	$(11,234)

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Other Financial Instruments	Prices	Inputs	Inputs	09/30/2011

Written Options	$—	$(27)	$—	$(27)

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments Ғ	Prices	Inputs	Inputs	09/30/2011

Futures Contracts — Appreciation	$319	$—	$—	$319
Futures Contracts — Depreciation	(122)	—	—	(122)

Total	$197	$—	$—	$197

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

Ғ	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Multi Managed Large Cap Core VP

SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

PREFERRED STOCK - 0.3%
Automobiles - 0.3%
Better Place Ə § Δ	197,900	$594
Total Preferred Stock (cost $594)

COMMON STOCKS - 97.3%
Aerospace & Defense - 0.6%
Honeywell International, Inc.	28,109	1,234
Air Freight & Logistics - 1.0%
Expeditors International of Washington, Inc. ^	48,490	1,966
Automobiles - 0.6%
General Motors Co. ‡^	55,990	1,130
Beverages - 1.5%
Anheuser-Busch InBev NV ADR^	32,620	1,728
Coca-Cola Co.	11,645	787
PepsiCo, Inc.	7,742	479
Capital Markets - 2.5%
Bank of New York Mellon Corp.	76,159	1,416
Charles Schwab Corp. ^	102,557	1,156
Goldman Sachs Group, Inc. ^	11,780	1,114
Morgan Stanley	57,124	771
State Street Corp.	11,952	384
Chemicals - 1.4%
Monsanto Co.	44,279	2,659
Commercial Banks - 2.1%
Fifth Third Bancorp ^	59,369	600
PNC Financial Services Group, Inc.	28,389	1,368
U.S. Bancorp ^	23,916	563
Wells Fargo & Co.	66,249	1,598
Commercial Services & Supplies - 1.7%
Edenred	141,280	3,366
Communications Equipment - 2.4%
Cisco Systems, Inc.	58,954	913
Motorola Solutions, Inc.	91,530	3,835
Computers & Peripherals - 6.1%
Apple, Inc. ‡	24,191	9,222
Dell, Inc. ‡^	70,759	1,001
Hewlett-Packard Co.	70,745	1,588
Distributors - 0.9%
Li & Fung, Ltd.	1,100,000	1,844
Diversified Financial Services - 6.1%
Bank of America Corp. ^	198,311	1,214
BM&FBOVESPA SA	339,474	1,587
Citigroup, Inc.	90,240	2,312
CME Group, Inc. — Class A ^	5,340	1,316
JPMorgan Chase & Co.	77,690	2,339
Leucadia National Corp. ^	74,815	1,697
MSCI, Inc. — Class A ‡^	50,988	1,546
Diversified Telecommunication Services - 1.6%
AT&T, Inc. ^	46,514	1,327
Verizon Communications, Inc. ^	48,658	1,790
Electric Utilities - 1.5%
FirstEnergy Corp. ^	28,277	1,270
PPL Corp. ^	61,853	1,765
Electrical Equipment - 1.0%
Emerson Electric Co.	16,808	694
First Solar, Inc. ‡^	19,071	1,206
Energy Equipment & Services - 1.7%
Halliburton Co.	59,982	1,831
Noble Corp. ‡^	15,705	461
Weatherford International, Ltd. ‡	92,735	1,132
Food & Staples Retailing - 2.2%
Costco Wholesale Corp. ^	19,544	1,605
CVS Caremark Corp. ^	49,512	1,662
Wal-Mart Stores, Inc.	20,961	1,088
Food Products - 3.8%
Kraft Foods, Inc. — Class A ^	70,636	2,372
Mead Johnson Nutrition Co. — Class A	45,160	3,109
Unilever NV	63,165	1,989
Health Care Equipment & Supplies - 1.5%
Intuitive Surgical, Inc. ‡^	8,324	3,032
Health Care Providers & Services - 1.9%
Cardinal Health, Inc. ^	24,392	1,022
UnitedHealth Group, Inc.	38,775	1,788
WellPoint, Inc.	13,915	908
Hotels, Restaurants & Leisure - 2.3%
Las Vegas Sands Corp. ‡	35,088	1,345
Starbucks Corp. ^	42,741	1,594
Yum! Brands, Inc.	31,451	1,553
Household Products - 0.2%
Procter & Gamble Co. ^	5,950	376
Industrial Conglomerates - 1.4%
General Electric Co. ^	126,124	1,923
Textron, Inc. ^	50,366	888
Insurance - 2.6%
Aflac, Inc. ^	9,013	315
Allstate Corp.	81,034	1,920
American International Group, Inc. ‡^	11,635	255
Chubb Corp. ^	9,626	577
MetLife, Inc. ^	33,494	938
Travelers Cos., Inc. ^	21,766	1,061
Internet & Catalog Retail - 6.5%
Amazon.com, Inc. ‡	44,842	9,696
NetFlix, Inc. ‡^	12,721	1,440
priceline.com, Inc. ‡^	3,678	1,653
Internet Software & Services - 9.2%
Baidu, Inc. ADR ‡	22,176	2,371
eBay, Inc. ‡	141,776	4,181
Facebook, Inc. — Class B ‡ Ə § Δ	133,996	3,350
Google, Inc. — Class A ‡	9,964	5,124
Yahoo! Inc. ‡^	135,834	1,788
Yandex NV — Class A ‡	52,240	1,066
IT Services - 0.1%
Western Union Co.	15,979	244
Life Sciences Tools & Services - 1.0%
Illumina, Inc. ‡^	49,100	2,009
Machinery - 0.7%
Ingersoll-Rand PLC ^	49,533	1,391
Media - 6.9%
Comcast Corp. — Class A	171,424	3,583
McGraw-Hill Cos., Inc.	38,644	1,584
Naspers, Ltd. — Class N	37,177	1,605
News Corp. — Class B ^	91,795	1,431

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Multi Managed Large Cap Core VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Media (continued)
Time Warner Cable, Inc. ^	28,346	$1,776
Time Warner, Inc. ^	37,621	1,128
Viacom, Inc. — Class B	58,720	2,275
Metals & Mining - 1.3%
Alcoa, Inc. ^	99,920	956
Molycorp, Inc. ‡^	48,219	1,585
Multiline Retail - 0.5%
Macy’s, Inc.	11,877	313
Target Corp.	14,727	722
Multi-Utilities - 0.1%
Sempra Energy	3,143	162
Oil, Gas & Consumable Fuels - 5.2%
BP PLC ADR^	48,568	1,752
Chesapeake Energy Corp. ^	26,652	681
Chevron Corp. ^	21,020	1,945
Murphy Oil Corp.	20,418	902
Range Resources Corp. ^	22,258	1,301
Royal Dutch Shell PLC — Class A ADR	29,687	1,826
Ultra Petroleum Corp. ‡^	65,697	1,821
Paper & Forest Products - 1.3%
International Paper Co. ^	112,046	2,605
Personal Products - 0.2%
Avon Products, Inc. ^	18,574	364
Pharmaceuticals - 6.4%
Abbott Laboratories ^	9,169	469
Allergan, Inc. ^	20,700	1,705
Bristol-Myers Squibb Co. ^	79,057	2,482
GlaxoSmithKline PLC ADR	28,780	1,188
Merck & Co., Inc.	53,009	1,734
Pfizer, Inc.	139,371	2,464
Roche Holding AG ADR	20,464	823
Valeant Pharmaceuticals International, Inc.	40,297	1,496
Professional Services - 0.7%
SGS SA	888	1,349
Real Estate Management & Development - 1.8%
Brookfield Asset Management, Inc. — Class A	129,758	3,575
Semiconductors & Semiconductor Equipment - 1.5%
ARM Holdings PLC ADR^	65,836	1,679
Intel Corp.	32,684	697
KLA-Tencor Corp. ^	8,246	316
NVIDIA Corp. ‡^	23,199	290
Software - 2.9%
Microsoft Corp.	93,038	2,316
Salesforce.com, Inc. ‡^	21,556	2,464
VMware, Inc. — Class A ‡^	11,525	926
Specialty Retail - 1.1%
Home Depot, Inc.	19,883	654
Lowe’s Cos., Inc. ^	41,581	804
Staples, Inc.	58,604	779
Trading Companies & Distributors - 0.8%
Fastenal Co. ^	45,998	1,531
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC ADR	39,566	1,015

Total Common Stocks (cost $176,835)		190,915

SECURITIES LENDING COLLATERAL - 24.0%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.19% ▲	47,238,948	47,239
Total Securities Lending Collateral (cost $47,239)

	Principal	Value

REPURCHASE AGREEMENT - 2.5%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $4,979 on 10/03/2011. Collateralized by U.S. Government Agency Obligations, 3.50%, due 11/25/2038, with a total value of $5,084.	$4,979	4,979

Total Repurchase Agreement (cost $4,979)
Total Investment Securities (cost $229,647) #		243,727
Other Assets and Liabilities — Net		(47,286)

Net Assets		$196,441

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 09/30/2011.

Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of $3,944, or 2.01% of the fund’s net assets.

§	Illiquid. These securities had an aggregate market value of $3,944, or 2.01%, of the fund’s net assets.

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $46,113.

Δ	Restricted Security. At 09/30/2011, the fund owned the respective securities (representing 2.01% of the fund’s net assets) which were restricted as to public resale:

	Date of		Cost		Fair	Fair Value
Description	Acquisition	Shares	Per Share*	Cost	Value	Per Share*

Better Place	01/25/2010	197,900	$3.00	$594	$594	$3.00
Facebook, Inc. — Class B	02/02/2011	133,996	22.00	2,948	3,350	25.00

*	Price not in thousands.

#	Aggregate cost for federal income tax purposes is $229,647. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $34,899 and $20,819, respectively. Net unrealized appreciation for tax purposes is $14,080.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Multi Managed Large Cap Core VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011

Common Stocks	$165,193	$22,372	$3,350	$190,915
Preferred Stocks	—	—	594	594
Repurchase Agreement	—	4,979	—	4,979
Securities Lending Collateral	47,239	—	—	47,239

Total	$212,432	$27,351	$3,944	$243,727

Level 3 Rollforward - Investment Securities

										Net Change in
										Unrealized
										Appreciation/
						Net Change in				(Depreciation)
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers	Ending	on Investments
	Balance at			Discounts/	Realized	Appreciation	into	out of Level	Balance at	Held at
Securities	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	/(Depreciation)ƒ	Level 3	3	09/30/2011	09/30/2011ƒ

Common Stocks	$—	$2,948	$—	$—	$—	$402	$—	$—	$3,350	$402
Preferred Stocks	594	—	—	—	—	—	—	—	594	—

Total	$594	$2,948	$—	$—	$—	$402	$—	$—	$3,944	$402

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on investments held at 09/30/2011 may be due to an investment no longer held or categorized as Level 3 at period end.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

U.S. GOVERNMENT OBLIGATIONS - 85.6%
U.S. Treasury Bond
8.00%, 11/15/2021	$200	$312
U.S. Treasury Inflation Indexed Bond
0.13%, 04/15/2016	1,126	1,164
0.63%, 07/15/2021	4,412	4,605
1.13%, 01/15/2021	1,416	1,545
1.75%, 01/15/2028	1,186	1,374
2.00%, 01/15/2026	342	406
2.13%, 02/15/2040	837	1,062
2.38%, 01/15/2025 - 01/15/2027	6,267	7,779
2.50%, 01/15/2029	211	270
3.63%, 04/15/2028	1,258	1,809
3.88%, 04/15/2029	1,513	2,276
U.S. Treasury Inflation Indexed Note
0.50%, 04/15/2015	626	651
1.25%, 07/15/2020 g	4,301	4,749
1.88%, 07/15/2013	738	773
2.00%, 04/15/2012 - 01/15/2016	1,285	1,314
2.13%, 02/15/2041	996	1,272
3.00%, 07/15/2012	5,029	5,170
3.38%, 01/15/2012	2,355	2,375

Total U.S. Government Obligations (cost $39,014)		38,906

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.7%
Fannie Mae
5.78%, 06/07/2022	1,000	1,032
Tennessee Valley Authority Principal STRIPS
7.55%, 04/15/2042 *▲	200	210

Total U.S. Government Agency Obligations (cost $1,260)		1,242

FOREIGN GOVERNMENT OBLIGATIONS - 3.0%
Australia Government Bond
4.00%, 08/20/2020	AUD400	689
Italy Buoni Poliennali Del Tesoro
2.10%, 09/15/2021	EUR414	450
United Kingdom Gilt
1.88%, 11/22/2022	GBP114	220

Total Foreign Government Obligations (cost $1,503)		1,359

MORTGAGE-BACKED SECURITIES - 2.2%
DBUBS Mortgage Trust
Series 2011-LC2A, Class A2
3.39%, 07/10/2044 - 144A	$100	101
First Horizon Asset Securities, Inc.
Series 2004-AR7, Class 2A2
2.74%, 02/25/2035 *	100	85
Granite Mortgages PLC
Series 2003-3, Class 1A3
0.65%, 01/20/2044 *	513	488
GSR Mortgage Loan Trust
Series 2005-AR7, Class 2A1
2.74%, 11/25/2035 *	139	123
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP2, Class A3A
4.68%, 07/15/2042	86	87
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1
0.32%, 09/15/2021 - 144A *	123	119

Total Mortgage-Backed Securities (cost $1,033)		1,003

ASSET-BACKED SECURITIES - 2.1%
Chester Asset Receivables Dealings
Series 2004-1, Class A
1.04%, 04/15/2016 *	100	152
Commercial Industrial Finance Corp.
Series 2006-2A, Class A1L
0.59%, 03/01/2021 - 144A *	100	91
Series 2007-1A, Class A1L
0.53%, 05/10/2021 - 144A *	100	91
Driver One GmbH
Series 8, Class A
2.05%, 02/21/2017 *	84	112
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF11, Class A2D
0.57%, 11/25/2035 *	162	133
SLC Student Loan Trust
Series 2009-AA, Class A
4.75%, 06/15/2033 - 144A *	204	205
SLM Student Loan Trust
Series 2009-D, Class A
3.50%, 08/17/2043 - 144A *	184	182

Total Asset-Backed Securities (cost $993)		966

CORPORATE DEBT SECURITIES - 3.1%
Capital Markets — 0.2%
Goldman Sachs Group, Inc.
1.96%, 01/30/2017 *	EUR100	111
Chemicals - 0.2%
Lyondell Chemical Co.
11.00%, 05/01/2018	$100	108
Commercial Banks - 1.4%
Barclays Bank PLC
0.53%, 03/23/2017 *	200	179
HSBC Bank PLC
3.10%, 05/24/2016 - 144A	200	199
ING Bank NV
5.00%, 06/09/2021 - 144A	200	202
Consumer Finance - 0.4%
Ally Financial, Inc.
7.00%, 02/01/2012	100	101
SLM Corp.
5.86%, 12/15/2013 *	50	48
Diversified Financial Services - 0.2%
Ford Motor Credit Co., LLC
7.50%, 08/01/2012	100	102
Diversified Telecommunication Services - 0.3%
TDC A/S
3.50%, 02/23/2015 Reg S	EUR100	136
Food & Staples Retailing - 0.2%
Wesfarmers, Ltd.
2.98%, 05/18/2016 - 144A	$100	101

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

Paper & Forest Products - 0.2%
Georgia-Pacific LLC
7.13%, 01/15/2017 - 144A	$100	$105

Total Corporate Debt Securities (cost $1,452)		1,392

CERTIFICATE OF DEPOSIT - 0.4%
Commercial Banks - 0.4%
Abbey National Treasury Services PLC
1.69%, 06/10/2013 *	200	200
Total Certificate of Deposit (cost $200)

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 6.8%
U.S. Treasury Bill
0.05%, 03/15/2012 ▲	690	690
0.06%, 03/29/2012 ▲	2,400	2,399

Total Short-Term U.S. Government Obligations (cost $3,089)		3,089

REPURCHASE AGREEMENTS - 71.4%
Bank of America NA
0.09% ▲, dated 09/30/2011, to be repurchased at $9,600 on 10/03/2011. Collateralized by a U.S. Government Obligation, 0.25%, due 09/15/2014, with a value of $9,798.	9,600	9,600
BNP Paribas
0.12% ▲, dated 09/30/2011, to be repurchased at $12,200 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 01/01/2041, with a value of $12,661.	12,200	12,200
Goldman Sachs
0.05% ▲, dated 09/30/2011, to be repurchased at $4,000 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 5.50%, due 03/01/2039, with a value of $4,139.	4,000	4,000
State Street Bank & Trust Co.
0.03% ▲, dated 09/30/2011, to be repurchased at $583 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $596.	583	583
UBS Securities
0.12% ▲, dated 09/30/2011, to be repurchased at $6,100 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 5.25%, due 08/01/2012, with a value of $6,185.	6,100	6,100

Total Repurchase Agreements (cost $32,483)		32,483

Total Investment Securities (cost $81,027) #		80,640
Other Assets and Liabilities — Net		(35,161)

Net Assets		$45,479

WRITTEN SWAPTIONS:

Premiums Other
Assets in
					Notional	Excess of
	Floating Rate	Pay/Receive	Exercise	Expiration	Amount	Liabilities	Value
Description	Index	Floating Rate	Rate	Date	(000’s)	(000’s)	(000’s)

Put — Interest Rate Swap, European Style	1-Year IRO USD	Pay	1.75%	07/11/2013	$(900)	$(4)	$(1)
FUTURES CONTRACTS: g

				Net Unrealized
				Appreciation
Description	Type	Contracts┌	Expiration Date	(000’s)

10-Year U.S. Treasury Note	Long	11	12/20/2011	$1
90-Day Euro	Long	10	03/18/2013	19
90-Day Euro	Long	11	06/17/2013	24
90-Day Euro	Long	7	12/16/2013	7

German Euro Bund	Long	5	12/08/2011	9
				$60

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
			Dollars Bought	Appreciation
	Bought (Sold)	Settlement	(Sold)	(Depreciation)
Currency	(000’s)	Date	(000’s)	(000’s)

Australian Dollar	(682)	11/10/2011	$(665)	$8
Chinese Yuan Renminbi	640	06/01/2012	100	1
Euro	(6)	10/19/2011	(9)	♦
Euro	(3)	10/19/2011	(4)	♦
Euro	(655)	10/19/2011	(930)	53
Euro	28	10/19/2011	39	(1)
Euro	(66)	10/19/2011	(95)	6
Euro	(3)	10/19/2011	(4)	♦
Euro	(292)	10/19/2011	(412)	21
Pound Sterling	(141)	12/08/2011	(222)	2
Pound Sterling	(98)	12/08/2011	(156)	4

				$94

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

▲	Rate shown reflects the yield at 09/30/2011.

*	Floating or variable rate note. Rate is listed as of 09/30/2011.

♦	Value rounds to less than $1.

g	A portion of this security in the amount of $4,346 and cash in the amount of $46 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

#	Aggregate cost for federal income tax purposes is $81,027. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6 and $393, respectively. Net unrealized depreciation for tax purposes is $387.

┌	Contract amounts are not in thousands.
DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2011, these securities aggregated $1,396, or 3.07%, of the fund’s net assets.

IRO	Interest Rate Option

STRIPS	Separate Trading of Registered Interest and Principal of Securities
CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)
VALUATION SUMMARY (all amounts in thousands): Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011

Asset-Backed Securities	$—	$966	$—	$966
Certificates of Deposit	—	200	—	200
Corporate Debt Securities	—	1,392	—	1,392
Foreign Government Obligations	—	1,359	—	1,359
Mortgage-Backed Securities	—	1,003	—	1,003
Repurchase Agreements	—	32,483	—	32,483
Short-Term U.S. Government Obligations	—	3,089	—	3,089
U.S. Government Agency Obligations	—	1,242	—	1,242
U.S. Government Obligations	—	38,906	—	38,906

Total	$—	$80,640	$—	$80,640

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Other Financial Instruments	Prices	Inputs	Inputs	09/30/2011

Written Swaptions	$—	$(1)	$—	$(1)

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Other Financial Instruments Ғ	Prices	Inputs	Inputs	09/30/2011

Futures Contracts — Appreciation	$60	$—	$—	$60
Forward Contracts — Appreciation	—	96	—	96
Forward Contracts — Depreciation	—	(1)	$—	(1)

Total	$60	$95	$—	$155

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

Ғ	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

U.S. GOVERNMENT OBLIGATIONS - 11.3%
U.S. Treasury Bond
2.13%, 08/15/2021 g	$98,700	$100,443
3.13%, 05/15/2021	34,300	38,070
3.75%, 08/15/2041 ^	11,600	13,505
3.88%, 08/15/2040	1,900	2,257
4.38%, 02/15/2038	1,400	1,789
4.38%, 05/15/2040 - 05/15/2041 ^	24,100	31,039
5.25%, 02/15/2029	1,500	2,049
7.63%, 11/15/2022 ^	27,500	42,737
U.S. Treasury Inflation Indexed Bond
1.13%, 01/15/2021 g	44,924	49,034
2.13%, 02/15/2041	12,173	15,545
U.S. Treasury Note
1.50%, 06/30/2016	3,700	3,802
2.25%, 03/31/2016 ^	100	106
2.25%, 07/31/2018 α	38,300	40,418
2.63%, 08/15/2020 ^	689	738

Total U.S. Government Obligations (cost $325,456)		341,532

U.S. GOVERNMENT AGENCY OBLIGATIONS - 46.9%
Fannie Mae
0.78%, 09/25/2041 *	59,932	59,913
1.44%, 06/01/2043 *	291	292
1.77%, 08/01/2035 *	1,305	1,338
1.95%, 08/01/2035 *	24	25
1.99%, 08/01/2036 *	357	376
2.11%, 12/01/2034 *	16	16
2.17%, 09/01/2035 *	2,072	2,144
2.22%, 05/01/2035 *	970	1,002
2.32%, 10/01/2035 *	23	24
2.39%, 07/01/2032 *	8	8
2.45%, 01/01/2028 *	67	71
3.50%, 05/01/2024 - 04/01/2041	220,390	229,378
4.00%, 07/01/2013 - 09/01/2041	366,440	385,296
4.50%, 08/01/2014 - 04/01/2039	55,303	58,993
5.00%, 08/01/2020 - 01/01/2030	26,973	29,127
5.50%, 04/01/2014 - 02/01/2038	13,117	14,308
6.00%, 08/01/2037	4,150	4,561
6.50%, 06/17/2038	3,700	3,873
Fannie Mae, TBA
3.50%	237,000	245,135
4.00%	148,000	155,954
4.50%	54,000	57,451
5.50%	1,000	1,084
Freddie Mac
0.58%, 12/15/2029 *	66	66
1.45%, 10/25/2044 *	1,968	2,023
1.65%, 07/25/2044 *	1,008	1,025
2.10%, 09/01/2035 *	175	182
2.49%, 08/01/2023 *	71	72
2.62%, 09/01/2035 *	2,232	2,367
4.00%, 03/01/2041	95,247	99,821
4.50%, 06/15/2017	48	48
5.00%, 02/15/2020	1,290	1,331
5.50%, 03/15/2017	33	33
6.50%, 07/25/2043	115	133
Ginnie Mae
6.50%, 06/20/2032	7	8
Overseas Private Investment Corp.
Zero Coupon, 12/10/2012 - 09/20/2013 Ə	22,934	23,123
Zero Coupon, 04/15/2014	3,900	5,144
2.07%, 05/15/2021 Ə	32,600	32,992
U.S. Small Business Administration
4.50%, 02/01/2014	234	245

Total U.S. Government Agency Obligations (cost $1,389,310)		1,418,982

FOREIGN GOVERNMENT OBLIGATIONS - 17.6%
Australia Government Bond
4.75%, 06/15/2016	AUD45,300	45,624
5.25%, 03/15/2019 ^	58,600	60,955
5.50%, 12/15/2013 - 01/21/2018 ^	62,800	64,770
5.75%, 07/15/2022	52,900	57,519
6.00%, 02/15/2017 ^	14,000	14,951
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2012 - 01/01/2017	BRL72,604	36,662
Bundesrepublik Deutschland
4.25%, 07/04/2018	EUR37,100	58,663
Canadian Government Bond
1.50%, 03/01/2012	CAD45,100	43,150
1.75%, 03/01/2013	3,700	3,575
2.25%, 08/01/2014	97,000	95,692
3.25%, 06/01/2021	29,700	31,049
Export-Import Bank of Korea
8.13%, 01/21/2014	$13,100	14,622
Hong Kong SAR Government Bond
5.13%, 08/01/2014 - 144A ^	2,700	2,953
Korea Expressway Corp.
5.13%, 05/20/2015 - 144A	850	888
Republic of Brazil
10.25%, 01/10/2028	BRL2,050	1,145

Total Foreign Government Obligations (cost $541,602)		532,218

MORTGAGE-BACKED SECURITIES - 6.4%
Adjustable Rate Mortgage Trust
Series 2005-4, Class 1A1
2.74%, 08/25/2035 *	$297	218
Series 2005-5, Class 2A1
2.87%, 09/25/2035 *	339	238
Series 2005-10, Class 1A21
2.76%, 01/25/2036 *	432	292
American Home Mortgage Assets
Series 2006-4, Class 1A12
0.44%, 10/25/2046 *	4,717	2,349
Series 2006-5, Class A1
1.16%, 11/25/2046 *	914	394
American Home Mortgage Investment Trust
Series 2005-2, Class 4A1
1.98%, 09/25/2045 *	8	6
Arran Residential Mortgages Funding PLC
Series 2011-1A, Class A1C
1.50%, 11/19/2047 - 144A *	23,750	23,711
Banc of America Funding Corp.
Series 2005-D, Class A1
2.72%, 05/25/2035 *	184	183
Series 2006-J, Class 4A1
5.75%, 01/20/2047 *	225	150

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

MORTGAGE-BACKED SECURITIES (continued)
Banc of America Large Loan, Inc.
Series 2010-UB5, Class A4A
5.67%, 02/17/2051 - 144A *	$20,000	$21,846
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-1, Class A4
5.45%, 01/15/2049	490	523
Banc of America Mortgage Securities, Inc.
Series 2004-L, Class 2A1
2.87%, 01/25/2035 *	1,040	861
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
2.60%, 08/25/2033 *	1,756	1,638
Series 2003-8, Class 2A1
2.87%, 01/25/2034 *	103	97
Series 2003-8, Class 4A1
2.96%, 01/25/2034 *	221	204
Series 2003-9, Class 2A1
2.85%, 02/25/2034 *	250	215
Series 2004-10, Class 22A1
4.83%, 01/25/2035 *	372	302
Series 2005-2, Class A2
2.73%, 03/25/2035 *	750	707
Series 2005-5, Class A2
2.40%, 08/25/2035 *	548	503
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1
2.77%, 09/25/2035 *	752	508
Series 2006-6, Class 32A1
2.85%, 11/25/2036 *	1,145	595
Series 2006-8, Class 3A1
0.39%, 02/25/2034 *	967	705
Series 2006-R1, Class 2E21
3.88%, 08/25/2036 *	894	178
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1
2.57%, 01/26/2036 *	725	431
Series 2007-R6, Class 2A1
4.72%, 12/26/2046 *	492	299
Chaseflex Trust
Series 2007-3, Class 1A2
0.69%, 07/25/2037 *	3,245	1,729
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1
2.37%, 08/25/2035 *	955	868
Series 2005-6, Class A2
2.45%, 08/25/2035 *	704	583
Series 2007-10, Class 22AA
5.62%, 09/25/2037 *	4,705	2,811
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class A5
5.62%, 10/15/2048	800	841
Series 2007-CD5, Class A4
5.89%, 11/15/2044 *	400	429
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032	15	16
Series 2003-J3, Class 2A1
6.25%, 12/25/2033	345	361
Series 2005-14, Class 2A1
0.44%, 05/25/2035 *	416	235
Series 2005-56, Class 5A2
1.00%, 11/25/2035 *	967	532
Series 2005-59, Class 1A1
0.58%, 11/20/2035 *	11	6
Series 2005-62, Class 2A1
1.25%, 12/25/2035 *	7	4
Series 2005-81, Class A1
0.51%, 02/25/2037 *	2,209	1,066
Series 2006-OA1, Class 2A1
0.44%, 03/20/2046 *	1,761	922
Series 2006-OA9, Class 2A1A
0.44%, 07/20/2046 *	14	5
Series 2006-OA17, Class 1A1A
0.43%, 12/20/2046 *	5,441	2,704
Series 2006-OA19, Class A1
0.41%, 02/20/2047 *	2,074	1,002
Series 2007-HY4, Class 1A1
2.89%, 06/25/2037 *	4,236	2,629
Countrywide Home Loan Mortgage Pass- Through Trust
Series 2002-30, Class M
2.80%, 10/19/2032 *	88	58
Series 2003-R4, Class 2A
6.50%, 01/25/2034 - 144A *	647	647
Series 2004-12, Class 11A1
2.79%, 08/25/2034 *	143	100
Series 2004-R1, Class 2A
6.50%, 11/25/2034 - 144A	871	871
Series 2005-HY10, Class 5A1
5.32%, 02/20/2036 *	520	354
Series 2005-R2, Class 1AF1
0.57%, 06/25/2035 - 144A *	1,475	1,277
Series 2006-OA5, Class 2A2
0.53%, 04/25/2036 *	724	143
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1
2.43%, 06/25/2033 *	982	896
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2005-AR1, Class 2A1
1.83%, 08/25/2035 *	270	177
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1
2.75%, 08/25/2035 *	147	116
Granite Mortgages PLC
Series 2003-3, Class 3A
1.21%, 01/20/2044 *	889	1,321
Series 2004-3, Class 3A2
1.30%, 09/20/2044 *	5,084	7,539
Greenpoint Mortgage Funding Trust
Series 2006-AR7, Class 1A32
0.43%, 12/25/2046 *	761	104
Greenpoint Mortgage Pass-Through Certificates
Series 2003-1, Class A1
2.81%, 10/25/2033 *	315	253
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1
1.14%, 03/06/2020 - 144A *	1,733	1,721

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.74%, 09/25/2035 *	$888	$815
Series 2006-AR1, Class 2A1
2.79%, 01/25/2036 *	12	9
Harborview Mortgage Loan Trust
Series 2005-4, Class 4A
2.78%, 07/19/2035 *	569	433
Series 2006-1, Class 2A1A
0.47%, 03/19/2036 *	2,913	1,692
Series 2006-5, Class 2A1A
0.41%, 07/19/2046 *	1,331	717
Series 2006-7, Class 2A1A
0.43%, 09/19/2046 *	702	401
Series 2007-1, Class 2A1A
0.36%, 04/19/2038 *	1,744	1,067
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
2.66%, 12/25/2034 *	93	64
Series 2006-AR12, Class A1
0.42%, 09/25/2046 *	833	461
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB18, Class A4
5.44%, 06/12/2047	210	218
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
5.02%, 02/25/2035 *	343	326
Series 2007-A1, Class 5A5
2.86%, 07/25/2035 *	2,632	2,475
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 *	4,700	5,041
Luminent Mortgage Trust
Series 2006-6, Class 2A1
0.43%, 10/25/2046 *	675	409
MASTR Alternative Loans Trust
Series 2006-2, Class 2A1
0.63%, 03/25/2036 *	349	92
MLCC Mortgage Investors, Inc.
Series 2005-2, Class 1A
1.65%, 10/25/2035 *	11,899	10,306
Series 2005-2, Class 2A
2.42%, 10/25/2035 *	392	325
Series 2005-2, Class 3A
1.22%, 10/25/2035 *	127	102
Series 2005-3, Class 4A
0.48%, 11/25/2035 *	81	66
Series 2005-A10, Class A
0.44%, 02/25/2036 *	424	281
Morgan Stanley Capital I
Series 2007-IQ15, Class A4
6.08%, 06/11/2049 *	400	424
Series 2007-XLFA, Class A1
0.29%, 10/15/2020 - 144A *	890	886
Nomura Asset Acceptance Corp.
Series 2004-R1, Class A1
6.50%, 03/25/2034 - 144A	891	903
Permanent Master Issuer PLC
Series 2011-1A, Class 1A1
1.65%, 07/15/2042 - 144A *	10,400	10,389
Series 2011-1A, Class 1A3
2.91%, 07/15/2042 - 144A *	16,000	21,367
Residential Accredit Loans, Inc.
Series 2005-QO3, Class A1
0.63%, 10/25/2045 *	570	306
Series 2006-QO6, Class A1
0.41%, 06/25/2046 *	738	251
Residential Asset Securitization Trust
Series 2006-R1, Class A2
0.63%, 01/25/2046 *	742	312
Residential Funding Mortgage Securities I
Series 2003-S9, Class A1
6.50%, 03/25/2032	17	18
Series 2005-SA4, Class 1A21
3.03%, 09/25/2035 *	1,060	673
RMAC Securities PLC
Series 2007-NS1X, Class A2B
0.40%, 06/12/2044 *	15,200	11,688
Sequoia Mortgage Trust
Series 10, Class 2A1
0.99%, 10/20/2027 *	91	78
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-20, Class 3A1
2.61%, 01/25/2035 *	330	254
Series 2005-17, Class 3A1
2.54%, 08/25/2035 *	118	87
Series 2005-18, Class 3A1
2.70%, 09/25/2035 *	3,917	2,767
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
0.89%, 09/19/2032 *	62	51
Series 2005-AR5, Class A1
0.48%, 07/19/2035 *	155	103
Series 2005-AR5, Class A2
0.48%, 07/19/2035 *	163	129
Series 2005-AR5, Class A3
0.48%, 07/19/2035 *	303	253
Series 2005-AR8, Class A1A
0.51%, 02/25/2036 *	356	186
Series 2006-AR3, Class 12A1
0.45%, 05/25/2036 *	2,186	1,127
Series 2006-AR6, Class 2A1
0.42%, 07/25/2046 *	5,894	3,134
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1
0.32%, 09/15/2021 - 144A *	1,025	989
WaMu Mortgage Pass-Through Certificates
Series 2002-AR2, Class A
2.60%, 02/27/2034 *	128	121
Series 2003-AR9, Class 2A
2.75%, 09/25/2033 *	4,265	4,060
Series 2004-AR1, Class A
2.58%, 03/25/2034 *	357	333
Series 2005-AR11, Class A1A
0.55%, 08/25/2045 *	241	184
Series 2006-AR3, Class A1A
1.24%, 02/25/2046 *	1,178	819
Series 2006-AR7, Class 3A
2.85%, 07/25/2046 *	2,309	1,586
Series 2006-AR7, Class C1B2
0.45%, 07/25/2046 *	354	22
Series 2006-AR9, Class 2A
2.85%, 08/25/2046 *	1,996	1,344

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates (continued)
Series 2006-AR10, Class 1A1
5.83%, 09/25/2036 *	$1,966	$1,422
Series 2006-AR17, Class 1A
1.06%, 12/25/2046 *	1,035	600
Series 2006-AR19, Class 1A1A
0.97%, 01/25/2047 *	288	167
Series 2007-HY1, Class 1A1
5.32%, 02/25/2037 *	783	496
Series 2007-HY1, Class 4A1
2.64%, 02/25/2037 *	4,845	3,370
Series 2007-OA1, Class A1A
0.94%, 02/25/2047 *	5,893	3,305
Series 2007-OA3, Class 2A1A
1.00%, 04/25/2047 *	690	459
Series 2007-OA6, Class 1A
1.05%, 07/25/2047 *	974	569
Wells Fargo Mortgage Backed Securities Trust
Series 2003-13, Class A5
4.50%, 11/25/2018	174	176
Series 2004-CC, Class A1
4.80%, 01/25/2035 *	549	507
Series 2004-Z, Class 2A1
2.74%, 12/25/2034 *	722	654
Series 2006-AR4, Class 2A6
5.62%, 04/25/2036 *	546	235
Series 2006-AR8, Class 2A4
2.75%, 04/25/2036 *	1,160	1,016
Series 2006-AR10, Class 5A6
2.73%, 07/25/2036 *	14	10

Total Mortgage-Backed Securities (cost $210,318)		192,603

ASSET-BACKED SECURITIES - 2.7%
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.81%, 07/25/2032 *	6	5
Asset Backed Funding Certificates
Series 2005-OPT1, Class A1MZ
0.58%, 07/25/2035 *	132	113
Avoca CLO I BV
Series III-X, Class A
1.97%, 09/15/2021 * Ə	3,874	4,803
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
0.89%, 10/25/2032 *	28	24
Series 2006-SD2, Class A2
0.43%, 06/25/2036 *	390	384
Series 2006-SD3, Class 21A1
3.24%, 07/25/2036 *	343	221
Series 2006-SD4, Class 1A1
3.08%, 10/25/2036 *	910	636
Chester Asset Receivables Dealings
Series 2004-1, Class A
1.04%, 04/15/2016 *	13,300	20,253
Citigroup Mortgage Loan Trust, Inc.
Series 2006-NC1, Class A2B
0.34%, 08/25/2036 *	50	45
Series 2007-AHL1, Class A2A
0.27%, 12/25/2036 *	60	58
Countrywide Asset-Backed Certificates
Series 2007-5, Class 2A1
0.33%, 09/25/2047 *	504	493
Gazprom OAO Via GAZ Capital SA
6.51%, 03/07/2022 ^	10,900	10,682
8.15%, 04/11/2018 - 144A	1,200	1,317
Series 2
8.63%, 04/28/2034	6,300	7,245
Harbourmaster CLO, Ltd.
Series 5A, Class A1
1.79%, 06/15/2020 - 144A * Ə	2,612	3,258
Home Equity Asset Trust
Series 2002-1, Class A4
0.83%, 11/25/2032 *	1	1
JPMorgan Mortgage Acquisition Corp.
Series 2007-CH3, Class A2
0.31%, 03/25/2037 *	122	114
Lehman XS Trust
Series 2006-4N, Class A1B1
0.40%, 04/25/2046 *	212	189
Series 2006-GP4, Class 2A2
0.46%, 08/25/2046 *	231	22
Merrill Lynch Mortgage Investors, Inc.
Series 2006-MLN1, Class A2A
0.30%, 07/25/2037 *	4	4
Morgan Stanley Home Equity Loans
Series 2007-1, Class A1
0.28%, 12/25/2036 *	2	2
Morgan Stanley Mortgage Loan Trust
Series 2007-3XS, Class 2A1A
0.30%, 01/25/2047 *	380	318
New Century Home Equity Loan Trust
Series 2005-2, Class A1ZA
0.49%, 06/25/2035 *	26	25
Penarth Master Issuer PLC
Series 2011-1A, Class A1
0.88%, 05/18/2015 - 144A *	13,300	13,317
Plymouth Rock CLO, Ltd./Inc.
Series 2010-1A, Class A
1.79%, 02/16/2019 - 144A *	9,983	9,868
Securitized Asset Backed Receivables LLC Trust
Series 2007-NC2, Class A2A
0.27%, 01/25/2037 *	392	374
Small Business Administration Participation Certificates
Series 2003-20I, Class 1
5.13%, 09/01/2023	280	307
Series 2004-20C, Class 1
4.34%, 03/01/2024	1,616	1,738
Series 2008-20L, Class 1
6.22%, 12/01/2028	3,298	3,737
Structured Asset Securities Corp.
Series 2002-HF1, Class A
0.81%, 01/25/2033 *	2	1
Series 2007-GEL1, Class A1
0.33%, 01/25/2037 - 144A *	755	574

Total Asset-Backed Securities (cost $81,893)		80,128

MUNICIPAL GOVERNMENT OBLIGATIONS - 3.4%
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2030 - 06/01/2047	4,400	3,224

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000's)	(000's)

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Chicago Transit Authority — Class A
6.90%, 12/01/2040	$11,100	$13,232
Chicago Transit Authority — Class B
6.90%, 12/01/2040	7,300	8,702
Golden State Tobacco Securitization Corp.
5.13%, 06/01/2047	300	191
Kentucky State Property & Building Commission
4.30%, 11/01/2019	500	547
4.40%, 11/01/2020	600	632
5.37%, 11/01/2025	1,100	1,235
Los Angeles Department of Water & Power
5.00%, 07/01/2044	6,900	7,183
Los Angeles Unified School District — Series A-1,
Class A
4.50%, 07/01/2022	2,155	2,296
New York City Municipal Water Finance Authority
5.75%, 06/15/2040	6,200	7,031
New York City Transitional Finance Authority
4.73%, 11/01/2023	900	1,000
4.91%, 11/01/2024	600	679
5.08%, 11/01/2025	600	671
Palomar Community College District
4.75%, 05/01/2032	100	102
State of California
5.65%, 04/01/2039 *	14,400	15,292
State of California — Build America Bonds
7.50%, 04/01/2034	1,100	1,316
7.55%, 04/01/2039	3,400	4,207
State of Illinois
2.77%, 01/01/2012	25,200	25,330
4.42%, 01/01/2015	2,400	2,508
Tobacco Securitization Authority of Southern California
5.13%, 06/01/2046	3,100	1,999
Tobacco Settlement Finance Authority — Series A
7.47%, 06/01/2047	2,545	1,850
Tobacco Settlement Financing Corp.
5.88%, 05/15/2039	100	100
Tobacco Settlement Financing Corp. — Series 1A
5.00%, 06/01/2041	4,000	2,576

Total Municipal Government Obligations (cost $97,928)		101,903

PREFERRED CORPORATE DEBT SECURITIES - 1.2%
Commercial Banks - 1.2%
Barclays Bank PLC
7.43%, 12/15/2017 - 144A * Ž ^	2,000	1,640
HSBC Capital Funding, LP
10.18%, 06/30/2030 - 144A * Ž	100	122
Lloyds TSB Bank PLC
12.00%, 12/16/2024 - 144A * Ž	16,500	15,133
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A * Ž	1,910	2,297
Royal Bank of Scotland Group PLC
7.64%, 09/29/2017 Ž	7,000	3,360
Wells Fargo & Co. — Series K
7.98%, 03/15/2018 * Ž ^	12,700	13,081

Total Preferred Corporate Debt Securities (cost $40,483)		35,633

CORPORATE DEBT SECURITIES - 20.7%
Capital Markets - 3.0%
Deutsche Bank AG
5.38%, 10/12/2012	19,206	19,806
Goldman Sachs Group, Inc.
1.84%, 11/15/2014 * EUR900		1,086
1.88%, 05/23/2016 *	11,800	13,423
1.91%, 02/04/2013 *	800	1,024
6.25%, 09/01/2017	$5,000	5,208
Lehman Brothers Holdings, Inc.
2.85%, 12/23/2008 Џ ‡	4,800	1,110
5.63%, 01/24/2013 Џ ‡	9,800	2,352
6.88%, 05/02/2018 Џ ‡	1,200	293
Lehman Brothers Holdings, Inc. — Series I
6.75%, 12/28/2017 Џ ‡	4,000	2
Morgan Stanley
0.73%, 10/15/2015 *	1,100	929
2.88%, 07/28/2014 ^	2,700	2,573
3.45%, 11/02/2015 ^	13,800	12,709
5.50%, 07/28/2021 ^	4,600	4,261
Morgan Stanley — Series MTN
6.63%, 04/01/2018	13,900	13,789
UBS AG
1.40%, 02/23/2012 *	5,500	5,514
4.88%, 08/04/2020 ^	6,600	6,355
Commercial Banks - 7.6%
Abbey National Treasury Services PLC
1.83%, 04/25/2014 *	14,500	13,815
3.88%, 11/10/2014 - 144A	1,100	1,056
ANZ National International, Ltd.
6.20%, 07/19/2013 - 144A	11,800	12,601
Barclays Bank PLC
1.43%, 01/13/2014 * ^	23,000	22,333
2.50%, 01/23/2013	900	894
6.05%, 12/04/2017 - 144A	6,000	5,507
10.18%, 06/12/2021 - 144A	5,520	5,841
BPCE SA
2.02%, 02/07/2014 - 144A *	29,700	28,106
Canadian Imperial Bank of Commerce
2.00%, 02/04/2013 - 144A	35,800	36,331
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
4.50%, 01/11/2021	25,500	27,569
DnB NOR Boligkreditt
2.90%, 03/29/2016 - 144A	22,000	22,799
Lloyds TSB Bank PLC
2.60%, 01/24/2014 * ^	18,800	18,300
4.38%, 01/12/2015 - 144A	14,000	13,698
5.80%, 01/13/2020 - 144A	2,200	2,092
Stadshypotek AB
1.45%, 09/30/2013 - 144A	16,700	16,800
Consumer Finance - 1.4%
Ally Financial, Inc.
3.75%, 06/20/2014 *	6,900	6,298
8.00%, 03/15/2020	8,880	8,220
American Express Credit Corp. — Series C
5.88%, 05/02/2013	15,900	16,861
HSBC Finance Corp.
5.90%, 06/19/2012	7,100	7,297

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

Consumer Finance (continued)
SLM Corp.
0.48%, 10/25/2011 *	$2,000	$1,991
0.55%, 01/27/2014 *	800	734
5.13%, 08/27/2012	1,000	1,000
Diversified Financial Services - 7.1%
Bank of America Corp.
6.50%, 08/01/2016	4,500	4,469
7.63%, 06/01/2019	15,000	15,756
Bank of America Corp. — Series MTNL
5.65%, 05/01/2018	7,900	7,501
Bear Stearns Cos., LLC
5.70%, 11/15/2014	4,400	4,745
6.40%, 10/02/2017	2,200	2,498
7.25%, 02/01/2018 ^	1,500	1,768
Citigroup, Inc.
2.29%, 08/13/2013 *	14,200	14,046
5.88%, 05/29/2037 ^	1,100	1,052
6.00%, 08/15/2017	5,300	5,625
Fiat Finance & Trade SA
9.00%, 07/30/2012	EUR4,400	5,998
Ford Motor Credit Co., LLC
5.63%, 09/15/2015 ^	$10,845	10,909
7.00%, 10/01/2013 ^	800	840
7.25%, 10/25/2011	1,100	1,101
7.80%, 06/01/2012	1,020	1,045
General Electric Capital Corp.
0.65%, 06/20/2014 *	13,100	12,827
6.50%, 09/15/2067 - 144A *	GBP1,800	2,442
International Lease Finance Corp.
6.75%, 09/01/2016 - 144A	$4,000	4,010
7.13%, 09/01/2018 - 144A	13,200	13,250
JPMorgan Chase & Co.
4.25%, 10/15/2020	22,900	22,953
4.40%, 07/22/2020	1,500	1,518
4.95%, 03/25/2020	2,400	2,538
6.30%, 04/23/2019	5,400	6,109
JPMorgan Chase Bank NA
6.00%, 10/01/2017	1,600	1,682
Merrill Lynch & Co., Inc.
1.87%, 01/31/2014 *	EUR2,100	2,487
6.88%, 04/25/2018	$11,100	11,104
Merrill Lynch & Co., Inc. — Series C
6.40%, 08/28/2017	11,200	10,859
Qtel International Finance, Ltd.
4.75%, 02/16/2021 Reg S ^	5,000	4,994
SSIF Nevada, LP
0.95%, 04/14/2014 - 144A *	19,800	19,799
Volkswagen International Finance NV
0.70%, 10/01/2012 - 144A *	9,800	9,818
0.86%, 04/01/2014 - 144A *	6,200	6,216
Diversified Telecommunication Services - 0.0% ∞
KT Corp.
4.88%, 07/15/2015 - 144A	900	952
Electric Utilities - 0.0% ∞
Progress Energy, Inc.
6.85%, 04/15/2012	440	454
PSEG Power LLC
6.95%, 06/01/2012	921	956
Energy Equipment & Services - 0.1%
NGPL Pipeco LLC
7.12%, 12/15/2017 - 144A ^	4,100	4,324
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp.
6.00%, 01/15/2020 ^	3,900	4,372
Insurance - 0.5%
American International Group, Inc.
8.18%, 05/15/2058 *	200	177
8.25%, 08/15/2018	12,300	13,634
Principal Life Income Funding Trusts
5.30%, 04/24/2013	1,000	1,060
Metals & Mining - 0.2%
Gerdau Trade, Inc.
5.75%, 01/30/2021 - 144A ^	3,100	2,937
Gold Fields Orogen Holding BVI, Ltd.
4.88%, 10/07/2020 Reg S	3,000	2,762
Oil, Gas & Consumable Fuels - 0.0% ∞
El Paso Corp.
7.75%, 01/15/2032	425	493
7.80%, 08/01/2031	125	145
Tobacco - 0.7%
Altria Group, Inc.
9.25%, 08/06/2019	13,000	17,040
9.70%, 11/10/2018	2,500	3,313
Reynolds American, Inc.
7.63%, 06/01/2016	800	958
Wireless Telecommunication Services - 0.0% ∞
AT&T Mobility LLC
6.50%, 12/15/2011	560	566

Total Corporate Debt Securities (cost $639,770)		624,679

LOAN ASSIGNMENTS - 0.3%
Air Freight & Logistics - 0.1%
Delos Aircraft, Inc., Tranche B2
7.00%, 03/17/2016 *	2,000	1,995
Diversified Financial Services - 0.1%
International Lease Finance Co., Tranche B1
6.75%, 03/17/2015 *	1,600	1,597
Electric Utilities - 0.1%
Texas Competitive Electric Holding Co., LLC Non-Extended
3.73%, 10/10/2014	3,730	2,619
Health Care Providers & Services - 0.0% ∞
HCA, Inc., 1st Lien, Tranche B
2.62%, 11/18/2013 *	2,951	2,857

Total Loan Assignments (cost $9,935)		9,068

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 3.7%
Fannie Mae
0.00%, 10/04/2011 ▲	1,400	1,400
0.04%, 11/07/2011 ▲	32,000	31,998
0.06%, 11/28/2011 ▲ ^	43,400	43,397
0.10%, 12/01/2011 ▲	7,100	7,098
Freddie Mac
0.05%, 11/02/2011 ▲	15,600	15,599
U.S. Treasury Bill
0.04%, 02/09/2012 - 02/23/2012 ▲ ^	2,220	2,220
0.05%, 03/01/2012 ▲	450	450
0.06%, 03/29/2012 ▲ α	8,720	8,718

Total Short-Term U.S. Government Obligations (cost $110,880)		110,880

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

		Value
	Shares	(000’s)

CONVERTIBLE PREFERRED STOCKS - 0.1%
Commercial Banks - 0.1%
Wells Fargo & Co., 7.33% ▲ Ž	2,900	$2,996
Total Convertible Preferred Stocks (cost $2,690)

PREFERRED STOCKS - 0.1%
Thrifts & Mortgage Finance - 0.1%
DG Funding Trust, 0.90% - 144A * Ə §	380	2,863
Total Preferred Stocks (cost $4,042)

SECURITIES LENDING COLLATERAL - 7.4%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.19% ▲	224,727,136	224,727
Total Securities Lending Collateral (cost $224,727)

	Principal	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $66,809 on 10/03/2011. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, with a total value of $68,148.	$66,809	66,809

Total Repurchase Agreement (cost $66,809)

Total Investment Securities (cost $3,745,843) #		3,745,021
Other Assets and Liabilities — Net		(725,182)

Net Assets		$3,019,839

SECURITIES SOLD SHORT — (1.0%) □
U.S. GOVERNMENT AGENCY OBLIGATIONS - (1.0%)
Fannie Mae, TBA
5.00%	(11,000)	(11,832)
5.50%	(12,000)	(12,999)
6.00%	(4,000)	(4,388)

Total Securities Sold Short (proceeds $(29,256))		(29,219)

WRITTEN SWAPTIONS: π α

							Premiums Other
							Assets in
						Notional	Excess of
	Floating Rate	Pay/Receive	Exercise		Expiration	Amount	Liabilities	Value
Description	Index	Floating Rate	Rate		Date	(000’s)	(000’s)	(000’s)

Call — Interest Rate Swap, European Style §	2-Year OC FVA USD	Receive	0.00	%∞	11/14/2011	$(70,000)	$(760)	$(728)
Call — Interest Rate Swap, European Style	5-Year IRO USD	Receive	1.80		10/11/2011	(36,900)	(210)	(942)
Put — Interest Rate Swap, European Style	2-Year IRO USD	Pay	2.25		09/24/2012	(5,500)	(37)	(2)
Put — Interest Rate Swap, European Style	2-Year IRO USD	Pay	2.25		09/24/2012	(2,000)	(11)	(1)
Put — Interest Rate Swap, European Style	3-Year IRO USD	Pay	2.75		06/18/2012	(25,400)	(249)	(5)
Put — Interest Rate Swap, European Style	3-Year IRO USD	Pay	2.75		06/18/2012	(23,800)	(247)	(5)
Put — Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00		06/18/2012	(4,500)	(43)	(1)
Put — Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00		06/18/2012	(4,100)	(36)	(1)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00		07/10/2012	(22,700)	(139)	(♦ )
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00		07/10/2012	(2,300)	(16)	(♦ )
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00		07/10/2012	(1,200)	(8)	(♦ )
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00		07/10/2012	(500)	(3)	(♦ )

							$(1,759)	$(1,685)

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)
SWAP AGREEMENTS : π α
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — BUY PROTECTION:(1)

								Unrealized
				Implied Credit	Notional	Market	Premiums	Appreciation
	Fixed Deal	Maturity		Spread (BP) at	Amount	Value	(Received)	(Depreciation)
Reference Obligation	Pay Rate	Date	Counterparty	09/30/2011(2)	(000’s)(3)	(000’s)(5)	(000’s)	(000’s)

BFC Genesee, Ltd., 1.93%, 01/01/2041 §	2.25%	01/10/2041	CBK	—	$2,460	$2,379	$—	$2,379
Montauk Point CDO, Ltd. 2006-2A A4 1.73%, 04/06/2046 §	2.22	01/06/2046	FBF	—	2,500	2,375	—	2,375
Time Warner, Inc., 5.88%, 11/15/2016	1.19	03/20/2014	DUB	51.07	410	(6)	—	(6)

						$4,748	$—	$4,748

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — SELL PROTECTION:(4)

	Fixed Deal			Implied Credit	Notional	Market	Premiums	Unrealized
	Receive	Maturity		Spread (BP) at	Amount	Value	(Received)	(Depreciation)
Reference Obligation	Rate	Date	Counterparty	09/30/2011(2)	(000’s)(3)	(000’s)(5)	(000’s)	(000’s)

Goldman Sachs Group, Inc., 6.60%, 01/15/2012	1.00%	03/20/2012	BRC	282.54	$2,100	$(17)	$—	$(17)
Reynolds American, Inc., 7.63%, 06/1/2016	1.28	06/20/2017	GST	180.38	2,100	(60)	—	(60)

						$(77)	$—	$(77)

CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION:(1)

							Premiums	Unrealized
					Notional	Market	Paid	Appreciation
	Fixed Deal	Maturity		Currency	Amount	Value	(Received)	(Depreciation)
Reference Obligation	Pay Rate	Date	Counterparty	Code	(000’s)(3)	(000’s)(5)	(000’s)	(000’s)

Dow Jones North America Investment Grade Index — Series 5	0.14%	12/20/2012	MYC	USD	$13,400	$106	$—	$106
North America High Yield Index — Series 14	5.00	06/20/2015	CBK	USD	11,000	491	656	(166)
North America High Yield Index — Series 14	5.00	06/20/2015	DUB	USD	6,600	294	370	(75)
North America High Yield Index — Series 15 §	5.00	12/20/2015	BRC	USD	56,700	3,368	(1,771)	5,139
North America Investment Grade Index - Series 14	1.00	06/20/2015	FBF	USD	36,300	265	120	145
North America Investment Grade Index - Series 15	1.00	12/20/2015	FBF	USD	20,200	206	140	66

						$4,730	$(485)	$5,215

CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION:(4)

	Fixed Deal				Notional	Market	Premiums	Unrealized
	Receive	Maturity		Currency	Amount	Value	(Received)	(Depreciation)
Reference Obligation	Rate	Date	Counterparty	Code	(000’s)(3)	(000’s)(5)	(000’s)	(000’s)

Dow Jones North America Investment Grade Index - Series 5	0.46%	12/20/2015	MYC	USD	$9,600	$(1,314)	$—	$(1,314)

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)
SWAP AGREEMENTS (continued): π α
INTEREST RATE SWAP AGREEMENTS — FIXED RATE PAYABLE:

							Premiums	Net Unrealized
					Notional	Market	Paid	Appreciation
		Maturity		Currency	Amount	Value	(Received)	(Depreciation)
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	(000’s)	(000’s)	(000’s)	(000’s)

3-Month EURIBOR	2.00%	03/21/2017	BRC	EUR	48,800	$(339)	$(330)	$(8)
3-Month EURIBOR	2.00	03/21/2017	MYC	EUR	48,800	(339)	(334)	(4)
3-Month USD-LIBOR	3.50	06/17/2016	RYL	USD	320,100	3,890	(360)	4,249
6-Month AUD BBR-BBSW	5.50	12/15/2017	DUB	AUD	7,800	364	(29)	394
6-Month AUD BBR-BBSW	5.50	12/15/2017	BRC	AUD	12,600	589	(54)	642
BRL-CDI	11.98	01/02/2013	MYC	BRL	61,800	1,029	261	768
BRL-CDI	12.51	01/02/2013	UAG	BRL	22,700	282	(15)	298
BRL-CDI	11.89	01/02/2013	HUS	BRL	84,100	1,326	254	1,072
BRL-CDI	11.91	01/02/2013	JPM	BRL	13,600	206	32	174
BRL-CDI	11.93	01/02/2014	HUS	BRL	38,200	486	72	413
BRL-CDI	12.12	01/02/2014	HUS	BRL	41,100	786	58	728
BRL-CDI	12.55	01/02/2014	HUS	BRL	13,200	196	19	176
BRL-CDI	11.96	01/02/2014	GLM	BRL	143,800	2,367	(68)	2,434
BRL-CDI	11.99	01/02/2014	GLM	BRL	11,000	185	2	183
BRL-CDI	12.51	01/02/2014	JPM	BRL	14,300	206	13	193
MXN-TIIE-Banxico	6.50	03/05/2013	MYC	MXN	237,600	279	(9)	288
MXN-TIIE-Banxico	7.50	06/02/2021	UAG	MXN	330,800	1,208	1,053	155

						$12,721	$565	$12,155

FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
				(Depreciation)
Description	Type	Contracts ┌	Expiration Date	(000’s)

10-Year U.S. Treasury Note	Short	(486)	12/20/2011	$(858)
5-Year U.S. Treasury Note	Short	(281)	12/30/2011	(20)
90-Day Euro	Long	957	12/19/2011	(38)
90-Day Euro	Long	1,198	03/17/2014	(91)
90-Day Euro	Long	300	06/16/2014	3
90-Day Euro	Long	175	06/15/2015	614
90-Day Euro	Long	358	09/14/2015	1,294
German Euro BOBL	Long	561	12/08/2011	(268)

				$636

FORWARD FOREIGN CURRENCY CONTRACTS:▫

			Amount in U.S.	Net Unrealized
			Dollars Bought	Appreciation
	Bought (Sold)	Settlement	(Sold)	(Depreciation)
Currency	(000’s)	Date	(000’s)	(000’s)

Australian Dollar	(61,164)	10/20/2011	$(59,801)	$776
Australian Dollar	(194,821)	10/20/2011	(190,458)	2,449
Brazilian Real	(2,660)	11/03/2011	(1,645)	241
Brazilian Real	(31,811)	11/03/2011	(19,248)	2,459
Brazilian Real	(37,104)	11/03/2011	(22,819)	3,237
Brazilian Real	(727)	11/03/2011	(450)	66
Brazilian Real	(2,937)	11/03/2011	(1,818)	268
Brazilian Real	(2,656)	11/03/2011	(1,645)	243
Brazilian Real	(2,690)	11/03/2011	(1,666)	246
Brazilian Real	(2,061)	11/03/2011	(1,274)	186
Canadian Dollar	(74,576)	11/17/2011	(75,345)	4,256
Canadian Dollar	(74,575)	11/17/2011	(75,078)	3,990
Chinese Yuan Renminbi	22,724	11/04/2011	3,559	1
Chinese Yuan Renminbi	16,939	11/15/2011	2,558	97

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued): ▫

			Amount in U.S.	Net Unrealized
			Dollars Bought	Appreciation
	Bought (Sold)	Settlement	(Sold)	(Depreciation)
Currency	(000’s)	Date	(000’s)	(000’s)

Chinese Yuan Renminbi	30,727	02/13/2012	$4,778	$49
Chinese Yuan Renminbi	10,365	02/13/2012	1,611	17
Chinese Yuan Renminbi	25,646	02/13/2012	3,980	48
Chinese Yuan Renminbi	8,509	02/13/2012	1,324	12
Chinese Yuan Renminbi	20,245	02/13/2012	3,144	36
Chinese Yuan Renminbi	49,946	02/13/2012	7,694	152
Chinese Yuan Renminbi	9,826	02/13/2012	1,526	17
Chinese Yuan Renminbi	25,199	02/13/2012	3,911	47
Chinese Yuan Renminbi	11,604	02/13/2012	1,829	(6)
Chinese Yuan Renminbi	25,334	02/13/2012	3,930	50
Chinese Yuan Renminbi	26,589	02/13/2012	4,124	53
Chinese Yuan Renminbi	25,715	02/13/2012	4,036	3
Chinese Yuan Renminbi	14,036	02/13/2012	2,200	5
Chinese Yuan Renminbi	24,628	02/13/2012	3,865	4
Chinese Yuan Renminbi	24,245	02/13/2012	3,763	46
Chinese Yuan Renminbi	25,696	02/13/2012	4,032	4
Chinese Yuan Renminbi	12,078	02/01/2013	1,919	♦
Chinese Yuan Renminbi	33,160	02/01/2013	5,233	37
Chinese Yuan Renminbi	25,845	02/01/2013	4,120	(12)
Chinese Yuan Renminbi	23,957	08/05/2013	3,794	45
Chinese Yuan Renminbi	8,000	08/05/2013	1,277	5
Euro	(54,556)	10/19/2011	(76,175)	3,094
Euro	(54,556)	10/19/2011	(76,024)	2,944
Euro	5,461	10/19/2011	7,700	(385)
Euro	1,136	10/19/2011	1,622	(100)
Euro	3,725	10/19/2011	5,113	(123)
Euro	4,720	10/19/2011	6,832	(509)
Indian Rupee	875,689	07/12/2012	18,840	(1,355)
Japanese Yen	(682,507)	10/17/2011	(8,493)	(358)
Malaysian Ringgit	118	04/23/2012	39	(2)
Mexican Peso	(27,771)	11/18/2011	(2,251)	258
Mexican Peso	(27,756)	11/18/2011	(2,251)	259
Mexican Peso	(32,538)	11/18/2011	(2,641)	306
Mexican Peso	98,545	11/18/2011	8,353	(1,280)
Mexican Peso	252,559	11/18/2011	21,401	(3,273)
Mexican Peso	(33,045)	11/18/2011	(2,681)	309
Mexican Peso	(32,922)	11/18/2011	(2,672)	309
Mexican Peso	(32,867)	11/18/2011	(2,672)	313
Mexican Peso	(33,002)	11/18/2011	(2,681)	312
Mexican Peso	44,277	11/18/2011	3,755	(577)
Mexican Peso	93,534	11/18/2011	7,933	(1,220)
Mexican Peso	107,888	11/18/2011	9,145	(1,402)
Mexican Peso	(32,993)	11/18/2011	(2,681)	313
Mexican Peso	62,641	11/18/2011	5,314	(818)
Mexican Peso	(32,513)	11/18/2011	(2,641)	307
Mexican Peso	(32,575)	11/18/2011	(2,641)	303
Mexican Peso	(10,074)	11/18/2011	(817)	94
Mexican Peso	(12,589)	11/18/2011	(1,071)	168
Norwegian Krone	61,121	10/07/2011	11,348	(940)
Pound Sterling	(30,785)	12/08/2011	(49,137)	1,164
Republic of Korea Won	14,000,000	11/14/2011	12,798	(913)
Republic of Korea Won	10,127,872	11/14/2011	9,256	(658)
Republic of Korea Won	3,124,988	11/14/2011	2,938	(285)
Singapore Dollar	(84)	12/09/2011	(69)	5
Taiwan Dollar	90,000	01/11/2012	3,144	(181)
Taiwan Dollar	74,352	01/11/2012	2,595	(147)
Taiwan Dollar	110,000	01/11/2012	3,831	(210)
Taiwan Dollar	110,000	01/11/2012	3,835	(213)
Taiwan Dollar	110,000	01/11/2012	3,834	(213)

				$14,423

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica PIMCO Total Return VP SCHEDULE OF INVESTMENTS (continued) At September 30, 2011 (unaudited)
NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $220,244.

*	Floating or variable rate note. Rate is listed as of 09/30/2011.

Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities aggregated to $67,039, or 2.22% of the fund’s net assets.

Ž	The security has a perpetual maturity. The date shown is the next call date.

Џ	In default.

‡	Non-income producing security.

§	Illiquid. At 09/30/2011, the market value of illiquid investment securities aggregated $2,863, or 0.09%, of the fund’s net assets, and illiquid derivatives aggregated to $7,394, or 0.24% of the fund’s net assets.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $3,745,843. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $86,456 and $87,278, respectively. Net unrealized depreciation for tax purposes is $822.

♦	Value is less than $1 or zero.

┌	Contract amounts are not in thousands.

g	A portion of these securities in the amount of $3,825 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

α	Securities with an aggregated market value of $1,214 and cash in the amount of $4 have been segregated as collateral with the broker for open swaps contracts and/or for swaptions.

□	Cash in the amount of $1,970 has been segregated as collateral with the custodian for open short TBA transactions.

π	Cash in the amount of $41,995 has been segregated as collateral with the custodian for open swap contracts and/or swaptions.

▫	Cash in the amount of $5,310 has been segregated as collateral with the custodian to cover open forward foreign currency contracts.

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the references entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2011, these securities aggregated $347,416, or 11.50%, of the fund’s net assets.
BP	Basis Point
BRC	Barclays Bank PLC
CBK	Citibank N.A.
CDI	Credit Default Index
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
DUB	Deutsche Bank AG
EURIBOR	Euro InterBank Offered Rate
FBF	Credit Suisse
FVA	Forward Volatility Agreement
GLM	Goldman Sachs Global Liquidity Management
GST	Goldman Sachs Trust
HUS	HSBC Bank USA
IRO	Interest Rate Option
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)
DEFINITIONS (all amounts in thousands) (continued):

MYC	Morgan Stanley Capital Services
RYL	Royal Bank of Scotland PLC
TBA	To Be Announced
UAG	UBS AG
CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	United States Dollar
VALUATION SUMMARY (all amounts in thousands): Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011

Asset-Backed Securities	$—	$80,128	$—	$80,128
Convertible Preferred Stocks	2,996	—	—	2,996
Corporate Debt Securities	—	624,679	—	624,679
Foreign Government Obligations	—	532,218	—	532,218
Loan Assignments	—	9,068	—	9,068
Mortgage-Backed Securities	—	192,603	—	192,603
Municipal Government Obligations	—	101,903	—	101,903
Preferred Corporate Debt Securities	—	35,633	—	35,633
Preferred Stocks	—	—	2,863	2,863
Repurchase Agreement	—	66,809	—	66,809
Securities Lending Collateral	224,727	—	—	224,727
Short-Term U.S. Government Obligations	—	110,880	—	110,880
U.S. Government Agency Obligations	—	1,368,794	50,188	1,418,982
U.S. Government Obligations	—	341,532	—	341,532

Total	$227,723	$3,464,247	$53,051	$3,745,021

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Securities Sold Short	Prices	Inputs	Inputs	09/30/2011

U.S. Government Agency Obligations	$—	$(29,219)	$—	$(29,219)

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Other Financial Instruments	Prices	Inputs	Inputs	09/30/2011

Written Swaptions	$—	$(1,685)	$—	$(1,685)

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Other Financial Instruments ₣	Prices	Inputs	Inputs	09/30/2011

Futures Contracts — Appreciation	$1,911	$—	$—	$1,911
Futures Contracts — Depreciation	(1,275)	—	—	(1,275)
Credit Default Swaps — Appreciation	—	10,210	—	10,210
Credit Default Swaps — Depreciation	—	(1,638)	—	(1,638)
Forward Contracts — Appreciation	—	29,603	—	29,603
Forward Contracts — Depreciation	—	(15,180)	—	(15,180)
Interest Rate Swaps — Appreciation	—	12,167	—	12,167
Interest Rate Swaps — Depreciation	—	(12)	—	(12)

Total	$636	$35,150	$—	$35,786

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)
VALUATION SUMMARY (all amounts in thousands) (continued): Э
Level 3 Rollforward — Investment Securities

										Net Change in
										Unrealized
										Appreciation/
						Net Change in				(Depreciation)
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers	Ending	on Investments
	Balance at			Discounts/	Realized	Appreaciation/	into Level	out of	Balance at	Held at
Securities	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation) ƒ	3	Level 3 j	09/30/2011	09/30/2011 ¦

Asset-Backed Securities	$13,454	$—	$(3,517)	$—	$—	$(69)	$—	$(9,868)	$—	$—
Mortgage-Backed Securities	236	—	—	—	—	(236)	—	—	—	—
Preferred Stocks	2,901	—	—	—	—	(38)	—	—	2,863	(38)
U.S. Government Agency Obligations	—	49,861	—	—	—	327	—	—	50,188	327

Total	$16,591	$49,861	$(3,517)	$—	$—	$(16)	$—	$(9,868)	$53,051	$289

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments including that are valued at unrealized appreciation (depreciation) on the instrument.

ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as Level 3 at period end.

φ	Transferred out of Level 3 because of availability of observable inputs.

The notes are an integral part of this report.
Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica ProFund UltraBear VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 63.8%
Capital Markets - 63.8%
SSC Government Money Market Fund	24,501,677	$24,502
SSgA Money Market Fund	24,501,677	24,501
SSgA Prime Money Market Fund	24,501,677	24,502
State Street Institutional Liquid Reserves Fund	24,501,677	24,501

Total Investment Companies (cost $98,006)		98,006

	Principal	Value

REPURCHASE AGREEMENT - 15.9%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011 to be, repurchased at $24,502 on 10/03/2011. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, with a total value of $24,992.	$24,502	24,502
Total Repurchase Agreement (cost $24,502)

Total Investment Securities (cost $122,508) #		122,508
Other Assets and Liabilities — Net		31,249

Net Assets		$153,757

FUTURES CONTRACTS: Y

				Net Unrealized
Description	Type	Contracts Г	Expiration Date	Appreciation

S&P 500 E-Mini Index	Short	(5,497)	12/16/2011	$13,050
NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $122,508.

Y	Cash in the amount of $18,337 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

Г	Contract amounts are not in thousands.
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011

Investment Companies	$98,006	$—	$—	$98,006
Repurchase Agreement	—	24,502	—	24,502

Total	$98,006	$24,502	$—	$122,508

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments Ғ	Prices	Inputs	Inputs	09/30/2011

Futures Contracts — Appreciation	$13,050	$—	$—	$13,050

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

Ғ	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP
(formerly, Transamerica Small/Mid Cap Value VP)

SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.4%
Aerospace & Defense - 1.3%
Curtiss-Wright Corp. ^	18,300	$528
Ducommun, Inc. ^	45,500	682
Triumph Group, Inc. ^	46,300	2,256
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. ‡	39,000	1,298
Auto Components - 1.6%
Lear Corp. ^	94,900	4,071
Automobiles - 0.8%
Harley-Davidson, Inc. ^	58,650	2,013
Beverages - 0.3%
Constellation Brands, Inc. — Class A ‡ ^	44,000	792
Building Products - 1.1%
AO Smith Corp.	25,500	817
Gibraltar Industries, Inc. ‡ ^	84,284	684
Owens Corning, Inc. ‡	58,250	1,263
Capital Markets - 3.1%
Duff & Phelps Corp. — Class A ^	55,500	592
Invesco, Ltd.	132,700	2,059
LPL Investment Holdings, Inc. ‡ ^	24,800	630
Piper Jaffray Cos. ‡ ^	26,000	466
Raymond James Financial, Inc. ^	114,000	2,960
Stifel Financial Corp. ‡ ^	26,750	710
Waddell & Reed Financial, Inc. — Class A ^	17,800	445
Chemicals - 2.0%
A. Schulman, Inc. ^	40,700	691
Agrium, Inc.	25,325	1,689
Ferro Corp. ‡ ^	60,400	371
Huntsman Corp.	159,500	1,543
PolyOne Corp. ^	75,000	803
Commercial Banks - 6.7%
City National Corp. ^	13,000	491
Fifth Third Bancorp	329,400	3,328
First Citizens BancShares, Inc. — Class A	14,407	2,068
First Community Bancshares, Inc. ^	62,004	632
Huntington Bancshares, Inc. ^	592,750	2,845
KeyCorp	483,800	2,869
Lakeland Bancorp, Inc. ^	25,302	198
Sandy Spring Bancorp, Inc. ^	54,600	799
Texas Capital Bancshares, Inc. ‡ ^	26,400	603
Trustco Bank Corp. ^	104,700	467
Umpqua Holdings Corp. ^	94,800	833
Washington Trust Bancorp, Inc. ^	29,678	587
Webster Financial Corp. ^	95,500	1,461
Commercial Services & Supplies - 0.3%
HNI Corp. ^	23,000	440
Steelcase, Inc. — Class A ^	70,000	442
Communications Equipment - 1.1%
Alcatel-Lucent ADR ‡ ^	624,450	1,767
Harmonic Lightwaves, Inc. ‡ ^	127,000	541
KVH Industries, Inc. ‡ ^	65,824	521
Computers & Peripherals - 1.1%
QLogic Corp. ‡	39,300	498
Western Digital Corp. ‡	90,300	2,323
Construction & Engineering - 1.2%
Chicago Bridge & Iron Co. NV — Class Y	4,900	140
EMCOR Group, Inc. ‡ ^	30,000	610
KBR, Inc.	101,050	2,388
Consumer Finance - 2.8%
Discover Financial Services	169,200	3,882
SLM Corp.	275,600	3,431
Diversified Consumer Services - 0.5%
Weight Watchers International, Inc. ^	23,725	1,382
Electric Utilities — 3.4%
FirstEnergy Corp. ^	94,400	4,240
MGE Energy, Inc. ^	20,900	850
PPL Corp.	128,700	3,673
Electrical Equipment - 1.1%
PowerSecure International, Inc. ‡ ^	160,000	756
Regal Beloit Corp. ^	13,300	604
Thomas & Betts Corp. ‡	15,700	627
Woodward, Inc. ^	29,800	816
Electronic Equipment & Instruments - 1.6%
Orbotech, Ltd. ‡	142,488	1,378
Park Electrochemical Corp. ^	31,000	662
Rofin-Sinar Technologies, Inc. ‡ ^	25,100	482
TTM Technologies, Inc. ‡ ^	56,633	539
Universal Display Corp. ‡ ^	9,900	475
Vishay Intertechnology, Inc. ‡ ^	60,600	507
Energy Equipment & Services - 2.0%
Dresser-Rand Group, Inc. ‡ ^	13,500	547
Oil States International, Inc. ‡ ^	46,525	2,369
Superior Energy Services, Inc. ‡	82,225	2,158
Food Products - 2.3%
Hain Celestial Group, Inc. ‡ ^	104,025	3,178
J&J Snack Foods Group ^	13,700	658
Smithfield Foods, Inc. ‡ ^	118,473	2,310
Gas Utilities - 1.1%
Energen Corp.	67,675	2,767
Health Care Equipment & Supplies - 1.3%
Align Technology, Inc. ‡ ^	29,400	446
Zimmer Holdings, Inc. ‡	53,300	2,852
Health Care Providers & Services - 5.0%
AMN Healthcare Services, Inc. ‡ ^	109,800	440
Cardinal Health, Inc.	76,525	3,204
CIGNA Corp.	49,375	2,071
Coventry Health Care, Inc. ‡ ^	50,000	1,441
Health Management Associates, Inc. — Class A ‡ ^	344,300	2,383
Health Net, Inc. ‡	103,575	2,456
Healthways, Inc. ‡	85,000	836
Health Care Technology - 0.4%
Omnicell, Inc. ‡ ^	80,000	1,102
Hotels, Restaurants & Leisure - 0.7%
PF Chang’s China Bistro, Inc. ^	7,700	210
Wendy’s Co. ^	180,000	826
Wyndham Worldwide Corp. ^	27,450	783
Household Durables - 0.6%
Harman International Industries, Inc.	20,600	588
MDC Holdings, Inc. ^	25,000	424
Ryland Group, Inc. ^	38,500	410
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP
(formerly, Transamerica Small/Mid Cap Value VP)

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Household Products - 0.3%
Spectrum Brands Holdings, Inc. ‡ ^	30,000	$709
Industrial Conglomerates - 0.3%
Carlisle Cos., Inc. ^	27,000	861
Insurance - 6.1%
Alleghany Corp.	3,931	1,134
Aspen Insurance Holdings, Ltd. ^	35,600	820
Hartford Financial Services Group, Inc. ^	46,650	753
Lincoln National Corp. ^	110,800	1,732
Marsh & McLennan Cos., Inc.	139,250	3,696
Selective Insurance Group, Inc. ^	127,058	1,658
United Fire & Casualty Co. ^	102,764	1,818
Validus Holdings, Ltd. ^	31,400	782
XL Group PLC — Class A	179,320	3,371
Internet Software & Services - 1.9%
IAC/InterActiveCorp ‡ ^	20,000	791
Valueclick, Inc. ‡ ^	152,825	2,378
Websense, Inc. ‡ ^	52,100	901
XO Group, Inc. ‡ ^	100,000	817
IT Services - 0.2%
VeriFone Holdings, Inc. ‡ ^	12,100	424
Leisure Equipment & Products - 0.5%
Arctic Cat, Inc. ‡ ^	50,200	728
Jakks Pacific, Inc. ^	8,600	163
Leapfrog Enterprises, Inc. — Class A ‡ ^	131,000	441
Machinery - 5.3%
Altra Holdings, Inc. ‡ ^	98,300	1,137
CIRCOR International, Inc. ^	28,600	840
Columbus McKinnon Corp. ‡ ^	69,000	756
Crane Co.	21,000	749
Eaton Corp. ^	54,600	1,938
Gardner Denver, Inc.	7,400	470
Harsco Corp. ^	7,400	143
Kennametal, Inc.	17,800	583
Mueller Industries, Inc. ^	37,400	1,443
NN, Inc. ‡ ^	76,200	385
Pentair, Inc. ^	62,275	1,994
Sauer-Danfoss, Inc. ‡	18,300	529
Timken Co.	61,800	2,029
Wabash National Corp. ‡ ^	59,300	283
Media - 0.5%
CBS Corp. — Class B	57,900	1,180
Metals & Mining - 0.9%
Alcoa, Inc. ^	111,575	1,068
Noranda Aluminum Holding Corp. ‡ ^	35,700	298
Reliance Steel & Aluminum Co.	15,200	517
Worthington Industries, Inc. ^	37,200	520
Multiline Retail - 1.8%
Macy’s, Inc.	174,500	4,593
Multi-Utilities - 3.2%
CMS Energy Corp. ^	157,450	3,116
NiSource, Inc. ^	140,000	2,993
NorthWestern Corp.	70,000	2,236
Oil, Gas & Consumable Fuels - 3.2%
Brigham Exploration Co. ‡	26,200	662
Carrizo Oil & Gas, Inc. ‡ ^	13,800	297
Denbury Resources, Inc. ‡ ^	195,675	2,250
McMoRan Exploration Co. ‡ ^	34,000	338
SM Energy Co.	15,000	910
Tesoro Corp. ‡ ^	33,300	648
W&T Offshore, Inc. ^	42,500	585
Western Refining, Inc. ‡ ^	214,200	2,669
Paper & Forest Products - 1.2%
Domtar Corp. ^	9,500	648
MeadWestvaco Corp.	63,850	1,567
P.H. Glatfelter Co. ^	65,000	859
Personal Products - 1.4%
Herbalife, Ltd.	40,675	2,180
Nu Skin Enterprises, Inc. — Class A ^	33,850	1,372
Pharmaceuticals - 0.5%
Impax Laboratories, Inc. ‡ ^	44,800	802
Nektar Therapeutics ‡ ^	101,645	493
Professional Services - 0.3%
On Assignment, Inc. ‡ ^	115,000	813
Real Estate Investment Trusts - 7.6%
Annaly Capital Management, Inc. ^	134,425	2,235
BioMed Realty Trust, Inc. ^	114,700	1,901
Brandywine Realty Trust ^	151,400	1,213
CBL & Associates Properties, Inc. ^	198,700	2,257
DiamondRock Hospitality Co. ^	190,000	1,328
Dupont Fabros Technology, Inc. ^	61,400	1,209
Equity One, Inc. ^	63,900	1,013
Excel Trust, Inc. ^	113,993	1,097
Home Properties, Inc. ^	61,375	3,484
National Retail Properties, Inc. ^	38,500	1,034
Piedmont Office Realty Trust, Inc. — Class A ^	37,000	598
Realty Income Corp. ^	14,400	464
Washington Real Estate Investment Trust ^	27,500	775
Weingarten Realty Investors ^	36,100	764
Road & Rail - 1.8%
Hertz Global Holdings, Inc. ‡ ^	211,675	1,884
Ryder System, Inc. ^	71,475	2,681
Semiconductors & Semiconductor Equipment - 2.7%
Applied Micro Circuits Corp. ‡ ^	97,000	521
Atmel Corp. ‡	261,400	2,109
Brooks Automation, Inc. ^	114,700	935
COHU, Inc. ^	44,900	444
Entegris, Inc. ‡ ^	130,000	829
MKS Instruments, Inc. ^	24,000	521
Omnivision Technologies, Inc. ‡	24,100	338
RF Micro Devices, Inc. ‡ ^	106,260	674
TriQuint Semiconductor, Inc. ‡ ^	150,712	757
Software - 2.3%
Cadence Design Systems, Inc. ‡ ^	128,900	1,191
Electronic Arts, Inc. ‡	44,675	914
Progress Software Corp. ‡ ^	45,800	804
Symantec Corp. ‡	191,500	3,121
Specialty Retail - 4.2%
American Eagle Outfitters, Inc. ^	71,000	832
Ann, Inc. ‡ ^	62,405	1,425
Finish Line, Inc. — Class A ^	118,100	2,361
Foot Locker, Inc.	96,275	1,934
Pier 1 Imports, Inc. ‡ ^	179,300	1,754
Signet Jewelers, Ltd. ‡	83,600	2,826
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP
(formerly, Transamerica Small/Mid Cap Value VP)

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Textiles, Apparel & Luxury Goods - 2.8%
Columbia Sportswear Co. ^	14,600	$677
G-III Apparel Group, Ltd. ‡ ^	27,900	638
K-Swiss, Inc. — Class A ‡ ^	80,000	340
Oxford Industries, Inc. ^	33,000	1,132
PVH Corp. ^	57,025	3,321
Steven Madden, Ltd. ‡ ^	36,000	1,084
Thrifts & Mortgage Finance - 3.8%
Berkshire Hills Bancorp, Inc. ^	60,887	1,125
Brookline Bancorp, Inc. ^	92,000	709
Dime Community Bancshares, Inc. ^	48,000	486
First Niagara Financial Group, Inc.	335,200	3,067
Northwest Bancshares, Inc. ^	67,034	798
Oritani Financial Corp. ^	21,300	274
Provident Financial Services, Inc. ^	67,900	730
Provident New York Bancorp ^	122,000	710
United Financial Bancorp, Inc. ^	43,721	599
Washington Federal, Inc. ^	105,000	1,338
Tobacco - 0.3%
Lorillard, Inc.	5,975	661
Water Utilities - 1.4%
American Water Works Co., Inc.	116,100	3,504

Total Common Stocks (cost $322,459)		253,267

	Shares	Value

SECURITIES LENDING COLLATERAL - 25.7%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.19% ▲	66,055,325	$66,055
Total Securities Lending Collateral (cost $66,055)

	Principal	Value

REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $2,830 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, with a value of $2,888.	$2,830	2,830
Total Repurchase Agreement (cost $2,830)

Total Investment Securities (cost $391,344) #		322,152
Other Assets and Liabilities — Net		(64,920)

Net Assets		$257,232

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $63,940.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $391,344. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,158 and $73,350, respectively. Net unrealized depreciation for tax purposes is $69,192.
DEFINITION:
ADR       American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011

Common Stocks	$246,609	$6,658	$—	$253,267
Repurchase Agreement	—	2,830	—	2,830
Securities Lending Collateral	66,055	—	—	66,055

Total	$312,664	$9,488	$—	$322,152

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica T. Rowe Price Small Cap VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 99.2%
Aerospace & Defense - 2.6%
Esterline Technologies Corp. ‡	14,900	$772
GenCorp, Inc. ‡ ^	30,300	136
HEICO Corp. — Class A	25,556	860
Hexcel Corp. ‡ ^	31,000	687
Transdigm Group, Inc. ‡ ^	20,500	1,675
Triumph Group, Inc. ^	9,000	439
Air Freight & Logistics - 0.5%
Hub Group, Inc. — Class A ‡ ^	13,600	384
UTI Worldwide, Inc. ^	36,800	480
Airlines - 0.1%
Allegiant Travel Co. — Class A ‡ ^	2,500	118
Auto Components - 1.0%
Dana Holding Corp. ‡ ^	46,000	483
Gentex Corp. ^	17,300	416
Tenneco, Inc. ‡	25,300	648
TRW Automotive Holdings Corp. ‡	6,500	213
Beverages - 0.6%
Boston Beer Co., Inc. — Class A ‡ ^	14,600	1,061
Biotechnology - 7.0%
Acorda Therapeutics, Inc. ‡ ^	13,800	275
Alexion Pharmaceuticals, Inc. ‡	20,200	1,295
Alkermes PLC ‡ ^	31,200	476
Alnylam Pharmaceuticals, Inc. ‡ ^	6,700	44
Arqule, Inc. ‡ ^	18,200	92
BioMarin Pharmaceutical, Inc. ‡ ^	31,500	1,004
Cepheid, Inc. ‡ ^	29,600	1,149
Cubist Pharmaceuticals, Inc. ‡ ^	22,400	791
Human Genome Sciences, Inc. ‡ ^	27,800	353
Idenix Pharmaceuticals, Inc. ‡ ^	26,900	134
Incyte Corp., Ltd. ‡ ^	65,300	912
InterMune, Inc. ‡ ^	20,000	404
Lexicon Pharmaceuticals, Inc. ‡ ^	30,200	28
Momenta Pharmaceuticals, Inc. ‡ ^	12,000	138
NPS Pharmaceuticals, Inc. ‡ ^	14,000	91
Onyx Pharmaceuticals, Inc. ‡	18,600	558
Pharmasset, Inc. ‡ ^	20,100	1,657
Regeneron Pharmaceuticals, Inc. ‡ ^	21,600	1,258
Rigel Pharmaceuticals, Inc. ‡ ^	13,700	101
Savient Pharmaceuticals, Inc. ‡ ^	16,700	68
Seattle Genetics, Inc. ‡ ^	23,400	446
Senomyx, Inc. ‡ ^	14,900	52
Theravance, Inc. ‡ ^	20,000	403
United Therapeutics Corp. ‡ ^	17,400	652
Capital Markets - 0.9%
Affiliated Managers Group, Inc. ‡ ^	7,100	555
Cohen & Steers, Inc. ^	3,700	106
E*Trade Financial Corp. ‡ ^	58,160	530
Stifel Financial Corp. ‡ ^	16,349	434
Chemicals - 2.6%
Intrepid Potash, Inc. ‡ ^	14,200	353
Koppers Holdings, Inc.	9,300	238
Newmarket Corp. ^	3,800	577
Rockwood Holdings, Inc. ‡	32,100	1,082
Solutia, Inc. ‡	47,800	614
Stepan Co. ^	8,900	598
WR Grace & Co. ‡	31,900	1,062
Commercial Banks - 1.2%
Signature Bank ‡ ^	18,500	883
SVB Financial Group ‡ ^	14,600	540
Texas Capital Bancshares, Inc. ‡ ^	21,700	496
Commercial Services & Supplies - 2.7%
ACCO Brands Corp. ‡ ^	23,700	113
Brink’s Co.	8,400	196
Cenveo, Inc. ‡ ^	30,100	91
Clean Harbors, Inc. ‡	40,500	2,077
Rollins, Inc. ^	28,350	530
Team, Inc. ‡ ^	12,000	252
US Ecology, Inc. ^	11,000	170
Waste Connections, Inc. ^	39,887	1,349
Communications Equipment - 2.6%
Acme Packet, Inc. ‡ ^	9,900	422
Adtran, Inc. ^	17,300	458
Arris Group, Inc. ‡	7,000	72
Aruba Networks, Inc. ‡ ^	35,900	751
DG FastChannel, Inc. ‡ ^	32,400	549
JDS Uniphase Corp. ‡	64,800	646
Plantronics, Inc. ^	23,900	680
Polycom, Inc. ‡ ^	43,424	797
Riverbed Technology, Inc. ‡ ^	11,700	234
Computers & Peripherals - 0.3%
Synaptics, Inc. ‡ ^	21,000	502
Construction & Engineering - 0.2%
MYR Group, Inc. ‡ ^	17,100	302
Consumer Finance - 0.8%
Cardtronics, Inc. ‡	32,900	754
World Acceptance Corp. ‡	12,900	722
Containers & Packaging - 0.4%
Rock-Tenn Co. — Class A	15,100	735
Distributors - 0.4%
LKQ Corp. ‡	11,100	268
MWI Veterinary Supply, Inc. ‡ ^	5,400	372
Diversified Consumer Services - 1.6%
American Public Education, Inc. ‡ ^	25,900	880
Matthews International Corp. — Class A ^	3,400	105
Sotheby’s ^	21,500	593
Steiner Leisure, Ltd. ‡	11,500	469
Weight Watchers International, Inc. ^	14,000	815
Diversified Financial Services - 1.0%
MSCI, Inc. — Class A ‡ ^	16,588	503
NewStar Financial, Inc. ‡ ^	50,400	471
Portfolio Recovery Associates, Inc. ‡ ^	12,200	759
Diversified Telecommunication Services - 0.6%
Premiere Global Services, Inc. ‡ ^	22,900	147
TW Telecom, Inc. — Class A ‡ ^	61,300	1,012
Electrical Equipment - 1.9%
Acuity Brands, Inc. ^	24,000	866
General Cable Corp. ‡ ^	8,800	205
II-VI, Inc. ‡ ^	39,100	684
Thomas & Betts Corp. ‡	21,600	862
Woodward, Inc. ^	24,600	674
Electronic Equipment & Instruments - 1.5%
Anixter International, Inc. ^	17,300	821
Coherent, Inc. ‡ ^	13,700	589
Cyberoptics Corp. ‡	26,200	207
Dolby Laboratories, Inc. — Class A ‡	3,500	96
Itron, Inc. ‡ ^	9,700	286
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica T. Rowe Price Small Cap VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Electronic Equipment & Instruments (continued)
Power-One, Inc. ‡	44,900	$202
Rofin-Sinar Technologies, Inc. ‡ ^	11,300	217
Trimble Navigation, Ltd. ‡ ^	5,100	171
Energy Equipment & Services - 3.4%
Atwood Oceanics, Inc. ‡	14,300	491
Complete Production Services, Inc. ‡	24,200	456
Core Laboratories NV ^	10,300	926
Dawson Geophysical Co. ‡ ^	3,400	80
Dril-Quip, Inc. ‡	9,200	496
Gulf Island Fabrication, Inc. ^	11,800	244
Ion Geophysical Corp. ‡ ^	36,200	171
Lufkin Industries, Inc. ^	9,100	484
Oceaneering International, Inc.	16,100	569
Oil States International, Inc. ‡ ^	14,500	738
Superior Energy Services, Inc. ‡	28,800	757
Tesco Corp. ‡ ^	23,400	271
TETRA Technologies, Inc. ‡ ^	22,600	174
Unit Corp. ‡	7,500	277
Food Products - 1.1%
J&J Snack Foods Group ^	16,500	793
TreeHouse Foods, Inc. ‡ ^	20,200	1,249
Health Care Equipment & Supplies - 3.3%
Arthrocare Corp. ‡ ^	22,300	642
Edwards Lifesciences Corp. ‡	3,300	235
HeartWare International, Inc. ‡ ^	5,800	374
IDEXX Laboratories, Inc. ‡ ^	12,100	835
Integra LifeSciences Holdings Corp. ‡ ^	9,300	333
Masimo Corp. ^	13,600	294
Meridian Bioscience, Inc. ^	17,850	281
Orthofix International NV ‡ ^	17,600	607
Sirona Dental Systems, Inc. ‡ ^	25,500	1,081
Thoratec Corp. ‡ ^	19,100	623
Volcano Corp. ‡ ^	18,300	542
Health Care Providers & Services - 4.2%
Alliance Healthcare Services, Inc. ‡ ^	23,100	26
Amedisys, Inc. ‡ ^	10,066	149
Catalyst Health Solutions, Inc. ‡ ^	17,500	1,010
Centene Corp. ‡ ^	21,500	616
Chemed Corp. ^	8,900	489
Corvel Corp. ‡ ^	12,900	548
Gentiva Health Services, Inc. ‡	16,000	88
Healthsouth Corp. ‡ ^	28,500	426
Healthspring, Inc. ‡	23,400	853
HMS Holdings Corp. ‡ ^	44,200	1,079
Mednax, Inc. ‡ ^	7,300	457
PharMerica Corp. ‡ ^	9,900	141
PSS World Medical, Inc. ‡ ^	22,500	443
Team Health Holdings, Inc. ‡ ^	25,900	425
Tenet Healthcare Corp. ‡	130,200	538
VCA Antech, Inc. ‡	8,300	133
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. ‡ ^	34,020	613
Hotels, Restaurants & Leisure - 2.2%
CEC Entertainment, Inc. ^	6,900	196
Cheesecake Factory, Inc. ‡ ^	19,900	491
Choice Hotels International, Inc. ^	9,300	276
Denny’s Corp. ‡ ^	99,800	332
National CineMedia, Inc. ^	9,700	141
Panera Bread Co. — Class A ‡ ^	17,800	1,850
PF Chang’s China Bistro, Inc. ^	5,600	153
Red Robin Gourmet Burgers, Inc. ‡ ^	5,700	137
WMS Industries, Inc. ‡ ^	19,650	346
Household Durables - 0.8%
Tempur-Pedic International, Inc. ‡	27,300	1,436
Household Products - 0.2%
Church & Dwight Co., Inc. ^	6,500	287
Insurance - 0.5%
Amtrust Financial Services, Inc. ^	19,000	423
HCC Insurance Holdings, Inc. ^	8,900	241
StanCorp Financial Group, Inc. ^	7,000	193
Internet & Catalog Retail - 1.0%
HSN, Inc. ‡ ^	28,900	958
Shutterfly, Inc. ‡ ^	21,500	885
Internet Software & Services - 2.0%
Ancestry.com, Inc. ‡ ^	9,400	221
AsiaInfo Holdings, Inc. ‡ ^	12,800	94
J2 Global Communications, Inc. ^	21,200	570
Mercadolibre, Inc. ^	12,000	646
Perficient, Inc. ‡ ^	23,500	172
RealNetworks, Inc. ^	16,150	136
SINA Corp. ‡ ^	2,500	179
Sohu.com, Inc. ‡ ^	8,700	419
Valueclick, Inc. ‡ ^	29,900	465
WebMD Health Corp. — Class A ‡	18,800	567
IT Services - 3.5%
CACI International, Inc. — Class A ‡ ^	1,800	90
Gartner, Inc. ‡	49,100	1,712
Genpact, Ltd. ‡ ^	6,900	99
Global Payments, Inc.	8,220	332
Heartland Payment Systems, Inc. ^	30,520	602
MAXIMUS, Inc.	35,300	1,232
NCI, Inc. — Class A ‡ ^	21,700	259
Teletech Holdings, Inc. ‡ ^	20,400	311
TNS, Inc. ‡ ^	10,100	190
Unisys Corp. ‡	8,490	133
VeriFone Holdings, Inc. ‡ ^	19,000	665
Wright Express Corp. ‡	15,800	601
Leisure Equipment & Products - 1.4%
Brunswick Corp. ^	33,600	472
Polaris Industries, Inc. ^	31,200	1,558
Pool Corp. ^	17,900	469
Life Sciences Tools & Services - 1.6%
AMAG Pharmaceuticals, Inc. ‡	4,900	72
Bio-Rad Laboratories, Inc. — Class A ‡	5,700	517
Bruker Corp. ‡ ^	46,400	629
Exelixis, Inc. ‡ ^	86,900	474
Illumina, Inc. ‡ ^	7,400	303
Mettler-Toledo International, Inc. ‡ ^	3,200	448
Parexel International Corp. ‡ ^	17,600	333
Machinery - 6.1%
3D Systems Corp. ‡ ^	22,000	308
Actuant Corp. — Class A ^	34,800	687
Chart Industries, Inc. ‡	10,500	443
Gardner Denver, Inc. ^	27,300	1,734
Graco, Inc. ^	21,300	727
IDEX Corp.	26,500	826
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica T. Rowe Price Small Cap VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Machinery (continued)
John Bean Technologies Corp. ^	11,100	$158
Meritor, Inc. ‡ ^	38,500	272
Middleby Corp. ‡ ^	12,500	881
Nacco Industries, Inc. — Class A ^	4,400	279
Nordson Corp. ^	30,200	1,200
Robbins & Myers, Inc.	15,600	541
Toro Co. ^	19,300	951
Valmont Industries, Inc. ^	12,700	990
Wabtec Corp.	19,000	1,005
Marine - 0.7%
Kirby Corp. ‡	24,100	1,269
Media - 1.4%
CTC Media, Inc.	18,200	162
John Wiley & Sons, Inc. — Class A	15,100	671
Knology, Inc. ‡ ^	13,100	170
Liberty Media Corp. — Liberty Capital ‡	5,900	390
Madison Square Garden, Inc. ‡ ^	37,100	845
Sirius XM Radio, Inc. ‡ ^	133,600	202
Metals & Mining - 1.5%
Allied Nevada Gold Corp. ‡ ^	26,800	960
Carpenter Technology Corp. ^	6,300	283
Compass Minerals International, Inc. ^	6,700	447
Royal Gold, Inc.	8,100	519
Stillwater Mining Co. ‡ ^	48,100	409
Multiline Retail - 0.5%
Big Lots, Inc. ‡ ^	23,000	801
Oil, Gas & Consumable Fuels - 3.5%
Bill Barrett Corp. ‡ ^	13,500	489
Clayton Williams Energy, Inc. ‡ ^	17,200	736
Contango Oil & Gas Co. ‡ ^	17,300	947
Gran Tierra Energy, Inc. ‡ ^	63,360	302
Northern Oil and Gas Inc. ‡ ^	41,200	799
Oasis Petroleum, Inc. ‡ ^	26,600	594
Patriot Coal Corp. ‡ ^	33,600	284
Rosetta Resources, Inc. ‡ ^	19,000	650
SM Energy Co.	21,800	1,323
Paper & Forest Products - 0.4%
Clearwater Paper Corp. ‡ ^	10,000	340
KapStone Paper and Packaging Corp. ‡ ^	27,700	385
Personal Products - 0.6%
Herbalife, Ltd.	18,800	1,008
Pharmaceuticals - 1.8%
Akorn, Inc. ‡ ^	53,100	415
Auxilium Pharmaceuticals, Inc. ‡	14,300	214
Avanir Pharmaceuticals, Inc. — Class A ‡ ^	59,800	171
Cadence Pharmaceuticals, Inc. ‡ ^	10,600	69
Map Pharmaceuticals, Inc. ‡ ^	8,600	126
Medicines Co. ‡ ^	30,800	458
Nektar Therapeutics ‡ ^	24,400	118
Par Pharmaceutical Cos., Inc. ‡ ^	16,600	442
Salix Pharmaceuticals, Ltd. ‡ ^	18,600	551
ViroPharma, Inc. ‡ ^	31,400	567
Xenoport, Inc. ‡	8,600	51
Professional Services - 1.2%
Advisory Board Co. ‡ ^	13,300	858
Huron Consulting Group, Inc. ‡ ^	23,400	728
IHS, Inc. — Class A ‡	2,600	195
Korn/Ferry International ‡	13,100	160
Towers Watson & Co. — Class A	3,900	233
Real Estate Investment Trusts - 0.8%
Dupont Fabros Technology, Inc. ^	15,800	311
Sabra Healthcare REIT, Inc. ^	5,766	55
Strategic Hotels & Resorts, Inc. ‡	62,600	270
Taubman Centers, Inc. ^	17,000	855
Real Estate Management & Development - 0.8%
Altisource Portfolio Solutions SA ‡	12,800	453
Forest City Enterprises, Inc. — Class A ‡ ^	44,600	475
Jones Lang Lasalle, Inc.	8,100	420
Road & Rail - 1.5%
Avis Budget Group, Inc. ‡ ^	30,000	290
Landstar System, Inc.	18,100	716
Old Dominion Freight Line, Inc. ‡	30,699	889
RailAmerica, Inc. ‡ ^	57,400	748
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Energy Industries, Inc. ‡ ^	11,400	98
Amkor Technology, Inc. ‡ ^	74,000	323
Atmel Corp. ‡ ^	58,100	469
Cabot Microelectronics Corp. ‡ ^	7,000	241
Cavium, Inc. ‡ ^	16,900	456
Cymer, Inc. ‡ ^	10,600	394
Cypress Semiconductor Corp. ^	51,200	767
Diodes, Inc. ‡ ^	29,900	536
Hittite Microwave Corp. ‡ ^	10,400	506
Micrel, Inc. ^	32,000	303
Microsemi Corp. ‡	27,500	439
PMC-Sierra, Inc. ‡ ^	29,900	179
Semtech Corp. ‡ ^	20,700	437
Silicon Laboratories, Inc. ‡ ^	17,200	576
TriQuint Semiconductor, Inc. ‡	60,700	305
Veeco Instruments, Inc. ‡ ^	14,100	344
Software - 10.6%
Actuate Corp. ‡	21,900	121
Advent Software, Inc. ‡ ^	24,600	513
ANSYS, Inc. ‡ ^	7,289	357
Ariba, Inc. ‡ ^	33,700	934
Blackboard, Inc. ‡ ^	21,500	960
Commvault Systems, Inc. ‡ ^	26,400	978
Concur Technologies, Inc. ‡ ^	19,600	730
Ebix, Inc. ‡ ^	26,900	395
FactSet Research Systems, Inc. ^	9,750	867
Fortinet, Inc. ‡ ^	56,400	948
Informatica Corp. ‡	40,400	1,653
Jack Henry & Associates, Inc. ^	9,300	270
Kenexa Corp. ‡	24,700	386
Micros Systems, Inc. ‡	34,100	1,497
Monotype Imaging Holdings, Inc. ‡ ^	25,000	303
Netscout Systems, Inc. ‡	34,500	394
OPNET Technologies, Inc. ^	26,300	918
Parametric Technology Corp. ‡	31,700	488
Progress Software Corp. ‡ ^	14,650	257
Quest Software, Inc. ‡ ^	26,800	426
RealD, Inc. ‡ ^	10,600	99
Rovi Corp. ‡ ^	21,000	903
Solera Holdings, Inc.	25,200	1,273
Taleo Corp. — Class A ‡ ^	17,600	453
TIBCO Software, Inc. ‡ ^	70,900	1,587
Ultimate Software Group, Inc. ‡ ^	25,600	1,196
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica T. Rowe Price Small Cap VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Specialty Retail - 4.6%
Aaron’s, Inc. ^	31,650	$799
Aeropostale, Inc. ‡ ^	18,525	200
Ascena Retail Group, Inc. ‡ ^	33,500	907
Children’s Place Retail Stores, Inc. ‡ ^	8,000	372
Guess?, Inc. ^	11,400	325
Hibbett Sports, Inc. ‡ ^	12,100	410
JOS A. Bank Clothiers, Inc. ‡ ^	18,100	844
Monro Muffler Brake, Inc. ^	42,550	1,403
Sally Beauty Holdings, Inc. ‡ ^	83,900	1,393
Tractor Supply Co. ^	22,600	1,415
Textiles, Apparel & Luxury Goods - 2.6%
Deckers Outdoor Corp. ‡ ^	16,500	1,539
Fossil, Inc. ‡ ^	11,812	957
Hanesbrands, Inc. ‡ ^	11,000	275
Iconix Brand Group, Inc. ‡ ^	33,400	528
PVH Corp. ^	12,600	734
Warnaco Group, Inc. ‡ ^	14,000	645
Thrifts & Mortgage Finance - 0.0% ∞
MGIC Investment Corp. ‡ ^	23,500	44
Radian Group, Inc. ^	15,700	34
Trading Companies & Distributors - 0.7%
Beacon Roofing Supply, Inc. ‡ ^	26,100	417
RSC Holdings, Inc. ‡ ^	47,200	337
United Rentals, Inc. ‡ ^	27,500	463
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. — Class A ‡ ^	14,000	483

Total Common Stocks (cost $173,108)		175,497

	Shares	Value

SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.19% ▲	45,298,198	$45,298
Total Securities Lending Collateral (cost $45,298)

	Principal	Value

REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $1,566 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, with a value of $1,600.	$1,566	1,566
Total Repurchase Agreement (cost $1,566)

Total Investment Securities (cost $219,972) #		222,361
Other Assets and Liabilities — Net		(45,437)

Net Assets		$176,924

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $44,131.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $219,972. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $26,868 and $24,479, respectively. Net unrealized appreciation for tax purposes is $2,389.
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011

Common Stocks	$173,643	$1,854	$—	$175,497
Repurchase Agreement	—	1,566	—	1,566
Securities Lending Collateral	45,298	—	—	45,298

Total	$218,941	$3,420	$—	$222,361

Э	See the Notes to Schedules of Investments for more information regarding pricing inputs and valuation techniques.
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Third Avenue Value VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 89.5%
Austria - 0.6%
Andritz AG	10,000	$814
Bermuda - 1.4%
Nabors Industries, Ltd. ‡	156,135	1,914
Canada -16.7%
Brookfield Asset Management, Inc. — Class A	310,376	8,551
Canfor Corp. ‡	263,377	2,629
Cenovus Energy, Inc.	149,000	4,575
EnCana Corp. ^	179,000	3,439
Viterra, Inc.	411,100	4,045
France - 0.9%
Sanofi	18,050	1,187
Germany - 1.8%
Lanxess AG	53,681	2,575
Guernsey, Channel Islands - 1.6%
Resolution, Ltd.	581,286	2,227
Hong Kong -15.2%
Cheung Kong Holdings, Ltd.	604,847	6,577
Henderson Land Development Co., Ltd.	1,434,478	6,449
Hutchison Whampoa, Ltd.	853,912	6,319
Wharf Holdings, Ltd.	147,478	729
Wheelock & Co., Ltd.	398,000	1,178
Japan -12.0%
Mitsui Fudosan Co., Ltd.	262,538	4,147
Tokio Marine Holdings, Inc. ^	201,950	5,118
Toyota Industries Corp. ^	255,193	7,443
Korea, Republic of - 4.7%
POSCO ADR	86,839	6,601
Sweden - 4.9%
Investor AB — Class A	397,854	6,834
Switzerland -1.6%
Pargesa Holding SA (Bearer Shares)	33,000	2,257
United States -28.1%
Alamo Group, Inc. ^	16,293	339
Alexander & Baldwin, Inc. ^	18,233	666
Applied Materials, Inc. ^	228,039	2,360
AVX Corp. ^	376,695	4,471
Bank of New York Mellon Corp. ^	301,559	5,607
Bristow Group, Inc. ^	69,649	2,955
Capital Southwest Corp.	6,895	510
Cross Country Healthcare, Inc. ‡ ^	55,794	233
Electronics for Imaging, Inc. ‡ ^	84,921	1,144
Forest City Enterprises, Inc. — Class A ‡ ^	321,423	3,426
Intel Corp. ^	194,039	4,140
Investment Technology Group, Inc. ‡ ^	182,889	1,790
KeyCorp	140,000	830
Leucadia National Corp. ^	38,000	862
Lexmark International, Inc. — Class A ‡ ^	14,292	386
Lowe’s Cos., Inc.	27,000	522
Pharmaceutical Product Development, Inc. ^	115,000	2,951
Sycamore Networks, Inc. ^	21,484	388
Tejon Ranch Co. ‡ ^	68,444	1,634
Tellabs, Inc. ^	466,171	2,000
Westwood Holdings Group, Inc. ^	55,707	1,925

Total Common Stocks (cost $122,805)		124,747

SECURITIES LENDING COLLATERAL - 18.9%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.19% ▲	26,422,835	26,423
Total Securities Lending Collateral (cost $26,423)

	Principal	Value

REPURCHASE AGREEMENT - 10.0%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $13,968 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, with a value of $14,248.	$13,968	$13,968
Total Repurchase Agreement (cost $13,968)

Total Investment Securities (cost $163,196) #		165,138
Other Assets and Liabilities — Net		(25,644)

Net Assets		$139,494

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica Third Avenue Value VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY :	Total Investments	Value

Real Estate Management & Development	19.8%	$32,691
Diversified Financial Services	6.0	9,953
Capital Markets	6.0	9,832
Oil, Gas & Consumable Fuels	4.9	8,014
Auto Components	4.5	7,443
Insurance	4.5	7,345
Metals & Mining	4.0	6,601
Semiconductors & Semiconductor Equipment	3.9	6,500
Industrial Conglomerates	3.8	6,319
Energy Equipment & Services	3.0	4,869
Electronic Equipment & Instruments	2.7	4,471
Food Products	2.4	4,045
Life Sciences Tools & Services	1.8	2,951
Paper & Forest Products	1.6	2,629
Chemicals	1.6	2,575
Communications Equipment	1.4	2,388
Computers & Peripherals	0.9	1,530
Pharmaceuticals	0.7	1,187
Machinery	0.7	1,153
Commercial Banks	0.5	830
Marine	0.4	666
Specialty Retail	0.3	522
Health Care Providers & Services	0.1	233

Investment Securities, at Value	75.5	124,747
Short-Term Investments	24.5	40,391

Total Investments	100.0%	$165,138

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $25,505.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $163,196. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $22,246 and $20,304, respectively. Net unrealized appreciation for tax purposes is $1,942.
DEFINITION:
ADR          American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011

Common Stocks	$64,292	$60,455	$—	$124,747
Repurchase Agreement	—	13,968	—	13,968
Securities Lending Collateral	26,423	—	—	26,423

Total	$90,715	$74,423	$—	$165,138

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica WMC Diversified Equity VP
(formerly, Transamerica Diversified Equity VP)
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.1%
Aerospace & Defense - 2.1%
Boeing Co.	89,450	$5,412
Honeywell International, Inc.	111,561	4,899
Biotechnology - 1.5%
Amgen, Inc.	138,939	7,635
Chemicals - 0.4%
Sherwin-Williams Co. ^	29,299	2,178
Communications Equipment - 6.9%
Cisco Systems, Inc.	1,434,638	22,222
Emulex Corp. ‡	329,335	2,108
F5 Networks, Inc. ‡	13,810	981
QUALCOMM, Inc.	131,690	6,404
Riverbed Technology, Inc. ‡	115,722	2,310
Computers & Peripherals - 13.2%
Apple, Inc. ‡	90,183	34,376
Dell, Inc. ‡	324,714	4,595
EMC Corp. ‡	715,196	15,012
NetApp, Inc. ‡	151,935	5,157
QLogic Corp. ‡	481,895	6,110
Consumer Finance - 0.9%
American Express Co.	98,037	4,402
Diversified Consumer Services - 1.5%
Apollo Group, Inc. — Class A ‡ ^	188,273	7,457
Energy Equipment & Services - 4.0%
Baker Hughes, Inc.	64,241	2,965
Cameron International Corp. ‡	91,853	3,816
Core Laboratories NV	34,663	3,114
Diamond Offshore Drilling, Inc. ^	99,506	5,447
Oceaneering International, Inc.	120,738	4,267
Health Care Equipment & Supplies - 2.4%
Edwards Lifesciences Corp. ‡	20,271	1,445
Hologic, Inc. ‡	256,802	3,906
Intuitive Surgical, Inc. ‡	17,796	6,483
Health Care Providers & Services - 4.3%
AmerisourceBergen Corp. — Class A	97,521	3,635
Cardinal Health, Inc.	106,792	4,472
Laboratory Corp. of America Holdings ‡	35,677	2,820
UnitedHealth Group, Inc.	210,849	9,724
Hotels, Restaurants & Leisure - 1.1%
Ctrip.com International, Ltd. ADR ‡ ^	29,117	936
Starbucks Corp.	119,306	4,449
Industrial Conglomerates - 1.8%
General Electric Co.	406,129	6,190
Tyco International, Ltd.	63,050	2,569
Internet & Catalog Retail - 2.1%
Amazon.com, Inc. ‡	25,413	5,495
priceline.com, Inc. ‡	11,359	5,105
Internet Software & Services - 4.9%
eBay, Inc. ‡	282,220	8,323
Google, Inc. — Class A ‡	13,162	6,770
IAC/lnterActiveCorp ‡ ^	195,401	7,728
Sohu.com, Inc. ‡ ^	27,013	1,302
IT Services - 6.0%
Cognizant Technology Solutions Corp. - Class A ‡	49,079	3,077
International Business Machines Corp.	151,278	26,478
Life Sciences Tools & Services - 2.7%
Bruker Corp. ‡ ^	257,982	3,490
Life Technologies Corp. ‡	34,991	$1,345
Waters Corp. ‡	114,696	8,659
Machinery -5.1%
Caterpillar, Inc.	119,424	8,818
Cummins, Inc.	37,200	3,038
Dover Corp.	60,221	2,806
Joy Global, Inc.	68,619	4,280
Parker Hannifin Corp.	104,413	6,592
Media - 3.4%
DIRECTV — Class A ‡	75,462	3,188
News Corp. — Class A	280,756	4,343
Omnicom Group, Inc.	175,116	6,452
Sirius XM Radio, Inc. ‡ ^	1,785,494	2,696
Metals & Mining - 2.4%
Cliffs Natural Resources, Inc.	46,100	2,359
Freeport-McMoRan Copper & Gold, Inc.	87,095	2,652
Rio Tinto PLC ADR	36,595	1,613
Teck Resources, Ltd. — Class B	90,308	2,636
Walter Energy, Inc.	35,712	2,143
Oil, Gas & Consumable Fuels - 6.2%
Anadarko Petroleum Corp.	52,558	3,314
BP PLC ADR^	25,851	932
Canadian Natural Resources, Ltd.	125,389	3,670
Exxon Mobil Corp.	141,870	10,304
Occidental Petroleum Corp.	83,679	5,983
Sandridge Energy, Inc. ‡^	153,417	853
Valero Energy Corp.	332,034	5,904
Pharmaceuticals - 0.5%
Abbott Laboratories	49,790	2,546
Semiconductors & Semiconductor Equipment - 5.8%
Altera Corp. ^	449,470	14,172
Analog Devices, Inc.	164,229	5,132
Intersil Corp. — Class A	361,681	3,722
Xilinx, Inc. ^	207,396	5,691
Software -12.1%
Adobe Systems, Inc. ‡	142,750	3,450
Autodesk, Inc. ‡	121,076	3,363
BMC Software, Inc. ‡	99,872	3,851
Check Point Software Technologies, Ltd. ‡	94,433	4,982
Citrix Systems, Inc. ‡	62,806	3,425
Microsoft Corp.	820,744	20,429
Oracle Corp.	593,748	17,065
Red Hat, Inc. ‡	73,438	3,103
Specialty Retail - 3.4%
Bed Bath & Beyond, Inc. ‡	46,618	2,672
Buckle, Inc. ^	75,188	2,892
PetSmart, Inc.	28,754	1,226
Ross Stores, Inc.	64,482	5,074
TJX Cos., Inc.	84,908	4,710
Textiles, Apparel & Luxury Goods - 2.7%
Coach, Inc.	72,073	3,736
Deckers Outdoor Corp. ‡^	31,065	2,897
Fossil, Inc. ‡	15,739	1,276
Lululemon Athletica, Inc. ‡	36,216	1,762
Ralph Lauren Corp. — Class A	27,457	3,561
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC ADR	138,282	3,547

Total Common Stocks (cost $546,594)		484,128

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica WMC Diversified Equity VP
(formerly, Transamerica Diversified Equity VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

SECURITIES LENDING COLLATERAL - 3.7%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.19% ▲	18,247,481	$18,247
Total Securities Lending Collateral (cost $18, 247)

	Principal	Value

REPURCHASE AGREEMENT — 0.8%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $3,775 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, with a value of $3,850.	$3,775	3,775
Total Repurchase Agreement (cost $3,775)

Total Investment Securities (cost $568,616) #		506,150
Other Assets and Liabilities — Net		(12,607)

Net Assets		$493,543

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $17,745.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $568,616. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $23,702 and $86,168, respectively. Net unrealized depreciation for tax purposes is $62,466.
DEFINITION:
ADR          American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011

Common Stocks	$467,370	$16,758	$—	$484,128
Repurchase Agreement	—	3,775	—	3,775
Securities Lending Collateral	18,247	—	—	18,247

Total	$485,617	$20,533	$—	$506,150

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica WMC Diversified Growth VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 96.8%
Aerospace & Defense - 2.2%
Boeing Co.	312,276	$18,895
Honeywell International, Inc. ^	364,530	16,007
Biotechnology - 1.4%
Amgen, Inc.	421,986	23,188
Chemicals - 0.5%
Sherwin-Williams Co. ^	103,490	7,691
Communications Equipment - 7.0%
Cisco Systems, Inc.	4,974,221	77,050
Emulex Corp. ‡	1,026,598	6,570
F5 Networks, Inc. ‡	44,850	3,187
QUALCOMM, Inc.	412,536	20,062
Riverbed Technology, Inc. ‡^	314,755	6,283
Computers & Peripherals - 13.2%
Apple, Inc. ‡	288,308	109,897
Dell, Inc. ‡	1,339,184	18,949
EMC Corp. ‡	2,419,446	50,784
NetApp, Inc. ‡	477,366	16,202
QLogic Corp. ‡	1,140,175	14,457
Consumer Finance - 0.9%
American Express Co.	339,686	15,252
Diversified Consumer Services - 2.0%
Apollo Group, Inc. — Class A ‡	381,424	15,108
ITT Educational Services, Inc. ‡^	294,525	16,959
Energy Equipment & Services - 3.8%
Baker Hughes, Inc.	194,361	8,972
Cameron International Corp. ‡	279,035	11,591
Core Laboratories NV	111,375	10,005
Diamond Offshore Drilling, Inc. ^	333,449	18,252
Oceaneering International, Inc.	338,415	11,960
Health Care Equipment & Supplies - 2.4%
Edwards Lifesciences Corp. ‡^	64,399	4,590
Hologic, Inc. ‡	870,624	13,242
Intuitive Surgical, Inc. ‡^	54,955	20,020
Health Care Providers & Services - 4.1%
AmerisourceBergen Corp. — Class A	297,392	11,084
Cardinal Health, Inc.	336,946	14,111
Laboratory Corp. of America Holdings ‡	121,311	9,590
UnitedHealth Group, Inc.	647,515	29,863
Hotels, Restaurants & Leisure - 1.0%
Ctrip.com International, Ltd. ADR ‡	85,841	2,761
Starbucks Corp.	373,756	13,937
Industrial Conglomerates - 1.9%
General Electric Co.	1,419,212	21,629
Tyco International, Ltd.	201,115	8,195
Internet & Catalog Retail - 2.2%
Amazon.com, Inc. ‡	80,400	17,385
priceline.com, Inc. ‡	39,042	17,548
Internet Software & Services - 4.5%
eBay, Inc. ‡	811,190	23,922
Google, Inc. — Class A ‡	42,394	21,807
IAC/lnterActiveCorp ‡	587,373	23,231
Sohu.com, Inc. ‡^	75,172	3,623
IT Services - 5.9%
Cognizant Technology Solutions Corp. - Class A ‡	139,021	8,717
International Business Machines Corp.	493,762	86,423
Life Sciences Tools & Services - 2.3%
Bruker Corp. ‡^	541,412	7,325
Life Technologies Corp. ‡	114,041	4,383
Waters Corp. ‡	344,010	25,969
Machinery - 4.9%
Caterpillar, Inc.	388,759	28,706
Cummins, Inc.	123,071	10,050
Dover Corp.	196,896	9,175
Joy Global, Inc.	209,888	13,093
Parker Hannifin Corp.	307,900	19,438
Media - 3.2%
DIRECTV — Class A ‡	262,137	11,075
News Corp. — Class A	890,609	13,778
Omnicom Group, Inc. ^	572,956	21,107
Sirius XM Radio, Inc. ‡^	4,483,340	6,770
Metals & Mining - 2.1%
Cliffs Natural Resources, Inc. ^	113,844	5,825
Freeport-McMoRan Copper & Gold, Inc.	300,275	9,144
Rio Tinto PLC ADR	141,009	6,216
Teck Resources, Ltd. — Class B	239,034	6,977
Walter Energy, Inc.	107,848	6,472
Oil, Gas & Consumable Fuels - 6.2%
Anadarko Petroleum Corp.	155,781	9,822
BP PLC ADR^	81,279	2,932
Canadian Natural Resources, Ltd.	388,595	11,374
Exxon Mobil Corp.	447,677	32,515
Occidental Petroleum Corp.	268,259	19,181
Sandridge Energy, Inc. ‡^	536,600	2,983
Valero Energy Corp.	1,157,367	20,578
Pharmaceuticals - 0.5%
Abbott Laboratories	172,819	8,838
Semiconductors & Semiconductor Equipment - 6.2%
Altera Corp.	1,487,320	46,895
Analog Devices, Inc.	560,881	17,528
Intersil Corp. — Class A ^	1,457,536	14,998
Xilinx, Inc. ^	766,742	21,039
Software - 12.1%
Adobe Systems, Inc. ‡^	442,894	10,705
Autodesk, Inc. ‡	441,398	12,262
BMC Software, Inc. ‡	326,900	12,605
Check Point Software Technologies, Ltd. ‡	300,413	15,850
Citrix Systems, Inc. ‡	192,892	10,518
Microsoft Corp.	2,671,320	66,490
Oracle Corp.	1,963,550	56,432
Red Hat, Inc. ‡	218,876	9,250
Specialty Retail - 3.2%
Bed Bath & Beyond, Inc. ‡	150,025	8,598
Buckle, Inc. ^	184,434	7,093
PetSmart, Inc.	93,734	3,998
Ross Stores, Inc.	207,925	16,362
TJX Cos., Inc.	266,091	14,760
Textiles, Apparel & Luxury Goods - 2.4%
Coach, Inc.	176,247	9,135
Deckers Outdoor Corp. ‡^	114,381	10,667
Fossil, Inc. ‡	33,287	2,698
Lululemon Athletica, Inc. ‡^	114,364	5,564
Ralph Lauren Corp. — Class A ^	82,052	10,642

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica WMC Diversified Growth VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Wireless Telecommunication Services - 0.7%
Vodafone Group PLC ADR^	445,830	$11,436

Total Common Stocks (cost $1,619,507)		1,558,250

SECURITIES LENDING COLLATERAL - 5.5%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.19% ▲	88,278,029	88,278
Total Securities Lending Collateral (cost $88,278)

	Principal	Value

REPURCHASE AGREEMENT - 1.9%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $30,193 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, with a value of $30,798.	$30,193	30,193
Total Repurchase Agreement (cost $30,193)

Total Investment Securities (cost $1,737,978) #		1,676,721
Other Assets and Liabilities — Net		(67,883)

Net Assets		$1,608,838

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $85,569.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $1,737,978. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $131,171 and $192,428, respectively. Net unrealized depreciation for tax purposes is $61,257.
DEFINITION:
ADR          American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011

Common Stocks	$1,503,617	$54,633	$—	$1,558,250
Repurchase Agreement	—	30,193	—	30,193
Securities Lending Collateral	88,278	—	—	88,278

Total	$1,591,895	$84,826	$—	$1,676,721

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica WMC Diversified Growth II VP
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 97.8%
Aerospace & Defense - 2.2%
Boeing Co.	2,207	$133
Honeywell International, Inc.	2,840	125
Biotechnology - 1.5%
Amgen, Inc. ^	3,263	179
Chemicals - 0.4%
Sherwin-Williams Co. ^	710	53
Communications Equipment - 6.9%
Cisco Systems, Inc.	35,370	548
Emulex Corp. ‡^	7,932	51
F5 Networks, Inc. ‡	330	23
QUALCOMM, Inc.	3,126	152
Riverbed Technology, Inc. ‡^	2,348	47
Computers & Peripherals - 13.0%
Apple, Inc. ‡	2,140	816
Dell, Inc. ‡^	9,819	139
EMC Corp. ‡^	18,735	393
NetApp, Inc. ‡^	3,441	117
QLogic Corp. ‡^	7,943	101
Consumer Finance - 1.0%
American Express Co. ^	2,551	115
Diversified Consumer Services - 1.9%
Apollo Group, Inc. — Class A ‡^	2,685	106
ITT Educational Services, Inc. ‡^	2,100	121
Energy Equipment & Services - 3.6%
Baker Hughes, Inc.	1,415	65
Cameron International Corp. ‡	2,052	85
Core Laboratories NV	789	71
Diamond Offshore Drilling, Inc. ^	2,346	129
Oceaneering International, Inc. ^	2,204	78
Health Care Equipment & Supplies - 2.3%
Edwards Lifesciences Corp. ‡	489	35
Hologic, Inc. ‡^	6,402	97
Intuitive Surgical, Inc. ‡^	388	142
Health Care Providers & Services - 4.3%
AmerisourceBergen Corp. — Class A ^	2,320	86
Cardinal Health, Inc.	2,475	104
Laboratory Corp. of America Holdings ‡^	908	72
UnitedHealth Group, Inc.	5,234	241
Hotels, Restaurants & Leisure - 1.2%
Ctrip.com International, Ltd. ADR ‡^	646	21
Starbucks Corp. ^	3,134	117
Industrial Conglomerates - 1.8%
General Electric Co.	10,635	162
Tyco International, Ltd.	1,417	58
Internet & Catalog Retail - 2.1%
Amazon.com, Inc. ‡^	605	131
priceline.com, Inc. ‡^	258	116
Internet Software & Services - 4.3%
eBay, Inc. ‡	6,053	178
Google, Inc. — Class A ‡	280	144
lAC/lnterActiveCorp ‡^	4,120	163
Sohu.com, Inc. ‡^	615	30
IT Services -6.1%
Cognizant Technology Solutions Corp. - Class A ‡^	1,189	75
International Business Machines Corp. ^	3,760	658
Life Sciences Tools & Services - 2.2%
Bruker Corp. ‡^	3,850	52
Life Technologies Corp. ‡	844	32
Waters Corp. ‡^	2,416	183
Machinery - 5.2%
Caterpillar, Inc. ^	3,010	223
Cummins, Inc. ^	1,042	85
Dover Corp. ^	1,587	74
Joy Global, Inc. ^	1,747	109
Parker Hannifin Corp. ^	2,110	133
Media - 3.3%
DIRECTV — Class A ‡^	2,149	91
News Corp. — Class A ^	6,591	102
Omnicom Group, Inc. ^	4,287	157
Sirius XM Radio, Inc. ‡^	35,517	54
Metals & Mining - 2.3%
Cliffs Natural Resources, Inc. ^	1,048	54
Freeport-McMoRan Copper & Gold, Inc.	2,115	64
Rio Tinto PLC ADR^	1,112	49
Teck Resources, Ltd. — Class B	1,892	55
Walter Energy, Inc. ^	803	48
Oil, Gas & Consumable Fuels - 6.1%
Anadarko Petroleum Corp.	1,328	84
BP PLC ADR^	774	28
Canadian Natural Resources, Ltd.	2,685	79
Exxon Mobil Corp.	3,309	239
Occidental Petroleum Corp.	1,947	139
Sandridge Energy, Inc. ‡^	3,761	21
Valero Energy Corp.	7,981	142
Pharmaceuticals - 0.5%
Abbott Laboratories ^	1,279	65
Semiconductors & Semiconductor Equipment — 6.5%
Altera Corp. ^	11,824	373
Analog Devices, Inc. ^	4,123	129
Intersil Corp. — Class A ^	10,915	112
Xilinx, Inc. ^	5,758	158
Software - 12.3%
Adobe Systems, Inc. ‡	3,432	83
Autodesk, Inc. ‡^	3,501	97
BMC Software, Inc. ‡	2,321	89
Check Point Software Technologies, Ltd. ‡^	2,266	120
Citrix Systems, Inc. ‡	1,647	90
Microsoft Corp.	19,272	479
Oracle Corp.	15,405	443
Red Hat, Inc. ‡^	1,700	72
Specialty Retail - 3.3%
Bed Bath & Beyond, Inc. ‡	1,070	61
Buckle, Inc. ^	1,347	52
PetSmart, Inc.	685	29
Ross Stores, Inc.	1,664	131
TJX Cos., Inc.	2,144	119
Textiles, Apparel & Luxury Goods - 2.8%
Coach, Inc.	1,708	89
Deckers Outdoor Corp. ‡^	960	89
Fossil, Inc. ‡^	312	25
Lululemon Athletica, Inc. ‡^	925	45
Ralph Lauren Corp. — Class A ^	638	83
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC ADR^	3,475	89

Total Common Stocks (cost $11,944)		11,696

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Transamerica WMC Diversified Growth II VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	3,054,248	$3,054
Total Securities Lending Collateral (cost $3,054)

	Principal	Value

REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $129 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/15/2039, with a value of $132.	$129	129
Total Repurchase Agreement (cost $129)

Total Investment Securities (cost $15,127) #		14,879
Other Assets and Liabilities — Net		(2,930)

Net Assets		$11,949

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $2,978.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $15,127. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,117 and $1,365, respectively. Net unrealized depreciation for tax purposes is $248.
DEFINITION:
ADR          American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011

Common Stocks	$11,282	$414	$—	$11,696
Repurchase Agreement	—	129	—	129
Securities Lending Collateral	3,054	—	—	3,054

Total	$14,336	$543	$—	$14,879

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2011 Form N-Q

Notes to Schedules of Investments
At September 30, 2011
(unaudited)
Transamerica Series Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The following is a summary of significant accounting policies followed by Transamerica Series Trust (the “Portfolios”).
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolios’ custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Forward foreign currency contracts: The Portfolios are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of the Transamerica AEGON Money Market VP (“Money Market”) (formerly Transamerica Money Market VP), enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.
Open forward foreign currency contracts at September 30, 2011 are listed in the Schedules of Investments.
Option and swaption contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of the Money Market, enter into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market and an inability of the counterparty to meet the contract terms.
The Portfolios write call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they invest. The Portfolios purchase put and call options on foreign or U.S. securities, indices, futures, swaptions, and commodities. Options are marked-to-market daily to reflect the current value of the option/swaption written. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument.
The underlying face amounts of open option and swaption contracts at September 30, 2011 are listed in the Schedules of Investments.
Futures contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of the Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.
Subsequent payments (variation margin) are paid or received by the Portfolios each day, depending on the daily fluctuations in the value of the contract. Upon entering into such contracts, the Portfolios bear the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
The open futures contracts at September 30, 2011 are listed in the Schedules of Investments.

Transamerica Series Trust	September 30, 2011 Form N-Q

Notes to Schedules of Investments (continued)
At September 30, 2011
(unaudited)
Swap agreements: Swap agreements are privately negotiated agreements between the Portfolios and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolios, with the exception of the Money Market, enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available.
Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:
Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).
Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios’ exposure to the counterparty.
Certain Portfolios sell credit default swaps which expose them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps are included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered and the Portfolios would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.
Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. To help hedge against this risk, the Portfolios enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Portfolios with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios’ exposure to the counterparty.
Open swap agreements at September 30, 2011 are listed in the Schedules of Investments.
Short sales: A short sale is a transaction in which a Portfolio sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that are subject to the asset coverage requirements of the 1940 Act.
Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolios may be unable to replace borrowed securities sold short.

Transamerica Series Trust	September 30, 2011 Form N-Q

Notes to Schedules of Investments (continued)
At September 30, 2011
(unaudited)
Loan participations/assignments: Participations/assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
The Portfolios, with the exception of the Money Market, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolios that participate in such syndications, or can buy a portion of the loans, becoming part lenders. Loans are often administered by agent banks acting as agents for all holders.
The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the Portfolios have direct recourse against the corporate borrowers, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
The Portfolios held no unsecured loan participations at September 30, 2011.
Structured notes: Certain Portfolios invest in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. All structured notes are listed within the Schedules of Investments.
To be announced (“TBA”) purchase commitments: TBA purchase commitments are entered into to purchase securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.
Treasury inflation-protected securities (“TIPS”): Certain Portfolios invest in TIPS, specially structured bonds in which the principal amount adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index.
Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
The restricted and illiquid securities at September 30, 2011 are listed in the Schedules of Investments.
Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.
The PIKs at September 30, 2011 are listed in the Schedules of Investments.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of the Portfolios’ securities exposes the Portfolios to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act.
The value of loaned securities and related collateral outstanding at September 30, 2011 are shown in the Schedules of Investments.
Real estate investment trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Transamerica Series Trust	September 30, 2011 Form N-Q

Notes to Schedules of Investments (continued)
At September 30, 2011
(unaudited)
Security valuations: All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America establish a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Investment company: Securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolio and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.
Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	September 30, 2011 Form N-Q

Notes to Schedules of Investments (continued)
At September 30, 2011
(unaudited)
Fair value measurements (continued):
Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.
U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.
Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolios’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, option and swaption contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolios’ Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When a Portfolio must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Portfolios’ investments, at September 30, 2011, are disclosed in the Valuation Summary of the Portfolios’ Schedules of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no significant transfers between Level 1 and Level 2 during the period ended September 30, 2011.
For assets and liabilities for which significant unobservable inputs (Level 3) were used, there is a reconciliation of the beginning to the ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each respective Portfolios’ Schedules of Investments.

Transamerica Series Trust	September 30, 2011 Form N-Q

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust

(Registrant)

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	November 23, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	November 23, 2011

By:	/s/ Robert A. DeVault, Jr.
Robert A. DeVault, Jr.
Principal Financial Officer
Date:	November 23, 2011